UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

515 South Flower Street, Los Angeles, CA 90071

(Address of principal executive offices)

Peter Davidson, Esq.

Vice President and Secretary

515 South Flower Street

Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

TCW Central Cash Fund

Ticker: TGCXX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Central Cash Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Composite	$2	0.02%

Key Fund Statistics

  Total Net Assets$4,250,556,393
  # of Portfolio Holdings27
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

U.S. Treasury Securities	40.7%
U.S. Government Agency Obligations	31.2%
Repurchase Agreement	28.2%
Money Market Investments	0.1%
Liabilities in Excess of Other Assets	(0.2%)

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bills, 3.33%, due 11/25/25	10.3%
Bank of Montreal, 4.12%, due 11/03/25	7.1%
JP Morgan Securities, 4.14%, due 11/03/25	7.1%
Barclays Capital, Inc., 4.14%, due 11/03/25	7.1%
Bank of America NA, 4.14%, due 11/03/25	7.1%
U.S. Treasury Bills, 1.34%, due 11/06/25	6.6%
U.S. Treasury Bills, 2.41%, due 11/12/25	6.6%
U.S. Treasury Floating Rate Notes, 3.92%, due 04/30/26	4.7%
U.S. Treasury Bills, 0.15%, due 11/04/25	4.6%
U.S. Treasury Bills, 2.31%, due 11/18/25	3.2%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Central Cash Fund

Annual Shareholder Report — October 31, 2025

Ticker: TGCXX

TSR TGCXX-1025

TCW Concentrated Large Cap Growth Fund

Class I-3: TGCZX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$16Footnote Reference+	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2025 was driven by positive sector allocation effects, primarily in the Information Technology, Energy and Materials sectors. The Fund maintained a balanced mix of offensive and defensive/less-correlated growth companies, which was particularly helpful amidst tariff-related volatility. More defensive positions were very helpful during the broad-market sell-off leading up to “Liberation Day” (April 2nd), while the more offensive positions benefited from the rebound that followed President Trump’s April 9th announcement of a 90-day pause on various reciprocal tariffs and a base 10% tariff for all countries. The Fund’s exposure to myriad secular themes (Pursuit of Artificial General Intelligence, increased cyber security threats, data becoming the oil of the information economy, continued digitization and electrification of the world) remained consistent over the past year and added to portfolio performance. The narrowness of stock market returns (“Magnificent 7*” contributed ~60% of S&P 500 returns over the one-year period) as well as the dichotomy in consumer spending data (high-end consumer continued to spend while the lower end consumer pulled in spending) were key topics during the period.

The unemployment rate remained low (~4%) but due to sticky inflation, tariff uncertainty, and choppy U.S. real GDP growth (-0.5% in 1Q and 3.8% in 2Q), the Fed announced its first rate cut of 2025 in September (25bps) and followed with another 25bps cut in October. The potential benefits from anticipated deregulation and the passage of the One Big Beautiful Bill (OBBB) led to consensus estimated next 12-month S&P 500 operating margins of 18.3% (an all-time high), an offset to S&P 500 multiples that are stretched relative to history.

*Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla

Fund Performance

	Class I-3	S&P 500 Index	Russell 1000® Growth Index
08/26/2025	$10,000	$10,000	$10,000
08/31/2025	$10,020	$9,992	$9,963
09/30/2025	$10,290	$10,357	$10,492
10/31/2025	$10,660	$10,600	$10,874

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 8/26/25
Class I-3	6.60%
S&P 500 Index	6.44%
Russell 1000® Growth Index	9.41%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$774,788,429
  # of Portfolio Holdings31
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid - Net$4,377,127

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	53.1%
Communication Services	13.3%
Financials	8.9%
Consumer Discretionary	7.8%
Health Care	7.1%
Industrials	6.0%
Consumer Staples	2.8%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	0.0%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	17.2%
Microsoft Corp.	7.5%
Alphabet, Inc., Class C	6.9%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.6%
ServiceNow, Inc.	4.8%
Meta Platforms, Inc.	4.2%
Visa, Inc.	3.5%
Mastercard, Inc.	3.1%
Crowdstrike Holdings, Inc.	2.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Concentrated Large Cap Growth Fund

Annual Shareholder Report — October 31, 2025

Class I-3: TGCZX

TSR TGCZX-1025

TCW Concentrated Large Cap Growth Fund

Class I: TGCEX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$86	0.77%

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2025 was driven by positive sector allocation effects, primarily in the Information Technology, Energy and Materials sectors. The Fund maintained a balanced mix of offensive and defensive/less-correlated growth companies, which was particularly helpful amidst tariff-related volatility. More defensive positions were very helpful during the broad-market sell-off leading up to “Liberation Day” (April 2nd), while the more offensive positions benefited from the rebound that followed President Trump’s April 9th announcement of a 90-day pause on various reciprocal tariffs and a base 10% tariff for all countries. The Fund’s exposure to myriad secular themes (Pursuit of Artificial General Intelligence, increased cyber security threats, data becoming the oil of the information economy, continued digitization and electrification of the world) remained consistent over the past year and added to portfolio performance. The narrowness of stock market returns (“Magnificent 7*” contributed ~60% of S&P 500 returns over the one-year period) as well as the dichotomy in consumer spending data (high-end consumer continued to spend while the lower end consumer pulled in spending) were key topics during the period.

The unemployment rate remained low (~4%) but due to sticky inflation, tariff uncertainty, and choppy U.S. real GDP growth (-0.5% in 1Q and 3.8% in 2Q), the Fed announced its first rate cut of 2025 in September (25bps) and followed with another 25bps cut in October. The potential benefits from anticipated deregulation and the passage of the One Big Beautiful Bill (OBBB) led to consensus estimated next 12-month S&P 500 operating margins of 18.3% (an all-time high), an offset to S&P 500 multiples that are stretched relative to history.

*Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla

Fund Performance

	Class I	S&P 500 Index	Russell 1000® Growth Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,020	$10,030	$10,028
12/2015	$9,963	$9,872	$9,881
01/2016	$8,980	$9,382	$9,329
02/2016	$8,712	$9,369	$9,325
03/2016	$9,172	$10,005	$9,954
04/2016	$9,165	$10,043	$9,863
05/2016	$9,415	$10,224	$10,055
06/2016	$9,278	$10,250	$10,015
07/2016	$9,876	$10,628	$10,488
08/2016	$9,792	$10,643	$10,436
09/2016	$9,741	$10,645	$10,474
10/2016	$9,444	$10,451	$10,228
11/2016	$9,220	$10,838	$10,451
12/2016	$9,159	$11,052	$10,580
01/2017	$9,657	$11,262	$10,937
02/2017	$10,055	$11,709	$11,391
03/2017	$10,314	$11,723	$11,523
04/2017	$10,654	$11,843	$11,786
05/2017	$10,863	$12,010	$12,093
06/2017	$10,890	$12,085	$12,061
07/2017	$11,307	$12,333	$12,381
08/2017	$11,481	$12,371	$12,608
09/2017	$11,535	$12,626	$12,772
10/2017	$11,755	$12,921	$13,267
11/2017	$12,092	$13,317	$13,670
12/2017	$12,163	$13,465	$13,777
01/2018	$13,109	$14,236	$14,752
02/2018	$12,821	$13,711	$14,366
03/2018	$12,675	$13,363	$13,972
04/2018	$12,997	$13,414	$14,020
05/2018	$13,499	$13,737	$14,635
06/2018	$13,631	$13,822	$14,776
07/2018	$13,997	$14,336	$15,210
08/2018	$14,758	$14,803	$16,041
09/2018	$14,773	$14,887	$16,131
10/2018	$13,236	$13,870	$14,688
11/2018	$13,553	$14,153	$14,844
12/2018	$12,432	$12,875	$13,568
01/2019	$13,782	$13,906	$14,788
02/2019	$14,295	$14,353	$15,317
03/2019	$14,814	$14,632	$15,753
04/2019	$15,617	$15,224	$16,464
05/2019	$14,848	$14,257	$15,424
06/2019	$15,714	$15,262	$16,484
07/2019	$15,839	$15,481	$16,856
08/2019	$15,549	$15,236	$16,727
09/2019	$15,383	$15,521	$16,729
10/2019	$15,748	$15,857	$17,200
11/2019	$16,500	$16,433	$17,964
12/2019	$16,911	$16,928	$18,506
01/2020	$17,538	$16,922	$18,919
02/2020	$16,730	$15,529	$17,631
03/2020	$14,942	$13,611	$15,896
04/2020	$17,246	$15,356	$18,249
05/2020	$18,767	$16,087	$19,474
06/2020	$19,556	$16,407	$20,322
07/2020	$20,792	$17,332	$21,885
08/2020	$22,512	$18,578	$24,144
09/2020	$21,643	$17,872	$23,008
10/2020	$21,196	$17,397	$22,226
11/2020	$23,351	$19,301	$24,502
12/2020	$23,561	$20,043	$25,629
01/2021	$22,956	$19,841	$25,439
02/2021	$23,508	$20,388	$25,433
03/2021	$23,628	$21,281	$25,870
04/2021	$25,710	$22,416	$27,630
05/2021	$25,411	$22,573	$27,248
06/2021	$27,401	$23,100	$28,958
07/2021	$28,385	$23,649	$29,912
08/2021	$29,623	$24,368	$31,030
09/2021	$27,900	$23,234	$29,293
10/2021	$29,743	$24,862	$31,830
11/2021	$29,636	$24,690	$32,024
12/2021	$29,651	$25,797	$32,701
01/2022	$26,492	$24,462	$29,895
02/2022	$24,953	$23,729	$28,625
03/2022	$25,516	$24,610	$29,745
04/2022	$21,809	$22,464	$26,153
05/2022	$21,126	$22,505	$25,545
06/2022	$19,685	$20,648	$23,521
07/2022	$21,696	$22,552	$26,344
08/2022	$20,600	$21,632	$25,117
09/2022	$18,357	$19,640	$22,675
10/2022	$19,355	$21,230	$24,001
11/2022	$20,240	$22,416	$25,094
12/2022	$18,866	$21,125	$23,173
01/2023	$20,829	$22,452	$25,105
02/2023	$20,232	$21,904	$24,807
03/2023	$21,490	$22,708	$26,502
04/2023	$21,788	$23,063	$26,764
05/2023	$22,919	$23,163	$27,984
06/2023	$24,258	$24,693	$29,897
07/2023	$25,127	$25,487	$30,904
08/2023	$24,828	$25,081	$30,627
09/2023	$23,381	$23,885	$28,961
10/2023	$22,955	$23,383	$28,549
11/2023	$26,068	$25,518	$31,661
12/2023	$27,228	$26,678	$33,063
01/2024	$28,640	$27,126	$33,888
02/2024	$30,377	$28,574	$36,200
03/2024	$30,915	$29,494	$36,837
04/2024	$29,280	$28,289	$35,275
05/2024	$30,783	$29,692	$37,386
06/2024	$33,230	$30,757	$39,907
07/2024	$32,103	$31,132	$39,229
08/2024	$33,068	$31,887	$40,046
09/2024	$33,698	$32,568	$41,180
10/2024	$33,951	$32,272	$41,044
11/2024	$36,379	$34,167	$43,706
12/2024	$35,646	$33,352	$44,092
01/2025	$36,935	$34,281	$44,964
02/2025	$35,611	$33,834	$43,349
03/2025	$32,411	$31,928	$39,697
04/2025	$33,219	$31,711	$40,400
05/2025	$36,666	$33,707	$43,975
06/2025	$38,541	$35,421	$46,778
07/2025	$39,514	$36,216	$48,544
08/2025	$39,092	$36,950	$49,087
09/2025	$40,124	$38,299	$51,695
10/2025	$41,600	$39,196	$53,572

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	22.53%	14.44%	15.32%
S&P 500 Index	21.45%	17.64%	14.63%
Russell 1000® Growth Index	30.52%	19.24%	18.27%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$774,788,429
  # of Portfolio Holdings31
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid - Net$4,377,127

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	53.1%
Communication Services	13.3%
Financials	8.9%
Consumer Discretionary	7.8%
Health Care	7.1%
Industrials	6.0%
Consumer Staples	2.8%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	0.0%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	17.2%
Microsoft Corp.	7.5%
Alphabet, Inc., Class C	6.9%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.6%
ServiceNow, Inc.	4.8%
Meta Platforms, Inc.	4.2%
Visa, Inc.	3.5%
Mastercard, Inc.	3.1%
Crowdstrike Holdings, Inc.	2.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Concentrated Large Cap Growth Fund

Annual Shareholder Report — October 31, 2025

Class I: TGCEX

TSR TGCEX-1025

TCW Concentrated Large Cap Growth Fund

Class N: TGCNX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Concentrated Large Cap Growth Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$100	0.90%

How did the Fund perform last year and what affected its performance?

The Fund’s outperformance relative to the S&P 500 in 2025 was driven by positive sector allocation effects, primarily in the Information Technology, Energy and Materials sectors. The Fund maintained a balanced mix of offensive and defensive/less-correlated growth companies, which was particularly helpful amidst tariff-related volatility. More defensive positions were very helpful during the broad-market sell-off leading up to “Liberation Day” (April 2nd), while the more offensive positions benefited from the rebound that followed President Trump’s April 9th announcement of a 90-day pause on various reciprocal tariffs and a base 10% tariff for all countries. The Fund’s exposure to myriad secular themes (Pursuit of Artificial General Intelligence, increased cyber security threats, data becoming the oil of the information economy, continued digitization and electrification of the world) remained consistent over the past year and added to portfolio performance. The narrowness of stock market returns (“Magnificent 7*” contributed ~60% of S&P 500 returns over the one-year period) as well as the dichotomy in consumer spending data (high-end consumer continued to spend while the lower end consumer pulled in spending) were key topics during the period.

The unemployment rate remained low (~4%) but due to sticky inflation, tariff uncertainty, and choppy U.S. real GDP growth (-0.5% in 1Q and 3.8% in 2Q), the Fed announced its first rate cut of 2025 in September (25bps) and followed with another 25bps cut in October. The potential benefits from anticipated deregulation and the passage of the One Big Beautiful Bill (OBBB) led to consensus estimated next 12-month S&P 500 operating margins of 18.3% (an all-time high), an offset to S&P 500 multiples that are stretched relative to history.

*Alphabet, Amazon, Apple, NVIDIA, Meta, Microsoft, Tesla

Fund Performance

	Class N	S&P 500 Index	Russell 1000® Growth Index
10/2015	$10,000	$10,000	$10,000
11/2015	$10,018	$10,030	$10,028
12/2015	$9,960	$9,872	$9,881
01/2016	$8,974	$9,382	$9,329
02/2016	$8,707	$9,369	$9,325
03/2016	$9,164	$10,005	$9,954
04/2016	$9,156	$10,043	$9,863
05/2016	$9,403	$10,224	$10,055
06/2016	$9,264	$10,250	$10,015
07/2016	$9,856	$10,628	$10,488
08/2016	$9,771	$10,643	$10,436
09/2016	$9,721	$10,645	$10,474
10/2016	$9,419	$10,451	$10,228
11/2016	$9,194	$10,838	$10,451
12/2016	$9,133	$11,052	$10,580
01/2017	$9,626	$11,262	$10,937
02/2017	$10,024	$11,709	$11,391
03/2017	$10,281	$11,723	$11,523
04/2017	$10,617	$11,843	$11,786
05/2017	$10,824	$12,010	$12,093
06/2017	$10,849	$12,085	$12,061
07/2017	$11,259	$12,333	$12,381
08/2017	$11,433	$12,371	$12,608
09/2017	$11,483	$12,626	$12,772
10/2017	$11,698	$12,921	$13,267
11/2017	$12,034	$13,317	$13,670
12/2017	$12,103	$13,465	$13,777
01/2018	$13,037	$14,236	$14,752
02/2018	$12,754	$13,711	$14,366
03/2018	$12,599	$13,363	$13,972
04/2018	$12,925	$13,414	$14,020
05/2018	$13,417	$13,737	$14,635
06/2018	$13,545	$13,822	$14,776
07/2018	$13,908	$14,336	$15,210
08/2018	$14,661	$14,803	$16,041
09/2018	$14,677	$14,887	$16,131
10/2018	$13,144	$13,870	$14,688
11/2018	$13,459	$14,153	$14,844
12/2018	$12,338	$12,875	$13,568
01/2019	$13,677	$13,906	$14,788
02/2019	$14,185	$14,353	$15,317
03/2019	$14,699	$14,632	$15,753
04/2019	$15,493	$15,224	$16,464
05/2019	$14,725	$14,257	$15,424
06/2019	$15,581	$15,262	$16,484
07/2019	$15,702	$15,481	$16,856
08/2019	$15,410	$15,236	$16,727
09/2019	$15,245	$15,521	$16,729
10/2019	$15,607	$15,857	$17,200
11/2019	$16,349	$16,433	$17,964
12/2019	$16,749	$16,928	$18,506
01/2020	$17,372	$16,922	$18,919
02/2020	$16,567	$15,529	$17,631
03/2020	$14,797	$13,611	$15,896
04/2020	$17,064	$15,356	$18,249
05/2020	$18,575	$16,087	$19,474
06/2020	$19,352	$16,407	$20,322
07/2020	$20,576	$17,332	$21,885
08/2020	$22,269	$18,578	$24,144
09/2020	$21,409	$17,872	$23,008
10/2020	$20,954	$17,397	$22,226
11/2020	$23,081	$19,301	$24,502
12/2020	$23,283	$20,043	$25,629
01/2021	$22,685	$19,841	$25,439
02/2021	$23,223	$20,388	$25,433
03/2021	$23,344	$21,281	$25,870
04/2021	$25,396	$22,416	$27,630
05/2021	$25,093	$22,573	$27,248
06/2021	$27,054	$23,100	$28,958
07/2021	$28,023	$23,649	$29,912
08/2021	$29,235	$24,368	$31,030
09/2021	$27,531	$23,234	$29,293
10/2021	$29,348	$24,862	$31,830
11/2021	$29,235	$24,690	$32,024
12/2021	$29,252	$25,797	$32,701
01/2022	$26,125	$24,462	$29,895
02/2022	$24,609	$23,729	$28,625
03/2022	$25,158	$24,610	$29,745
04/2022	$21,499	$22,464	$26,153
05/2022	$20,829	$22,505	$25,545
06/2022	$19,400	$20,648	$23,521
07/2022	$21,386	$22,552	$26,344
08/2022	$20,306	$21,632	$25,117
09/2022	$18,093	$19,640	$22,675
10/2022	$19,069	$21,230	$24,001
11/2022	$19,940	$22,416	$25,094
12/2022	$18,597	$21,125	$23,173
01/2023	$20,526	$22,452	$25,105
02/2023	$19,938	$21,904	$24,807
03/2023	$21,169	$22,708	$26,502
04/2023	$21,464	$23,063	$26,764
05/2023	$22,576	$23,163	$27,984
06/2023	$23,884	$24,693	$29,897
07/2023	$24,734	$25,487	$30,904
08/2023	$24,440	$25,081	$30,627
09/2023	$23,012	$23,885	$28,961
10/2023	$22,597	$23,383	$28,549
11/2023	$25,650	$25,518	$31,661
12/2023	$26,784	$26,678	$33,063
01/2024	$28,181	$27,126	$33,888
02/2024	$29,879	$28,574	$36,200
03/2024	$30,407	$29,494	$36,837
04/2024	$28,797	$28,289	$35,275
05/2024	$30,269	$29,692	$37,386
06/2024	$32,672	$30,757	$39,907
07/2024	$31,565	$31,132	$39,229
08/2024	$32,508	$31,887	$40,046
09/2024	$33,112	$32,568	$41,180
10/2024	$33,364	$32,272	$41,044
11/2024	$35,742	$34,167	$43,706
12/2024	$35,034	$33,352	$44,092
01/2025	$36,304	$34,281	$44,964
02/2025	$34,988	$33,834	$43,349
03/2025	$31,857	$31,928	$39,697
04/2025	$32,644	$31,711	$40,400
05/2025	$36,017	$33,707	$43,975
06/2025	$37,862	$35,421	$46,778
07/2025	$38,800	$36,216	$48,544
08/2025	$38,392	$36,950	$49,087
09/2025	$39,405	$38,299	$51,695
10/2025	$40,842	$39,196	$53,572

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	22.41%	14.28%	15.11%
S&P 500 Index	21.45%	17.64%	14.63%
Russell 1000® Growth Index	30.52%	19.24%	18.27%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$774,788,429
  # of Portfolio Holdings31
  Portfolio Turnover Rate17%
  Total Advisory Fees Paid - Net$4,377,127

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	53.1%
Communication Services	13.3%
Financials	8.9%
Consumer Discretionary	7.8%
Health Care	7.1%
Industrials	6.0%
Consumer Staples	2.8%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	0.0%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	17.2%
Microsoft Corp.	7.5%
Alphabet, Inc., Class C	6.9%
Broadcom, Inc.	6.0%
Amazon.com, Inc.	5.6%
ServiceNow, Inc.	4.8%
Meta Platforms, Inc.	4.2%
Visa, Inc.	3.5%
Mastercard, Inc.	3.1%
Crowdstrike Holdings, Inc.	2.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Concentrated Large Cap Growth Fund

Annual Shareholder Report — October 31, 2025

Class N: TGCNX

TSR TGCNX-1025

TCW Conservative Allocation Fund

Class I: TGPCX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$32	0.31%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the TCW Conservative Allocation Fund’s results reflected a mix of positive and negative influences across asset classes.

Fixed Income

• Overall, fixed income contributed positively, supported by a rally in interest rates during the year as markets anticipated cuts to the federal funds rate.

• The Fund maintained a defensive posture with an emphasis on high-quality fixed income assets, including agency mortgage-backed securities (AMBS), and extended interest rate duration.

• Modest exposure to high yield corporate debt and emerging market sovereign bonds also added incremental gains.

Equities

• The bulk of underperformance came from equities. Within this sleeve, the primary drag was from the Durable Growth strategy (formerly known as Compounders), which invests in defensive and predictable businesses.

• The second half of the year proved challenging for this approach, as the market rebound following the Liberation Day sell-off was led by high-beta, more volatile companies, which constitutes the opposite of the Fund’s positioning.

• Several idiosyncratic holdings, including FISERV, FICO, and Gartner, detracted from returns. Gartner was further pressured by a rotation away from software amid concerns about artificial intelligence disruption.

• The Concentrated Large Cap Growth strategy also weighed on performance, particularly its defensive growth component that constitutes about a third of the strategy’s exposure, which faced similar headwinds.

Alternative Assets

• Exposure to alternative asset classes such as gold, commodities, and liquid real assets was increased to provide diversification amid elevated stock-bond correlations. These allocations contributed positively to returns.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$9,984	$9,974	$10,030	$9,996
12/2015	$9,920	$9,941	$9,872	$9,914
01/2016	$9,654	$10,078	$9,382	$9,799
02/2016	$9,654	$10,150	$9,369	$9,835
03/2016	$9,895	$10,243	$10,005	$10,156
04/2016	$9,912	$10,282	$10,043	$10,195
05/2016	$9,953	$10,285	$10,224	$10,270
06/2016	$10,045	$10,470	$10,250	$10,391
07/2016	$10,219	$10,536	$10,628	$10,584
08/2016	$10,211	$10,524	$10,643	$10,583
09/2016	$10,219	$10,517	$10,645	$10,580
10/2016	$10,078	$10,437	$10,451	$10,454
11/2016	$10,028	$10,190	$10,838	$10,461
12/2016	$10,065	$10,205	$11,052	$10,552
01/2017	$10,181	$10,225	$11,262	$10,645
02/2017	$10,305	$10,293	$11,709	$10,857
03/2017	$10,340	$10,288	$11,723	$10,858
04/2017	$10,411	$10,367	$11,843	$10,953
05/2017	$10,491	$10,447	$12,010	$11,065
06/2017	$10,527	$10,437	$12,085	$11,086
07/2017	$10,616	$10,481	$12,333	$11,206
08/2017	$10,678	$10,575	$12,371	$11,280
09/2017	$10,722	$10,525	$12,626	$11,341
10/2017	$10,811	$10,531	$12,921	$11,451
11/2017	$10,891	$10,518	$13,317	$11,582
12/2017	$10,954	$10,566	$13,465	$11,666
01/2018	$11,130	$10,444	$14,236	$11,852
02/2018	$10,927	$10,345	$13,711	$11,610
03/2018	$10,899	$10,412	$13,363	$11,537
04/2018	$10,927	$10,334	$13,414	$11,503
05/2018	$11,047	$10,408	$13,737	$11,663
06/2018	$11,047	$10,395	$13,822	$11,683
07/2018	$11,167	$10,398	$14,336	$11,859
08/2018	$11,297	$10,465	$14,803	$12,059
09/2018	$11,269	$10,397	$14,887	$12,040
10/2018	$10,816	$10,315	$13,870	$11,654
11/2018	$10,917	$10,377	$14,153	$11,791
12/2018	$10,613	$10,567	$12,875	$11,495
01/2019	$11,038	$10,679	$13,906	$11,936
02/2019	$11,245	$10,673	$14,353	$12,086
03/2019	$11,403	$10,878	$14,632	$12,319
04/2019	$11,551	$10,881	$15,224	$12,520
05/2019	$11,433	$11,074	$14,257	$12,335
06/2019	$11,789	$11,213	$15,262	$12,776
07/2019	$11,828	$11,238	$15,481	$12,866
08/2019	$11,878	$11,529	$15,236	$12,985
09/2019	$11,868	$11,468	$15,521	$13,040
10/2019	$11,947	$11,502	$15,857	$13,177
11/2019	$12,115	$11,496	$16,433	$13,364
12/2019	$12,185	$11,488	$16,928	$13,520
01/2020	$12,354	$11,709	$16,922	$13,674
02/2020	$12,090	$11,920	$15,529	$13,371
03/2020	$11,180	$11,850	$13,611	$12,664
04/2020	$11,857	$12,061	$15,356	$13,448
05/2020	$12,259	$12,117	$16,087	$13,742
06/2020	$12,492	$12,193	$16,407	$13,903
07/2020	$12,904	$12,375	$17,332	$14,341
08/2020	$13,169	$12,275	$18,578	$14,684
09/2020	$13,031	$12,269	$17,872	$14,456
10/2020	$12,925	$12,214	$17,397	$14,264
11/2020	$13,676	$12,334	$19,301	$14,972
12/2020	$13,920	$12,351	$20,043	$15,215
01/2021	$13,792	$12,262	$19,841	$15,088
02/2021	$13,963	$12,085	$20,388	$15,124
03/2021	$14,049	$11,934	$21,281	$15,275
04/2021	$14,468	$12,028	$22,416	$15,674
05/2021	$14,543	$12,068	$22,573	$15,748
06/2021	$14,693	$12,153	$23,100	$15,962
07/2021	$14,876	$12,288	$23,649	$16,220
08/2021	$15,058	$12,265	$24,368	$16,399
09/2021	$14,682	$12,159	$23,234	$16,009
10/2021	$14,983	$12,155	$24,862	$16,455
11/2021	$14,833	$12,191	$24,690	$16,438
12/2021	$15,097	$12,160	$25,797	$16,708
01/2022	$14,554	$11,898	$24,462	$16,146
02/2022	$14,318	$11,765	$23,729	$15,845
03/2022	$14,259	$11,439	$24,610	$15,816
04/2022	$13,504	$11,005	$22,464	$14,904
05/2022	$13,469	$11,076	$22,505	$14,973
06/2022	$12,832	$10,902	$20,648	$14,337
07/2022	$13,410	$11,168	$22,552	$15,076
08/2022	$13,044	$10,853	$21,632	$14,575
09/2022	$12,254	$10,384	$19,640	$13,660
10/2022	$12,466	$10,249	$21,230	$13,996
11/2022	$13,033	$10,626	$22,416	$14,618
12/2022	$12,800	$10,578	$21,125	$14,242
01/2023	$13,419	$10,904	$22,452	$14,862
02/2023	$13,097	$10,622	$21,904	$14,487
03/2023	$13,369	$10,891	$22,708	$14,920
04/2023	$13,480	$10,957	$23,063	$15,068
05/2023	$13,369	$10,838	$23,163	$14,995
06/2023	$13,654	$10,800	$24,693	$15,360
07/2023	$13,851	$10,792	$25,487	$15,551
08/2023	$13,678	$10,723	$25,081	$15,392
09/2023	$13,221	$10,451	$23,885	$14,864
10/2023	$12,961	$10,286	$23,383	$14,598
11/2023	$13,827	$10,751	$25,518	$15,528
12/2023	$14,446	$11,163	$26,678	$16,167
01/2024	$14,536	$11,132	$27,126	$16,249
02/2024	$14,638	$10,975	$28,574	$16,458
03/2024	$14,918	$11,076	$29,494	$16,761
04/2024	$14,421	$10,797	$28,289	$16,233
05/2024	$14,829	$10,980	$29,692	$16,720
06/2024	$15,033	$11,084	$30,757	$17,055
07/2024	$15,403	$11,343	$31,132	$17,377
08/2024	$15,721	$11,505	$31,887	$17,696
09/2024	$15,964	$11,660	$32,568	$17,989
10/2024	$15,581	$11,370	$32,272	$17,656
11/2024	$15,989	$11,491	$34,167	$18,183
12/2024	$15,532	$11,303	$33,352	$17,831
01/2025	$15,833	$11,363	$34,281	$18,086
02/2025	$16,052	$11,613	$33,834	$18,231
03/2025	$15,806	$11,617	$31,928	$17,824
04/2025	$15,874	$11,663	$31,711	$17,818
05/2025	$16,094	$11,579	$33,707	$18,190
06/2025	$16,504	$11,757	$35,421	$18,727
07/2025	$16,395	$11,726	$36,216	$18,866
08/2025	$16,559	$11,866	$36,950	$19,154
09/2025	$16,778	$11,996	$38,299	$19,559
10/2025	$16,943	$12,071	$39,196	$19,816

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	8.74%	5.56%	5.41%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P 500 Index	21.45%	17.64%	14.63%
40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.08%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$35,019,189
  # of Portfolio Holdings19
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	65.6%
Diversified Equity Funds	16.9%
Exchange-Traded Funds	16.1%
Exchange-Traded Notes	1.0%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.1%

Top Ten Holdings (as a % of Net Assets)

TCW Securitized Bond Fund, Class I	24.9%
TCW MetWest Total Return Bond Fund, Class I	23.8%
TCW MetWest Unconstrained Bond Fund, Class I	10.7%
TCW Durable Growth ETF	9.9%
TCW Relative Value Large Cap Fund, Class I	9.2%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), Class I	4.6%
TCW Global Real Estate Fund, Class I	2.9%
TCW Global Bond Fund, Class I	2.5%
iShares MSCI EAFE ETF	2.1%
TCW MetWest Low Duration Bond Fund, Class I	2.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Conservative Allocation Fund

Annual Shareholder Report — October 31, 2025

Class I: TGPCX

TSR TGPCX-1025

TCW Conservative Allocation Fund

Class N: TGPNX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Conservative Allocation Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$71	0.68%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended October 31, 2025, the TCW Conservative Allocation Fund’s results reflected a mix of positive and negative influences across asset classes.

Fixed Income

• Overall, fixed income contributed positively, supported by a rally in interest rates during the year as markets anticipated cuts to the federal funds rate.

• The Fund maintained a defensive posture with an emphasis on high-quality fixed income assets, including agency mortgage-backed securities (AMBS), and extended interest rate duration.

• Modest exposure to high yield corporate debt and emerging market sovereign bonds also added incremental gains.

Equities

• The bulk of underperformance came from equities. Within this sleeve, the primary drag was from the Durable Growth strategy (formerly known as Compounders), which invests in defensive and predictable businesses.

• The second half of the year proved challenging for this approach, as the market rebound following the Liberation Day sell-off was led by high-beta, more volatile companies, which constitutes the opposite of the Fund’s positioning.

• Several idiosyncratic holdings, including FISERV, FICO, and Gartner, detracted from returns. Gartner was further pressured by a rotation away from software amid concerns about artificial intelligence disruption.

• The Concentrated Large Cap Growth strategy also weighed on performance, particularly its defensive growth component that constitutes about a third of the strategy’s exposure, which faced similar headwinds.

Alternative Assets

• Exposure to alternative asset classes such as gold, commodities, and liquid real assets was increased to provide diversification amid elevated stock-bond correlations. These allocations contributed positively to returns.

Fund Performance

	Class N	Bloomberg U.S. Aggregate Bond Index	S&P 500 Index	40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000	$10,000	$10,000
11/2015	$9,984	$9,974	$10,030	$9,996
12/2015	$9,906	$9,941	$9,872	$9,914
01/2016	$9,640	$10,078	$9,382	$9,799
02/2016	$9,640	$10,150	$9,369	$9,835
03/2016	$9,873	$10,243	$10,005	$10,156
04/2016	$9,881	$10,282	$10,043	$10,195
05/2016	$9,923	$10,285	$10,224	$10,270
06/2016	$10,014	$10,470	$10,250	$10,391
07/2016	$10,181	$10,536	$10,628	$10,584
08/2016	$10,172	$10,524	$10,643	$10,583
09/2016	$10,172	$10,517	$10,645	$10,580
10/2016	$10,031	$10,437	$10,451	$10,454
11/2016	$9,973	$10,190	$10,838	$10,461
12/2016	$10,002	$10,205	$11,052	$10,552
01/2017	$10,117	$10,225	$11,262	$10,645
02/2017	$10,232	$10,293	$11,709	$10,857
03/2017	$10,267	$10,288	$11,723	$10,858
04/2017	$10,329	$10,367	$11,843	$10,953
05/2017	$10,408	$10,447	$12,010	$11,065
06/2017	$10,443	$10,437	$12,085	$11,086
07/2017	$10,522	$10,481	$12,333	$11,206
08/2017	$10,575	$10,575	$12,371	$11,280
09/2017	$10,628	$10,525	$12,626	$11,341
10/2017	$10,707	$10,531	$12,921	$11,451
11/2017	$10,778	$10,518	$13,317	$11,582
12/2017	$10,843	$10,566	$13,465	$11,666
01/2018	$11,017	$10,444	$14,236	$11,852
02/2018	$10,816	$10,345	$13,711	$11,610
03/2018	$10,779	$10,412	$13,363	$11,537
04/2018	$10,798	$10,334	$13,414	$11,503
05/2018	$10,916	$10,408	$13,737	$11,663
06/2018	$10,907	$10,395	$13,822	$11,683
07/2018	$11,026	$10,398	$14,336	$11,859
08/2018	$11,154	$10,465	$14,803	$12,059
09/2018	$11,127	$10,397	$14,887	$12,040
10/2018	$10,670	$10,315	$13,870	$11,654
11/2018	$10,770	$10,377	$14,153	$11,791
12/2018	$10,470	$10,567	$12,875	$11,495
01/2019	$10,878	$10,679	$13,906	$11,936
02/2019	$11,083	$10,673	$14,353	$12,086
03/2019	$11,228	$10,878	$14,632	$12,319
04/2019	$11,384	$10,881	$15,224	$12,520
05/2019	$11,258	$11,074	$14,257	$12,335
06/2019	$11,608	$11,213	$15,262	$12,776
07/2019	$11,637	$11,238	$15,481	$12,866
08/2019	$11,685	$11,529	$15,236	$12,985
09/2019	$11,676	$11,468	$15,521	$13,040
10/2019	$11,753	$11,502	$15,857	$13,177
11/2019	$11,919	$11,496	$16,433	$13,364
12/2019	$11,980	$11,488	$16,928	$13,520
01/2020	$12,146	$11,709	$16,922	$13,674
02/2020	$11,877	$11,920	$15,529	$13,371
03/2020	$10,985	$11,850	$13,611	$12,664
04/2020	$11,638	$12,061	$15,356	$13,448
05/2020	$12,032	$12,117	$16,087	$13,742
06/2020	$12,261	$12,193	$16,407	$13,903
07/2020	$12,665	$12,375	$17,332	$14,341
08/2020	$12,914	$12,275	$18,578	$14,684
09/2020	$12,779	$12,269	$17,872	$14,456
10/2020	$12,675	$12,214	$17,397	$14,264
11/2020	$13,402	$12,334	$19,301	$14,972
12/2020	$13,650	$12,351	$20,043	$15,215
01/2021	$13,514	$12,262	$19,841	$15,088
02/2021	$13,671	$12,085	$20,388	$15,124
03/2021	$13,755	$11,934	$21,281	$15,275
04/2021	$14,164	$12,028	$22,416	$15,674
05/2021	$14,227	$12,068	$22,573	$15,748
06/2021	$14,385	$12,153	$23,100	$15,962
07/2021	$14,552	$12,288	$23,649	$16,220
08/2021	$14,720	$12,265	$24,368	$16,399
09/2021	$14,353	$12,159	$23,234	$16,009
10/2021	$14,657	$12,155	$24,862	$16,455
11/2021	$14,511	$12,191	$24,690	$16,438
12/2021	$14,764	$12,160	$25,797	$16,708
01/2022	$14,224	$11,898	$24,462	$16,146
02/2022	$13,994	$11,765	$23,729	$15,845
03/2022	$13,936	$11,439	$24,610	$15,816
04/2022	$13,189	$11,005	$22,464	$14,904
05/2022	$13,154	$11,076	$22,505	$14,973
06/2022	$12,533	$10,902	$20,648	$14,337
07/2022	$13,097	$11,168	$22,552	$15,076
08/2022	$12,740	$10,853	$21,632	$14,575
09/2022	$11,959	$10,384	$19,640	$13,660
10/2022	$12,154	$10,249	$21,230	$13,996
11/2022	$12,717	$10,626	$22,416	$14,618
12/2022	$12,481	$10,578	$21,125	$14,242
01/2023	$13,082	$10,904	$22,452	$14,862
02/2023	$12,770	$10,622	$21,904	$14,487
03/2023	$13,034	$10,891	$22,708	$14,920
04/2023	$13,130	$10,957	$23,063	$15,068
05/2023	$13,022	$10,838	$23,163	$14,995
06/2023	$13,299	$10,800	$24,693	$15,360
07/2023	$13,491	$10,792	$25,487	$15,551
08/2023	$13,323	$10,723	$25,081	$15,392
09/2023	$12,878	$10,451	$23,885	$14,864
10/2023	$12,613	$10,286	$23,383	$14,598
11/2023	$13,455	$10,751	$25,518	$15,528
12/2023	$14,050	$11,163	$26,678	$16,167
01/2024	$14,137	$11,132	$27,126	$16,249
02/2024	$14,236	$10,975	$28,574	$16,458
03/2024	$14,508	$11,076	$29,494	$16,761
04/2024	$14,013	$10,797	$28,289	$16,233
05/2024	$14,409	$10,980	$29,692	$16,720
06/2024	$14,619	$11,084	$30,757	$17,055
07/2024	$14,978	$11,343	$31,132	$17,377
08/2024	$15,275	$11,505	$31,887	$17,696
09/2024	$15,510	$11,660	$32,568	$17,989
10/2024	$15,139	$11,370	$32,272	$17,656
11/2024	$15,535	$11,491	$34,167	$18,183
12/2024	$15,090	$11,303	$33,352	$17,831
01/2025	$15,382	$11,363	$34,281	$18,086
02/2025	$15,595	$11,613	$33,834	$18,231
03/2025	$15,356	$11,617	$31,928	$17,824
04/2025	$15,422	$11,663	$31,711	$17,818
05/2025	$15,621	$11,579	$33,707	$18,190
06/2025	$16,020	$11,757	$35,421	$18,727
07/2025	$15,900	$11,726	$36,216	$18,866
08/2025	$16,060	$11,866	$36,950	$19,154
09/2025	$16,246	$11,996	$38,299	$19,559
10/2025	$16,405	$12,071	$39,196	$19,816

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	8.37%	5.29%	5.07%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
S&P 500 Index	21.45%	17.64%	14.63%
40% S&P 500 Index/60% Bloomberg U.S. Aggregate Bond Index	12.23%	6.80%	7.08%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$35,019,189
  # of Portfolio Holdings19
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Diversified Fixed Income Funds	65.6%
Diversified Equity Funds	16.9%
Exchange-Traded Funds	16.1%
Exchange-Traded Notes	1.0%
Short-Term Investments	0.3%
Other Assets in Excess of Liabilities	0.1%

Top Ten Holdings (as a % of Net Assets)

TCW Securitized Bond Fund, Class I	24.9%
TCW MetWest Total Return Bond Fund, Class I	23.8%
TCW MetWest Unconstrained Bond Fund, Class I	10.7%
TCW Durable Growth ETF	9.9%
TCW Relative Value Large Cap Fund, Class I	9.2%
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), Class I	4.6%
TCW Global Real Estate Fund, Class I	2.9%
TCW Global Bond Fund, Class I	2.5%
iShares MSCI EAFE ETF	2.1%
TCW MetWest Low Duration Bond Fund, Class I	2.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Conservative Allocation Fund

Annual Shareholder Report — October 31, 2025

Class N: TGPNX

TSR TGPNX-1025

TCW Core Fixed Income Fund

Class I-3: TGCQX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$10Footnote Reference+	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

Relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 basis points on a duration-adjusted basis for the period. Non-agency MBS positions also contributed as spreads tightened and prices rose throughout the period, while smaller gains came from the overweight to commercial MBS and asset-backed securities as both sectors beat Treasuries on a duration-adjusted basis. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening, while the underweight heading into the volatility helped to insulate relative performance. Finally, the Fund’s longer-than-index duration position was a small drag, due largely to the drag early in the period as rates sold off sharply following the November 2024 election results and attendant expectations of continued U.S. exceptionalism. The rest of the period was marked by fluctuations in rates that ultimately saw longer tenors of the yield curve move higher amid concerns surrounding fiscal sustainability, Fed independence, and term premium. However, short and intermediate tenors ended the period lower as markets repriced expectations for Fed rate cuts against a backdrop of weakening labor market data that brought about the resumption of Fed interest rate cuts in September 2025, rewarding the Fund’s curve-steepening bias.

Fund Performance

	Class I-3	Bloomberg U.S. Aggregate Bond Index
08/26/2025	$10,000	$10,000
08/31/2025	$10,020	$10,011
09/30/2025	$10,146	$10,120
10/31/2025	$10,211	$10,183

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 8/26/25
Class I-3	2.11%
Bloomberg U.S. Aggregate Bond Index	1.97%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$458,972,668
  # of Portfolio Holdings375
  Portfolio Turnover Rate426%
  Total Advisory Fees Paid - Net$1,836,575

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	33.7%
U.S. Treasury Securities	24.0%
Corporate Bonds	17.6%
Short-Term Investments	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.9%
Asset-Backed Securities	6.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.7%
Liabilities in Excess of Other Assets	(6.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	9.7%
U.S. Treasury Bonds, 4.88%, due 08/15/45	4.0%
U.S. Treasury Notes, 3.75%, due 10/31/32	3.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.0%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.5%
Federal National Mortgage Association, 2.50%, due 12/01/51	1.2%
Federal National Mortgage Association, 4.50%, due 12/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 03/01/51	1.1%
Federal National Mortgage Association, 2.00%, due 04/01/51	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Annual Shareholder Report — October 31, 2025

Class I-3: TGCQX

TSR TGCQX-1025

TCW Core Fixed Income Fund

Class I: TGCFX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$51	0.49%

How did the Fund perform last year and what affected its performance?

Relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 basis points on a duration-adjusted basis for the period. Non-agency MBS positions also contributed as spreads tightened and prices rose throughout the period, while smaller gains came from the overweight to commercial MBS and asset-backed securities as both sectors beat Treasuries on a duration-adjusted basis. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening, while the underweight heading into the volatility helped to insulate relative performance. Finally, the Fund’s longer-than-index duration position was a small drag, due largely to the drag early in the period as rates sold off sharply following the November 2024 election results and attendant expectations of continued U.S. exceptionalism. The rest of the period was marked by fluctuations in rates that ultimately saw longer tenors of the yield curve move higher amid concerns surrounding fiscal sustainability, Fed independence, and term premium. However, short and intermediate tenors ended the period lower as markets repriced expectations for Fed rate cuts against a backdrop of weakening labor market data that brought about the resumption of Fed interest rate cuts in September 2025, rewarding the Fund’s curve-steepening bias.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,978	$9,974
12/2015	$9,951	$9,941
01/2016	$10,073	$10,078
02/2016	$10,123	$10,150
03/2016	$10,201	$10,243
04/2016	$10,243	$10,282
05/2016	$10,250	$10,285
06/2016	$10,395	$10,470
07/2016	$10,474	$10,536
08/2016	$10,461	$10,524
09/2016	$10,466	$10,517
10/2016	$10,397	$10,437
11/2016	$10,180	$10,190
12/2016	$10,177	$10,205
01/2017	$10,203	$10,225
02/2017	$10,267	$10,293
03/2017	$10,266	$10,288
04/2017	$10,330	$10,367
05/2017	$10,397	$10,447
06/2017	$10,388	$10,437
07/2017	$10,427	$10,481
08/2017	$10,513	$10,575
09/2017	$10,467	$10,525
10/2017	$10,468	$10,531
11/2017	$10,459	$10,518
12/2017	$10,505	$10,566
01/2018	$10,379	$10,444
02/2018	$10,292	$10,345
03/2018	$10,359	$10,412
04/2018	$10,286	$10,334
05/2018	$10,368	$10,408
06/2018	$10,354	$10,395
07/2018	$10,348	$10,398
08/2018	$10,420	$10,465
09/2018	$10,346	$10,397
10/2018	$10,272	$10,315
11/2018	$10,334	$10,377
12/2018	$10,514	$10,567
01/2019	$10,629	$10,679
02/2019	$10,626	$10,673
03/2019	$10,830	$10,878
04/2019	$10,827	$10,881
05/2019	$11,032	$11,074
06/2019	$11,168	$11,213
07/2019	$11,188	$11,238
08/2019	$11,482	$11,529
09/2019	$11,416	$11,468
10/2019	$11,451	$11,502
11/2019	$11,442	$11,496
12/2019	$11,434	$11,488
01/2020	$11,660	$11,709
02/2020	$11,855	$11,920
03/2020	$11,760	$11,850
04/2020	$12,019	$12,061
05/2020	$12,082	$12,117
06/2020	$12,194	$12,193
07/2020	$12,393	$12,375
08/2020	$12,314	$12,275
09/2020	$12,317	$12,269
10/2020	$12,269	$12,214
11/2020	$12,405	$12,334
12/2020	$12,439	$12,351
01/2021	$12,370	$12,262
02/2021	$12,218	$12,085
03/2021	$12,076	$11,934
04/2021	$12,176	$12,028
05/2021	$12,202	$12,068
06/2021	$12,292	$12,153
07/2021	$12,424	$12,288
08/2021	$12,398	$12,265
09/2021	$12,297	$12,159
10/2021	$12,292	$12,155
11/2021	$12,318	$12,191
12/2021	$12,281	$12,160
01/2022	$12,028	$11,898
02/2022	$11,881	$11,765
03/2022	$11,521	$11,439
04/2022	$11,063	$11,005
05/2022	$11,141	$11,076
06/2022	$10,927	$10,902
07/2022	$11,227	$11,168
08/2022	$10,875	$10,853
09/2022	$10,338	$10,384
10/2022	$10,189	$10,249
11/2022	$10,593	$10,626
12/2022	$10,531	$10,578
01/2023	$10,925	$10,904
02/2023	$10,603	$10,622
03/2023	$10,904	$10,891
04/2023	$10,965	$10,957
05/2023	$10,827	$10,838
06/2023	$10,767	$10,800
07/2023	$10,761	$10,792
08/2023	$10,683	$10,723
09/2023	$10,361	$10,451
10/2023	$10,160	$10,286
11/2023	$10,675	$10,751
12/2023	$11,121	$11,163
01/2024	$11,121	$11,132
02/2024	$10,917	$10,975
03/2024	$11,008	$11,076
04/2024	$10,680	$10,797
05/2024	$10,889	$10,980
06/2024	$11,009	$11,084
07/2024	$11,292	$11,343
08/2024	$11,474	$11,505
09/2024	$11,634	$11,660
10/2024	$11,293	$11,370
11/2024	$11,430	$11,491
12/2024	$11,204	$11,303
01/2025	$11,272	$11,363
02/2025	$11,553	$11,613
03/2025	$11,562	$11,617
04/2025	$11,607	$11,663
05/2025	$11,496	$11,579
06/2025	$11,686	$11,757
07/2025	$11,634	$11,726
08/2025	$11,777	$11,866
09/2025	$11,917	$11,996
10/2025	$11,996	$12,071

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	6.23%	-0.45%	1.84%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$458,972,668
  # of Portfolio Holdings375
  Portfolio Turnover Rate426%
  Total Advisory Fees Paid - Net$1,836,575

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	33.7%
U.S. Treasury Securities	24.0%
Corporate Bonds	17.6%
Short-Term Investments	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.9%
Asset-Backed Securities	6.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.7%
Liabilities in Excess of Other Assets	(6.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	9.7%
U.S. Treasury Bonds, 4.88%, due 08/15/45	4.0%
U.S. Treasury Notes, 3.75%, due 10/31/32	3.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.0%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.5%
Federal National Mortgage Association, 2.50%, due 12/01/51	1.2%
Federal National Mortgage Association, 4.50%, due 12/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 03/01/51	1.1%
Federal National Mortgage Association, 2.00%, due 04/01/51	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Annual Shareholder Report — October 31, 2025

Class I: TGCFX

TSR TGCFX-1025

TCW Core Fixed Income Fund

Class N: TGFNX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$62	0.60%

How did the Fund perform last year and what affected its performance?

Relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 basis points on a duration-adjusted basis for the period. Non-agency MBS positions also contributed as spreads tightened and prices rose throughout the period, while smaller gains came from the overweight to commercial MBS and asset-backed securities as both sectors beat Treasuries on a duration-adjusted basis. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening, while the underweight heading into the volatility helped to insulate relative performance. Finally, the Fund’s longer-than-index duration position was a small drag, due largely to the drag early in the period as rates sold off sharply following the November 2024 election results and attendant expectations of continued U.S. exceptionalism. The rest of the period was marked by fluctuations in rates that ultimately saw longer tenors of the yield curve move higher amid concerns surrounding fiscal sustainability, Fed independence, and term premium. However, short and intermediate tenors ended the period lower as markets repriced expectations for Fed rate cuts against a backdrop of weakening labor market data that brought about the resumption of Fed interest rate cuts in September 2025, rewarding the Fund’s curve-steepening bias.

Fund Performance

	Class N	Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,977	$9,974
12/2015	$9,947	$9,941
01/2016	$10,068	$10,078
02/2016	$10,116	$10,150
03/2016	$10,192	$10,243
04/2016	$10,223	$10,282
05/2016	$10,228	$10,285
06/2016	$10,380	$10,470
07/2016	$10,449	$10,536
08/2016	$10,435	$10,524
09/2016	$10,437	$10,517
10/2016	$10,366	$10,437
11/2016	$10,148	$10,190
12/2016	$10,143	$10,205
01/2017	$10,167	$10,225
02/2017	$10,228	$10,293
03/2017	$10,224	$10,288
04/2017	$10,295	$10,367
05/2017	$10,360	$10,447
06/2017	$10,339	$10,437
07/2017	$10,376	$10,481
08/2017	$10,459	$10,575
09/2017	$10,410	$10,525
10/2017	$10,409	$10,531
11/2017	$10,398	$10,518
12/2017	$10,442	$10,566
01/2018	$10,324	$10,444
02/2018	$10,226	$10,345
03/2018	$10,291	$10,412
04/2018	$10,216	$10,334
05/2018	$10,296	$10,408
06/2018	$10,280	$10,395
07/2018	$10,272	$10,398
08/2018	$10,341	$10,465
09/2018	$10,266	$10,397
10/2018	$10,190	$10,315
11/2018	$10,250	$10,377
12/2018	$10,428	$10,567
01/2019	$10,540	$10,679
02/2019	$10,535	$10,673
03/2019	$10,736	$10,878
04/2019	$10,731	$10,881
05/2019	$10,933	$11,074
06/2019	$11,066	$11,213
07/2019	$11,084	$11,238
08/2019	$11,374	$11,529
09/2019	$11,307	$11,468
10/2019	$11,339	$11,502
11/2019	$11,328	$11,496
12/2019	$11,317	$11,488
01/2020	$11,539	$11,709
02/2020	$11,732	$11,920
03/2020	$11,634	$11,850
04/2020	$11,889	$12,061
05/2020	$11,949	$12,117
06/2020	$12,058	$12,193
07/2020	$12,253	$12,375
08/2020	$12,173	$12,275
09/2020	$12,173	$12,269
10/2020	$12,124	$12,214
11/2020	$12,267	$12,334
12/2020	$12,287	$12,351
01/2021	$12,218	$12,262
02/2021	$12,065	$12,085
03/2021	$11,933	$11,934
04/2021	$12,030	$12,028
05/2021	$12,055	$12,068
06/2021	$12,131	$12,153
07/2021	$12,260	$12,288
08/2021	$12,232	$12,265
09/2021	$12,141	$12,159
10/2021	$12,123	$12,155
11/2021	$12,148	$12,191
12/2021	$12,109	$12,160
01/2022	$11,867	$11,898
02/2022	$11,721	$11,765
03/2022	$11,362	$11,439
04/2022	$10,909	$11,005
05/2022	$10,984	$11,076
06/2022	$10,770	$10,902
07/2022	$11,066	$11,168
08/2022	$10,716	$10,853
09/2022	$10,195	$10,384
10/2022	$10,036	$10,249
11/2022	$10,443	$10,626
12/2022	$10,380	$10,578
01/2023	$10,758	$10,904
02/2023	$10,439	$10,622
03/2023	$10,734	$10,891
04/2023	$10,792	$10,957
05/2023	$10,655	$10,838
06/2023	$10,583	$10,800
07/2023	$10,576	$10,792
08/2023	$10,498	$10,723
09/2023	$10,190	$10,451
10/2023	$9,980	$10,286
11/2023	$10,497	$10,751
12/2023	$10,935	$11,163
01/2024	$10,922	$11,132
02/2024	$10,731	$10,975
03/2024	$10,819	$11,076
04/2024	$10,494	$10,797
05/2024	$10,688	$10,980
06/2024	$10,816	$11,084
07/2024	$11,093	$11,343
08/2024	$11,271	$11,505
09/2024	$11,426	$11,660
10/2024	$11,089	$11,370
11/2024	$11,223	$11,491
12/2024	$10,999	$11,303
01/2025	$11,064	$11,363
02/2025	$11,339	$11,613
03/2025	$11,347	$11,617
04/2025	$11,401	$11,663
05/2025	$11,290	$11,579
06/2025	$11,463	$11,757
07/2025	$11,411	$11,726
08/2025	$11,550	$11,866
09/2025	$11,686	$11,996
10/2025	$11,774	$12,071

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	6.18%	-0.58%	1.65%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$458,972,668
  # of Portfolio Holdings375
  Portfolio Turnover Rate426%
  Total Advisory Fees Paid - Net$1,836,575

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	33.7%
U.S. Treasury Securities	24.0%
Corporate Bonds	17.6%
Short-Term Investments	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.9%
Asset-Backed Securities	6.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.7%
Liabilities in Excess of Other Assets	(6.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	9.7%
U.S. Treasury Bonds, 4.88%, due 08/15/45	4.0%
U.S. Treasury Notes, 3.75%, due 10/31/32	3.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.0%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.5%
Federal National Mortgage Association, 2.50%, due 12/01/51	1.2%
Federal National Mortgage Association, 4.50%, due 12/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 03/01/51	1.1%
Federal National Mortgage Association, 2.00%, due 04/01/51	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Annual Shareholder Report — October 31, 2025

Class N: TGFNX

TSR TGFNX-1025

TCW Core Fixed Income Fund

Plan Class: TGCPX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Core Fixed Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$45	0.44%

How did the Fund perform last year and what affected its performance?

Relative returns benefited from the overweight in securitized products, particularly agency mortgage-backed securities (MBS) as the sector bested Treasuries by 165 basis points on a duration-adjusted basis for the period. Non-agency MBS positions also contributed as spreads tightened and prices rose throughout the period, while smaller gains came from the overweight to commercial MBS and asset-backed securities as both sectors beat Treasuries on a duration-adjusted basis. Meanwhile, with corporate credit posting over 147 bps of excess returns versus comparable Treasuries, the sustained underweight to the sector weighed on relative returns, though the volatility in early April provided opportunity to capitalize on the liquidity afforded by this more defensive positioning. During that time, the portfolio was aggressive in adding exposure at better levels of spread and yield that subsequently benefited returns as markets recovered and spreads retraced the widening, while the underweight heading into the volatility helped to insulate relative performance. Finally, the Fund’s longer-than-index duration position was a small drag, due largely to the drag early in the period as rates sold off sharply following the November 2024 election results and attendant expectations of continued U.S. exceptionalism. The rest of the period was marked by fluctuations in rates that ultimately saw longer tenors of the yield curve move higher amid concerns surrounding fiscal sustainability, Fed independence, and term premium. However, short and intermediate tenors ended the period lower as markets repriced expectations for Fed rate cuts against a backdrop of weakening labor market data that brought about the resumption of Fed interest rate cuts in September 2025, rewarding the Fund’s curve-steepening bias.

Fund Performance

	Plan Class	Bloomberg U.S. Aggregate Bond Index
02/2020	$10,000	$10,000
03/2020	$9,932	$9,941
04/2020	$10,133	$10,118
05/2020	$10,195	$10,165
06/2020	$10,307	$10,229
07/2020	$10,475	$10,382
08/2020	$10,426	$10,298
09/2020	$10,429	$10,292
10/2020	$10,398	$10,246
11/2020	$10,504	$10,347
12/2020	$10,524	$10,361
01/2021	$10,458	$10,287
02/2021	$10,331	$10,138
03/2021	$10,221	$10,012
04/2021	$10,305	$10,091
05/2021	$10,328	$10,124
06/2021	$10,395	$10,195
07/2021	$10,507	$10,309
08/2021	$10,485	$10,289
09/2021	$10,410	$10,200
10/2021	$10,397	$10,197
11/2021	$10,420	$10,228
12/2021	$10,389	$10,201
01/2022	$10,176	$9,982
02/2022	$10,062	$9,870
03/2022	$9,750	$9,596
04/2022	$9,365	$9,232
05/2022	$9,431	$9,291
06/2022	$9,251	$9,146
07/2022	$9,505	$9,369
08/2022	$9,208	$9,104
09/2022	$8,756	$8,711
10/2022	$8,622	$8,598
11/2022	$8,972	$8,914
12/2022	$8,920	$8,874
01/2023	$9,253	$9,147
02/2023	$8,982	$8,911
03/2023	$9,236	$9,137
04/2023	$9,288	$9,192
05/2023	$9,181	$9,092
06/2023	$9,122	$9,060
07/2023	$9,117	$9,054
08/2023	$9,052	$8,996
09/2023	$8,781	$8,767
10/2023	$8,613	$8,629
11/2023	$9,047	$9,020
12/2023	$9,433	$9,365
01/2024	$9,424	$9,339
02/2024	$9,253	$9,207
03/2024	$9,330	$9,292
04/2024	$9,054	$9,057
05/2024	$9,231	$9,211
06/2024	$9,333	$9,298
07/2024	$9,572	$9,515
08/2024	$9,726	$9,652
09/2024	$9,871	$9,781
10/2024	$9,574	$9,539
11/2024	$9,691	$9,640
12/2024	$9,501	$9,482
01/2025	$9,559	$9,532
02/2025	$9,797	$9,742
03/2025	$9,805	$9,746
04/2025	$9,853	$9,784
05/2025	$9,760	$9,714
06/2025	$9,911	$9,863
07/2025	$9,868	$9,837
08/2025	$9,989	$9,955
09/2025	$10,107	$10,063
10/2025	$10,185	$10,126

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 2/28/20
Plan Class	6.38%	-0.41%	0.32%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.35%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$458,972,668
  # of Portfolio Holdings375
  Portfolio Turnover Rate426%
  Total Advisory Fees Paid - Net$1,836,575

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	33.7%
U.S. Treasury Securities	24.0%
Corporate Bonds	17.6%
Short-Term Investments	10.5%
Residential Mortgage-Backed Securities - Non-Agency	8.9%
Asset-Backed Securities	6.0%
Commercial Mortgage-Backed Securities - Non-Agency	4.3%
Municipal Bonds	0.7%
Other Security TypesFootnote Reference*	0.7%
Liabilities in Excess of Other Assets	(6.4%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes, 3.63%, due 10/31/30	9.7%
U.S. Treasury Bonds, 4.88%, due 08/15/45	4.0%
U.S. Treasury Notes, 3.75%, due 10/31/32	3.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	3.6%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.0%
Federal National Mortgage Association, 2.00%, due 04/01/52	1.5%
Federal National Mortgage Association, 2.50%, due 12/01/51	1.2%
Federal National Mortgage Association, 4.50%, due 12/01/52	1.2%
Federal National Mortgage Association, 2.00%, due 03/01/51	1.1%
Federal National Mortgage Association, 2.00%, due 04/01/51	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Core Fixed Income Fund

Annual Shareholder Report — October 31, 2025

Plan Class: TGCPX

TSR TGCPX-1025

TCW Emerging Markets Income Fund

Class I-3: TGEZX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$17Footnote Reference+	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Income Fund (the “Fund”) returned 13.58%, 13.42% and 13.66%, net of fees on its I Class, N Class and P Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI GD”), returned 12.76% over the same period. Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the Fund’s exposure to Lebanon, Ukraine, Venezuela, Ecuador, Sri Lanka and Egypt were among the larger drivers of relative outperformance. Underweight positioning in select investment grade sovereigns, including Qatar and Malaysia, and security selection in Nigeria and Saudi Arabia also contributed to relative performance.

Emerging Markets (EM) fixed income remained resilient, with sovereign and corporate dollar debt returning 12.76% and 8.01%, respectively, for the 1-year period ended October 31, 2025, despite high uncertainty around global growth and trade policy.

Our outlook for EM economies remains constructive on the back of several factors including a high EM-DM growth differential, favorable demographic trends in EM, a potentially weaker US dollar and structural shifts in global trade dynamics towards a multi-polar world. EM fiscal accounts remain well-positioned compared to many major Developed Markets (DM), default rates are comparable to global peers over the longer term, and EM corporates have better leverage metrics vs. DM peers across every ratings category. While policy surprises, especially in the U.S., could well spark new episodes of likely brief financial stress, we foresee continued resilience in countries with strong domestic fundamentals, especially for those with prudent economic policies.

Fund Performance

	Class I-3	JPMorgan EMBI Global Diversified Index
08/26/2025	$10,000	$10,000
08/31/2025	$10,010	$10,033
09/30/2025	$10,201	$10,212
10/31/2025	$10,403	$10,429

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 8/26/25
Class I-3	4.03%
JPMorgan EMBI Global Diversified Index	4.14%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$3,669,977,537
  # of Portfolio Holdings276
  Portfolio Turnover Rate67%
  Total Advisory Fees Paid - Net$23,491,974

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Government	62.9%
Energy	13.0%
Basic Materials	6.3%
Utilities	5.6%
Short-Term Investments	5.0%
Financial	4.3%
Industrial	1.6%
Communications	0.5%
OtherFootnote Reference*	0.5%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.3%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.2%
Ivory Coast Government International Bonds, 8.08%, due 04/01/36	1.2%
Romania Government International Bonds, 7.13%, due 01/17/33	1.2%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.1%
OCP SA, 7.50%, due 05/02/54	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Annual Shareholder Report — October 31, 2025

Class I-3: TGEZX

TSR TGEZX-1025

TCW Emerging Markets Income Fund

Class I: TGEIX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$91	0.85%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Income Fund (the “Fund”) returned 13.58%, 13.42% and 13.66%, net of fees on its I Class, N Class and P Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI GD”), returned 12.76% over the same period. Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the Fund’s exposure to Lebanon, Ukraine, Venezuela, Ecuador, Sri Lanka and Egypt were among the larger drivers of relative outperformance. Underweight positioning in select investment grade sovereigns, including Qatar and Malaysia, and security selection in Nigeria and Saudi Arabia also contributed to relative performance.

Emerging Markets (EM) fixed income remained resilient, with sovereign and corporate dollar debt returning 12.76% and 8.01%, respectively, for the 1-year period ended October 31, 2025, despite high uncertainty around global growth and trade policy.

Our outlook for EM economies remains constructive on the back of several factors including a high EM-DM growth differential, favorable demographic trends in EM, a potentially weaker US dollar and structural shifts in global trade dynamics towards a multi-polar world. EM fiscal accounts remain well-positioned compared to many major Developed Markets (DM), default rates are comparable to global peers over the longer term, and EM corporates have better leverage metrics vs. DM peers across every ratings category. While policy surprises, especially in the U.S., could well spark new episodes of likely brief financial stress, we foresee continued resilience in countries with strong domestic fundamentals, especially for those with prudent economic policies.

Fund Performance

	Class I	JPMorgan EMBI Global Diversified Index
10/2015	$10,000	$10,000
11/2015	$9,987	$9,994
12/2015	$9,814	$9,855
01/2016	$9,735	$9,837
02/2016	$9,907	$10,025
03/2016	$10,264	$10,352
04/2016	$10,544	$10,535
05/2016	$10,548	$10,516
06/2016	$10,940	$10,871
07/2016	$11,153	$11,067
08/2016	$11,407	$11,265
09/2016	$11,499	$11,310
10/2016	$11,429	$11,170
11/2016	$11,004	$10,713
12/2016	$11,210	$10,856
01/2017	$11,412	$11,012
02/2017	$11,685	$11,233
03/2017	$11,735	$11,275
04/2017	$11,940	$11,443
05/2017	$11,976	$11,544
06/2017	$11,914	$11,528
07/2017	$12,065	$11,625
08/2017	$12,303	$11,830
09/2017	$12,327	$11,832
10/2017	$12,337	$11,876
11/2017	$12,355	$11,882
12/2017	$12,488	$11,969
01/2018	$12,569	$11,964
02/2018	$12,339	$11,726
03/2018	$12,326	$11,760
04/2018	$12,163	$11,589
05/2018	$11,950	$11,480
06/2018	$11,747	$11,343
07/2018	$12,093	$11,633
08/2018	$11,751	$11,432
09/2018	$12,008	$11,605
10/2018	$11,739	$11,355
11/2018	$11,606	$11,306
12/2018	$11,718	$11,459
01/2019	$12,330	$11,965
02/2019	$12,489	$12,084
03/2019	$12,618	$12,256
04/2019	$12,673	$12,286
05/2019	$12,604	$12,336
06/2019	$13,145	$12,755
07/2019	$13,313	$12,910
08/2019	$13,197	$13,006
09/2019	$13,176	$12,947
10/2019	$13,281	$12,984
11/2019	$13,171	$12,922
12/2019	$13,574	$13,182
01/2020	$13,770	$13,383
02/2020	$13,499	$13,253
03/2020	$10,964	$11,418
04/2020	$11,312	$11,674
05/2020	$12,167	$12,383
06/2020	$12,733	$12,818
07/2020	$13,313	$13,294
08/2020	$13,471	$13,362
09/2020	$13,173	$13,115
10/2020	$13,190	$13,111
11/2020	$13,910	$13,617
12/2020	$14,270	$13,875
01/2021	$14,094	$13,724
02/2021	$13,778	$13,374
03/2021	$13,562	$13,245
04/2021	$13,889	$13,539
05/2021	$14,029	$13,682
06/2021	$14,085	$13,783
07/2021	$14,086	$13,840
08/2021	$14,225	$13,976
09/2021	$13,793	$13,686
10/2021	$13,723	$13,690
11/2021	$13,303	$13,438
12/2021	$13,546	$13,626
01/2022	$13,191	$13,238
02/2022	$12,516	$12,372
03/2022	$12,544	$12,260
04/2022	$11,807	$11,575
05/2022	$11,833	$11,578
06/2022	$10,984	$10,859
07/2022	$11,336	$11,173
08/2022	$11,203	$11,067
09/2022	$10,341	$10,363
10/2022	$10,365	$10,379
11/2022	$11,161	$11,166
12/2022	$11,171	$11,203
01/2023	$11,593	$11,558
02/2023	$11,330	$11,303
03/2023	$11,400	$11,411
04/2023	$11,471	$11,472
05/2023	$11,335	$11,406
06/2023	$11,595	$11,661
07/2023	$11,858	$11,884
08/2023	$11,625	$11,705
09/2023	$11,353	$11,401
10/2023	$11,269	$11,246
11/2023	$11,922	$11,883
12/2023	$12,522	$12,445
01/2024	$12,383	$12,318
02/2024	$12,519	$12,439
03/2024	$12,813	$12,699
04/2024	$12,594	$12,435
05/2024	$12,832	$12,659
06/2024	$12,871	$12,737
07/2024	$13,131	$12,975
08/2024	$13,394	$13,276
09/2024	$13,699	$13,521
10/2024	$13,441	$13,289
11/2024	$13,631	$13,447
12/2024	$13,438	$13,259
01/2025	$13,715	$13,449
02/2025	$13,951	$13,660
03/2025	$13,748	$13,556
04/2025	$13,648	$13,526
05/2025	$13,866	$13,677
06/2025	$14,192	$14,007
07/2025	$14,457	$14,185
08/2025	$14,681	$14,416
09/2025	$14,973	$14,672
10/2025	$15,267	$14,985

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	13.58%	2.97%	4.32%
JPMorgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$3,669,977,537
  # of Portfolio Holdings276
  Portfolio Turnover Rate67%
  Total Advisory Fees Paid - Net$23,491,974

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Government	62.9%
Energy	13.0%
Basic Materials	6.3%
Utilities	5.6%
Short-Term Investments	5.0%
Financial	4.3%
Industrial	1.6%
Communications	0.5%
OtherFootnote Reference*	0.5%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.3%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.2%
Ivory Coast Government International Bonds, 8.08%, due 04/01/36	1.2%
Romania Government International Bonds, 7.13%, due 01/17/33	1.2%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.1%
OCP SA, 7.50%, due 05/02/54	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Annual Shareholder Report — October 31, 2025

Class I: TGEIX

TSR TGEIX-1025

TCW Emerging Markets Income Fund

Class N: TGINX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$101	0.95%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Income Fund (the “Fund”) returned 13.58%, 13.42% and 13.66%, net of fees on its I Class, N Class and P Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI GD”), returned 12.76% over the same period. Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the Fund’s exposure to Lebanon, Ukraine, Venezuela, Ecuador, Sri Lanka and Egypt were among the larger drivers of relative outperformance. Underweight positioning in select investment grade sovereigns, including Qatar and Malaysia, and security selection in Nigeria and Saudi Arabia also contributed to relative performance.

Emerging Markets (EM) fixed income remained resilient, with sovereign and corporate dollar debt returning 12.76% and 8.01%, respectively, for the 1-year period ended October 31, 2025, despite high uncertainty around global growth and trade policy.

Our outlook for EM economies remains constructive on the back of several factors including a high EM-DM growth differential, favorable demographic trends in EM, a potentially weaker US dollar and structural shifts in global trade dynamics towards a multi-polar world. EM fiscal accounts remain well-positioned compared to many major Developed Markets (DM), default rates are comparable to global peers over the longer term, and EM corporates have better leverage metrics vs. DM peers across every ratings category. While policy surprises, especially in the U.S., could well spark new episodes of likely brief financial stress, we foresee continued resilience in countries with strong domestic fundamentals, especially for those with prudent economic policies.

Fund Performance

	Class N	JPMorgan EMBI Global Diversified Index
10/2015	$10,000	$10,000
11/2015	$9,980	$9,994
12/2015	$9,802	$9,855
01/2016	$9,727	$9,837
02/2016	$9,897	$10,025
03/2016	$10,253	$10,352
04/2016	$10,527	$10,535
05/2016	$10,527	$10,516
06/2016	$10,922	$10,871
07/2016	$11,127	$11,067
08/2016	$11,374	$11,265
09/2016	$11,465	$11,310
10/2016	$11,398	$11,170
11/2016	$10,962	$10,713
12/2016	$11,173	$10,856
01/2017	$11,361	$11,012
02/2017	$11,635	$11,233
03/2017	$11,683	$11,275
04/2017	$11,884	$11,443
05/2017	$11,922	$11,544
06/2017	$11,862	$11,528
07/2017	$11,999	$11,625
08/2017	$12,237	$11,830
09/2017	$12,255	$11,832
10/2017	$12,272	$11,876
11/2017	$12,285	$11,882
12/2017	$12,417	$11,969
01/2018	$12,487	$11,964
02/2018	$12,262	$11,726
03/2018	$12,237	$11,760
04/2018	$12,074	$11,589
05/2018	$11,871	$11,480
06/2018	$11,661	$11,343
07/2018	$12,001	$11,633
08/2018	$11,661	$11,432
09/2018	$11,922	$11,605
10/2018	$11,639	$11,355
11/2018	$11,517	$11,306
12/2018	$11,624	$11,459
01/2019	$12,220	$11,965
02/2019	$12,386	$12,084
03/2019	$12,495	$12,256
04/2019	$12,547	$12,286
05/2019	$12,492	$12,336
06/2019	$13,013	$12,755
07/2019	$13,189	$12,910
08/2019	$13,062	$13,006
09/2019	$13,043	$12,947
10/2019	$13,134	$12,984
11/2019	$13,033	$12,922
12/2019	$13,425	$13,182
01/2020	$13,622	$13,383
02/2020	$13,348	$13,253
03/2020	$10,848	$11,418
04/2020	$11,184	$11,674
05/2020	$12,035	$12,383
06/2020	$12,589	$12,818
07/2020	$13,165	$13,294
08/2020	$13,318	$13,362
09/2020	$13,022	$13,115
10/2020	$13,043	$13,111
11/2020	$13,757	$13,617
12/2020	$14,109	$13,875
01/2021	$13,934	$13,724
02/2021	$13,613	$13,374
03/2021	$13,406	$13,245
04/2021	$13,732	$13,539
05/2021	$13,863	$13,682
06/2021	$13,917	$13,783
07/2021	$13,915	$13,840
08/2021	$14,058	$13,976
09/2021	$13,632	$13,686
10/2021	$13,561	$13,690
11/2021	$13,142	$13,438
12/2021	$13,392	$13,626
01/2022	$13,022	$13,238
02/2022	$12,366	$12,372
03/2022	$12,384	$12,260
04/2022	$11,652	$11,575
05/2022	$11,680	$11,578
06/2022	$10,848	$10,859
07/2022	$11,195	$11,173
08/2022	$11,047	$11,067
09/2022	$10,203	$10,363
10/2022	$10,230	$10,379
11/2022	$11,001	$11,166
12/2022	$11,018	$11,203
01/2023	$11,436	$11,558
02/2023	$11,188	$11,303
03/2023	$11,239	$11,411
04/2023	$11,318	$11,472
05/2023	$11,181	$11,406
06/2023	$11,435	$11,661
07/2023	$11,689	$11,884
08/2023	$11,464	$11,705
09/2023	$11,194	$11,401
10/2023	$11,097	$11,246
11/2023	$11,739	$11,883
12/2023	$12,342	$12,445
01/2024	$12,203	$12,318
02/2024	$12,348	$12,439
03/2024	$12,630	$12,699
04/2024	$12,414	$12,435
05/2024	$12,637	$12,659
06/2024	$12,679	$12,737
07/2024	$12,936	$12,975
08/2024	$13,195	$13,276
09/2024	$13,486	$13,521
10/2024	$13,242	$13,289
11/2024	$13,416	$13,447
12/2024	$13,234	$13,259
01/2025	$13,506	$13,449
02/2025	$13,733	$13,660
03/2025	$13,543	$13,556
04/2025	$13,432	$13,526
05/2025	$13,645	$13,677
06/2025	$13,973	$14,007
07/2025	$14,223	$14,185
08/2025	$14,458	$14,416
09/2025	$14,729	$14,672
10/2025	$15,018	$14,985

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	13.42%	2.86%	4.15%
JPMorgan EMBI Global Diversified Index	12.76%	2.71%	4.13%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$3,669,977,537
  # of Portfolio Holdings276
  Portfolio Turnover Rate67%
  Total Advisory Fees Paid - Net$23,491,974

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Government	62.9%
Energy	13.0%
Basic Materials	6.3%
Utilities	5.6%
Short-Term Investments	5.0%
Financial	4.3%
Industrial	1.6%
Communications	0.5%
OtherFootnote Reference*	0.5%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.3%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.2%
Ivory Coast Government International Bonds, 8.08%, due 04/01/36	1.2%
Romania Government International Bonds, 7.13%, due 01/17/33	1.2%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.1%
OCP SA, 7.50%, due 05/02/54	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Annual Shareholder Report — October 31, 2025

Class N: TGINX

TSR TGINX-1025

TCW Emerging Markets Income Fund

Plan Class: TGEPX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Emerging Markets Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$82	0.77%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Income Fund (the “Fund”) returned 13.58%, 13.42% and 13.66%, net of fees on its I Class, N Class and P Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JPMorgan EMBI Global Diversified Index (“EMBI GD”), returned 12.76% over the same period. Relative outperformance for the one-year period was driven by security selection as well as overweight positioning to high yield. From a country perspective, the Fund’s exposure to Lebanon, Ukraine, Venezuela, Ecuador, Sri Lanka and Egypt were among the larger drivers of relative outperformance. Underweight positioning in select investment grade sovereigns, including Qatar and Malaysia, and security selection in Nigeria and Saudi Arabia also contributed to relative performance.

Emerging Markets (EM) fixed income remained resilient, with sovereign and corporate dollar debt returning 12.76% and 8.01%, respectively, for the 1-year period ended October 31, 2025, despite high uncertainty around global growth and trade policy.

Our outlook for EM economies remains constructive on the back of several factors including a high EM-DM growth differential, favorable demographic trends in EM, a potentially weaker US dollar and structural shifts in global trade dynamics towards a multi-polar world. EM fiscal accounts remain well-positioned compared to many major Developed Markets (DM), default rates are comparable to global peers over the longer term, and EM corporates have better leverage metrics vs. DM peers across every ratings category. While policy surprises, especially in the U.S., could well spark new episodes of likely brief financial stress, we foresee continued resilience in countries with strong domestic fundamentals, especially for those with prudent economic policies.

Fund Performance

	Plan Class	JPMorgan EMBI Global Diversified Index
02/2020	$10,000	$10,000
03/2020	$8,129	$8,615
04/2020	$8,363	$8,809
05/2020	$8,995	$9,343
06/2020	$9,401	$9,672
07/2020	$9,818	$10,031
08/2020	$9,935	$10,082
09/2020	$9,716	$9,895
10/2020	$9,741	$9,892
11/2020	$10,261	$10,274
12/2020	$10,528	$10,469
01/2021	$10,398	$10,355
02/2021	$10,166	$10,091
03/2021	$10,007	$9,994
04/2021	$10,261	$10,215
05/2021	$10,353	$10,324
06/2021	$10,395	$10,399
07/2021	$10,396	$10,443
08/2021	$10,513	$10,545
09/2021	$10,194	$10,327
10/2021	$10,143	$10,329
11/2021	$9,833	$10,139
12/2021	$10,013	$10,281
01/2022	$9,739	$9,989
02/2022	$9,253	$9,335
03/2022	$9,275	$9,251
04/2022	$8,717	$8,734
05/2022	$8,750	$8,736
06/2022	$8,110	$8,193
07/2022	$8,384	$8,430
08/2022	$8,272	$8,350
09/2022	$7,635	$7,819
10/2022	$7,667	$7,831
11/2022	$8,242	$8,425
12/2022	$8,264	$8,453
01/2023	$8,577	$8,721
02/2023	$8,383	$8,528
03/2023	$8,421	$8,610
04/2023	$8,488	$8,656
05/2023	$8,388	$8,606
06/2023	$8,582	$8,798
07/2023	$8,762	$8,967
08/2023	$8,605	$8,832
09/2023	$8,404	$8,602
10/2023	$8,328	$8,485
11/2023	$8,812	$8,966
12/2023	$9,257	$9,390
01/2024	$9,155	$9,294
02/2024	$9,270	$9,385
03/2024	$9,489	$9,581
04/2024	$9,327	$9,383
05/2024	$9,489	$9,552
06/2024	$9,518	$9,610
07/2024	$9,711	$9,790
08/2024	$9,921	$10,017
09/2024	$10,133	$10,202
10/2024	$9,958	$10,027
11/2024	$10,084	$10,146
12/2024	$9,957	$10,004
01/2025	$10,163	$10,148
02/2025	$10,323	$10,307
03/2025	$10,188	$10,229
04/2025	$10,099	$10,206
05/2025	$10,276	$10,320
06/2025	$10,519	$10,569
07/2025	$10,700	$10,703
08/2025	$10,883	$10,877
09/2025	$11,084	$11,071
10/2025	$11,318	$11,306

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 2/28/20
Plan Class	13.66%	3.05%	2.21%
JPMorgan EMBI Global Diversified Index	12.76%	2.71%	2.08%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$3,669,977,537
  # of Portfolio Holdings276
  Portfolio Turnover Rate67%
  Total Advisory Fees Paid - Net$23,491,974

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Government	62.9%
Energy	13.0%
Basic Materials	6.3%
Utilities	5.6%
Short-Term Investments	5.0%
Financial	4.3%
Industrial	1.6%
Communications	0.5%
OtherFootnote Reference*	0.5%
Other Assets in Excess of Liabilities	0.3%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Greensaif Pipelines Bidco SARL, 6.13%, due 02/23/38	1.8%
Senegal Government International Bonds, 6.25%, due 05/23/33	1.3%
Senegal Government International Bonds, 7.75%, due 06/10/31	1.3%
Ecopetrol SA, 8.38%, due 01/19/36	1.2%
Ivory Coast Government International Bonds, 8.08%, due 04/01/36	1.2%
Romania Government International Bonds, 7.13%, due 01/17/33	1.2%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	1.1%
OCP SA, 7.50%, due 05/02/54	1.1%
Gabon Government International Bonds, 6.63%, due 02/06/31	1.1%
Saudi Arabian Oil Co., 5.25%, due 07/17/34	1.0%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Income Fund

Annual Shareholder Report — October 31, 2025

Plan Class: TGEPX

TSR TGEPX-1025

TCW Emerging Markets Local Currency Income Fund

Class I: TGWIX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$91	0.85%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Local Currency Income Fund (the “Fund”) returned 14.71% and 14.72% net of fees on its I Class and N Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JP Morgan GBI-EM Global Diversified Index (“GBI-EM GD”), returned 13.06% over the same period. Relative outperformance was primarily driven by off-index exposure in select frontier markets including Nigeria and Egypt, exhibiting high carry, FX stability, and strong investor interest. Overweight positioning in Brazil and South Africa and security selection in Turkey also contributed to relative performance for the period. Emerging Markets (EM) local currency debt returned 13.06% for the 1-year period ended October 31, 2025 as the US dollar weakened (DXY -4.0%) during the same period.

We are constructive on EM local currency and continue to focus on idiosyncratic opportunities. We anticipate EMFX currencies to appreciate vs. the US dollar over the next 12 months given the potential for a meaningful easing bias and slowing growth in the U.S. over the near to medium term. Additionally, the external environment should allow EM central banks, in markets with high real rates, to ease domestic interest rates to support growth.

Fund Performance

	Class I	JPMorgan GBI-EM Global Diversified Index
10/2015	$10,000	$10,000
11/2015	$9,731	$9,784
12/2015	$9,474	$9,566
01/2016	$9,450	$9,599
02/2016	$9,584	$9,738
03/2016	$10,428	$10,619
04/2016	$10,746	$10,893
05/2016	$10,196	$10,300
06/2016	$10,819	$10,907
07/2016	$10,917	$10,972
08/2016	$10,954	$10,977
09/2016	$11,198	$11,199
10/2016	$11,161	$11,104
11/2016	$10,355	$10,323
12/2016	$10,623	$10,517
01/2017	$10,880	$10,754
02/2017	$11,149	$10,947
03/2017	$11,396	$11,200
04/2017	$11,509	$11,331
05/2017	$11,678	$11,553
06/2017	$11,759	$11,606
07/2017	$12,025	$11,847
08/2017	$12,244	$12,059
09/2017	$12,219	$12,019
10/2017	$11,868	$11,680
11/2017	$12,100	$11,877
12/2017	$12,352	$12,117
01/2018	$12,926	$12,659
02/2018	$12,769	$12,527
03/2018	$12,874	$12,655
04/2018	$12,423	$12,281
05/2018	$11,808	$11,670
06/2018	$11,446	$11,336
07/2018	$11,661	$11,551
08/2018	$10,922	$10,848
09/2018	$11,204	$11,129
10/2018	$10,949	$10,911
11/2018	$11,244	$11,218
12/2018	$11,337	$11,364
01/2019	$11,950	$11,984
02/2019	$11,855	$11,853
03/2019	$11,636	$11,696
04/2019	$11,636	$11,675
05/2019	$11,650	$11,710
06/2019	$12,318	$12,355
07/2019	$12,428	$12,470
08/2019	$11,977	$12,140
09/2019	$12,155	$12,257
10/2019	$12,509	$12,612
11/2019	$12,277	$12,383
12/2019	$12,799	$12,895
01/2020	$12,599	$12,729
02/2020	$12,156	$12,295
03/2020	$10,621	$10,933
04/2020	$11,077	$11,362
05/2020	$11,714	$11,950
06/2020	$11,741	$12,007
07/2020	$12,101	$12,369
08/2020	$12,059	$12,329
09/2020	$11,769	$12,080
10/2020	$11,852	$12,131
11/2020	$12,530	$12,797
12/2020	$13,027	$13,242
01/2021	$12,852	$13,100
02/2021	$12,524	$12,749
03/2021	$12,137	$12,358
04/2021	$12,405	$12,637
05/2021	$12,702	$12,953
06/2021	$12,565	$12,795
07/2021	$12,484	$12,741
08/2021	$12,599	$12,839
09/2021	$12,151	$12,398
10/2021	$12,011	$12,234
11/2021	$11,643	$11,899
12/2021	$11,814	$12,084
01/2022	$11,800	$12,083
02/2022	$11,312	$11,479
03/2022	$11,094	$11,303
04/2022	$10,422	$10,622
05/2022	$10,617	$10,809
06/2022	$10,101	$10,328
07/2022	$10,078	$10,358
08/2022	$10,070	$10,344
09/2022	$9,579	$9,840
10/2022	$9,540	$9,753
11/2022	$10,148	$10,446
12/2022	$10,361	$10,672
01/2023	$10,826	$11,130
02/2023	$10,434	$10,778
03/2023	$10,885	$11,223
04/2023	$11,012	$11,319
05/2023	$10,797	$11,141
06/2023	$11,210	$11,504
07/2023	$11,550	$11,835
08/2023	$11,184	$11,517
09/2023	$10,729	$11,129
10/2023	$10,677	$11,070
11/2023	$11,293	$11,654
12/2023	$11,730	$12,027
01/2024	$11,555	$11,844
02/2024	$11,441	$11,776
03/2024	$11,447	$11,773
04/2024	$11,187	$11,521
05/2024	$11,396	$11,707
06/2024	$11,228	$11,581
07/2024	$11,453	$11,844
08/2024	$11,795	$12,208
09/2024	$12,236	$12,622
10/2024	$11,574	$12,040
11/2024	$11,551	$11,972
12/2024	$11,301	$11,741
01/2025	$11,570	$11,982
02/2025	$11,645	$12,061
03/2025	$11,737	$12,247
04/2025	$12,160	$12,645
05/2025	$12,371	$12,823
06/2025	$12,817	$13,181
07/2025	$12,664	$13,082
08/2025	$12,998	$13,364
09/2025	$13,210	$13,550
10/2025	$13,276	$13,613

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	14.71%	2.30%	2.87%
JPMorgan GBI-EM Global Diversified Index	13.06%	2.33%	3.13%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$54,982,183
  # of Portfolio Holdings106
  Portfolio Turnover Rate135%
  Total Advisory Fees Paid - Net$179,837

What did the Fund invest in?

Country Composition (as a % of Net Assets)

Short-Term Investments	13.9%
Brazil	11.2%
India	9.4%
South Africa	9.0%
Malaysia	7.6%
Mexico	7.0%
Poland	5.8%
Thailand	5.5%
Turkey	4.8%
OtherFootnote Reference*	23.4%
Other Assets in Excess of Liabilities	2.4%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

China Government Bonds, 2.57%, due 05/20/54	4.2%
Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	4.1%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	3.8%
Turkiye Government Bonds, 37.84%, due 07/14/27	3.6%
India Government Bonds, 7.18%, due 08/14/33	3.4%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	3.3%
Indonesia Treasury Bonds, 6.88%, due 07/15/54	3.1%
Thailand Government Bonds, 3.45%, due 06/17/43	2.8%
India Government Bonds, 7.10%, due 04/08/34	2.7%
Republic of Poland Government Bonds, 5.00%, due 10/25/34	2.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Local Currency Income Fund

Annual Shareholder Report — October 31, 2025

Class I: TGWIX

TSR TGWIX-1025

TCW Emerging Markets Local Currency Income Fund

Class N: TGWNX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Emerging Markets Local Currency Income Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$97	0.90%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Emerging Markets Local Currency Income Fund (the “Fund”) returned 14.71% and 14.72% net of fees on its I Class and N Class shares, respectively. Performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark, the JP Morgan GBI-EM Global Diversified Index (“GBI-EM GD”), returned 13.06% over the same period. Relative outperformance was primarily driven by off-index exposure in select frontier markets including Nigeria and Egypt, exhibiting high carry, FX stability, and strong investor interest. Overweight positioning in Brazil and South Africa and security selection in Turkey also contributed to relative performance for the period. Emerging Markets (EM) local currency debt returned 13.06% for the 1-year period ended October 31, 2025 as the US dollar weakened (DXY -4.0%) during the same period.

We are constructive on EM local currency and continue to focus on idiosyncratic opportunities. We anticipate EMFX currencies to appreciate vs. the US dollar over the next 12 months given the potential for a meaningful easing bias and slowing growth in the U.S. over the near to medium term. Additionally, the external environment should allow EM central banks, in markets with high real rates, to ease domestic interest rates to support growth.

Fund Performance

	Class N	JPMorgan GBI-EM Global Diversified Index
10/2015	$10,000	$10,000
11/2015	$9,731	$9,784
12/2015	$9,474	$9,566
01/2016	$9,449	$9,599
02/2016	$9,596	$9,738
03/2016	$10,441	$10,619
04/2016	$10,747	$10,893
05/2016	$10,196	$10,300
06/2016	$10,832	$10,907
07/2016	$10,918	$10,972
08/2016	$10,955	$10,977
09/2016	$11,200	$11,199
10/2016	$11,163	$11,104
11/2016	$10,367	$10,323
12/2016	$10,624	$10,517
01/2017	$10,881	$10,754
02/2017	$11,151	$10,947
03/2017	$11,398	$11,200
04/2017	$11,511	$11,331
05/2017	$11,680	$11,553
06/2017	$11,761	$11,606
07/2017	$12,028	$11,847
08/2017	$12,247	$12,059
09/2017	$12,222	$12,019
10/2017	$11,870	$11,680
11/2017	$12,103	$11,877
12/2017	$12,355	$12,117
01/2018	$12,930	$12,659
02/2018	$12,772	$12,527
03/2018	$12,865	$12,655
04/2018	$12,426	$12,281
05/2018	$11,811	$11,670
06/2018	$11,448	$11,336
07/2018	$11,663	$11,551
08/2018	$10,923	$10,848
09/2018	$11,206	$11,129
10/2018	$10,950	$10,911
11/2018	$11,246	$11,218
12/2018	$11,338	$11,364
01/2019	$11,952	$11,984
02/2019	$11,856	$11,853
03/2019	$11,638	$11,696
04/2019	$11,624	$11,675
05/2019	$11,651	$11,710
06/2019	$12,321	$12,355
07/2019	$12,430	$12,470
08/2019	$11,979	$12,140
09/2019	$12,143	$12,257
10/2019	$12,498	$12,612
11/2019	$12,266	$12,383
12/2019	$12,788	$12,895
01/2020	$12,586	$12,729
02/2020	$12,143	$12,295
03/2020	$10,620	$10,933
04/2020	$11,063	$11,362
05/2020	$11,700	$11,950
06/2020	$11,728	$12,007
07/2020	$12,088	$12,369
08/2020	$12,046	$12,329
09/2020	$11,756	$12,080
10/2020	$11,839	$12,131
11/2020	$12,517	$12,797
12/2020	$13,016	$13,242
01/2021	$12,826	$13,100
02/2021	$12,510	$12,749
03/2021	$12,122	$12,358
04/2021	$12,390	$12,637
05/2021	$12,687	$12,953
06/2021	$12,550	$12,795
07/2021	$12,468	$12,741
08/2021	$12,583	$12,839
09/2021	$12,133	$12,398
10/2021	$11,993	$12,234
11/2021	$11,624	$11,899
12/2021	$11,795	$12,084
01/2022	$11,781	$12,083
02/2022	$11,292	$11,479
03/2022	$11,073	$11,303
04/2022	$10,414	$10,622
05/2022	$10,595	$10,809
06/2022	$10,079	$10,328
07/2022	$10,055	$10,358
08/2022	$10,061	$10,344
09/2022	$9,554	$9,840
10/2022	$9,515	$9,753
11/2022	$10,123	$10,446
12/2022	$10,335	$10,672
01/2023	$10,800	$11,130
02/2023	$10,422	$10,778
03/2023	$10,859	$11,223
04/2023	$10,985	$11,319
05/2023	$10,769	$11,141
06/2023	$11,182	$11,504
07/2023	$11,521	$11,835
08/2023	$11,155	$11,517
09/2023	$10,699	$11,129
10/2023	$10,647	$11,070
11/2023	$11,277	$11,654
12/2023	$11,699	$12,027
01/2024	$11,523	$11,844
02/2024	$11,423	$11,776
03/2024	$11,413	$11,773
04/2024	$11,168	$11,521
05/2024	$11,361	$11,707
06/2024	$11,193	$11,581
07/2024	$11,417	$11,844
08/2024	$11,759	$12,208
09/2024	$12,198	$12,622
10/2024	$11,533	$12,040
11/2024	$11,509	$11,972
12/2024	$11,258	$11,741
01/2025	$11,526	$11,982
02/2025	$11,617	$12,061
03/2025	$11,691	$12,247
04/2025	$12,113	$12,645
05/2025	$12,340	$12,823
06/2025	$12,769	$13,181
07/2025	$12,615	$13,082
08/2025	$12,947	$13,364
09/2025	$13,164	$13,550
10/2025	$13,230	$13,613

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	14.72%	2.25%	2.84%
JPMorgan GBI-EM Global Diversified Index	13.06%	2.33%	3.13%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$54,982,183
  # of Portfolio Holdings106
  Portfolio Turnover Rate135%
  Total Advisory Fees Paid - Net$179,837

What did the Fund invest in?

Country Composition (as a % of Net Assets)

Short-Term Investments	13.9%
Brazil	11.2%
India	9.4%
South Africa	9.0%
Malaysia	7.6%
Mexico	7.0%
Poland	5.8%
Thailand	5.5%
Turkey	4.8%
OtherFootnote Reference*	23.4%
Other Assets in Excess of Liabilities	2.4%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

China Government Bonds, 2.57%, due 05/20/54	4.2%
Brazil Notas do Tesouro Nacional, 6.00%, due 05/15/35	4.1%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	3.8%
Turkiye Government Bonds, 37.84%, due 07/14/27	3.6%
India Government Bonds, 7.18%, due 08/14/33	3.4%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	3.3%
Indonesia Treasury Bonds, 6.88%, due 07/15/54	3.1%
Thailand Government Bonds, 3.45%, due 06/17/43	2.8%
India Government Bonds, 7.10%, due 04/08/34	2.7%
Republic of Poland Government Bonds, 5.00%, due 10/25/34	2.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Emerging Markets Local Currency Income Fund

Annual Shareholder Report — October 31, 2025

Class N: TGWNX

TSR TGWNX-1025

TCW Global Bond Fund

Class I: TGGBX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$62	0.60%

How did the Fund perform last year and what affected its performance?

Outperformance was driven by an overweight to securitized sectors and favorable issue selection within the space. The largest contributions came from private label commercial mortgage-backed securities (MBS), namely single asset single borrower deals, which helped the Fund maintain a yield advantage relative to the Bloomberg Global Aggregate Bond Index. Additionally, off-index allocations to collateralized loan obligations (CLOs) and non-agency MBS supported returns. Meanwhile, the portfolio maintained an underweight to developed market credit due to historically tight spreads and limited downside protection, which ultimately resulted in a headwind as spreads tightened throughout the period. Nevertheless, additions made during the post-Liberation Day volatility, followed by trimming into strength, helped offset this drag. Away from sector allocations, an emphasis on the front-end of developed sovereign curves (U.S., Europe, UK) contributed amid central bank easing and expectations of further cuts, driving short yields notably lower. Alongside this decrease in yields, the duration position was reduced in the latter half of the period, most notably in the U.S., while long duration positions in Europe and New Zealand were closed out given our view that rate cutting cycles in both countries are now largely priced in. Meanwhile, a sizable contribution came from being underweight Japan duration in late 2024 and early 2025 when yields in Japan rose in sympathy with backups in European rates. Finally, currency positioning was adjusted over the period, with the Fund neutralizing its underweight to the Chinese renminbi later in the period as valuation concerns eased, while the overweight in Japanese yen was reduced in April. Both positions added modestly over the one-year period. Overweight positions in the Euro and Norwegian krone further supported performance and were trimmed throughout the period, while the overweight to the Australian dollar has been growing and additive.

Fund Performance

	Class I	Bloomberg Global Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,869	$9,834
12/2015	$9,902	$9,887
01/2016	$9,984	$9,972
02/2016	$10,129	$10,194
03/2016	$10,328	$10,470
04/2016	$10,413	$10,609
05/2016	$10,322	$10,467
06/2016	$10,535	$10,773
07/2016	$10,610	$10,854
08/2016	$10,579	$10,801
09/2016	$10,631	$10,860
10/2016	$10,403	$10,559
11/2016	$10,069	$10,140
12/2016	$10,044	$10,093
01/2017	$10,108	$10,207
02/2017	$10,150	$10,255
03/2017	$10,158	$10,271
04/2017	$10,265	$10,386
05/2017	$10,410	$10,547
06/2017	$10,418	$10,538
07/2017	$10,541	$10,715
08/2017	$10,643	$10,821
09/2017	$10,562	$10,724
10/2017	$10,514	$10,683
11/2017	$10,605	$10,802
12/2017	$10,649	$10,839
01/2018	$10,735	$10,968
02/2018	$10,616	$10,871
03/2018	$10,725	$10,987
04/2018	$10,562	$10,811
05/2018	$10,486	$10,729
06/2018	$10,431	$10,681
07/2018	$10,421	$10,663
08/2018	$10,410	$10,675
09/2018	$10,366	$10,583
10/2018	$10,247	$10,464
11/2018	$10,280	$10,497
12/2018	$10,462	$10,709
01/2019	$10,669	$10,872
02/2019	$10,614	$10,810
03/2019	$10,751	$10,945
04/2019	$10,745	$10,913
05/2019	$10,882	$11,060
06/2019	$11,175	$11,306
07/2019	$11,109	$11,274
08/2019	$11,318	$11,503
09/2019	$11,219	$11,386
10/2019	$11,315	$11,462
11/2019	$11,227	$11,375
12/2019	$11,335	$11,442
01/2020	$11,483	$11,588
02/2020	$11,551	$11,666
03/2020	$11,142	$11,404
04/2020	$11,426	$11,628
05/2020	$11,585	$11,679
06/2020	$11,767	$11,783
07/2020	$12,199	$12,159
08/2020	$12,233	$12,140
09/2020	$12,176	$12,097
10/2020	$12,219	$12,108
11/2020	$12,537	$12,328
12/2020	$12,727	$12,494
01/2021	$12,630	$12,384
02/2021	$12,402	$12,171
03/2021	$12,161	$11,937
04/2021	$12,371	$12,087
05/2021	$12,473	$12,201
06/2021	$12,386	$12,093
07/2021	$12,513	$12,254
08/2021	$12,483	$12,203
09/2021	$12,275	$11,986
10/2021	$12,198	$11,957
11/2021	$12,097	$11,922
12/2021	$12,127	$11,906
01/2022	$11,891	$11,662
02/2022	$11,715	$11,523
03/2022	$11,381	$11,172
04/2022	$10,734	$10,560
05/2022	$10,738	$10,589
06/2022	$10,295	$10,249
07/2022	$10,566	$10,467
08/2022	$10,157	$10,054
09/2022	$9,541	$9,538
10/2022	$9,460	$9,472
11/2022	$10,013	$9,918
12/2022	$10,054	$9,971
01/2023	$10,463	$10,299
02/2023	$10,040	$9,956
03/2023	$10,402	$10,271
04/2023	$10,446	$10,316
05/2023	$10,211	$10,115
06/2023	$10,198	$10,114
07/2023	$10,298	$10,184
08/2023	$10,148	$10,045
09/2023	$9,815	$9,751
10/2023	$9,670	$9,635
11/2023	$10,258	$10,121
12/2023	$10,758	$10,541
01/2024	$10,619	$10,396
02/2024	$10,440	$10,265
03/2024	$10,504	$10,322
04/2024	$10,171	$10,061
05/2024	$10,325	$10,193
06/2024	$10,364	$10,208
07/2024	$10,712	$10,489
08/2024	$11,010	$10,738
09/2024	$11,243	$10,920
10/2024	$10,736	$10,554
11/2024	$10,814	$10,590
12/2024	$10,514	$10,363
01/2025	$10,619	$10,422
02/2025	$10,829	$10,571
03/2025	$10,895	$10,636
04/2025	$11,277	$10,949
05/2025	$11,224	$10,910
06/2025	$11,463	$11,117
07/2025	$11,277	$10,951
08/2025	$11,463	$11,110
09/2025	$11,543	$11,183
10/2025	$11,517	$11,154

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	7.27%	-1.18%	1.42%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$20,268,120
  # of Portfolio Holdings392
  Portfolio Turnover Rate266%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	51.0%
Residential Mortgage-Backed Securities - Agency	19.2%
Corporate Bonds	12.4%
Short-Term Investments	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	5.1%
Asset-Backed Securities	4.8%
Residential Mortgage-Backed Securities - Non-Agency	4.6%
U.S. Treasury Securities	1.5%
Other Security TypesFootnote Reference*	1.6%
Liabilities in Excess of Other Assets	(6.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 4.38%, due 03/07/30	7.4%
U.K. Gilts, 4.25%, due 12/07/27	3.8%
China Government Bonds, 3.13%, due 11/21/29	2.7%
China Government Bonds, 2.35%, due 02/25/34	2.5%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	2.3%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.2%
U.K. Gilts, 4.50%, due 03/07/35	2.1%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	1.6%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, due 02/15/35	1.6%
Kingdom of Belgium Government Bonds, 0.10%, due 06/22/30	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Bond Fund

Annual Shareholder Report — October 31, 2025

Class I: TGGBX

TSR TGGBX-1025

TCW Global Bond Fund

Class N: TGGFX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Global Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$73	0.70%

How did the Fund perform last year and what affected its performance?

Outperformance was driven by an overweight to securitized sectors and favorable issue selection within the space. The largest contributions came from private label commercial mortgage-backed securities (MBS), namely single asset single borrower deals, which helped the Fund maintain a yield advantage relative to the Bloomberg Global Aggregate Bond Index. Additionally, off-index allocations to collateralized loan obligations (CLOs) and non-agency MBS supported returns. Meanwhile, the portfolio maintained an underweight to developed market credit due to historically tight spreads and limited downside protection, which ultimately resulted in a headwind as spreads tightened throughout the period. Nevertheless, additions made during the post-Liberation Day volatility, followed by trimming into strength, helped offset this drag. Away from sector allocations, an emphasis on the front-end of developed sovereign curves (U.S., Europe, UK) contributed amid central bank easing and expectations of further cuts, driving short yields notably lower. Alongside this decrease in yields, the duration position was reduced in the latter half of the period, most notably in the U.S., while long duration positions in Europe and New Zealand were closed out given our view that rate cutting cycles in both countries are now largely priced in. Meanwhile, a sizable contribution came from being underweight Japan duration in late 2024 and early 2025 when yields in Japan rose in sympathy with backups in European rates. Finally, currency positioning was adjusted over the period, with the Fund neutralizing its underweight to the Chinese renminbi later in the period as valuation concerns eased, while the overweight in Japanese yen was reduced in April. Both positions added modestly over the one-year period. Overweight positions in the Euro and Norwegian krone further supported performance and were trimmed throughout the period, while the overweight to the Australian dollar has been growing and additive.

Fund Performance

	Class N	Bloomberg Global Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,869	$9,834
12/2015	$9,902	$9,887
01/2016	$9,984	$9,972
02/2016	$10,129	$10,194
03/2016	$10,328	$10,470
04/2016	$10,413	$10,609
05/2016	$10,322	$10,467
06/2016	$10,535	$10,773
07/2016	$10,610	$10,854
08/2016	$10,579	$10,801
09/2016	$10,631	$10,860
10/2016	$10,403	$10,559
11/2016	$10,069	$10,140
12/2016	$10,044	$10,093
01/2017	$10,108	$10,207
02/2017	$10,150	$10,255
03/2017	$10,158	$10,271
04/2017	$10,265	$10,386
05/2017	$10,410	$10,547
06/2017	$10,418	$10,538
07/2017	$10,541	$10,715
08/2017	$10,643	$10,821
09/2017	$10,562	$10,724
10/2017	$10,514	$10,683
11/2017	$10,605	$10,802
12/2017	$10,649	$10,839
01/2018	$10,735	$10,968
02/2018	$10,616	$10,871
03/2018	$10,725	$10,987
04/2018	$10,562	$10,811
05/2018	$10,486	$10,729
06/2018	$10,431	$10,681
07/2018	$10,421	$10,663
08/2018	$10,410	$10,675
09/2018	$10,366	$10,583
10/2018	$10,247	$10,464
11/2018	$10,280	$10,497
12/2018	$10,462	$10,709
01/2019	$10,669	$10,872
02/2019	$10,614	$10,810
03/2019	$10,750	$10,945
04/2019	$10,742	$10,913
05/2019	$10,877	$11,060
06/2019	$11,167	$11,306
07/2019	$11,101	$11,274
08/2019	$11,310	$11,503
09/2019	$11,211	$11,386
10/2019	$11,305	$11,462
11/2019	$11,225	$11,375
12/2019	$11,322	$11,442
01/2020	$11,470	$11,588
02/2020	$11,538	$11,666
03/2020	$11,129	$11,404
04/2020	$11,413	$11,628
05/2020	$11,572	$11,679
06/2020	$11,754	$11,783
07/2020	$12,184	$12,159
08/2020	$12,206	$12,140
09/2020	$12,148	$12,097
10/2020	$12,201	$12,108
11/2020	$12,506	$12,328
12/2020	$12,706	$12,494
01/2021	$12,596	$12,384
02/2021	$12,379	$12,171
03/2021	$12,138	$11,937
04/2021	$12,346	$12,087
05/2021	$12,447	$12,201
06/2021	$12,359	$12,093
07/2021	$12,484	$12,254
08/2021	$12,442	$12,203
09/2021	$12,233	$11,986
10/2021	$12,155	$11,957
11/2021	$12,065	$11,922
12/2021	$12,094	$11,906
01/2022	$11,858	$11,662
02/2022	$11,681	$11,523
03/2022	$11,348	$11,172
04/2022	$10,689	$10,560
05/2022	$10,705	$10,589
06/2022	$10,261	$10,249
07/2022	$10,531	$10,467
08/2022	$10,123	$10,054
09/2022	$9,508	$9,538
10/2022	$9,426	$9,472
11/2022	$9,965	$9,918
12/2022	$10,017	$9,971
01/2023	$10,411	$10,299
02/2023	$9,988	$9,956
03/2023	$10,361	$10,271
04/2023	$10,403	$10,316
05/2023	$10,168	$10,115
06/2023	$10,155	$10,114
07/2023	$10,254	$10,184
08/2023	$10,103	$10,045
09/2023	$9,758	$9,751
10/2023	$9,626	$9,635
11/2023	$10,210	$10,121
12/2023	$10,708	$10,541
01/2024	$10,568	$10,396
02/2024	$10,389	$10,265
03/2024	$10,439	$10,322
04/2024	$10,107	$10,061
05/2024	$10,272	$10,193
06/2024	$10,309	$10,208
07/2024	$10,655	$10,489
08/2024	$10,950	$10,738
09/2024	$11,169	$10,920
10/2024	$10,677	$10,554
11/2024	$10,753	$10,590
12/2024	$10,454	$10,363
01/2025	$10,557	$10,422
02/2025	$10,752	$10,571
03/2025	$10,829	$10,636
04/2025	$11,209	$10,949
05/2025	$11,155	$10,910
06/2025	$11,391	$11,117
07/2025	$11,192	$10,951
08/2025	$11,377	$11,110
09/2025	$11,469	$11,183
10/2025	$11,441	$11,154

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	7.16%	-1.28%	1.36%
Bloomberg Global Aggregate Bond Index	5.69%	-1.63%	1.10%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$20,268,120
  # of Portfolio Holdings392
  Portfolio Turnover Rate266%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Foreign Government Bonds	51.0%
Residential Mortgage-Backed Securities - Agency	19.2%
Corporate Bonds	12.4%
Short-Term Investments	6.5%
Commercial Mortgage-Backed Securities - Non-Agency	5.1%
Asset-Backed Securities	4.8%
Residential Mortgage-Backed Securities - Non-Agency	4.6%
U.S. Treasury Securities	1.5%
Other Security TypesFootnote Reference*	1.6%
Liabilities in Excess of Other Assets	(6.7%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

U.K. Gilts, 4.38%, due 03/07/30	7.4%
U.K. Gilts, 4.25%, due 12/07/27	3.8%
China Government Bonds, 3.13%, due 11/21/29	2.7%
China Government Bonds, 2.35%, due 02/25/34	2.5%
Japan Government Ten Year Bonds, 1.20%, due 12/20/34	2.3%
French Republic Government Bonds OAT, 1.00%, due 05/25/27	2.2%
U.K. Gilts, 4.50%, due 03/07/35	2.1%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	1.6%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, due 02/15/35	1.6%
Kingdom of Belgium Government Bonds, 0.10%, due 06/22/30	1.4%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Bond Fund

Annual Shareholder Report — October 31, 2025

Class N: TGGFX

TSR TGGFX-1025

TCW Global Real Estate Fund

Class I: TGREX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$90	0.90%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Global Real Estate Fund (the “Fund”) generated gaines 0.36% on its Class I shares. The performance of the classes varies because of differing expenses. The Fund’s broad-based benchmark, the S&P Global REIT Index, returned 3.29% during the same period. Our Fund benefited from positions in Diversified Real Estate, Hotel Resorts, and Real Estate Services. Our slight underweight in Data Center REITs and Multi-Family Residential REITs also helped. The Fund’s biggest detractors to performance included Industrial REITs and Telecom Towers. Positive stock contributors included Travel + Leisure Co. and Iron Mountain. Conversely, notable detractors to relative performance included American Tower Corporation and an overweight in Americold Realty Trust. Following years of underperformance relative to the broader markets, the headwinds facing the Real Estate industry have slowed. Within the past year REITs have benefited from significant AI-related investments from Hyperscale companies into AI-related infrastructure such as Data Centers. Other parts of Real Estate, like Telecommunication Towers and Healthcare have robust fundamentals and strong structural growth drivers. Lastly, from a relative value standpoint, REITs appear compelling to us, particularly when compared to broader equities. With REITs strong performance due to secular growth drivers, we remain largely constructive on Real Estate.

Fund Performance

	Class I	MSCI ACWI	S&P Global REIT Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,815	$9,922	$9,849
12/2015	$9,883	$9,747	$9,949
01/2016	$9,301	$9,162	$9,633
02/2016	$9,301	$9,104	$9,730
03/2016	$10,130	$9,785	$10,667
04/2016	$10,067	$9,935	$10,632
05/2016	$10,224	$9,956	$10,665
06/2016	$10,609	$9,901	$11,175
07/2016	$11,031	$10,330	$11,689
08/2016	$10,714	$10,370	$11,313
09/2016	$10,638	$10,438	$11,177
10/2016	$10,031	$10,264	$10,500
11/2016	$9,935	$10,347	$10,216
12/2016	$10,105	$10,574	$10,636
01/2017	$10,213	$10,866	$10,648
02/2017	$10,579	$11,175	$10,989
03/2017	$10,466	$11,319	$10,818
04/2017	$10,531	$11,501	$10,891
05/2017	$10,672	$11,765	$10,913
06/2017	$10,797	$11,824	$11,032
07/2017	$10,971	$12,158	$11,238
08/2017	$11,048	$12,211	$11,220
09/2017	$10,952	$12,451	$11,188
10/2017	$11,062	$12,713	$11,076
11/2017	$11,281	$12,965	$11,417
12/2017	$11,222	$13,178	$11,553
01/2018	$11,155	$13,924	$11,373
02/2018	$10,384	$13,345	$10,622
03/2018	$10,432	$13,067	$10,916
04/2018	$10,620	$13,199	$11,088
05/2018	$10,687	$13,227	$11,336
06/2018	$10,902	$13,161	$11,616
07/2018	$10,980	$13,562	$11,719
08/2018	$10,991	$13,675	$11,910
09/2018	$10,838	$13,740	$11,642
10/2018	$10,391	$12,713	$11,269
11/2018	$10,481	$12,905	$11,673
12/2018	$9,962	$12,001	$11,002
01/2019	$11,038	$12,953	$12,214
02/2019	$11,242	$13,305	$12,213
03/2019	$11,477	$13,481	$12,585
04/2019	$11,488	$13,943	$12,540
05/2019	$11,545	$13,127	$12,515
06/2019	$11,842	$13,993	$12,784
07/2019	$12,024	$14,039	$12,872
08/2019	$12,310	$13,712	$13,196
09/2019	$12,478	$14,007	$13,552
10/2019	$12,799	$14,394	$13,869
11/2019	$12,868	$14,752	$13,712
12/2019	$12,900	$15,277	$13,697
01/2020	$13,214	$15,112	$13,812
02/2020	$12,365	$13,898	$12,679
03/2020	$10,318	$12,030	$9,752
04/2020	$11,353	$13,325	$10,509
05/2020	$11,726	$13,912	$10,609
06/2020	$12,078	$14,363	$10,869
07/2020	$12,743	$15,128	$11,305
08/2020	$13,116	$16,060	$11,522
09/2020	$12,899	$15,548	$11,155
10/2020	$12,946	$15,174	$10,814
11/2020	$14,302	$17,050	$12,089
12/2020	$14,791	$17,847	$12,586
01/2021	$14,603	$17,771	$12,567
02/2021	$15,283	$18,187	$12,941
03/2021	$16,151	$18,683	$13,398
04/2021	$17,033	$19,508	$14,331
05/2021	$17,198	$19,822	$14,534
06/2021	$17,227	$20,089	$14,794
07/2021	$17,713	$20,234	$15,393
08/2021	$18,316	$20,746	$15,679
09/2021	$17,482	$19,898	$14,813
10/2021	$18,424	$20,919	$15,723
11/2021	$17,828	$20,422	$15,506
12/2021	$18,920	$21,245	$16,676
01/2022	$17,677	$20,206	$15,575
02/2022	$17,003	$19,690	$15,219
03/2022	$17,301	$20,128	$16,073
04/2022	$16,365	$18,524	$15,299
05/2022	$15,779	$18,559	$14,550
06/2022	$14,726	$17,002	$13,341
07/2022	$15,863	$18,196	$14,465
08/2022	$14,896	$17,533	$13,601
09/2022	$13,169	$15,862	$11,888
10/2022	$13,564	$16,823	$12,377
11/2022	$14,761	$18,136	$13,181
12/2022	$14,016	$17,429	$12,741
01/2023	$15,430	$18,683	$13,937
02/2023	$14,848	$18,154	$13,326
03/2023	$14,386	$18,726	$12,951
04/2023	$14,757	$19,004	$13,143
05/2023	$13,975	$18,814	$12,664
06/2023	$14,558	$19,915	$13,084
07/2023	$14,758	$20,650	$13,530
08/2023	$14,306	$20,081	$13,116
09/2023	$13,441	$19,258	$12,270
10/2023	$12,839	$18,683	$11,703
11/2023	$14,349	$20,416	$12,952
12/2023	$15,597	$21,404	$14,210
01/2024	$15,207	$21,534	$13,643
02/2024	$15,435	$22,466	$13,695
03/2024	$16,048	$23,184	$14,080
04/2024	$15,116	$22,429	$13,209
05/2024	$15,886	$23,354	$13,732
06/2024	$15,953	$23,883	$13,914
07/2024	$17,105	$24,275	$14,764
08/2024	$17,620	$24,899	$15,674
09/2024	$18,013	$25,487	$16,188
10/2024	$17,129	$24,924	$15,466
11/2024	$17,537	$25,864	$15,908
12/2024	$15,898	$25,260	$14,766
01/2025	$16,350	$26,114	$15,017
02/2025	$16,665	$25,964	$15,394
03/2025	$16,199	$24,952	$15,011
04/2025	$16,295	$25,196	$14,986
05/2025	$16,557	$26,661	$15,392
06/2025	$16,901	$27,869	$15,470
07/2025	$16,846	$28,254	$15,369
08/2025	$17,510	$28,965	$16,024
09/2025	$17,302	$30,025	$16,165
10/2025	$17,191	$30,702	$15,974

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	0.36%	5.84%	5.57%
MSCI ACWI	7.86%	13.23%	9.20%
S&P Global REIT Index	3.29%	8.12%	4.79%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$40,655,004
  # of Portfolio Holdings36
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid - Net$186,771

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Specialized REITs	31.1%
Industrial REITs	18.3%
Real Estate Management & Development	10.6%
Diversified REITs	8.1%
Office REITs	6.9%
Residential REITs	6.6%
Retail REITs	3.6%
Health Care REITs	3.4%
OtherFootnote Reference*	11.4%
Liabilities in Excess of Other Assets	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Equinix, Inc.	6.8%
American Tower Corp.	6.0%
SBA Communications Corp.	4.9%
Merlin Properties Socimi SA	4.3%
Dexus	4.3%
Jones Lang LaSalle, Inc.	3.8%
Prologis, Inc.	3.6%
Gaming & Leisure Properties, Inc.	3.4%
Welltower, Inc.	3.4%
Goodman Group	3.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Real Estate Fund

Annual Shareholder Report — October 31, 2025

Class I: TGREX

TSR TGREX-1025

TCW Global Real Estate Fund

Class N: TGRYX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Global Real Estate Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$100	1.00%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Global Real Estate Fund (the “Fund”) generated gaines 0.27% on its Class N shares. The performance of the classes varies because of differing expenses. The Fund’s broad-based benchmark, the S&P Global REIT Index, returned 3.29% during the same period. Our Fund benefited from positions in Diversified Real Estate, Hotel Resorts, and Real Estate Services. Our slight underweight in Data Center REITs and Multi-Family Residential REITs also helped. The Fund’s biggest detractors to performance included Industrial REITs and Telecom Towers. Positive stock contributors included Travel + Leisure Co. and Iron Mountain. Conversely, notable detractors to relative performance included American Tower Corporation and an overweight in Americold Realty Trust. Following years of underperformance relative to the broader markets, the headwinds facing the Real Estate industry have slowed. Within the past year REITs have benefited from significant AI-related investments from Hyperscale companies into AI-related infrastructure such as Data Centers. Other parts of Real Estate, like Telecommunication Towers and Healthcare have robust fundamentals and strong structural growth drivers. Lastly, from a relative value standpoint, REITs appear compelling to us, particularly when compared to broader equities. With REITs strong performance due to secular growth drivers, we remain largely constructive on Real Estate.

Fund Performance

	Class N	MSCI ACWI	S&P Global REIT Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,825	$9,922	$9,849
12/2015	$9,893	$9,747	$9,949
01/2016	$9,310	$9,162	$9,633
02/2016	$9,310	$9,104	$9,730
03/2016	$10,140	$9,785	$10,667
04/2016	$10,077	$9,935	$10,632
05/2016	$10,234	$9,956	$10,665
06/2016	$10,620	$9,901	$11,175
07/2016	$11,043	$10,330	$11,689
08/2016	$10,726	$10,370	$11,313
09/2016	$10,649	$10,438	$11,177
10/2016	$10,041	$10,264	$10,500
11/2016	$9,945	$10,347	$10,216
12/2016	$10,115	$10,574	$10,636
01/2017	$10,223	$10,866	$10,648
02/2017	$10,601	$11,175	$10,989
03/2017	$10,477	$11,319	$10,818
04/2017	$10,542	$11,501	$10,891
05/2017	$10,683	$11,765	$10,913
06/2017	$10,808	$11,824	$11,032
07/2017	$10,983	$12,158	$11,238
08/2017	$11,059	$12,211	$11,220
09/2017	$10,964	$12,451	$11,188
10/2017	$11,073	$12,713	$11,076
11/2017	$11,293	$12,965	$11,417
12/2017	$11,233	$13,178	$11,553
01/2018	$11,167	$13,924	$11,373
02/2018	$10,395	$13,345	$10,622
03/2018	$10,443	$13,067	$10,916
04/2018	$10,631	$13,199	$11,088
05/2018	$10,687	$13,227	$11,336
06/2018	$10,909	$13,161	$11,616
07/2018	$10,987	$13,562	$11,719
08/2018	$10,987	$13,675	$11,910
09/2018	$10,841	$13,740	$11,642
10/2018	$10,393	$12,713	$11,269
11/2018	$10,483	$12,905	$11,673
12/2018	$9,960	$12,001	$11,002
01/2019	$11,035	$12,953	$12,214
02/2019	$11,239	$13,305	$12,213
03/2019	$11,460	$13,481	$12,585
04/2019	$11,483	$13,943	$12,540
05/2019	$11,539	$13,127	$12,515
06/2019	$11,832	$13,993	$12,784
07/2019	$12,014	$14,039	$12,872
08/2019	$12,287	$13,712	$13,196
09/2019	$12,462	$14,007	$13,552
10/2019	$12,783	$14,394	$13,869
11/2019	$12,840	$14,752	$13,712
12/2019	$12,868	$15,277	$13,697
01/2020	$13,181	$15,112	$13,812
02/2020	$12,333	$13,898	$12,679
03/2020	$10,289	$12,030	$9,752
04/2020	$11,335	$13,325	$10,509
05/2020	$11,695	$13,912	$10,609
06/2020	$12,054	$14,363	$10,869
07/2020	$12,705	$15,128	$11,305
08/2020	$13,077	$16,060	$11,522
09/2020	$12,868	$15,548	$11,155
10/2020	$12,903	$15,174	$10,814
11/2020	$14,256	$17,050	$12,089
12/2020	$14,738	$17,847	$12,586
01/2021	$14,551	$17,771	$12,567
02/2021	$15,217	$18,187	$12,941
03/2021	$16,091	$18,683	$13,398
04/2021	$16,970	$19,508	$14,331
05/2021	$17,123	$19,822	$14,534
06/2021	$17,148	$20,089	$14,794
07/2021	$17,631	$20,234	$15,393
08/2021	$18,233	$20,746	$15,679
09/2021	$17,396	$19,898	$14,813
10/2021	$18,335	$20,919	$15,723
11/2021	$17,741	$20,422	$15,506
12/2021	$18,822	$21,245	$16,676
01/2022	$17,584	$20,206	$15,575
02/2022	$16,913	$19,690	$15,219
03/2022	$17,205	$20,128	$16,073
04/2022	$16,286	$18,524	$15,299
05/2022	$15,703	$18,559	$14,550
06/2022	$14,649	$17,002	$13,341
07/2022	$15,782	$18,196	$14,465
08/2022	$14,806	$17,533	$13,601
09/2022	$13,096	$15,862	$11,888
10/2022	$13,489	$16,823	$12,377
11/2022	$14,681	$18,136	$13,181
12/2022	$13,936	$17,429	$12,741
01/2023	$15,330	$18,683	$13,937
02/2023	$14,764	$18,154	$13,326
03/2023	$14,287	$18,726	$12,951
04/2023	$14,657	$19,004	$13,143
05/2023	$13,892	$18,814	$12,664
06/2023	$14,455	$19,915	$13,084
07/2023	$14,667	$20,650	$13,530
08/2023	$14,204	$20,081	$13,116
09/2023	$13,353	$19,258	$12,270
10/2023	$12,742	$18,683	$11,703
11/2023	$14,243	$20,416	$12,952
12/2023	$15,494	$21,404	$14,210
01/2024	$15,106	$21,534	$13,643
02/2024	$15,320	$22,466	$13,695
03/2024	$15,924	$23,184	$14,080
04/2024	$15,012	$22,429	$13,209
05/2024	$15,777	$23,354	$13,732
06/2024	$15,826	$23,883	$13,914
07/2024	$16,985	$24,275	$14,764
08/2024	$17,483	$24,899	$15,674
09/2024	$17,883	$25,487	$16,188
10/2024	$16,991	$24,924	$15,466
11/2024	$17,397	$25,864	$15,908
12/2024	$15,780	$25,260	$14,766
01/2025	$16,215	$26,114	$15,017
02/2025	$16,529	$25,964	$15,394
03/2025	$16,068	$24,952	$15,011
04/2025	$16,164	$25,196	$14,986
05/2025	$16,410	$26,661	$15,392
06/2025	$16,765	$27,869	$15,470
07/2025	$16,710	$28,254	$15,369
08/2025	$17,354	$28,965	$16,024
09/2025	$17,160	$30,025	$16,165
10/2025	$17,036	$30,702	$15,974

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	0.27%	5.72%	5.47%
MSCI ACWI	7.86%	13.23%	9.20%
S&P Global REIT Index	3.29%	8.12%	4.79%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$40,655,004
  # of Portfolio Holdings36
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid - Net$186,771

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Specialized REITs	31.1%
Industrial REITs	18.3%
Real Estate Management & Development	10.6%
Diversified REITs	8.1%
Office REITs	6.9%
Residential REITs	6.6%
Retail REITs	3.6%
Health Care REITs	3.4%
OtherFootnote Reference*	11.4%
Liabilities in Excess of Other Assets	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Equinix, Inc.	6.8%
American Tower Corp.	6.0%
SBA Communications Corp.	4.9%
Merlin Properties Socimi SA	4.3%
Dexus	4.3%
Jones Lang LaSalle, Inc.	3.8%
Prologis, Inc.	3.6%
Gaming & Leisure Properties, Inc.	3.4%
Welltower, Inc.	3.4%
Goodman Group	3.3%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Global Real Estate Fund

Annual Shareholder Report — October 31, 2025

Class N: TGRYX

TSR TGRYX-1025

TCW Relative Value Large Cap Fund

Class I-3: TGDZX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$15Footnote Reference+	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Large Cap Fund (the “Fund”) gained 7.10% on its Class 3  shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 6.44% while the secondary comparative benchmark, Russell 1000® Value, rose 2.56% during this period. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Industrials and Information Technology sectors led by companies including GE Aerospace, Intel, and Seagate Technology. Intel has had strong performance through this period on the back of an investment by the U.S. government and an announced partnership with NVIDIA to bolster its ability to develop custom chips for data centers and personal computers. Other notable contributors included McKesson and Tapestry. The portfolio’s biggest detractors came from Financials, Consumer Staples and Utilities sectors, led by FiServ and Apollo Global management. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Fund Performance

	Class I-3	S&P 500 Index	Russell 1000® Value Index
08/26/2025	$10,000	$10,000	$10,000
08/31/2025	$10,080	$9,992	$10,037
09/30/2025	$10,500	$10,357	$10,187
10/31/2025	$10,710	$10,600	$10,232

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 8/26/25
Class I-3	7.10%
S&P 500 Index	6.44%
Russell 1000® Value Index	2.56%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$494,781,056
  # of Portfolio Holdings44
  Portfolio Turnover Rate62%
  Total Advisory Fees Paid - Net$2,359,016

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.5%
Health Care	13.8%
Industrials	13.1%
Communication Services	7.0%
Consumer Discretionary	5.7%
Energy	5.1%
Utilities	4.7%
OtherFootnote Reference*	12.2%
Other Assets in Excess of Liabilities	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Intel Corp.	4.6%
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.9%
Alphabet, Inc., Class C	3.6%
Johnson Controls International PLC	3.6%
Bank of New York Mellon Corp.	3.5%
Salesforce, Inc.	3.5%
International Business Machines Corp.	3.5%
Xylem, Inc.	3.1%
Intercontinental Exchange, Inc.	2.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Annual Shareholder Report — October 31, 2025

Class I-3: TGDZX

TSR TGDZX-1025

TCW Relative Value Large Cap Fund

Class I: TGDIX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$76	0.70%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Large Cap Fund (the “Fund”) gained 17.58% on its Class I  shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 21.45% while the secondary comparative benchmark, Russell 1000® Value, rose 11.15% during this period. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Industrials and Information Technology sectors led by companies including GE Aerospace, Intel, and Seagate Technology. Intel has had strong performance through this period on the back of an investment by the U.S. government and an announced partnership with NVIDIA to bolster its ability to develop custom chips for data centers and personal computers. Other notable contributors included McKesson and Tapestry. The portfolio’s biggest detractors came from Financials, Consumer Staples and Utilities sectors, led by FiServ and Apollo Global management. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Fund Performance

	Class I	S&P 500 Index	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,955	$10,030	$10,038
12/2015	$9,633	$9,872	$9,822
01/2016	$8,985	$9,382	$9,315
02/2016	$9,148	$9,369	$9,312
03/2016	$9,868	$10,005	$9,983
04/2016	$9,810	$10,043	$10,193
05/2016	$9,925	$10,224	$10,351
06/2016	$9,906	$10,250	$10,441
07/2016	$10,343	$10,628	$10,744
08/2016	$10,477	$10,643	$10,827
09/2016	$10,506	$10,645	$10,804
10/2016	$10,261	$10,451	$10,637
11/2016	$11,092	$10,838	$11,245
12/2016	$11,272	$11,052	$11,526
01/2017	$11,462	$11,262	$11,608
02/2017	$11,672	$11,709	$12,025
03/2017	$11,719	$11,723	$11,902
04/2017	$11,708	$11,843	$11,880
05/2017	$11,698	$12,010	$11,868
06/2017	$11,960	$12,085	$12,062
07/2017	$12,124	$12,333	$12,223
08/2017	$12,057	$12,371	$12,080
09/2017	$12,489	$12,626	$12,438
10/2017	$12,473	$12,921	$12,528
11/2017	$12,786	$13,317	$12,912
12/2017	$12,994	$13,465	$13,101
01/2018	$13,657	$14,236	$13,607
02/2018	$12,946	$13,711	$12,957
03/2018	$12,719	$13,363	$12,729
04/2018	$12,653	$13,414	$12,771
05/2018	$12,677	$13,737	$12,847
06/2018	$12,683	$13,822	$12,879
07/2018	$13,203	$14,336	$13,389
08/2018	$13,310	$14,803	$13,587
09/2018	$13,119	$14,887	$13,614
10/2018	$11,835	$13,870	$12,909
11/2018	$12,134	$14,153	$13,294
12/2018	$10,792	$12,875	$12,018
01/2019	$11,949	$13,906	$12,953
02/2019	$12,387	$14,353	$13,367
03/2019	$12,339	$14,632	$13,452
04/2019	$12,688	$15,224	$13,929
05/2019	$11,702	$14,257	$13,033
06/2019	$12,846	$15,262	$13,969
07/2019	$12,894	$15,481	$14,085
08/2019	$12,243	$15,236	$13,671
09/2019	$12,716	$15,521	$14,158
10/2019	$12,798	$15,857	$14,356
11/2019	$13,277	$16,433	$14,800
12/2019	$13,623	$16,928	$15,207
01/2020	$13,162	$16,922	$14,880
02/2020	$11,713	$15,529	$13,439
03/2020	$9,407	$13,611	$11,142
04/2020	$10,527	$15,356	$12,395
05/2020	$11,054	$16,087	$12,820
06/2020	$11,219	$16,407	$12,735
07/2020	$11,691	$17,332	$13,238
08/2020	$12,196	$18,578	$13,785
09/2020	$11,987	$17,872	$13,447
10/2020	$11,899	$17,397	$13,270
11/2020	$13,809	$19,301	$15,055
12/2020	$14,488	$20,043	$15,632
01/2021	$14,727	$19,841	$15,489
02/2021	$16,064	$20,388	$16,425
03/2021	$16,684	$21,281	$17,392
04/2021	$17,197	$22,416	$18,087
05/2021	$17,639	$22,573	$18,509
06/2021	$17,364	$23,100	$18,297
07/2021	$17,412	$23,649	$18,444
08/2021	$17,842	$24,368	$18,809
09/2021	$17,150	$23,234	$18,155
10/2021	$17,949	$24,862	$19,077
11/2021	$17,579	$24,690	$18,404
12/2021	$18,750	$25,797	$19,565
01/2022	$18,245	$24,462	$19,110
02/2022	$18,232	$23,729	$18,888
03/2022	$18,607	$24,610	$19,421
04/2022	$17,029	$22,464	$18,326
05/2022	$17,326	$22,505	$18,682
06/2022	$15,605	$20,648	$17,050
07/2022	$16,744	$22,552	$18,180
08/2022	$16,524	$21,632	$17,639
09/2022	$15,036	$19,640	$16,092
10/2022	$16,951	$21,230	$17,742
11/2022	$18,206	$22,416	$18,850
12/2022	$17,494	$21,125	$18,091
01/2023	$18,521	$22,452	$19,028
02/2023	$18,021	$21,904	$18,357
03/2023	$17,994	$22,708	$18,273
04/2023	$17,966	$23,063	$18,548
05/2023	$17,425	$23,163	$17,833
06/2023	$18,812	$24,693	$19,017
07/2023	$19,561	$25,487	$19,686
08/2023	$19,006	$25,081	$19,154
09/2023	$18,299	$23,885	$18,415
10/2023	$17,564	$23,383	$17,766
11/2023	$18,951	$25,518	$19,106
12/2023	$20,332	$26,678	$20,164
01/2024	$20,507	$27,126	$20,185
02/2024	$21,524	$28,574	$20,930
03/2024	$22,716	$29,494	$21,976
04/2024	$21,582	$28,289	$21,037
05/2024	$22,440	$29,692	$21,704
06/2024	$22,352	$30,757	$21,500
07/2024	$23,326	$31,132	$22,599
08/2024	$23,733	$31,887	$23,205
09/2024	$24,227	$32,568	$23,528
10/2024	$23,951	$32,272	$23,269
11/2024	$25,419	$34,167	$24,755
12/2024	$24,115	$33,352	$23,061
01/2025	$25,371	$34,281	$24,129
02/2025	$25,464	$33,834	$24,227
03/2025	$24,115	$31,928	$23,554
04/2025	$22,998	$31,711	$22,836
05/2025	$24,192	$33,707	$23,638
06/2025	$25,619	$35,421	$24,446
07/2025	$25,697	$36,216	$24,586
08/2025	$26,503	$36,950	$25,370
09/2025	$27,589	$38,299	$25,749
10/2025	$28,163	$39,196	$25,863

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	17.58%	18.80%	10.91%
S&P 500 Index	21.45%	17.64%	14.63%
Russell 1000® Value Index	11.15%	14.28%	9.97%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$494,781,056
  # of Portfolio Holdings44
  Portfolio Turnover Rate62%
  Total Advisory Fees Paid - Net$2,359,016

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.5%
Health Care	13.8%
Industrials	13.1%
Communication Services	7.0%
Consumer Discretionary	5.7%
Energy	5.1%
Utilities	4.7%
OtherFootnote Reference*	12.2%
Other Assets in Excess of Liabilities	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Intel Corp.	4.6%
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.9%
Alphabet, Inc., Class C	3.6%
Johnson Controls International PLC	3.6%
Bank of New York Mellon Corp.	3.5%
Salesforce, Inc.	3.5%
International Business Machines Corp.	3.5%
Xylem, Inc.	3.1%
Intercontinental Exchange, Inc.	2.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Annual Shareholder Report — October 31, 2025

Class I: TGDIX

TSR TGDIX-1025

TCW Relative Value Large Cap Fund

Class N: TGDVX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Relative Value Large Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$92	0.85%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Large Cap Fund (the “Fund”) gained 17.39% on its Class N  shares. The performance of the Fund’s classes varies from differing expenses. The Fund’s broad-based benchmark, the S&P 500, returned 21.45% while the secondary comparative benchmark, Russell 1000® Value, rose 11.15% during this period. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Industrials and Information Technology sectors led by companies including GE Aerospace, Intel, and Seagate Technology. Intel has had strong performance through this period on the back of an investment by the U.S. government and an announced partnership with NVIDIA to bolster its ability to develop custom chips for data centers and personal computers. Other notable contributors included McKesson and Tapestry. The portfolio’s biggest detractors came from Financials, Consumer Staples and Utilities sectors, led by FiServ and Apollo Global management. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Fund Performance

	Class N	S&P 500 Index	Russell 1000® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,954	$10,030	$10,038
12/2015	$9,631	$9,872	$9,822
01/2016	$8,983	$9,382	$9,315
02/2016	$9,141	$9,369	$9,312
03/2016	$9,862	$10,005	$9,983
04/2016	$9,800	$10,043	$10,193
05/2016	$9,915	$10,224	$10,351
06/2016	$9,891	$10,250	$10,441
07/2016	$10,323	$10,628	$10,744
08/2016	$10,458	$10,643	$10,827
09/2016	$10,487	$10,645	$10,804
10/2016	$10,242	$10,451	$10,637
11/2016	$11,068	$10,838	$11,245
12/2016	$11,245	$11,052	$11,526
01/2017	$11,435	$11,262	$11,608
02/2017	$11,640	$11,709	$12,025
03/2017	$11,686	$11,723	$11,902
04/2017	$11,671	$11,843	$11,880
05/2017	$11,661	$12,010	$11,868
06/2017	$11,922	$12,085	$12,062
07/2017	$12,081	$12,333	$12,223
08/2017	$12,015	$12,371	$12,080
09/2017	$12,435	$12,626	$12,438
10/2017	$12,420	$12,921	$12,528
11/2017	$12,728	$13,317	$12,912
12/2017	$12,929	$13,465	$13,101
01/2018	$13,590	$14,236	$13,607
02/2018	$12,876	$13,711	$12,957
03/2018	$12,655	$13,363	$12,729
04/2018	$12,584	$13,414	$12,771
05/2018	$12,608	$13,737	$12,847
06/2018	$12,608	$13,822	$12,879
07/2018	$13,120	$14,336	$13,389
08/2018	$13,227	$14,803	$13,587
09/2018	$13,036	$14,887	$13,614
10/2018	$11,756	$13,870	$12,909
11/2018	$12,054	$14,153	$13,294
12/2018	$10,718	$12,875	$12,018
01/2019	$11,869	$13,906	$12,953
02/2019	$12,299	$14,353	$13,367
03/2019	$12,251	$14,632	$13,452
04/2019	$12,592	$15,224	$13,929
05/2019	$11,617	$14,257	$13,033
06/2019	$12,741	$15,262	$13,969
07/2019	$12,789	$15,481	$14,085
08/2019	$12,142	$15,236	$13,671
09/2019	$12,612	$15,521	$14,158
10/2019	$12,687	$15,857	$14,356
11/2019	$13,157	$16,433	$14,800
12/2019	$13,491	$16,928	$15,207
01/2020	$13,033	$16,922	$14,880
02/2020	$11,592	$15,529	$13,439
03/2020	$9,321	$13,611	$11,142
04/2020	$10,435	$15,356	$12,395
05/2020	$10,948	$16,087	$12,820
06/2020	$11,111	$16,407	$12,735
07/2020	$11,581	$17,332	$13,238
08/2020	$12,083	$18,578	$13,785
09/2020	$11,865	$17,872	$13,447
10/2020	$11,777	$17,397	$13,270
11/2020	$13,677	$19,301	$15,055
12/2020	$14,345	$20,043	$15,632
01/2021	$14,570	$19,841	$15,489
02/2021	$15,896	$20,388	$16,425
03/2021	$16,500	$21,281	$17,392
04/2021	$17,010	$22,416	$18,087
05/2021	$17,436	$22,573	$18,509
06/2021	$17,176	$23,100	$18,297
07/2021	$17,211	$23,649	$18,444
08/2021	$17,626	$24,368	$18,809
09/2021	$16,950	$23,234	$18,155
10/2021	$17,732	$24,862	$19,077
11/2021	$17,377	$24,690	$18,404
12/2021	$18,525	$25,797	$19,565
01/2022	$18,025	$24,462	$19,110
02/2022	$18,012	$23,729	$18,888
03/2022	$18,384	$24,610	$19,421
04/2022	$16,807	$22,464	$18,326
05/2022	$17,102	$22,505	$18,682
06/2022	$15,397	$20,648	$17,050
07/2022	$16,525	$22,552	$18,180
08/2022	$16,307	$21,632	$17,639
09/2022	$14,833	$19,640	$16,092
10/2022	$16,717	$21,230	$17,742
11/2022	$17,961	$22,416	$18,850
12/2022	$17,246	$21,125	$18,091
01/2023	$18,261	$22,452	$19,028
02/2023	$17,767	$21,904	$18,357
03/2023	$17,739	$22,708	$18,273
04/2023	$17,698	$23,063	$18,548
05/2023	$17,163	$23,163	$17,833
06/2023	$18,535	$24,693	$19,017
07/2023	$19,262	$25,487	$19,686
08/2023	$18,714	$25,081	$19,154
09/2023	$18,014	$23,885	$18,415
10/2023	$17,287	$23,383	$17,766
11/2023	$18,645	$25,518	$19,106
12/2023	$20,011	$26,678	$20,164
01/2024	$20,183	$27,126	$20,185
02/2024	$21,173	$28,574	$20,930
03/2024	$22,349	$29,494	$21,976
04/2024	$21,230	$28,289	$21,037
05/2024	$22,062	$29,692	$21,704
06/2024	$21,976	$30,757	$21,500
07/2024	$22,923	$31,132	$22,599
08/2024	$23,325	$31,887	$23,205
09/2024	$23,813	$32,568	$23,528
10/2024	$23,540	$32,272	$23,269
11/2024	$24,974	$34,167	$24,755
12/2024	$23,684	$33,352	$23,061
01/2025	$24,924	$34,281	$24,129
02/2025	$25,015	$33,834	$24,227
03/2025	$23,684	$31,928	$23,554
04/2025	$22,597	$31,711	$22,836
05/2025	$23,745	$33,707	$23,638
06/2025	$25,153	$35,421	$24,446
07/2025	$25,230	$36,216	$24,586
08/2025	$26,011	$36,950	$25,370
09/2025	$27,082	$38,299	$25,749
10/2025	$27,633	$39,196	$25,863

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	17.39%	18.60%	10.70%
S&P 500 Index	21.45%	17.64%	14.63%
Russell 1000® Value Index	11.15%	14.28%	9.97%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$494,781,056
  # of Portfolio Holdings44
  Portfolio Turnover Rate62%
  Total Advisory Fees Paid - Net$2,359,016

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.9%
Financials	18.5%
Health Care	13.8%
Industrials	13.1%
Communication Services	7.0%
Consumer Discretionary	5.7%
Energy	5.1%
Utilities	4.7%
OtherFootnote Reference*	12.2%
Other Assets in Excess of Liabilities	0.0%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Intel Corp.	4.6%
JPMorgan Chase & Co.	4.3%
McKesson Corp.	3.9%
Alphabet, Inc., Class C	3.6%
Johnson Controls International PLC	3.6%
Bank of New York Mellon Corp.	3.5%
Salesforce, Inc.	3.5%
International Business Machines Corp.	3.5%
Xylem, Inc.	3.1%
Intercontinental Exchange, Inc.	2.9%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Large Cap Fund

Annual Shareholder Report — October 31, 2025

Class N: TGDVX

TSR TGDVX-1025

TCW Relative Value Mid Cap Fund

Class I: TGVOX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$90	0.85%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Mid Cap Fund (the “Fund”) gained 12.69% on its Class I shares. The performance of the Fund’s classes varies with expenses. The Fund’s broad-based benchmark Russell Midcap® Value was up 7.86%. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Real Estate, and Information Technology sectors led by Seagate Technology, Popular and Tapestry. Seagate shares surged through the year as sentiment towards AI data centers turned increasingly positive, especially among hardware suppliers which are having a hard time meeting demand. Other notable contributors included eBay and Flex Ltd. The portfolio’s biggest detractors came from Industrials, Financials, and Consumer Staples sectors, led by Centene and Corpay. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Fund Performance

	Class I	S&P 500 Index	Russell Midcap® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,969	$10,030	$10,029
12/2015	$9,396	$9,872	$9,719
01/2016	$8,564	$9,382	$9,182
02/2016	$8,776	$9,369	$9,246
03/2016	$9,675	$10,005	$10,099
04/2016	$9,665	$10,043	$10,316
05/2016	$9,784	$10,224	$10,485
06/2016	$9,686	$10,250	$10,581
07/2016	$10,291	$10,628	$11,029
08/2016	$10,472	$10,643	$11,006
09/2016	$10,663	$10,645	$11,052
10/2016	$10,353	$10,451	$10,784
11/2016	$11,708	$10,838	$11,459
12/2016	$11,825	$11,052	$11,662
01/2017	$12,137	$11,262	$11,858
02/2017	$12,257	$11,709	$12,190
03/2017	$12,246	$11,723	$12,101
04/2017	$12,267	$11,843	$12,123
05/2017	$12,153	$12,010	$12,086
06/2017	$12,527	$12,085	$12,266
07/2017	$12,709	$12,333	$12,429
08/2017	$12,585	$12,371	$12,196
09/2017	$13,339	$12,626	$12,529
10/2017	$13,500	$12,921	$12,630
11/2017	$13,978	$13,317	$13,057
12/2017	$14,155	$13,465	$13,218
01/2018	$14,869	$14,236	$13,522
02/2018	$14,042	$13,711	$12,856
03/2018	$14,054	$13,363	$12,887
04/2018	$14,093	$13,414	$12,951
05/2018	$14,453	$13,737	$13,092
06/2018	$14,335	$13,822	$13,198
07/2018	$14,650	$14,336	$13,556
08/2018	$14,695	$14,803	$13,741
09/2018	$14,296	$14,887	$13,632
10/2018	$12,625	$13,870	$12,650
11/2018	$12,788	$14,153	$12,954
12/2018	$11,016	$12,875	$11,594
01/2019	$12,476	$13,906	$12,787
02/2019	$13,032	$14,353	$13,194
03/2019	$12,766	$14,632	$13,260
04/2019	$13,249	$15,224	$13,697
05/2019	$12,061	$14,257	$12,818
06/2019	$13,125	$15,262	$13,683
07/2019	$13,305	$15,481	$13,797
08/2019	$12,290	$15,236	$13,311
09/2019	$12,940	$15,521	$13,851
10/2019	$13,026	$15,857	$13,925
11/2019	$13,657	$16,433	$14,297
12/2019	$14,250	$16,928	$14,731
01/2020	$13,686	$16,922	$14,445
02/2020	$12,152	$15,529	$13,014
03/2020	$8,934	$13,611	$10,060
04/2020	$10,131	$15,356	$11,404
05/2020	$10,708	$16,087	$11,933
06/2020	$10,879	$16,407	$12,067
07/2020	$11,474	$17,332	$12,637
08/2020	$11,880	$18,578	$13,137
09/2020	$11,772	$17,872	$12,840
10/2020	$11,975	$17,397	$12,959
11/2020	$13,907	$19,301	$14,779
12/2020	$14,772	$20,043	$15,463
01/2021	$15,276	$19,841	$15,427
02/2021	$16,853	$20,388	$16,622
03/2021	$17,651	$21,281	$17,481
04/2021	$18,449	$22,416	$18,326
05/2021	$19,202	$22,573	$18,688
06/2021	$18,660	$23,100	$18,470
07/2021	$18,558	$23,649	$18,585
08/2021	$18,902	$24,368	$18,983
09/2021	$18,028	$23,234	$18,284
10/2021	$18,909	$24,862	$19,257
11/2021	$18,379	$24,690	$18,672
12/2021	$19,491	$25,797	$19,844
01/2022	$18,570	$24,462	$18,997
02/2022	$18,872	$23,729	$18,909
03/2022	$18,937	$24,610	$19,483
04/2022	$17,455	$22,464	$18,325
05/2022	$17,844	$22,505	$18,677
06/2022	$15,852	$20,648	$16,624
07/2022	$17,117	$22,552	$18,055
08/2022	$16,664	$21,632	$17,502
09/2022	$15,168	$19,640	$15,805
10/2022	$16,952	$21,230	$17,298
11/2022	$17,966	$22,416	$18,391
12/2022	$17,198	$21,125	$17,457
01/2023	$18,555	$22,452	$18,867
02/2023	$18,164	$21,904	$18,262
03/2023	$17,515	$22,708	$17,687
04/2023	$17,441	$23,063	$17,689
05/2023	$16,792	$23,163	$16,904
06/2023	$18,511	$24,693	$18,370
07/2023	$19,286	$25,487	$19,170
08/2023	$18,673	$25,081	$18,491
09/2023	$17,869	$23,885	$17,551
10/2023	$17,146	$23,383	$16,681
11/2023	$18,511	$25,518	$18,254
12/2023	$19,947	$26,678	$19,676
01/2024	$19,826	$27,126	$19,324
02/2024	$20,709	$28,574	$20,247
03/2024	$22,008	$29,494	$21,295
04/2024	$21,026	$28,289	$20,180
05/2024	$22,046	$29,692	$20,905
06/2024	$21,464	$30,757	$20,570
07/2024	$22,808	$31,132	$21,813
08/2024	$22,989	$31,887	$22,224
09/2024	$23,276	$32,568	$22,643
10/2024	$22,937	$32,272	$22,359
11/2024	$25,066	$34,167	$24,004
12/2024	$23,408	$33,352	$22,248
01/2025	$24,838	$34,281	$23,030
02/2025	$23,921	$33,834	$22,610
03/2025	$22,648	$31,928	$21,778
04/2025	$21,920	$31,711	$21,238
05/2025	$23,259	$33,707	$22,165
06/2025	$24,317	$35,421	$22,943
07/2025	$24,764	$36,216	$23,354
08/2025	$25,731	$36,950	$24,055
09/2025	$25,888	$38,299	$24,360
10/2025	$25,846	$39,196	$24,116

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	12.69%	16.63%	9.96%
S&P 500 Index	21.45%	17.64%	14.63%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$101,352,478
  # of Portfolio Holdings56
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid - Net$546,236

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials	17.2%
Financials	16.8%
Information Technology	9.7%
Real Estate	9.2%
Consumer Discretionary	8.9%
Utilities	8.7%
Health Care	8.0%
Energy	6.5%
OtherFootnote Reference*	15.1%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Jones Lang LaSalle, Inc.	4.0%
Popular, Inc.	3.7%
Dollar Tree, Inc.	3.7%
Arcosa, Inc.	3.5%
CH Robinson Worldwide, Inc.	3.4%
Flex Ltd.	3.4%
Equitable Holdings, Inc.	3.3%
Entergy Corp.	3.2%
NiSource, Inc.	3.0%
eBay, Inc.	2.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Mid Cap Fund

Annual Shareholder Report — October 31, 2025

Class I: TGVOX

TSR TGVOX-1025

TCW Relative Value Mid Cap Fund

Class N: TGVNX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Relative Value Mid Cap Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$101	0.95%

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW Relative Value Mid Cap Fund (the “Fund”) gained 12.56% on its Class N shares. The performance of the Fund’s classes varies with expenses. The Fund’s broad-based benchmark Russell Midcap® Value was up 7.86%. The three major indices (S&P 500, Dow Jones, and Nasdaq) each reached all-time highs during this period fueled by the “Magnificent 7” stocks and the AI-related capital investment boom. Despite economic growth concerns, a softening labor market, elevated inflation and tariff risks, the market remained resilient. Uncertainty around “Liberation Day” resulted in a broad market sell-off, but the markets quickly reversed course on April 9th when President Trump announced a 90-day pause on various reciprocal tariffs and announced a base 10% tariff for all countries. Though tariff-related concerns dominated headlines through much of the year, most nations negotiated a deal with the U.S. and the equities markets rallied over 35% from Liberation Day lows. During this period the Fund’s best contributions came from Consumer Discretionary, Real Estate, and Information Technology sectors led by Seagate Technology, Popular and Tapestry. Seagate shares surged through the year as sentiment towards AI data centers turned increasingly positive, especially among hardware suppliers which are having a hard time meeting demand. Other notable contributors included eBay and Flex Ltd. The portfolio’s biggest detractors came from Industrials, Financials, and Consumer Staples sectors, led by Centene and Corpay. We are in a highly concentrated market that has seen wide dispersion of valuations and we remain constructive on relative value opportunities. We aim to identify companies that are trading at a steep discount, have secular growth drivers, idiosyncratic catalysts, or desired characteristics such as low beta or higher dividend yields.

Fund Performance

	Class N	S&P 500 Index	Russell Midcap® Value Index
10/2015	$10,000	$10,000	$10,000
11/2015	$9,963	$10,030	$10,029
12/2015	$9,387	$9,872	$9,719
01/2016	$8,556	$9,382	$9,182
02/2016	$8,767	$9,369	$9,246
03/2016	$9,663	$10,005	$10,099
04/2016	$9,652	$10,043	$10,316
05/2016	$9,774	$10,224	$10,485
06/2016	$9,673	$10,250	$10,581
07/2016	$10,272	$10,628	$11,029
08/2016	$10,452	$10,643	$11,006
09/2016	$10,638	$10,645	$11,052
10/2016	$10,330	$10,451	$10,784
11/2016	$11,681	$10,838	$11,459
12/2016	$11,796	$11,052	$11,662
01/2017	$12,104	$11,262	$11,858
02/2017	$12,221	$11,709	$12,190
03/2017	$12,205	$11,723	$12,101
04/2017	$12,227	$11,843	$12,123
05/2017	$12,110	$12,010	$12,086
06/2017	$12,482	$12,085	$12,266
07/2017	$12,663	$12,333	$12,429
08/2017	$12,540	$12,371	$12,196
09/2017	$13,285	$12,626	$12,529
10/2017	$13,445	$12,921	$12,630
11/2017	$13,923	$13,317	$13,057
12/2017	$14,098	$13,465	$13,218
01/2018	$14,812	$14,236	$13,522
02/2018	$13,978	$13,711	$12,856
03/2018	$13,995	$13,363	$12,887
04/2018	$14,029	$13,414	$12,951
05/2018	$14,386	$13,737	$13,092
06/2018	$14,271	$13,822	$13,198
07/2018	$14,582	$14,336	$13,556
08/2018	$14,622	$14,803	$13,741
09/2018	$14,225	$14,887	$13,632
10/2018	$12,556	$13,870	$12,650
11/2018	$12,723	$14,153	$12,954
12/2018	$10,959	$12,875	$11,594
01/2019	$12,409	$13,906	$12,787
02/2019	$12,960	$14,353	$13,194
03/2019	$12,700	$14,632	$13,260
04/2019	$13,175	$15,224	$13,697
05/2019	$11,991	$14,257	$12,818
06/2019	$13,055	$15,262	$13,683
07/2019	$13,232	$15,481	$13,797
08/2019	$12,219	$15,236	$13,311
09/2019	$12,865	$15,521	$13,851
10/2019	$12,947	$15,857	$13,925
11/2019	$13,574	$16,433	$14,297
12/2019	$14,157	$16,928	$14,731
01/2020	$13,600	$16,922	$14,445
02/2020	$12,070	$15,529	$13,014
03/2020	$8,874	$13,611	$10,060
04/2020	$10,067	$15,356	$11,404
05/2020	$10,637	$16,087	$11,933
06/2020	$10,806	$16,407	$12,067
07/2020	$11,396	$17,332	$12,637
08/2020	$11,798	$18,578	$13,137
09/2020	$11,688	$17,872	$12,840
10/2020	$11,889	$17,397	$12,959
11/2020	$13,807	$19,301	$14,779
12/2020	$14,667	$20,043	$15,463
01/2021	$15,163	$19,841	$15,427
02/2021	$16,729	$20,388	$16,622
03/2021	$17,519	$21,281	$17,481
04/2021	$18,308	$22,416	$18,326
05/2021	$19,058	$22,573	$18,688
06/2021	$18,517	$23,100	$18,470
07/2021	$18,413	$23,649	$18,585
08/2021	$18,752	$24,368	$18,983
09/2021	$17,884	$23,234	$18,284
10/2021	$18,758	$24,862	$19,257
11/2021	$18,230	$24,690	$18,672
12/2021	$19,334	$25,797	$19,844
01/2022	$18,413	$24,462	$18,997
02/2022	$18,715	$23,729	$18,909
03/2022	$18,774	$24,610	$19,483
04/2022	$17,307	$22,464	$18,325
05/2022	$17,690	$22,505	$18,677
06/2022	$15,715	$20,648	$16,624
07/2022	$16,968	$22,552	$18,055
08/2022	$16,511	$21,632	$17,502
09/2022	$15,029	$19,640	$15,805
10/2022	$16,798	$21,230	$17,298
11/2022	$17,801	$22,416	$18,391
12/2022	$17,035	$21,125	$17,457
01/2023	$18,381	$22,452	$18,867
02/2023	$17,995	$21,904	$18,262
03/2023	$17,345	$22,708	$17,687
04/2023	$17,270	$23,063	$17,689
05/2023	$16,627	$23,163	$16,904
06/2023	$18,335	$24,693	$18,370
07/2023	$19,099	$25,487	$19,170
08/2023	$18,486	$25,081	$18,491
09/2023	$17,693	$23,885	$17,551
10/2023	$16,975	$23,383	$16,681
11/2023	$18,328	$25,518	$18,254
12/2023	$19,744	$26,678	$19,676
01/2024	$19,620	$27,126	$19,324
02/2024	$20,501	$28,574	$20,247
03/2024	$21,777	$29,494	$21,295
04/2024	$20,803	$28,289	$20,180
05/2024	$21,808	$29,692	$20,905
06/2024	$21,236	$30,757	$20,570
07/2024	$22,558	$31,132	$21,813
08/2024	$22,743	$31,887	$22,224
09/2024	$23,029	$32,568	$22,643
10/2024	$22,689	$32,272	$22,359
11/2024	$24,792	$34,167	$24,004
12/2024	$23,146	$33,352	$22,248
01/2025	$24,564	$34,281	$23,030
02/2025	$23,655	$33,834	$22,610
03/2025	$22,399	$31,928	$21,778
04/2025	$21,669	$31,711	$21,238
05/2025	$22,993	$33,707	$22,165
06/2025	$24,037	$35,421	$22,943
07/2025	$24,479	$36,216	$23,354
08/2025	$25,429	$36,950	$24,055
09/2025	$25,582	$38,299	$24,360
10/2025	$25,540	$39,196	$24,116

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	12.56%	16.52%	9.83%
S&P 500 Index	21.45%	17.64%	14.63%
Russell Midcap® Value Index	7.86%	13.23%	9.20%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$101,352,478
  # of Portfolio Holdings56
  Portfolio Turnover Rate65%
  Total Advisory Fees Paid - Net$546,236

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials	17.2%
Financials	16.8%
Information Technology	9.7%
Real Estate	9.2%
Consumer Discretionary	8.9%
Utilities	8.7%
Health Care	8.0%
Energy	6.5%
OtherFootnote Reference*	15.1%
Liabilities in Excess of Other Assets	(0.1%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Jones Lang LaSalle, Inc.	4.0%
Popular, Inc.	3.7%
Dollar Tree, Inc.	3.7%
Arcosa, Inc.	3.5%
CH Robinson Worldwide, Inc.	3.4%
Flex Ltd.	3.4%
Equitable Holdings, Inc.	3.3%
Entergy Corp.	3.2%
NiSource, Inc.	3.0%
eBay, Inc.	2.6%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Relative Value Mid Cap Fund

Annual Shareholder Report — October 31, 2025

Class N: TGVNX

TSR TGVNX-1025

TCW Securitized Bond Fund

Class I-3: TGLZX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$11Footnote Reference+	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

The largest driver of outperformance stemmed from the Fund’s position in agency mortgage-backed securities (MBS), with the overweight contributing as the sector finished ahead of duration-matched Treasuries by 165 bps for the period, while the emphasis on lower and belly coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Additionally, the off-index allocation to non-agency MBS also had a large positive impact given robust investor demand for attractive yield premiums and steady cash flows generally exhibited by bonds in the sector. Elsewhere in securitized markets, exposure to both asset-backed securities and commercial MBS (CMBS) benefitted returns, with single-family-rentals and single asset single borrower CMBS deals driving the return contributions from an issue selection standpoint. Meanwhile, the Fund’s lack of corporate exposure weighed on returns, as the resilience and strong performance of corporates credit during the year resulted in outperformance duration-adjusted Treasuries by over 140 bps. Finally, the duration position rewarded returns as yields fell throughout most of the period, with a further boost from yield curve positioning given the emphasis on front-end yields that fell the most.

Fund Performance

	Class I-3	Bloomberg U.S. Aggregate Bond Index
08/26/2025	$10,000	$10,000
08/31/2025	$10,040	$10,011
09/30/2025	$10,154	$10,120
10/31/2025	$10,248	$10,183

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 8/26/25
Class I-3	2.48%
Bloomberg U.S. Aggregate Bond Index	1.97%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$1,808,833,408
  # of Portfolio Holdings485
  Portfolio Turnover Rate307%
  Total Advisory Fees Paid - Net$5,927,900

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	64.8%
Residential Mortgage-Backed Securities - Non-Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.9%
Asset-Backed Securities	7.8%
Short-Term Investments	4.7%
U.S. Treasury Securities	1.6%
Investment Companies	1.0%
Commercial Mortgage-Backed Securities - Agency	0.2%
Other Security TypesFootnote Reference*	0.1%
Liabilities in Excess of Other Assets	(20.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Association, TBA, 3.50%, due 02/01/52	4.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	2.5%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.9%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/55	1.5%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.2%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/48	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Annual Shareholder Report — October 31, 2025

Class I-3: TGLZX

TSR TGLZX-1025

TCW Securitized Bond Fund

Class I: TGLMX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$51	0.49%

How did the Fund perform last year and what affected its performance?

The largest driver of outperformance stemmed from the Fund’s position in agency mortgage-backed securities (MBS), with the overweight contributing as the sector finished ahead of duration-matched Treasuries by 165 bps for the period, while the emphasis on lower and belly coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Additionally, the off-index allocation to non-agency MBS also had a large positive impact given robust investor demand for attractive yield premiums and steady cash flows generally exhibited by bonds in the sector. Elsewhere in securitized markets, exposure to both asset-backed securities and commercial MBS (CMBS) benefitted returns, with single-family-rentals and single asset single borrower CMBS deals driving the return contributions from an issue selection standpoint. Meanwhile, the Fund’s lack of corporate exposure weighed on returns, as the resilience and strong performance of corporates credit during the year resulted in outperformance duration-adjusted Treasuries by over 140 bps. Finally, the duration position rewarded returns as yields fell throughout most of the period, with a further boost from yield curve positioning given the emphasis on front-end yields that fell the most.

Fund Performance

	Class I	Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,980	$9,974
12/2015	$9,961	$9,941
01/2016	$10,108	$10,078
02/2016	$10,147	$10,150
03/2016	$10,166	$10,243
04/2016	$10,195	$10,282
05/2016	$10,205	$10,285
06/2016	$10,363	$10,470
07/2016	$10,424	$10,536
08/2016	$10,417	$10,524
09/2016	$10,440	$10,517
10/2016	$10,363	$10,437
11/2016	$10,113	$10,190
12/2016	$10,113	$10,205
01/2017	$10,125	$10,225
02/2017	$10,187	$10,293
03/2017	$10,198	$10,288
04/2017	$10,270	$10,367
05/2017	$10,354	$10,447
06/2017	$10,335	$10,437
07/2017	$10,367	$10,481
08/2017	$10,484	$10,575
09/2017	$10,435	$10,525
10/2017	$10,437	$10,531
11/2017	$10,422	$10,518
12/2017	$10,461	$10,566
01/2018	$10,315	$10,444
02/2018	$10,253	$10,345
03/2018	$10,331	$10,412
04/2018	$10,264	$10,334
05/2018	$10,360	$10,408
06/2018	$10,360	$10,395
07/2018	$10,328	$10,398
08/2018	$10,414	$10,465
09/2018	$10,328	$10,397
10/2018	$10,263	$10,315
11/2018	$10,339	$10,377
12/2018	$10,545	$10,567
01/2019	$10,621	$10,679
02/2019	$10,610	$10,673
03/2019	$10,808	$10,878
04/2019	$10,786	$10,881
05/2019	$11,018	$11,074
06/2019	$11,107	$11,213
07/2019	$11,116	$11,238
08/2019	$11,426	$11,529
09/2019	$11,362	$11,468
10/2019	$11,373	$11,502
11/2019	$11,354	$11,496
12/2019	$11,312	$11,488
01/2020	$11,554	$11,709
02/2020	$11,816	$11,920
03/2020	$11,767	$11,850
04/2020	$11,969	$12,061
05/2020	$12,022	$12,117
06/2020	$12,121	$12,193
07/2020	$12,248	$12,375
08/2020	$12,202	$12,275
09/2020	$12,248	$12,269
10/2020	$12,178	$12,214
11/2020	$12,245	$12,334
12/2020	$12,252	$12,351
01/2021	$12,202	$12,262
02/2021	$12,023	$12,085
03/2021	$11,866	$11,934
04/2021	$11,993	$12,028
05/2021	$12,014	$12,068
06/2021	$12,082	$12,153
07/2021	$12,222	$12,288
08/2021	$12,207	$12,265
09/2021	$12,120	$12,159
10/2021	$12,129	$12,155
11/2021	$12,174	$12,191
12/2021	$12,123	$12,160
01/2022	$11,928	$11,898
02/2022	$11,769	$11,765
03/2022	$11,344	$11,439
04/2022	$10,919	$11,005
05/2022	$10,892	$11,076
06/2022	$10,674	$10,902
07/2022	$10,953	$11,168
08/2022	$10,640	$10,853
09/2022	$10,045	$10,384
10/2022	$9,754	$10,249
11/2022	$10,138	$10,626
12/2022	$10,113	$10,578
01/2023	$10,540	$10,904
02/2023	$10,251	$10,622
03/2023	$10,473	$10,891
04/2023	$10,557	$10,957
05/2023	$10,431	$10,838
06/2023	$10,343	$10,800
07/2023	$10,317	$10,792
08/2023	$10,205	$10,723
09/2023	$9,849	$10,451
10/2023	$9,606	$10,286
11/2023	$10,117	$10,751
12/2023	$10,622	$11,163
01/2024	$10,583	$11,132
02/2024	$10,424	$10,975
03/2024	$10,544	$11,076
04/2024	$10,196	$10,797
05/2024	$10,425	$10,980
06/2024	$10,573	$11,084
07/2024	$10,875	$11,343
08/2024	$11,097	$11,505
09/2024	$11,251	$11,660
10/2024	$10,886	$11,370
11/2024	$11,031	$11,491
12/2024	$10,816	$11,303
01/2025	$10,886	$11,363
02/2025	$11,196	$11,613
03/2025	$11,211	$11,617
04/2025	$11,253	$11,663
05/2025	$11,167	$11,579
06/2025	$11,370	$11,757
07/2025	$11,308	$11,726
08/2025	$11,491	$11,866
09/2025	$11,628	$11,996
10/2025	$11,735	$12,071

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	7.80%	-0.74%	1.61%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$1,808,833,408
  # of Portfolio Holdings485
  Portfolio Turnover Rate307%
  Total Advisory Fees Paid - Net$5,927,900

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	64.8%
Residential Mortgage-Backed Securities - Non-Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.9%
Asset-Backed Securities	7.8%
Short-Term Investments	4.7%
U.S. Treasury Securities	1.6%
Investment Companies	1.0%
Commercial Mortgage-Backed Securities - Agency	0.2%
Other Security TypesFootnote Reference*	0.1%
Liabilities in Excess of Other Assets	(20.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Association, TBA, 3.50%, due 02/01/52	4.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	2.5%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.9%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/55	1.5%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.2%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/48	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Annual Shareholder Report — October 31, 2025

Class I: TGLMX

TSR TGLMX-1025

TCW Securitized Bond Fund

Class N: TGMNX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$73	0.70%

How did the Fund perform last year and what affected its performance?

The largest driver of outperformance stemmed from the Fund’s position in agency mortgage-backed securities (MBS), with the overweight contributing as the sector finished ahead of duration-matched Treasuries by 165 bps for the period, while the emphasis on lower and belly coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Additionally, the off-index allocation to non-agency MBS also had a large positive impact given robust investor demand for attractive yield premiums and steady cash flows generally exhibited by bonds in the sector. Elsewhere in securitized markets, exposure to both asset-backed securities and commercial MBS (CMBS) benefitted returns, with single-family-rentals and single asset single borrower CMBS deals driving the return contributions from an issue selection standpoint. Meanwhile, the Fund’s lack of corporate exposure weighed on returns, as the resilience and strong performance of corporates credit during the year resulted in outperformance duration-adjusted Treasuries by over 140 bps. Finally, the duration position rewarded returns as yields fell throughout most of the period, with a further boost from yield curve positioning given the emphasis on front-end yields that fell the most.

Fund Performance

	Class N	Bloomberg U.S. Aggregate Bond Index
10/2015	$10,000	$10,000
11/2015	$9,979	$9,974
12/2015	$9,959	$9,941
01/2016	$10,100	$10,078
02/2016	$10,146	$10,150
03/2016	$10,163	$10,243
04/2016	$10,181	$10,282
05/2016	$10,188	$10,285
06/2016	$10,350	$10,470
07/2016	$10,408	$10,536
08/2016	$10,399	$10,524
09/2016	$10,411	$10,517
10/2016	$10,335	$10,437
11/2016	$10,091	$10,190
12/2016	$10,079	$10,205
01/2017	$10,099	$10,225
02/2017	$10,148	$10,293
03/2017	$10,156	$10,288
04/2017	$10,234	$10,367
05/2017	$10,314	$10,447
06/2017	$10,294	$10,437
07/2017	$10,324	$10,481
08/2017	$10,435	$10,575
09/2017	$10,376	$10,525
10/2017	$10,377	$10,531
11/2017	$10,361	$10,518
12/2017	$10,389	$10,566
01/2018	$10,257	$10,444
02/2018	$10,186	$10,345
03/2018	$10,270	$10,412
04/2018	$10,195	$10,334
05/2018	$10,275	$10,408
06/2018	$10,284	$10,395
07/2018	$10,252	$10,398
08/2018	$10,333	$10,465
09/2018	$10,238	$10,397
10/2018	$10,174	$10,315
11/2018	$10,245	$10,377
12/2018	$10,443	$10,567
01/2019	$10,525	$10,679
02/2019	$10,502	$10,673
03/2019	$10,702	$10,878
04/2019	$10,680	$10,881
05/2019	$10,902	$11,074
06/2019	$10,996	$11,213
07/2019	$11,004	$11,238
08/2019	$11,302	$11,529
09/2019	$11,228	$11,468
10/2019	$11,238	$11,502
11/2019	$11,218	$11,496
12/2019	$11,176	$11,488
01/2020	$11,407	$11,709
02/2020	$11,668	$11,920
03/2020	$11,619	$11,850
04/2020	$11,821	$12,061
05/2020	$11,870	$12,117
06/2020	$11,963	$12,193
07/2020	$12,093	$12,375
08/2020	$12,035	$12,275
09/2020	$12,077	$12,269
10/2020	$12,008	$12,214
11/2020	$12,070	$12,334
12/2020	$12,075	$12,351
01/2021	$12,025	$12,262
02/2021	$11,851	$12,085
03/2021	$11,689	$11,934
04/2021	$11,809	$12,028
05/2021	$11,827	$12,068
06/2021	$11,890	$12,153
07/2021	$12,033	$12,288
08/2021	$12,017	$12,265
09/2021	$11,932	$12,159
10/2021	$11,939	$12,155
11/2021	$11,980	$12,191
12/2021	$11,930	$12,160
01/2022	$11,730	$11,898
02/2022	$11,577	$11,765
03/2022	$11,158	$11,439
04/2022	$10,728	$11,005
05/2022	$10,700	$11,076
06/2022	$10,491	$10,902
07/2022	$10,767	$11,168
08/2022	$10,456	$10,853
09/2022	$9,865	$10,384
10/2022	$9,587	$10,249
11/2022	$9,951	$10,626
12/2022	$9,928	$10,578
01/2023	$10,346	$10,904
02/2023	$10,058	$10,622
03/2023	$10,269	$10,891
04/2023	$10,361	$10,957
05/2023	$10,229	$10,838
06/2023	$10,132	$10,800
07/2023	$10,120	$10,792
08/2023	$10,002	$10,723
09/2023	$9,650	$10,451
10/2023	$9,420	$10,286
11/2023	$9,917	$10,751
12/2023	$10,410	$11,163
01/2024	$10,372	$11,132
02/2024	$10,209	$10,975
03/2024	$10,335	$11,076
04/2024	$9,979	$10,797
05/2024	$10,196	$10,980
06/2024	$10,336	$11,084
07/2024	$10,635	$11,343
08/2024	$10,858	$11,505
09/2024	$11,005	$11,660
10/2024	$10,645	$11,370
11/2024	$10,783	$11,491
12/2024	$10,579	$11,303
01/2025	$10,645	$11,363
02/2025	$10,940	$11,613
03/2025	$10,954	$11,617
04/2025	$10,994	$11,663
05/2025	$10,899	$11,579
06/2025	$11,105	$11,757
07/2025	$11,047	$11,726
08/2025	$11,220	$11,866
09/2025	$11,349	$11,996
10/2025	$11,451	$12,071

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class N	7.57%	-0.95%	1.36%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$1,808,833,408
  # of Portfolio Holdings485
  Portfolio Turnover Rate307%
  Total Advisory Fees Paid - Net$5,927,900

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	64.8%
Residential Mortgage-Backed Securities - Non-Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.9%
Asset-Backed Securities	7.8%
Short-Term Investments	4.7%
U.S. Treasury Securities	1.6%
Investment Companies	1.0%
Commercial Mortgage-Backed Securities - Agency	0.2%
Other Security TypesFootnote Reference*	0.1%
Liabilities in Excess of Other Assets	(20.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Association, TBA, 3.50%, due 02/01/52	4.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	2.5%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.9%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/55	1.5%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.2%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/48	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Annual Shareholder Report — October 31, 2025

Class N: TGMNX

TSR TGMNX-1025

TCW Securitized Bond Fund

Plan Class: TGLSX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW Securitized Bond Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Plan Class	$46	0.44%

How did the Fund perform last year and what affected its performance?

The largest driver of outperformance stemmed from the Fund’s position in agency mortgage-backed securities (MBS), with the overweight contributing as the sector finished ahead of duration-matched Treasuries by 165 bps for the period, while the emphasis on lower and belly coupons within the 30-Year coupon stack proved advantageous as heightened prepayment concerns in recent months have negatively impacted premium coupon performance in favor of the total return potential of discount-priced coupons. Additionally, the off-index allocation to non-agency MBS also had a large positive impact given robust investor demand for attractive yield premiums and steady cash flows generally exhibited by bonds in the sector. Elsewhere in securitized markets, exposure to both asset-backed securities and commercial MBS (CMBS) benefitted returns, with single-family-rentals and single asset single borrower CMBS deals driving the return contributions from an issue selection standpoint. Meanwhile, the Fund’s lack of corporate exposure weighed on returns, as the resilience and strong performance of corporates credit during the year resulted in outperformance duration-adjusted Treasuries by over 140 bps. Finally, the duration position rewarded returns as yields fell throughout most of the period, with a further boost from yield curve positioning given the emphasis on front-end yields that fell the most.

Fund Performance

	Plan Class	Bloomberg U.S. Aggregate Bond Index
02/2020	$10,000	$10,000
03/2020	$9,961	$9,941
04/2020	$10,122	$10,118
05/2020	$10,177	$10,165
06/2020	$10,252	$10,229
07/2020	$10,379	$10,382
08/2020	$10,331	$10,298
09/2020	$10,370	$10,292
10/2020	$10,322	$10,246
11/2020	$10,389	$10,347
12/2020	$10,395	$10,361
01/2021	$10,353	$10,287
02/2021	$10,212	$10,138
03/2021	$10,070	$10,012
04/2021	$10,178	$10,091
05/2021	$10,196	$10,124
06/2021	$10,254	$10,195
07/2021	$10,373	$10,309
08/2021	$10,371	$10,289
09/2021	$10,288	$10,200
10/2021	$10,296	$10,197
11/2021	$10,335	$10,228
12/2021	$10,302	$10,201
01/2022	$10,128	$9,982
02/2022	$9,994	$9,870
03/2022	$9,635	$9,596
04/2022	$9,277	$9,232
05/2022	$9,244	$9,291
06/2022	$9,060	$9,146
07/2022	$9,307	$9,369
08/2022	$9,032	$9,104
09/2022	$8,530	$8,711
10/2022	$8,295	$8,598
11/2022	$8,620	$8,914
12/2022	$8,589	$8,874
01/2023	$8,951	$9,147
02/2023	$8,707	$8,911
03/2023	$8,895	$9,137
04/2023	$8,967	$9,192
05/2023	$8,861	$9,092
06/2023	$8,787	$9,060
07/2023	$8,755	$9,054
08/2023	$8,661	$8,996
09/2023	$8,360	$8,767
10/2023	$8,156	$8,629
11/2023	$8,588	$9,020
12/2023	$9,027	$9,365
01/2024	$8,989	$9,339
02/2024	$8,850	$9,207
03/2024	$8,962	$9,292
04/2024	$8,658	$9,057
05/2024	$8,852	$9,211
06/2024	$8,978	$9,298
07/2024	$9,233	$9,515
08/2024	$9,421	$9,652
09/2024	$9,564	$9,781
10/2024	$9,244	$9,539
11/2024	$9,368	$9,640
12/2024	$9,186	$9,482
01/2025	$9,246	$9,532
02/2025	$9,510	$9,742
03/2025	$9,522	$9,746
04/2025	$9,559	$9,784
05/2025	$9,487	$9,714
06/2025	$9,659	$9,863
07/2025	$9,607	$9,837
08/2025	$9,763	$9,955
09/2025	$9,879	$10,063
10/2025	$9,971	$10,126

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	1 Year	5 Years	Since Inception 2/28/20
Plan Class	7.86%	-0.69%	-0.05%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.35%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$1,808,833,408
  # of Portfolio Holdings485
  Portfolio Turnover Rate307%
  Total Advisory Fees Paid - Net$5,927,900

What did the Fund invest in?

Asset Allocation (as a % of Net Assets)

Residential Mortgage-Backed Securities - Agency	64.8%
Residential Mortgage-Backed Securities - Non-Agency	23.4%
Commercial Mortgage-Backed Securities - Non-Agency	16.9%
Asset-Backed Securities	7.8%
Short-Term Investments	4.7%
U.S. Treasury Securities	1.6%
Investment Companies	1.0%
Commercial Mortgage-Backed Securities - Agency	0.2%
Other Security TypesFootnote Reference*	0.1%
Liabilities in Excess of Other Assets	(20.5%)
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Government National Mortgage Association, TBA, 3.50%, due 02/01/52	4.0%
Government National Mortgage Association, TBA, 5.00%, due 04/01/55	2.5%
Government National Mortgage Association, TBA, 4.00%, due 05/01/52	1.9%
Government National Mortgage Association, TBA, 5.50%, due 05/01/55	1.8%
Federal National Mortgage Association, 2.00%, due 03/01/52	1.7%
Government National Mortgage Association, TBA, 2.50%, due 12/01/51	1.6%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 04/01/55	1.5%
Federal Home Loan Mortgage Corp., 4.00%, due 09/01/52	1.2%
Federal Home Loan Mortgage Corp., 4.00%, due 11/01/48	1.1%
Federal National Mortgage Association, 2.50%, due 01/01/52	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW Securitized Bond Fund

Annual Shareholder Report — October 31, 2025

Plan Class: TGLSX

TSR TGLSX-1025

TCW White Oak Emerging Markets Equity Fund

Class I-3: TWOZX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of August 26, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I-3	$22Footnote Reference+	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW White Oak Emerging Markets Equity Fund (the “Fund”) returned 9.30% net of fees on its Class 3  shares, outperforming the 9.15% return of the MSCI EM Net Total Return Index (“MSCI EM”). Share class performance varied due to differing expenses. The Fund’s outperformance was driven by effective stock selection across regions, market-cap segments, and sectors. Taiwan was a key contributor, supported by strong global demand for advanced semiconductors amid accelerating AI-related growth. Brazil also added meaningfully, with robust stock selection alongside falling inflation and rising expectations of rate cuts. From a market perspective, India was amongst the main detractors due to underperformance of SMID-caps. Looking ahead, among major EMs while China’s macro backdrop remains challenging due to the ongoing property downturn, yet listed company fundamentals are relatively intact, with earnings momentum likely to hold steady. Continued strength in technology should support broader Asian markets, particularly Taiwan and Korea. India remains less dependent on U.S. export cycles, and with stable policy support and resilient fundamentals, the earnings cycle is showing early signs of recovery, supported by steady revisions and a bottoming in downgrades. Overall, emerging markets offer a compelling opportunity. EMs remain inefficient and under-researched compared with developed markets, creating strong potential for alpha generation. Additionally, many EM economies are increasingly central to the global AI supply chain—from Asia’s chip fabrication and testing ecosystems to Latin America’s production of critical minerals—positioning them to benefit from the next wave of technology-driven growth. A resolution of tariff uncertainty would restore export visibility and unlock investment flows across major EMs. While foreign flows can be fickle, strong domestic inflows, as seen in Korea, India, and China, provide a significant buffer.

Fund Performance

	Class I-3	MSCI Emerging Markets Index (Net)
08/26/2025	$10,000	$10,000
08/31/2025	$9,930	$9,878
09/30/2025	$10,650	$10,584
10/31/2025	$10,930	$11,026

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 8/26/25
Class I-3	9.30%
MSCI Emerging Markets Index (Net)	9.15%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$12,252,567
  # of Portfolio Holdings171
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.5%
Financials	19.7%
Consumer Discretionary	19.2%
Industrials	10.5%
Communication Services	9.2%
Health Care	5.2%
Materials	4.7%
Consumer Staples	2.7%
OtherFootnote Reference*	1.4%
Other Assets in Excess of Liabilities	0.9%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.2%
Alibaba Group Holding Ltd.	4.1%
SK Hynix, Inc.	2.4%
Naspers Ltd.	1.5%
ICICI Bank Ltd.	1.3%
Delta Electronics, Inc.	1.3%
HDFC Bank Ltd.	1.3%
Bharti Airtel Ltd.	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW White Oak Emerging Markets Equity Fund

Annual Shareholder Report — October 31, 2025

Class I-3: TWOZX

TSR TWOZX-1025

TCW White Oak Emerging Markets Equity Fund

Class I: TWOEX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of March 3, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class I	$75Footnote Reference+	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW White Oak Emerging Markets Equity Fund (the “Fund”) returned 30.50% net of fees on its Class I  shares, outperforming the 29.90% return of the MSCI EM Net Total Return Index (“MSCI EM”). Share class performance varied due to differing expenses. The Fund’s outperformance was driven by effective stock selection across regions, market-cap segments, and sectors. Taiwan was a key contributor, supported by strong global demand for advanced semiconductors amid accelerating AI-related growth. Brazil also added meaningfully, with robust stock selection alongside falling inflation and rising expectations of rate cuts. From a market perspective, India was amongst the main detractors due to underperformance of SMID-caps. Looking ahead, among major EMs while China’s macro backdrop remains challenging due to the ongoing property downturn, yet listed company fundamentals are relatively intact, with earnings momentum likely to hold steady. Continued strength in technology should support broader Asian markets, particularly Taiwan and Korea. India remains less dependent on U.S. export cycles, and with stable policy support and resilient fundamentals, the earnings cycle is showing early signs of recovery, supported by steady revisions and a bottoming in downgrades. Overall, emerging markets offer a compelling opportunity. EMs remain inefficient and under-researched compared with developed markets, creating strong potential for alpha generation. Additionally, many EM economies are increasingly central to the global AI supply chain—from Asia’s chip fabrication and testing ecosystems to Latin America’s production of critical minerals—positioning them to benefit from the next wave of technology-driven growth. A resolution of tariff uncertainty would restore export visibility and unlock investment flows across major EMs. While foreign flows can be fickle, strong domestic inflows, as seen in Korea, India, and China, provide a significant buffer.

Fund Performance

	Class I	MSCI Emerging Markets Index (Net)
03/03/2025	$10,000	$10,000
03/31/2025	$10,040	$10,063
04/30/2025	$10,160	$10,196
05/31/2025	$10,820	$10,631
06/30/2025	$11,360	$11,270
07/31/2025	$11,480	$11,489
08/31/2025	$11,850	$11,637
09/30/2025	$12,710	$12,469
10/31/2025	$13,050	$12,990

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 3/3/25
Class I	30.50%
MSCI Emerging Markets Index (Net)	29.90%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$12,252,567
  # of Portfolio Holdings171
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.5%
Financials	19.7%
Consumer Discretionary	19.2%
Industrials	10.5%
Communication Services	9.2%
Health Care	5.2%
Materials	4.7%
Consumer Staples	2.7%
OtherFootnote Reference*	1.4%
Other Assets in Excess of Liabilities	0.9%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.2%
Alibaba Group Holding Ltd.	4.1%
SK Hynix, Inc.	2.4%
Naspers Ltd.	1.5%
ICICI Bank Ltd.	1.3%
Delta Electronics, Inc.	1.3%
HDFC Bank Ltd.	1.3%
Bharti Airtel Ltd.	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW White Oak Emerging Markets Equity Fund

Annual Shareholder Report — October 31, 2025

Class I: TWOEX

TSR TWOEX-1025

TCW White Oak Emerging Markets Equity Fund

Class N: TWEMX

Annual Shareholder Report — October 31, 2025

This annual shareholder report contains important information about the TCW White Oak Emerging Markets Equity Fund for the period of March 3, 2025 (commencement of operations) to October 31, 2025. You can find additional information about the Fund at www.tcw.com/Literature/Fund-Literature. You can also request this information by contacting us at 800-FUND-TCW (800-386-3829).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class N	$94Footnote Reference+	1.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.
Footnote+	The dollar amounts above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

How did the Fund perform last year and what affected its performance?

For the year ended October 31, 2025, the TCW White Oak Emerging Markets Equity Fund (the “Fund”) returned 30.30% net of fees on its Class N  shares, outperforming the 29.90% return of the MSCI EM Net Total Return Index (“MSCI EM”). Share class performance varied due to differing expenses. The Fund’s outperformance was driven by effective stock selection across regions, market-cap segments, and sectors. Taiwan was a key contributor, supported by strong global demand for advanced semiconductors amid accelerating AI-related growth. Brazil also added meaningfully, with robust stock selection alongside falling inflation and rising expectations of rate cuts. From a market perspective, India was amongst the main detractors due to underperformance of SMID-caps. Looking ahead, among major EMs while China’s macro backdrop remains challenging due to the ongoing property downturn, yet listed company fundamentals are relatively intact, with earnings momentum likely to hold steady. Continued strength in technology should support broader Asian markets, particularly Taiwan and Korea. India remains less dependent on U.S. export cycles, and with stable policy support and resilient fundamentals, the earnings cycle is showing early signs of recovery, supported by steady revisions and a bottoming in downgrades. Overall, emerging markets offer a compelling opportunity. EMs remain inefficient and under-researched compared with developed markets, creating strong potential for alpha generation. Additionally, many EM economies are increasingly central to the global AI supply chain—from Asia’s chip fabrication and testing ecosystems to Latin America’s production of critical minerals—positioning them to benefit from the next wave of technology-driven growth. A resolution of tariff uncertainty would restore export visibility and unlock investment flows across major EMs. While foreign flows can be fickle, strong domestic inflows, as seen in Korea, India, and China, provide a significant buffer.

Fund Performance

	Class N	MSCI Emerging Markets Index (Net)
03/03/2025	$10,000	$10,000
03/31/2025	$10,040	$10,063
04/30/2025	$10,160	$10,196
05/31/2025	$10,810	$10,631
06/30/2025	$11,350	$11,270
07/31/2025	$11,470	$11,489
08/31/2025	$11,840	$11,637
09/30/2025	$12,690	$12,469
10/31/2025	$13,030	$12,990

The performance data quoted represents past performance and does not guarantee future results. The total returns do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s Average Total Returns are based on net asset values calculated for shareholder transactions which are not reflective of adjustments required pursuant to GAAP. Accordingly, differences may exist between this data and similar information reported in the financial statements.

Average Annual Total Returns (%)

Name	Since Inception 3/3/25
Class N	30.30%
MSCI Emerging Markets Index (Net)	29.90%

Past Performance: Performance data represent past performance which does not guarantee future result.

Key Fund Statistics

  Total Net Assets$12,252,567
  # of Portfolio Holdings171
  Portfolio Turnover Rate60%
  Total Advisory Fees Paid - Net$0

What did the Fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	26.5%
Financials	19.7%
Consumer Discretionary	19.2%
Industrials	10.5%
Communication Services	9.2%
Health Care	5.2%
Materials	4.7%
Consumer Staples	2.7%
OtherFootnote Reference*	1.4%
Other Assets in Excess of Liabilities	0.9%
Footnote	Description
Footnote*	Please refer to the Fund’s Annual Financial Statements which are available on the Fund’s website at www.tcw.com/Literature/Fund-Literature for a complete listing of all categories.

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.4%
Tencent Holdings Ltd.	4.7%
Samsung Electronics Co. Ltd.	4.2%
Alibaba Group Holding Ltd.	4.1%
SK Hynix, Inc.	2.4%
Naspers Ltd.	1.5%
ICICI Bank Ltd.	1.3%
Delta Electronics, Inc.	1.3%
HDFC Bank Ltd.	1.3%
Bharti Airtel Ltd.	1.1%

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact 800-FUND-TCW (800-386-3829).

Additional Information

If you wish to view additional information about the Fund, including but not limited to, the Fund's prospectus, financial information, holdings, proxy voting information, and privacy policy, please visit www.tcw.com/Literature/Fund-Literature.

Phone: 800-FUND-TCW (800-386-3829)

TCW White Oak Emerging Markets Equity Fund

Annual Shareholder Report — October 31, 2025

Class N: TWEMX

TSR TWEMX-1025

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions.

(b)	No disclosures are required by this Item 2(b).

(c)	The Registrant has made no material changes to its code of ethics.

(d)	The Registrant has not granted any waivers from any provisions of its code of ethics during the period covered by this Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s code of ethics is filed as Exhibit 19(a)(1) to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

(a)(1)

The Registrant’s Board of Directors (the “Board”) has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)	The audit committee financial experts are Victoria B. Rogers, Robert Rooney, and Michael Swell. Each has been deemed to be “independent” as that term is defined in Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

The firm of Deloitte & Touche LLP (“Deloitte”) serves as the independent registered public accounting firm for the Registrant.

(a) Audit Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed for professional services rendered by Deloitte for the audit of the Registrant’s annual financial statements or for services that are normally provided by Deloitte in connection with statutory and regulatory filings or engagements were:

2025	2024
$291,000	$317,000

(b) Audit-Related Fees

For the fiscal years October 31, 2025 and October 31, 2024, the aggregate fees billed for assurance and related services rendered by Deloitte that are reasonably related to the performance of the audit or review of the Registrant’s financial statements and that are not reported under Audit Fees above were:

2025	2024
$0	$0

(c) Tax Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed for tax compliance, tax advice and tax planning by Deloitte were:

2025	2024
$56,880	$52,140

These services consisted of tax return review, tax advice and tax planning.

(d) All Other Fees

For the fiscal years ended October 31, 2025 and October 31, 2024, the aggregate fees billed by Deloitte to the Registrant for all services other than services reported under Audit Fees, Audit-Related Fees, and Tax Fees were:

2025	2024
$4,617	$6,561

Fees were for Passive Foreign Investment Company analysis.

(e)(1) Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X with respect to Audit-Related Fees were 0%, Tax Fees were 0%, and Other Fees were 0% for each of the fiscal years ended October 31, 2025 and October 31, 2024.

(f) Not applicable.

(g) For the fiscal years ended October 31, 2025 and October 31, 2024, aggregate non-audit fees billed by Deloitte for services rendered to the Registrant were:

2025	2024
$61,497	$58,701

For the twelve month periods ended October 31, 2025 and October 31, 2024, aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant were $588,053 and $331,979, respectively.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11

  October 31, 2025

TCW Equity Funds

Concentrated Large Cap Growth Fund

Global Real Estate Fund

Relative Value Large Cap Fund

Relative Value Mid Cap Fund

TCW Asset Allocaion Fund

Conservative Allocation Fund

TCW Funds, Inc.

Table of Contents	October 31, 2025

TCW Concentrated Large Cap Growth Fund

Schedule of Investments	October 31, 2025

Issues	Shares	Value

COMMON STOCK — 99.1% of Net Assets

Aerospace & Defense — 2.6%

General Electric Co.	64,092	$19,801,223

Broadline Retail — 5.6%

Amazon.com, Inc. (1)	176,838	43,187,376

Capital Markets — 2.2%

S&P Global, Inc.	35,736	17,410,937

Commercial Services & Supplies — 1.6%

Waste Connections, Inc. (Canada)	72,722	12,194,025

Communications Equipment — 1.8%

Arista Networks, Inc. (1)	86,631	13,660,842

Consumer Staples Distribution & Retail — 2.8%

Costco Wholesale Corp.	23,971	21,848,368

Electrical Equipment — 1.8%

Eaton Corp. PLC	37,358	14,254,318

Entertainment — 1.4%

Spotify Technology SA (1)	16,459	10,785,912

Financial Services — 6.6%

Mastercard, Inc.	43,728	24,137,419

Visa, Inc.	79,743	27,171,630

		51,309,049

Health Care Equipment & Supplies — 5.8%

Boston Scientific Corp. (1)	185,792	18,712,970

Dexcom, Inc. (1)	124,957	7,274,997

Intuitive Surgical, Inc. (1)	35,992	19,229,806

		45,217,773

Interactive Media & Services — 11.1%

Alphabet, Inc. — Class C	190,297	53,629,501

Meta Platforms, Inc.	49,706	32,226,885

		85,856,386

IT Services — 2.8%

Shopify, Inc. (1)	126,262	21,951,911

Media — 0.9%

Trade Desk, Inc. (1)	133,390	6,706,849

Pharmaceuticals — 1.2%

Zoetis, Inc.	67,361	9,706,047

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 25.7%

ASML Holding NV (Netherlands)	18,289	$19,372,257

Broadcom, Inc.	125,514	46,393,740

NVIDIA Corp.	657,810	133,199,947

		198,965,944

Software — 22.9%

Cadence Design Systems, Inc. (1)	49,582	16,792,928

Crowdstrike Holdings, Inc. (1)	41,503	22,536,544

Microsoft Corp.	112,399	58,201,326

Oracle Corp.	33,138	8,702,370

Palo Alto Networks, Inc. (1)	86,979	19,156,255

ServiceNow, Inc. (1)	40,815	37,520,413

Tyler Technologies, Inc. (1)	29,886	14,233,507

		177,143,343

Specialty Retail — 2.3%

O’Reilly Automotive, Inc. (1)	185,110	17,481,788

Total Common Stock

(Cost: $265,482,338)		767,482,091

MONEY MARKET INVESTMENTS — 0.9%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (2)	2,130,750	2,130,750

TCW Central Cash Fund, 4.07% (2)(3)	5,270,000	5,270,000

Total Money Market Investments

(Cost: $7,400,750)		7,400,750

Total Investments (100.0%)

(Cost: $272,883,088)		774,882,841

Liabilities In Excess Of Other Assets (0.0%)		(94,412)

Net Assets (100.0%)		$774,788,429

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(3)	Affiliated issuer.

See accompanying Notes to Financial Statements.

1

TCW Concentrated Large Cap Growth Fund

Schedule of Investments (Continued)

The summary of the TCW Concentrated Large Cap Growth Fund transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$97,820,000	$92,550,000	5,270,000	$5,270,000	$239,098	$—	$—	$—

Total					$5,270,000	$239,098	$—	$—	$—

See accompanying Notes to Financial Statements.

2

TCW Concentrated Large Cap Growth Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$198,965,944	$—	$—	$198,965,944
Software	177,143,343	—	—	177,143,343
Interactive Media & Services	85,856,386	—	—	85,856,386
Financial Services	51,309,049	—	—	51,309,049
Health Care Equipment & Supplies	45,217,773	—	—	45,217,773
Broadline Retail	43,187,376	—	—	43,187,376
IT Services	21,951,911	—	—	21,951,911
Consumer Staples Distribution & Retail	21,848,368	—	—	21,848,368
Aerospace & Defense	19,801,223	—	—	19,801,223
Specialty Retail	17,481,788	—	—	17,481,788
Capital Markets	17,410,937	—	—	17,410,937
Electrical Equipment	14,254,318	—	—	14,254,318
Communications Equipment	13,660,842	—	—	13,660,842
Commercial Services & Supplies	12,194,025	—	—	12,194,025
Entertainment	10,785,912	—	—	10,785,912
Pharmaceuticals	9,706,047	—	—	9,706,047
Media	6,706,849	—	—	6,706,849

Total Common Stock	767,482,091	—	—	767,482,091

Money Market Investments	7,400,750	—	—	7,400,750

Total Investments	$774,882,841	$—	$—	$774,882,841

See accompanying Notes to Financial Statements.

3

TCW Conservative Allocation Fund

Schedule of Investments October 31, 2025

Issues	Shares	Value

INVESTMENT COMPANIES — 99.6% of Net Assets

Diversified Equity Funds — 16.9%

TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund) — I Class (1)	44,921	$1,594,253

TCW Global Real Estate Fund — I Class (1)	80,717	998,470

TCW Relative Value Large Cap Fund — I Class (1)	178,203	3,236,169

TCW Relative Value Mid Cap Fund — I Class (1)	2,264	70,806

		5,899,698

Diversified Fixed Income Funds — 65.6%

TCW Emerging Markets Income Fund — I Class (1)	35,960	250,998

TCW Global Bond Fund — I Class (1)	103,269	887,083

TCW MetWest High Yield Bond Fund — I Class (1)	39,840	371,310

TCW MetWest Low Duration Bond Fund — I Class (1)	80,803	683,595

TCW MetWest Total Return Bond Fund — I Class (1)	898,840	8,323,261

TCW MetWest Unconstrained Bond Fund — I Class (1)	358,388	3,759,487

TCW Securitized Bond Fund — I Class (1)	1,106,990	8,712,008

		22,987,742

Exchange-Traded Funds — 16.1%

iShares Gold Trust (2)	7,595	572,587

iShares MSCI EAFE ETF	7,630	720,959

TCW Artificial Intelligence ETF (1),(2)	5,834	223,588

TCW Durable Growth ETF (1)	109,695	3,481,269

TCW Transform Supply Chain ETF (1)	5,332	386,607

TCW Transform Systems ETF (1)	2,471	252,908

		5,637,918

Issues	Shares	Value

Exchange-Traded Notes — 1.0%

iPath Bloomberg Commodity Index Total Return ETN (2)	9,821	$358,958

Total Exchange-Traded Notes

(Cost: $319,007)		358,958

Total Investment Companies

(Cost: $30,560,434)		34,884,316

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (3)	106,889	106,889

Total Money Market Investments

(Cost: $106,889)		106,889

Total Investments (99.9%)

(Cost: $30,667,323)		34,991,205

Excess Of Other Assets Over Liabilities (0.1%)		27,984

Net Assets (100.0%)		$35,019,189

Notes to the Schedule of Investments:

ETF	Exchange-Traded Fund.
ETN	Exchange Traded Note.
(1)	Affiliated issuer.
(2)	Non-income producing security.
(3)	Rate disclosed is the 7-day net yield as of October 31, 2025.

See accompanying Notes to Financial Statements.

4

TCW Conservative Allocation Fund

October 31, 2025

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Artificial Intelligence ETF
	$157,796	$10,756	$8,775	5,834	$223,588	$—	$—	$6,121	$57,690
TCW Central Cash Fund
	—	5,600,000	5,600,000	—	—	2,771	—	—	—
TCW Durable Growth ETF (formerly TCW Compounders ETF)
	3,184,346	1,295,377	668,219	109,695	3,481,269	12,215	298,861	(1,335)	(328,900)
TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund)—I Class
	1,732,949	355,956	580,647	44,921	1,594,253	—	233,094	159,813	(73,818)
TCW Emerging Markets Income Fund—I Class
	208,039	39,260	9,353	35,960	250,998	15,105	—	(820)	13,872
TCW Global Bond Fund—I Class
	1,123,044	128,611	405,449	103,269	887,083	29,593	—	(75,407)	116,284
TCW Global Real Estate Fund—I Class
	1,299,842	123,047	394,260	80,717	998,470	23,050	—	69,309	(99,468)
TCW MetWest High Yield Bond Fund—I Class
	164,199	380,106	183,139	39,840	371,310	20,651	—	(339)	10,483
TCW MetWest Low Duration Bond Fund—I Class
	1,343,078	110,260	782,711	80,803	683,595	41,320	—	(24,521)	37,489
TCW MetWest Total Return Bond Fund—I Class
	7,140,535	2,323,399	1,348,808	898,840	8,323,261	301,284	—	(255,131)	463,266
TCW MetWest Unconstrained Bond Fund—I Class
	3,347,535	702,755	349,295	358,388	3,759,487	195,744	—	(45,032)	103,524
TCW Relative Value Large Cap Fund—I Class
	3,136,088	486,181	672,247	178,203	3,236,169	23,413	169,286	93,632	192,515
TCW Relative Value Mid Cap Fund—I Class
	163,066	21,731	113,193	2,264	70,806	1,536	12,773	38,907	(39,705)
TCW Securitized Bond Fund—I Class
	8,410,602	2,243,624	1,958,933	1,106,990	8,712,008	557,372	—	(482,510)	499,225
TCW Transform Supply Chain ETF
	161,305	208,117	9,381	5,332	386,607	2,481	—	(301)	26,867
TCW Transform Systems ETF
	172,891	18,964	8,613	2,471	252,908	649	—	1,734	67,932

Total					$33,231,812	$1,227,184	$714,014	$(515,880)	$1,047,256

See accompanying Notes to Financial Statements.

5

TCW Conservative Allocation Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$34,884,316	$—	$—	$34,884,316
Money Market Investments	106,889	—	—	106,889

Total Investments	$34,991,205	$—	$—	$34,991,205

See accompanying Notes to Financial Statements.

6

TCW Global Real Estate Fund

Schedule of Investments	October 31, 2025

Issues	Shares	Value

COMMON STOCK — 98.7% of Net Assets

Australia — 9.7%

Dexus	368,086	$1,755,889

Goodman Group	61,353	1,323,980

Mirvac Group	562,707	847,567

Total Australia

(Cost: $3,541,149)		3,927,436

Belgium — 2.6% (Cost: $1,258,835)

Shurgard Self Storage Ltd.	28,849	1,057,491

Canada — 5.1%

Brookfield Corp.	20,544	947,034

Killam Apartment Real Estate Investment Trust	91,983	1,137,684

Total Canada

(Cost: $2,199,940)		2,084,718

Japan — 3.7%

Mitsubishi Estate Co. Ltd.	19,800	419,749

Mitsui Fudosan Co. Ltd.	103,900	1,082,234

Total Japan

(Cost: $1,088,584)		1,501,983

Singapore — 2.4% (Cost: $1,007,023)

CapitaLand Ascendas REIT	457,000	989,534

Spain — 7.2%

Cellnex Telecom SA (1)(2)	37,215	1,160,125

Merlin Properties Socimi SA	113,345	1,768,093

Total Spain

(Cost: $2,762,555)		2,928,218

United Kingdom — 2.7% (Cost: $1,360,254)

Segro PLC	118,481	1,087,349

United States — 65.3%

American Tower Corp.	13,730	2,457,395

Americold Realty Trust, Inc.	42,747	551,009

CBRE Group, Inc. (1)	8,115	1,236,969

Cousins Properties, Inc.	41,172	1,067,590

Digital Realty Trust, Inc.	6,245	1,064,210

EastGroup Properties, Inc.	6,483	1,131,478

Equinix, Inc.	3,273	2,768,991

Essential Properties Realty Trust, Inc.	22,105	660,497

Gaming & Leisure Properties, Inc.	31,013	1,385,041

Iron Mountain, Inc.	11,115	1,144,289

Jones Lang LaSalle, Inc. (1)	5,130	1,565,112

Kimco Realty Corp.	40,706	840,986

Issues	Shares	Value

United States (Continued)

Lennar Corp.	6,340	$784,702

Mid-America Apartment Communities, Inc.	5,856	750,915

NexPoint Residential Trust, Inc.	25,392	778,773

Phillips Edison & Co., Inc.	18,244	617,377

Prologis, Inc.	11,837	1,468,853

Public Storage	2,758	768,269

SBA Communications Corp.	10,348	1,981,435

STAG Industrial, Inc.	23,689	906,578

Travel & Leisure Co.	19,983	1,254,533

Welltower, Inc.	7,578	1,371,921

Total United States

(Cost: $26,146,383)		26,556,923

Total Common Stock

(Cost: $39,364,723)		40,133,652

MONEY MARKET INVESTMENTS — 1.3%

United States — 1.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (3)	198,770	198,770

TCW Central Cash Fund, 4.07% (3)(4)	330,000	330,000

Total Money Market Investments

(Cost: $528,770)		528,770

Total Investments (100.0%)

(Cost: $39,893,493)		40,662,422

Liabilities In Excess Of Other Assets (0.0%)		(7,418)

Net Assets (100.0%)		$40,655,004

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $1,160,125 or 2.9% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(4)	Affiliated issuer.

See accompanying Notes to Financial Statements.

7

TCW Global Real Estate Fund

Schedule of Investments (Continued)

The summary of the TCW Global Real Estate Fund transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$9,079,000	$8,749,000	330,000	$330,000	$42,474	$—	$—	$—

Total					$330,000	$42,474	$—	$—	$—

See accompanying Notes to Financial Statements.

8

TCW Global Real Estate Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Specialized REITs	$8,523,985	$—	$—	$8,523,985
Industrial REITs	4,057,918	3,400,863	—	7,458,781
Diversified REITs	2,641,932	2,615,660	—	5,257,592
Office REITs	1,067,590	1,755,889	—	2,823,479
Real Estate Services	2,802,081	—	—	2,802,081
Multi-Family Residential REITs	1,888,599	—	—	1,888,599
Diversified Real Estate Activities	—	1,501,983	—	1,501,983
Retail REITs	1,458,363	—	—	1,458,363
Health Care REITs	1,371,921	—	—	1,371,921
Hotels, Resorts & Cruise Lines	1,254,533	—	—	1,254,533
Wireless Telecommunication Services	—	1,160,125	—	1,160,125
Data Center REITs	1,064,210	—	—	1,064,210
Self Storage REITs	—	1,057,491	—	1,057,491
Asset Management & Custody Banks	947,034	—	—	947,034
Homebuilding	784,702	—	—	784,702
Single-Family Residential REITs	778,773	—	—	778,773

Total Common Stock	28,641,641	11,492,011	—	40,133,652

Money Market Investments	528,770	—	—	528,770

Total Investments	$29,170,411	$11,492,011	$—	$40,662,422

See accompanying Notes to Financial Statements.

9

TCW Relative Value Large Cap Fund

Schedule of Investments October 31, 2025

Issues	Shares	Value

COMMON STOCK — 99.0% of Net Assets

Air Freight & Logistics — 1.5%

United Parcel Service, Inc. — Class B	76,911	$7,415,759

Banks — 4.3%

JPMorgan Chase & Co.	69,148	21,513,326

Beverages — 2.5%

Keurig Dr. Pepper, Inc.	453,345	12,312,850

Biotechnology — 3.7%

AbbVie, Inc.	58,269	12,704,973

Amgen, Inc.	18,995	5,668,678

		18,373,651

Broadline Retail — 2.0%

Amazon.com, Inc. (1)	39,906	9,745,843

Building Products — 3.6%

Johnson Controls International PLC (Ireland)	154,834	17,711,461

Capital Markets — 9.2%

Bank of New York Mellon Corp.	162,298	17,516,823

Intercontinental Exchange, Inc.	99,180	14,509,042

Morgan Stanley	83,698	13,726,472

		45,752,337

Chemicals — 1.9%

DuPont de Nemours, Inc.	112,633	9,196,484

Construction & Engineering — 1.4%

API Group Corp. (1)	182,111	6,705,327

Electric Utilities — 2.1%

Entergy Corp.	106,025	10,187,942

Electrical Equipment — 1.5%

AMETEK, Inc.	37,856	7,651,076

Electronic Equipment, Instruments & Components — 2.4%

Flex Ltd. (1)	189,843	11,868,984

Energy Equipment & Services — 2.5%

Baker Hughes Co.	259,949	12,584,131

Entertainment — 2.5%

Walt Disney Co.	110,439	12,437,640

Financial Services — 4.9%

Apollo Global Management, Inc.	116,415	14,471,549

Equitable Holdings, Inc.	198,960	9,828,624

		24,300,173

Ground Transportation — 2.1%

CSX Corp.	285,738	10,292,283

Health Care Equipment & Supplies — 2.8%

GE HealthCare Technologies, Inc.	113,379	8,497,756

Medtronic PLC	59,048	5,355,654

		13,853,410

Issues	Shares	Value

Health Care Providers & Services — 3.9%

McKesson Corp.	23,537	$19,096,510

Household Durables — 2.2%

Lennar Corp.	88,649	10,972,087

Household Products — 1.8%

Procter & Gamble Co.	59,518	8,949,722

Interactive Media & Services — 4.5%

Alphabet, Inc. — Class C	63,980	18,030,844

Meta Platforms, Inc.	6,797	4,406,835

		22,437,679

IT Services — 3.5%

International Business Machines Corp.	55,533	17,071,399

Machinery — 3.1%

Xylem, Inc.	100,620	15,178,527

Metals & Mining — 1.4%

Freeport-McMoRan, Inc.	167,039	6,965,526

Multi-Utilities — 2.6%

NiSource, Inc.	308,279	12,981,629

Oil, Gas & Consumable Fuels — 2.6%

Exxon Mobil Corp.	110,925	12,685,383

Pharmaceuticals — 3.4%

Merck & Co., Inc.	83,911	7,214,668

Pfizer, Inc.	398,760	9,829,434

		17,044,102

Real Estate Management & Development — 1.9%

Jones Lang LaSalle, Inc. (1)	30,652	9,351,619

Semiconductors & Semiconductor Equipment — 4.6%

Intel Corp. (1)	572,154	22,880,438

Software — 4.9%

Roper Technologies, Inc.	14,812	6,608,374

Salesforce, Inc.	66,999	17,447,209

		24,055,583

Specialized REITs — 1.6%

Equinix, Inc.	9,504	8,040,479

Technology Hardware, Storage & Peripherals — 4.6%

NetApp, Inc.	89,063	10,489,840

Seagate Technology Holdings PLC	47,553	12,167,862

		22,657,702

Textiles, Apparel & Luxury Goods — 1.5%

Tapestry, Inc.	66,361	7,287,765

Total Common Stock

(Cost: $325,992,381)		489,558,827

See accompanying Notes to Financial Statements.

10

TCW Relative Value Large Cap Fund

October 31, 2025

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 1.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (2)	2,485,671	$2,485,671

TCW Central Cash Fund, 4.07% (2)(3)	2,600,000	2,600,000

Total Money Market Investments

(Cost: $5,085,671)		5,085,671

Total Investments (100.0%)

(Cost: $331,078,052)		494,644,498

Excess Of Other Assets Over Liabilities (0.0%)		136,558

Net Assets (100.0%)		$494,781,056

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(3)	Affiliated issuer.

The summary of the TCW Relative Value Large Cap Fund transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$67,980,000	$65,380,000	2,600,000	$2,600,000	$223,733	$—	$—	$—

Total					$2,600,000	$223,733	$—	$—	$—

See accompanying Notes to Financial Statements.

11

TCW Relative Value Large Cap Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$45,752,337	$—	$—	$45,752,337
Financial Services	24,300,173	—	—	24,300,173
Software	24,055,583	—	—	24,055,583
Semiconductors & Semiconductor Equipment	22,880,438	—	—	22,880,438
Technology Hardware, Storage & Peripherals	22,657,702	—	—	22,657,702
Interactive Media & Services	22,437,679	—	—	22,437,679
Banks	21,513,326	—	—	21,513,326
Health Care Providers & Services	19,096,510	—	—	19,096,510
Biotechnology	18,373,651	—	—	18,373,651
Building Products	17,711,461	—	—	17,711,461
IT Services	17,071,399	—	—	17,071,399
Pharmaceuticals	17,044,102	—	—	17,044,102
Machinery	15,178,527	—	—	15,178,527
Health Care Equipment & Supplies	13,853,410	—	—	13,853,410
Multi-Utilities	12,981,629	—	—	12,981,629
Oil, Gas & Consumable Fuels	12,685,383	—	—	12,685,383
Energy Equipment & Services	12,584,131	—	—	12,584,131
Entertainment	12,437,640	—	—	12,437,640
Beverages	12,312,850	—	—	12,312,850
Electronic Equipment, Instruments & Components	11,868,984	—	—	11,868,984
Household Durables	10,972,087	—	—	10,972,087
Ground Transportation	10,292,283	—	—	10,292,283
Electric Utilities	10,187,942	—	—	10,187,942
Broadline Retail	9,745,843	—	—	9,745,843
Real Estate Management & Development	9,351,619	—	—	9,351,619
Chemicals	9,196,484	—	—	9,196,484
Household Products	8,949,722	—	—	8,949,722
Specialized REITs	8,040,479	—	—	8,040,479
Electrical Equipment	7,651,076	—	—	7,651,076
Air Freight & Logistics	7,415,759	—	—	7,415,759
Textiles, Apparel & Luxury Goods	7,287,765	—	—	7,287,765
Metals & Mining	6,965,526	—	—	6,965,526
Construction & Engineering	6,705,327	—	—	6,705,327

Total Common Stock	489,558,827	—	—	489,558,827

Money Market Investments	5,085,671	—	—	5,085,671

Total Investments	$494,644,498	$—	$—	$494,644,498

See accompanying Notes to Financial Statements.

12

TCW Relative Value Mid Cap Fund

Schedule of Investments	October 31, 2025

Issues	Shares	Value

COMMON STOCK — 98.9% of Net Assets

Air Freight & Logistics — 4.8%

CH Robinson Worldwide, Inc.	22,653	$3,488,335

FedEx Corp.	5,455	1,384,588

		4,872,923

Banks — 3.7%

Popular, Inc.	33,989	3,788,754

Beverages — 0.7%

Keurig Dr. Pepper, Inc.	28,168	765,043

Broadline Retail — 2.6%

eBay, Inc.	32,245	2,621,841

Capital Markets — 3.1%

ARES Management Corp.	8,452	1,256,897

Interactive Brokers Group, Inc.	26,248	1,846,809

		3,103,706

Chemicals — 3.3%

Corteva, Inc.	14,978	920,248

DuPont de Nemours, Inc.	29,280	2,390,712

		3,310,960

Construction & Engineering — 5.5%

Arcosa, Inc.	35,121	3,582,342

MasTec, Inc. (1)	9,796	1,999,951

		5,582,293

Construction Materials — 0.9%

CRH PLC	7,466	889,201

Consumer Finance — 2.8%

LendingClub Corp. (1)	61,422	1,068,129

OneMain Holdings, Inc.	29,148	1,725,270

		2,793,399

Consumer Staples Distribution & Retail — 3.7%

Dollar Tree, Inc. (1)	37,539	3,720,866

Electric Utilities — 3.2%

Entergy Corp.	34,243	3,290,410

Electronic Equipment, Instruments & Components — 6.1%

Avnet, Inc.	34,009	1,647,736

Flex Ltd. (1)	55,648	3,479,113

Jabil, Inc.	4,704	1,039,066

		6,165,915

Energy Equipment & Services — 4.0%

Baker Hughes Co.	41,361	2,002,286

TechnipFMC PLC	49,720	2,055,922

		4,058,208

Entertainment — 1.9%

Electronic Arts, Inc.	9,400	1,880,564

Issues	Shares	Value

Financial Services — 5.0%

Corpay, Inc. (1)	6,849	$1,783,137

Equitable Holdings, Inc.	67,077	3,313,604

		5,096,741

Health Care Equipment & Supplies — 1.0%

GE HealthCare Technologies, Inc.	14,001	1,049,375

Health Care Providers & Services — 5.1%

Centene Corp. (1)	50,429	1,783,674

Henry Schein, Inc.(1)	18,597	1,175,330

Quest Diagnostics, Inc.	12,427	2,186,531

		5,145,535

Hotels, Restaurants & Leisure — 1.0%

Travel & Leisure Co.	16,799	1,054,641

Household Durables — 4.5%

Lennar Corp.	16,189	2,003,712

Toll Brothers, Inc.	18,662	2,518,437

		4,522,149

Insurance — 2.2%

RenaissanceRe Holdings Ltd.	8,800	2,235,992

Machinery — 4.3%

AGCO Corp.	14,036	1,447,954

Manitowoc Co., Inc. (1)	98,239	999,090

Westinghouse Air Brake Technologies Corp.	9,470	1,936,047

		4,383,091

Media — 2.7%

Fox Corp.	17,091	1,104,933

Interpublic Group of Cos., Inc.	29,944	768,363

Omnicom Group, Inc.	11,430	857,479

		2,730,775

Metals & Mining — 0.8%

Freeport-McMoRan, Inc.	19,155	798,763

Multi-Utilities — 5.4%

NiSource, Inc.	71,711	3,019,750

Sempra	26,974	2,479,990

		5,499,740

Office REITs — 0.9%

Cousins Properties, Inc.	35,839	929,305

Oil, Gas & Consumable Fuels — 2.5%

Marathon Petroleum Corp.	5,586	1,088,767

Range Resources Corp.	40,308	1,432,950

		2,521,717

Pharmaceuticals — 1.9%

Teva Pharmaceutical Industries, Ltd. (SP ADR) (Israel) (1)	95,754	1,961,042

See accompanying Notes to Financial Statements.

13

TCW Relative Value Mid Cap Fund

Schedule of Investments (Continued)

Issues	Shares	Value

Professional Services — 2.6%

Jacobs Solutions, Inc.	16,760	$2,611,376

Real Estate Management & Development — 5.0%

CBRE Group, Inc. (1)	6,479	987,594

Jones Lang LaSalle, Inc. (1)	13,350	4,072,951

		5,060,545

Semiconductors & Semiconductor Equipment — 1.6%

ON Semiconductor Corp. (1)	33,371	1,671,220

Specialized REITs — 3.3%

Equinix, Inc.	1,564	1,323,160

Iron Mountain, Inc.	9,993	1,028,779

SBA Communications Corp.	5,161	988,228

		3,340,167

Specialty Retail — 0.8%

Advance Auto Parts, Inc.	17,143	807,950

Technology Hardware, Storage & Peripherals — 2.0%

Seagate Technology Holdings PLC	7,817	2,000,214

Total Common Stock

(Cost: $72,488,454)		100,264,421

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 1.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (2)	509,246	$509,246

TCW Central Cash Fund, 4.07% (2)(3)	667,000	667,000

		1,176,246

Total Money Market Investments

(Cost: $1,176,246)		1,176,246

Total Investments (100.1%)

(Cost: $73,664,700)		101,440,667

Liabilities In Excess Of Other Assets (-0.1%)		(88,189)

Net Assets (100.0%)		$101,352,478

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(3)	Affiliated issuer.

The summary of the TCW Relative Value Mid Cap Fund transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$—	$15,567,000	$14,900,000	667,000	$667,000	$90,004	$—	$—	$—

Total					$667,000	$90,004	$—	$—	$—

See accompanying Notes to Financial Statements.

14

TCW Relative Value Mid Cap Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Electronic Equipment, Instruments & Components	$6,165,915	$—	$—	$6,165,915
Construction & Engineering	5,582,293	—	—	5,582,293
Multi-Utilities	5,499,740	—	—	5,499,740
Health Care Providers & Services	5,145,535	—	—	5,145,535
Financial Services	5,096,741	—	—	5,096,741
Real Estate Management & Development	5,060,545	—	—	5,060,545
Air Freight & Logistics	4,872,923	—	—	4,872,923
Household Durables	4,522,149	—	—	4,522,149
Machinery	4,383,091	—	—	4,383,091
Energy Equipment & Services	4,058,208	—	—	4,058,208
Banks	3,788,754	—	—	3,788,754
Consumer Staples Distribution & Retail	3,720,866	—	—	3,720,866
Specialized REITs	3,340,167	—	—	3,340,167
Chemicals	3,310,960	—	—	3,310,960
Electric Utilities	3,290,410	—	—	3,290,410
Capital Markets	3,103,706	—	—	3,103,706
Consumer Finance	2,793,399	—	—	2,793,399
Media	2,730,775	—	—	2,730,775
Broadline Retail	2,621,841	—	—	2,621,841
Professional Services	2,611,376	—	—	2,611,376
Oil, Gas & Consumable Fuels	2,521,717	—	—	2,521,717
Insurance	2,235,992	—	—	2,235,992
Technology Hardware, Storage & Peripherals	2,000,214	—	—	2,000,214
Pharmaceuticals	1,961,042	—	—	1,961,042
Entertainment	1,880,564	—	—	1,880,564
Semiconductors & Semiconductor Equipment	1,671,220	—	—	1,671,220
Hotels, Restaurants & Leisure	1,054,641	—	—	1,054,641
Health Care Equipment & Supplies	1,049,375	—	—	1,049,375
Office REITs	929,305	—	—	929,305
Construction Materials	889,201	—	—	889,201
Specialty Retail	807,950	—	—	807,950
Metals & Mining	798,763	—	—	798,763
Beverages	765,043	—	—	765,043

Total Common Stock	100,264,421	—	—	100,264,421

Money Market Investments	1,176,246	—	—	1,176,246

Total Investments	$101,440,667	$—	$—	$101,440,667

See accompanying Notes to Financial Statements.

15

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2025

	TCW Concentrated Large Cap Growth Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund
ASSETS
Investments, at Value (1)	$769,612,841	$1,759,393	$40,332,422
Investment in Affiliated Issuers, at Value (2)	5,270,000	33,231,812	330,000
Receivable for Securities Sold	679,510	—	—
Receivable for Fund Shares Sold	51,349	—	20,255
Interest and Dividends Receivable	146,383	54,635	25,173
Foreign Tax Reclaims Receivable	—	—	19,304
Receivable from Investment Advisor	36,831	1,095	8,724
Prepaid Expenses	24,601	25,606	6,757

Total Assets	775,821,515	35,072,541	40,742,635

LIABILITIES
Payable for Fund Shares Redeemed	188,404	—	48
Accrued Directors’ Fees and Expenses	14,067	769	978
Deferred Accrued Directors’ Fees and Expenses	3,137	291	363
Accrued Management Fees	417,361	—	28,061
Accrued Distribution Fees	29,938	109	1,967
Transfer Agent Fees Payable	207,272	6,793	15,657
Administration Fee Payable	20,576	5,763	5,977
Audit Fees Payable	10,269	9,648	9,267
Accounting Fees Payable	28,231	2,078	2,341
Custodian Fees Payable	43,096	6,136	3,444
Legal Fees Payable	10,039	474	605
Other Accrued Expenses	60,696	21,291	18,923

Total Liabilities	1,033,086	53,352	87,631

NET ASSETS	$774,788,429	$35,019,189	$40,655,004

NET ASSETS CONSIST OF:
Paid-in Capital	$188,714,515	$30,416,413	$47,149,636
Accumulated Earnings (Loss)	586,073,914	4,602,776	(6,494,632)

NET ASSETS	$774,788,429	$35,019,189	$40,655,004

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$630,587,463	$34,507,028	$31,501,126

I-3 Class Share	$10,663	$—	$—

N Class Share	$144,190,303	$512,161	$9,153,878

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	17,768,270	2,790,365	2,546,629

I-3 Class Share	1,000	—	—

N Class Share	5,339,699	41,482	740,988

NET ASSET VALUE PER SHARE: (4)
I Class Share	$35.49	$12.37	$12.37

I-3 Class Share	$10.66	$—	$—

N Class Share	$27.00	$12.35	$12.35

(1)

The identified cost for the TCW Concentrated Large Cap Growth Fund, the TCW Conservative Allocation Fund and the TCW Global Real Estate Fund at October 31, 2025 was $267,613,088, $1,318,561 and $39,563,493, respectively.

(2)

The identified cost for the TCW Concentrated Large Cap Growth Fund, the TCW Conservative Allocation Fund and the TCW Global Real Estate Fund at October 31, 2025 was $5,270,000, $29,348,762 and $330,000, respectively.

(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

16

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2025

	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund
ASSETS
Investments, at Value (1)	$492,044,498	$100,773,667
Investment in Affiliated Issuers, at Value (2)	2,600,000	667,000
Receivable for Securities Sold	4,114,802	—
Receivable for Fund Shares Sold	114,126	4,750
Interest and Dividends Receivable	481,404	31,298
Foreign Tax Reclaims Receivable	258,326	—
Receivable from Investment Advisor	41,645	—
Prepaid Expenses	21,982	23,393

Total Assets	499,676,783	101,500,108

LIABILITIES
Payable for Securities Purchased	4,255,309	—
Payable for Fund Shares Redeemed	85,656	12
Accrued Directors’ Fees and Expenses	6,548	2,046
Deferred Accrued Directors’ Fees and Expenses	—	642
Accrued Management Fees	248,239	59,806
Accrued Distribution Fees	47,335	3,292
Transfer Agent Fees Payable	122,841	29,307
Administration Fee Payable	15,416	7,096
Audit Fees Payable	10,766	10,158
Accounting Fees Payable	7,453	3,232
Custodian Fees Payable	16,799	9,357
Legal Fees Payable	48,051	1,343
Other Accrued Expenses	31,314	21,339

Total Liabilities	4,895,727	147,630

NET ASSETS	$494,781,056	$101,352,478

NET ASSETS CONSIST OF:
Paid-in Capital	$233,451,955	$54,297,383
Accumulated Earnings (Loss)	261,329,101	47,055,095

NET ASSETS	$494,781,056	$101,352,478

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$269,090,876	$85,881,088

I-3 Class Share	$10,712	$—

N Class Share	$225,679,468	$15,471,390

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	14,815,936	2,746,274

I-3 Class Share	1,000	—

N Class Share	12,500,762	514,113

NET ASSET VALUE PER SHARE: (4)
I Class Share	$18.16	$31.27

I-3 Class Share	$10.71	$—

N Class Share	$18.05	$30.09

(1)	The identified cost for the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund at October 31, 2025 was $328,478,052 and $72,997,700, respectively.
(2)	The identified cost for the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund at October 31, 2025 was $2,600,000 and $667,000, respectively.
(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

17

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2025

	TCW Concentrated Large Cap Growth Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund
INVESTMENT INCOME
Income:
Dividends	$2,375,432 (1)	$21,305	$1,271,384 (1)
Dividends from Investment in Affiliated Issuers	239,098	1,227,184	42,474
Interest	26,547	1,717	2,395

Total	2,641,077	1,250,206	1,316,253

Expenses:
Management Fees	4,604,126	—	329,996
Accounting Services Fees	6,651	5,319	6,163
Administration Fees	51,455	13,838	14,467
Transfer Agent Fees:
I Class	464,564	11,668	29,538
I-3 Class (2)	4	—	—
N Class	140,638	6,624	12,578
Custodian Fees	2,489	2,846	8,198
Professional Fees	55,928	14,987	22,884
Directors’ Fees and Expenses	77,973	23,024	23,832
Registration Fees:
I Class	21,960	16,391	16,729
I-3 Class (2)	17	—	—
N Class	18,014	16,392	16,552
Distribution Fees:
N Class	340,765	1,374	22,942
Compliance Expense	6,244	6,244	6,244
Shareholder Reporting Expense	10,768	2,573	3,103
Other	86,081	5,682	10,423

Total	5,887,677	126,962	523,649

Less Expenses Borne by Investment Advisor:
I Class	(10,748)	—	(87,512)
I-3 Class (2)	(17)	—	—
N Class	(216,234)	(23,271)	(55,713)

Net Expenses	5,660,678	103,691	380,424

Net Investment Income (Loss)	(3,019,601)	1,146,515	935,829

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	96,420,514	68,614	356,519
Investments in Affiliated Issuers	—	(515,880)	—
Realized Gain Received as Distribution from Affiliated Issuers	—	714,014	—
Foreign Currency	16	—	2,822
Change in Unrealized Appreciation (Depreciation) on:
Investments	55,781,660	248,099	(1,185,897)
Foreign Currency	—	—	1,640
Investments in Affiliated Issuers	—	1,047,256	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	152,202,190	1,562,103	(824,916)

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$149,182,589	$2,708,618	$110,913

(1)	Net of foreign taxes withheld of $36,395 and $44,520 for the TCW Concentrated Large Cap Growth Fund and the TCW Global Real Estate Fund, respectively.
(2)	I-3 Class Shares commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

18

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2025

	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund
INVESTMENT INCOME
Income:
Dividends	$9,265,769 (1)	$1,681,869 (1)
Dividends from Investment in Affiliated Issuers	223,733	90,004
Interest	18,042	4,371

Total	9,507,544	1,776,244

Expenses:
Management Fees	2,760,905	662,629
Accounting Services Fees	16,913	8,466
Administration Fees	34,230	16,326
Transfer Agent Fees:
I Class	165,189	74,993
I-3 Class (2)	4	—
N Class	239,509	18,867
Custodian Fees	3,628	4,318
Professional Fees	32,956	24,825
Directors’ Fees and Expenses	49,480	28,183
Registration Fees:
I Class	22,399	16,449
I-3 Class (2)	2	—
N Class	18,825	16,821
Distribution Fees:
N Class	536,372	36,996
Compliance Expense	6,244	6,244
Shareholder Reporting Expense	10,535	5,286
Other	47,579	15,409

Total	3,944,770	935,812

Less Expenses Borne by Investment Advisor:
I Class	(43,145)	(62,190)
I-3 Class (2)	(2)	—
N Class	(358,742)	(54,203)

Net Expenses	3,542,881	819,419

Net Investment Income	5,964,663	956,825

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	102,282,320	19,057,094
Change in Unrealized Appreciation (Depreciation) on:
Investments	(33,256,600)	(8,626,517)

Net Realized and Unrealized Gain (Loss) on Investments	69,025,720	10,430,577

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$74,990,383	$11,387,402

(1)	Net of foreign taxes withheld of $24,287 and $10,956 for the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund, respectively.
(2)	I-3 Class Shares commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

19

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Concentrated Large Cap Growth Fund		TCW Conservative Allocation Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS
Net Investment Income (Loss)	$(3,019,601)	$(1,334,065)	$1,146,515	$1,019,580
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	96,420,530	112,120,784	266,748	863,080
Change in Unrealized Appreciation on Investments	55,781,660	133,121,432	1,295,355	3,670,191

Increase in Net Assets Resulting from Operations	149,182,589	243,908,151	2,708,618	5,552,851

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(101,404,869)	(71,728,687)	(2,211,908)	(911,223)

NET CAPITAL SHARE TRANSACTIONS
I-3 Class	10,000 (1)	—	—	—
I Class	39,923,343	(22,666,924)	1,605,499	668,211
N Class	3,840,607	(1,803,936)	(33,712)	158,068

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	43,773,950	(24,470,860)	1,571,787	826,279

Increase in Net Assets	91,551,670	147,708,604	2,068,497	5,467,907
NET ASSETS
Beginning of year	683,236,759	535,528,155	32,950,692	27,482,785

End of year	$774,788,429	$683,236,759	$35,019,189	$32,950,692

(1)	I-3 Class Shares commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

20

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Real Estate Fund		TCW Relative Value Large Cap Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$935,829	$673,197	$5,964,663	$2,892,116
Net Realized Gain on Investments and Foreign Currency Transactions	359,341	2,229,521	102,282,320	27,791,035
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	(1,184,257)	4,697,955	(33,256,600)	31,869,036

Increase in Net Assets Resulting from Operations	110,913	7,600,673	74,990,383	62,552,187

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(861,351)	(560,069)	(29,049,858)	(5,565,055)

NET CAPITAL SHARE TRANSACTIONS
I-3 Class	—	—	10,000 (1)	—
I Class	962,471	10,222,474	4,863,084	103,089,129
N Class	(725,885)	309,252	(14,218,192)	192,603,072

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	236,586	10,531,726	(9,345,108)	295,692,201

Increase (Decrease) in Net Assets	(513,852)	17,572,330	36,595,417	352,679,333
NET ASSETS
Beginning of year	41,168,856	23,596,526	458,185,639	105,506,306

End of year	$40,655,004	$41,168,856	$494,781,056	$458,185,639

(1)	I-3 Class Shares commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

21

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Mid Cap Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$956,825	$1,866,346
Net Realized Gain on Investments	19,057,094	7,724,279
Change in Unrealized Appreciation on Investments	(8,626,517)	14,200,695

Increase in Net Assets Resulting from Operations	11,387,402	23,791,320

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(8,139,412)	(1,888,881)

NET CAPITAL SHARE TRANSACTIONS
I Class	5,918,207	(822,564)
N Class	549,459	(890,660)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	6,467,666	(1,713,224)

Increase in Net Assets	9,715,656	20,189,215
NET ASSETS
Beginning of year	91,636,822	71,447,607

End of year	$101,352,478	$91,636,822

See accompanying Notes to Financial Statements.

22

TCW Funds, Inc.

Notes to Financial Statements	October 31, 2025

NOTE 1 — ORGANIZATION

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2025, the Company consisted of 12 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified U.S. Equity Funds

TCW Concentrated Large Cap Growth Fund (Formerly, TCW Select Equities Fund)	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a concentrated portfolio of equity securities of large-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the Russell 1000® Growth Index).

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies, meaning those with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 1000® Index.

23

TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 1 — ORGANIZATION (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of (i) fixed income funds, (ii) equity funds that utilize diverse investment styles, such as growth and/or value investing, and (iii) alternative funds investing in asset classes other than equity and fixed income such as commodities or currencies.

All of the Funds offer two classes of shares: I Class and N Class. On August 26, 2025, TCW Concentrated Large Cap Growth Fund and TCW Relative Value Large Cap Fund each added I-3 Class shares. Each class of a Fund is substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Options on equity securities and options on indexes

24

TCW Funds, Inc.

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

were valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

25

TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds. Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts. Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

26

TCW Funds, Inc.

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized

27

TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the year ended October 31, 2025, none of the Funds had derivatives and transactions in derivatives.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement

28

TCW Funds, Inc.

October 31, 2025

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include,

29

TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (Continued)

but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement or similar agreements as of October 31, 2025.

NOTE 3 — PORTFOLIO INVESTMENTS

When-Issued, Delayed-Delivery and Forward Commitment Transactions: The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the year ended October 31, 2025.

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TCW Funds, Inc.

October 31, 2025

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of October 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the year ended October 31, 2025.

Derivatives:

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 3 — PORTFOLIO INVESTMENTS (Continued)

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the year ended October 31, 2025, the Funds did not enter into option contracts.

NOTE 4 — RISK CONSIDERATIONS

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

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TCW Funds, Inc.

October 31, 2025

NOTE 4 — RISK CONSIDERATIONS (Continued)

Equity Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Concentration Risk: Although the TCW Concentrated Large Cap Growth Fund technically remains a diversified fund, as of the end of the reporting period, the relative increase in the market value of certain holdings has made the Fund’s portfolio sufficiently concentrated that investors in the Fund are now subject to the same risks as investing in a non-diversified mutual fund. Non-diversification risk is the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers. There can be no assurances as to when or whether the Fund will become less concentrated.

NOTE 5 — FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Concentrated Large Cap Growth Fund	$—	$87,272,809	$87,272,809
TCW Conservative Allocation Fund	662,554	527,958	1,190,512
TCW Global Real Estate Fund	418,109	—	418,109
TCW Relative Value Large Cap Fund	4,937,796	95,285,529	100,223,325
TCW Relative Value Mid Cap Fund	383,509	19,048,593	19,432,102

At the end of the previous fiscal year ended October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Concentrated Large Cap Growth Fund	$—	$71,729,770	$71,729,770
TCW Conservative Allocation Fund	673,081	—	673,081
TCW Global Real Estate Fund	96,484	—	96,484
TCW Relative Value Large Cap Fund	1,311,495	3,949,839	5,261,334
TCW Relative Value Mid Cap Fund	114,490	1,266,145	1,380,635

33

TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 5 — FEDERAL INCOME TAXES (Continued)

Permanent differences incurred during the year ended October 31, 2025 resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the net asset value per share:

	Undistributed Net Investment Income (Loss)	Undistributed Accumulated Net Realized Gain (Loss)	Paid-in Capital
TCW Concentrated Large Cap Growth Fund	$1,969,327	$(9,143,464)	$7,174,137
TCW Conservative Allocation Fund	(298,453)	242.199	56,254
TCW Global Real Estate Fund	(129,304)	129,304	—
TCW Relative Value Large Cap Fund	(44,492)	(6,485,889)	6,530,381
TCW Relative Value Mid Cap Fund	(1,014,941)	274,720	740,221

During the year ended October 31, 2025, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Concentrated Large Cap Growth Fund	$—	$101,404,869	$101,404,869
TCW Conservative Allocation Fund	1,437,531	774,377	2,211,908
TCW Global Real Estate Fund	861,351	—	861,351
TCW Relative Value Large Cap Fund	3,506,515	25,543,343	29,049,858
TCW Relative Value Mid Cap Fund	656,371	7,483,041	8,139,412

During the previous fiscal year ended October 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Concentrated Large Cap Growth Fund	$—	$90,886,566	$90,886,566
TCW Conservative Allocation Fund	569,886	733,388	1,303,274
TCW Global Real Estate Fund	424,761	—	424,761
TCW Relative Value Large Cap Fund	1,637,144	6,011,662	7,648,806
TCW Relative Value Mid Cap Fund	634,208	1,259,311	1,893,519

At October 31, 2025, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Large Cap Growth Fund	$509,888,786	$(8,425,668)	$501,463,118	$273,419,723
TCW Conservative Allocation Fund	3,697,791	(285,526)	3,412,265	31,578,940
TCW Global Real Estate Fund	3,375,410	(3,033,297)	342,113	40,320,309
TCW Relative Value Large Cap Fund	165,304,335	(4,198,559)	161,105,776	333,538,722
TCW Relative Value Mid Cap Fund	28,828,545	(1,205,556)	27,622,989	73,817,678

At October 31, 2025, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short- Term Capital Losses	Long-Term Capital Losses	Total
TCW Global Real Estate Fund	$7,255,099	$—	$7,255,099

34

TCW Funds, Inc.

October 31, 2025

NOTE 5 — FEDERAL INCOME TAXES (Continued)

The Funds did not have any unrecognized tax benefits at October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

NOTE 6 — FUND MANAGEMENT FEES AND OTHER EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Concentrated Large Cap Growth Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Concentrated Large Cap Growth Fund
I Class	0.80	% (1)
I-3 Class	0.88	% (1)
N Class	1.00	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Relative Value Large Cap Fund
I Class	0.70	% (1)
I-3 Class	0.80	% (1)
N Class	0.85	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85	% (1)
N Class	0.95	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement may be subject to recoupment by the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive recoupment for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

35

TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 6 — FUND MANAGEMENT FEES AND OTHER EXPENSES (Continued)

At October 31, 2025, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Total
TCW Concentrated Large Cap Growth Fund	$139,470	$183,540	$99,548	$422,558
TCW Conservative Allocation Fund	21,985	27,624	12,110	61,719
TCW Global Real Estate Fund	78,729	75,928	39,016	193,673
TCW Relative Value Large Cap Fund	110,649	302,845	261,478	674,972
TCW Relative Value Mid Cap Fund	120,182	139,689	72,966	332,837

Total	$471,015	$729,626	$485,118	$1,685,759

Directors’ Fees: The Funds pay each Independent Director an annual retainer of $92,500 per calendar year, plus a $6,500 per-meeting fee for in-person attendance and $1,000 for telephonic attendance for each Board of Directors meeting attended by that Independent Director. The Independent Chair of the Board of Directors receives an additional annual retainer of $37,500, the Independent Vice Chair receives an additional annual retainer of $25,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $6,250. The expenses related to the annual retainer and meeting fees are recorded in the Statement of Operations.

NOTE 7 — DISTRIBUTION PLAN

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

NOTE 8 — TRANSACTIONS WITH AFFILIATES

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at October 31, 2025 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
TCW Artificial Intelligence ETF	0.26%
TCW Concentrated Large Cap Growth Fund — I Class	0.21%
TCW Durable Growth ETF	2.78%
TCW Emerging Markets Income Fund — I Class	0.01%
TCW Global Bond Fund — I Class	4.38%
TCW Global Real Estate Fund — I Class	2.46%
TCW MetWest High Yield Bond Fund — I Class	0.09%
TCW MetWest Low Duration Bond Fund — I Class	0.08%
TCW MetWest Total Return Bond Fund — I Class	0.03%
TCW MetWest Unconstrained Bond Fund — I Class	0.14%
TCW Relative Value Large Cap Fund — I Class	0.65%
TCW Relative Value Mid Cap Fund — I Class	0.07%
TCW Securitized Bond Fund — I Class	0.48%
TCW Transform Supply Chain ETF	3.55%
TCW Transform Systems ETF	0.03%

(1)	Percentage ownership based on total net assets of the underlying fund.

36

TCW Funds, Inc.

October 31, 2025

NOTE 8 — TRANSACTIONS WITH AFFILIATES (Continued)

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

NOTE 9 — PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the year ended October 31, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
TCW Concentrated Large Cap Growth Fund	$117,095,215	$172,104,422
TCW Conservative Allocation Fund	9,201,001	8,028,114
TCW Global Real Estate Fund	24,920,243	23,908,069
TCW Relative Value Large Cap Fund	282,536,076	310,855,042
TCW Relative Value Mid Cap Fund	61,164,748	60,118,002

NOTE 10 — CAPITAL SHARE TRANSACTIONS

Transactions in each Fund’s shares were as follows:

TCW Concentrated Large Cap Growth Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	3,242,684	$99,342,193	2,174,544	$64,903,907
Shares Issued upon Reinvestment of Dividends	1,832,528	56,771,727	1,442,118	38,648,774
Shares Redeemed	(3,664,727)	(116,190,577)	(4,175,990)	(126,219,605)

Net Increase (Decrease)	1,410,485	$39,923,343	(559,328)	$(22,666,924)

I-3 Class (1)	Shares	Amount
Shares Sold	1,000	$10,000

Net Increase	1,000	$10,000

N Class	Shares	Amount	Shares	Amount
Shares Sold	204,175	$4,944,233	340,520	$8,119,727
Shares Issued upon Reinvestment of Dividends	989,781	23,358,824	758,599	16,150,575
Shares Redeemed	(1,001,832)	(24,462,450)	(1,079,726)	(26,074,238)

Net Increase	192,124	$3,840,607	19,393	$(1,803,936)

(1) I-3 Class Shares commenced operations on August 26, 2025.

TCW Conservative Allocation Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	375,908	$4,548,912	179,137	$2,091,148
Shares Issued upon Reinvestment of Dividends	189,882	2,153,256	78,307	887,216
Shares Redeemed	(427,227)	(5,096,669)	(198,108)	(2,310,153)

Net Increase	138,563	$1,605,499	59,336	$668,211

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,429	$16,587	15,934	$185,450
Shares Issued upon Reinvestment of Dividends	3,227	36,660	1,242	14,106
Shares Redeemed	(7,171)	(86,959)	(3,441)	(41,488)

Net Increase (Decrease)	(2,515)	$(33,712)	13,735	$158,068

37

TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 10 — CAPITAL SHARE TRANSACTIONS (Continued)

TCW Global Real Estate Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	475,511	$5,781,257	1,111,042	$13,854,352
Shares Issued upon Reinvestment of Dividends	52,585	629,394	31,123	376,746
Shares Redeemed	(450,377)	(5,448,180)	(339,407)	(4,008,624)

Net Increase	77,719	$962,471	802,758	$10,222,474

N Class	Shares	Amount	Shares	Amount
Shares Sold	52,157	$639,123	210,139	$2,598,491
Shares Issued upon Reinvestment of Dividends	15,386	184,545	12,757	153,570
Shares Redeemed	(128,884)	(1,549,553)	(212,427)	(2,442,809)

Net Increase (Decrease)	(61,341)	$(725,885)	10,469	$309,252

TCW Relative Value Large Cap Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	1,415,251	$22,941,941	2,100,549	$31,664,195
Issued in connection with the merger of TCW Relative Value Dividend Appreciation Fund	—	—	5,918,912	90,272,293
Shares Issued upon Reinvestment of Dividends	945,026	14,846,351	359,478	5,032,693
Shares Redeemed	(2,038,844)	(32,925,208)	(1,560,373)	(23,880,052)

Net Increase	321,433	$4,863,084	6,818,566	$103,089,129

I-3 Class (1)	Shares	Amount
Shares Sold	1,000	$10,000

Net Increase	1,000	$10,000

N Class	Shares	Amount	Shares	Amount
Shares Sold	428,975	$6,876,908	337,487	$5,253,600
Issued in connection with the merger of TCW Relative Value Dividend Appreciation Fund	—	—	13,107,953	199,159,616
Shares Issued upon Reinvestment of Dividends	867,665	13,570,275	27,896	389,432
Shares Redeemed	(2,158,753)	(34,665,375)	(772,097)	(12,199,576)

Net Increase (Decrease)	(862,113)	$(14,218,192)	12,701,239	$192,603,072

(1) I-3 Class Shares commenced operations on August 26, 2025.

TCW Relative Value Mid Cap Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	100,214	$3,046,761	94,043	$2,662,072
Shares Issued upon Reinvestment of Dividends	236,487	6,742,253	58,706	1,557,469
Shares Redeemed	(131,218)	(3,870,807)	(178,237)	(5,042,105)

Net Increase (Decrease)	205,483	$5,918,207	(25,488)	$(822,564)

N Class	Shares	Amount	Shares	Amount
Shares Sold	39,174	$1,052,365	6,514	$179,387
Shares Issued upon Reinvestment of Dividends	46,871	1,287,073	11,479	294,319
Shares Redeemed	(63,900)	(1,789,979)	(51,407)	(1,364,366)

Net Increase (Decrease)	22,145	$549,459	(33,414)	$(890,660)

38

TCW Funds, Inc.

October 31, 2025

NOTE 11 — AFFILIATE OWNERSHIP

As of October 31, 2025, affiliates of the Funds and Advisor owned 25.02% of the net assets of the TCW Global Real Estate Fund.

NOTE 12 — RESTRICTED SECURITIES

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at October 31, 2025.

NOTE 13 — COMMITTED LINE OF CREDIT

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the year ended October 31, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in Transfer Agent fees on the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

NOTE 14 — INDEMNIFICATIONS

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

NOTE 15 — SEGMENT REPORTING

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial

39

TCW Funds, Inc.

Notes to Financial Statements (Continued)

NOTE 15 — SEGMENT REPORTING (Continued)

statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Director reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

NOTE 16 – NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

NOTE 17 — SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

40

TCW Concentrated Large Cap Growth Fund

Financial Highlights — I Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$33.42	$25.37	$25.79	$44.70	$34.13

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.13)	(0.05)	(0.04)	(0.12)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	6.98	11.38	3.82	(13.71)	13.23

Total from Investment Operations	6.85	11.33	3.78	(13.83)	13.09

Less Distributions:
Distributions from Net Realized Gain	(4.78)	(3.28)	(4.20)	(5.08)	(2.52)

Total Distributions	(4.78)	(3.28)	(4.20)	(5.08)	(2.52)

Net Asset Value per Share, End of year	$35.49	$33.42	$25.37	$25.79	$44.70

Total Return	22.53%	47.90%	18.60%	(34.93%)	40.32%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$630,587	$546,751	$429,236	$462,670	$801,597

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.78%	0.78%	0.77%	0.79%	0.77%

After Expense Reimbursement	0.77%	0.78%	0.00%	0.00%	0.00%

Ratio of Net Investment Loss to Average Net Assets	(0.40%)	(0.17%)	(0.16%)	(0.38%)	(0.37%)

Portfolio Turnover Rate (2)	16.69%	12.77%	10.42%	12.12%	8.17%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

41

TCW Concentrated Large Cap Growth Fund

Financial Highlights — I-3 Class

	Period from August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net investment income (loss) (2)	(0.01)
Net Realized and Unrealized Gain on Investments	0.67

Total from investment operations	0.66

Net Asset Value per Share, End of period	$10.66

Total Return	6.60	% (3)
Ratios/Supplemental data:
Net assets, end of period (in thousands)	$11

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.77	% (4)

After Expense Reimbursement	0.87	% (4)

Ratio of Net Investment Income to Average Net Assets	(0.60	%) (4)

Portfolio Turnover Rate (5)	16.69	% (3)

(1)	Class I-3 Shares commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

42

TCW Concentrated Large Cap Growth Fund

Financial Highlights — N Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$26.51	$20.73	$21.89	$38.76	$29.95

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.13)	(0.08)	(0.06)	(0.15)	(0.19)
Net Realized and Unrealized Gain (Loss) on Investments	5.40	9.14	3.10	(11.64)	11.52

Total from Investment Operations	5.27	9.06	3.04	(11.79)	11.33

Less Distributions:
Distributions from Net Realized Gain	(4.78)	(3.28)	(4.20)	(5.08)	(2.52)

Total Distributions	(4.78)	(3.28)	(4.20)	(5.08)	(2.52)

Net Asset Value per Share, End of year	$27.00	$26.51	$20.73	$21.89	$38.76

Total Return	22.41%	47.65%	18.50%	(35.03)%	40.06%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$144,190	$136,486	$106,292	$104,856	$193,727

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.06%	1.06%	1.06%	1.08%	1.04%

After Expense Reimbursement	0.90%	0.93%	0.93%	0.94%	0.96%

Ratio of Net Investment Loss to Average Net Assets	(0.53%)	(0.33%)	(0.32%)	(0.53%)	(0.56%)

Portfolio Turnover Rate (2)	16.69%	12.77%	10.42%	12.12%	8.17%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

43

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$12.22	$10.48	$10.57	$13.96	$12.22

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.42	0.38	0.32	0.23	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.57	1.71	0.09	(2.35)	1.80

Total from Investment Operations	0.99	2.09	0.41	(2.12)	1.93

Less Distributions:
Distributions from Net Investment Income	(0.50)	(0.35)	(0.22)	(0.30)	(0.12)
Distributions from Net Realized Gain	(0.34)	—	(0.28)	(0.97)	(0.07)

Total Distributions	(0.84)	(0.35)	(0.50)	(1.27)	(0.19)

Net Asset Value per Share, End of year	$12.37	$12.22	$10.48	$10.57	$13.96

Total Return	8.74%	20.22%	3.97%	(16.80%)	15.92%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$34,507	$32,412	$27,165	$27,624	$35,264

Ratio of Expenses to Average Net Assets: (2)

Before Expense Reimbursement	0.31%	0.52%	0.44%	0.41%	0.44%

After Expense Reimbursement	N/A	N/A	N/A	0.41%	N/A

Ratio of Net Investment Income to Average Net Assets	3.54%	3.23%	3.00%	1.96%	0.94%

Portfolio Turnover Rate (3)	24.78%	31.18%	23.57%	16.20%	26.34%

(1)	Computed using average shares outstanding throughout the period.
(2)	Does not include expenses of the underlying affiliated funds.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

44

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$12.25	$10.49	$10.57	$13.97	$12.22

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.37	0.37	0.30	0.17	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.57	1.72	0.09	(2.34)	1.81

Total from Investment Operations	0.94	2.09	0.39	(2.17)	1.90

Less Distributions:
Distributions from Net Investment Income	(0.50)	(0.33)	(0.19)	(0.26)	(0.08)
Distributions from Net Realized Gain	(0.34)	—	(0.28)	(0.97)	(0.07)

Total Distributions	(0.84)	(0.33)	(0.47)	(1.23)	(0.15)

Net Asset Value per Share, End of year	$12.35	$12.25	$10.49	$10.57	$13.97

Total Return	8.37%	20.02%	3.78%	(17.08)%	15.64%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$512	$539	$317	$347	$736

Ratio of Expenses to Average Net Assets: (2)

Before Expense Reimbursement	4.92%	6.08%	7.18%	4.18%	3.73%

After Expense Reimbursement	0.68%	0.68%	0.67%	0.67%	0.68%

Ratio of Net Investment Income to Average Net Assets	3.14%	3.11%	2.75%	1.41%	0.70%

Portfolio Turnover Rate (3)	24.78%	31.18%	23.57%	16.20%	26.34%

(1)	Computed using average shares outstanding throughout the period.
(2)	Does not include expenses of the underlying affiliated funds.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

45

TCW Global Real Estate Fund

Financial Highlights — I Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$12.59	$9.60	$10.31	$15.45	$11.07

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28	0.27	0.28	0.27	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.24)	2.94	(0.83)	(3.98)	4.30

Total from Investment Operations	0.04	3.21	(0.55)	(3.71)	4.66

Less Distributions:
Distributions from Net Investment Income	(0.26)	(0.22)	(0.16)	(0.45)	(0.28)
Distributions from Net Realized Gain	—	—	—	(0.85)	—
Distributions from Return of Capital	—	—	—	(0.13)	—

Total Distributions	(0.26)	(0.22)	(0.16)	(1.43)	(0.28)

Net Asset Value per Share, End of year	$12.37	$12.59	$9.60	$10.31	$15.45

Total Return	0.36%	33.41%	(5.34%)	(26.38%)	42.32%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$31,501	$31,081	$16,001	$17,741	$24,949

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.17%	1.42%	1.34%	1.32%	1.45%

After Expense Reimbursement	0.90%	0.90%	0.90%	0.90%	0.92%

Ratio of Net Investment Income to Average Net Assets	2.32%	2.24%	2.57%	2.12%	2.50%

Portfolio Turnover Rate (2)	59.50%	71.48%	65.26%	167.41%	164.29%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

46

TCW Global Real Estate Fund

Financial Highlights — N Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$12.57	$9.59	$10.30	$15.43	$11.06

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.25	0.25	0.26	0.25	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.23)	2.94	(0.82)	(3.97)	4.30

Total from Investment Operations	0.02	3.19	(0.56)	(3.72)	4.63

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.21)	(0.15)	(0.44)	(0.26)
Distributions from Net Realized Gain	—	—	—	(0.85)	—
Distributions from Return of Capital	—	—	—	(0.12)	—

Total Distributions	(0.24)	(0.21)	(0.15)	(1.41)	(0.26)

Net Asset Value per Share, End of year	$12.35	$12.57	$9.59	$10.30	$15.43

Total Return	0.27%	33.35%	(5.54)%	(26.43)%	42.10%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$9,154	$10,088	$7,595	$11,608	$14,634

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.61%	1.85%	1.71%	1.64%	1.90%

After Expense Reimbursement	1.00%	1.00%	1.00%	1.00%	1.03%

Ratio of Net Investment Income to Average Net Assets	2.10%	2.14%	2.42%	1.95%	2.36%

Portfolio Turnover Rate (2)	59.50%	71.48%	65.26%	167.41%	164.29%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

47

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Year Ended October 31,
	2025	2024		2023	2022	2021
Net Asset Value per Share, Beginning of year	$16.48	$12.66		$13.10	$15.04	$10.84

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.22	0.19		0.20	0.19	0.18
Net Realized and Unrealized Gain (Loss) on Investments	2.52	4.30		0.26	(0.90)	5.07

Total from Investment Operations	2.74	4.49		0.46	(0.71)	5.25

Less Distributions:
Distributions from Net Investment Income	(0.13)	(0.20)		(0.20)	(0.19)	(0.22)
Distributions from Net Realized Gain	(0.93)	(0.47)		(0.70)	(1.04)	(0.83)

Total Distributions	(1.06)	(0.67)		(0.90)	(1.23)	(1.05)

Net Asset Value per Share, End of year	$18.16	$16.48		$12.66	$13.10	$15.04

Total Return	17.58%	36.37%		3.61%	(5.56%)	50.84%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$269,091	$238,897		$97,169	$101,088	$117,205

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.72%	0.77%		0.82%	0.83%	0.80%

After Expense Reimbursement	0.70%	0.70%		0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	1.36%	1.23%		1.49%	1.43%	1.31%

Portfolio Turnover Rate (3)	61.97%	38.69	% (2)	19.65%	17.81%	17.16%

(1)	Computed using average shares outstanding throughout the period.
(2)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets of the TCW Relative Value Dividend Appreciation Fund on June 17, 2024. The portfolio turnover rate would have been 39.50% without the adjustment.

(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

48

TCW Relative Value Large Cap Fund

Financial Highlights — I-3 Class

	Period from August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.01
Net Realized and Unrealized Gain on Investments	0.70

Total from investment operations	0.71

Net Asset Value per Share, End of period	$10.71

Total Return	7.10	% (3)

Ratios/Supplemental data:
Net assets, end of period (in thousands)	$11
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.91	% (4)

After Expense Reimbursement	0.80	% (4)
Ratio of Net Investment Income to Average Net Assets	0.73	% (4)
Portfolio Turnover Rate (5)	61.97	% (3)

(1)	Class I-3 Shares commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

49

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Year Ended October 31,
	2025	2024		2023	2022	2021
Net Asset Value per Share, Beginning of year	$16.41	$12.60		$13.04	$14.97	$10.79

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20	0.16		0.17	0.17	0.15
Net Realized and Unrealized Gain (Loss) on Investments	2.50	4.29		0.26	(0.91)	5.05

Total from Investment Operations	2.70	4.45		0.43	(0.74)	5.20

Less Distributions:
Distributions from Net Investment Income	(0.13)	(0.17)		(0.17)	(0.15)	(0.19)
Distributions from Net Realized Gain	(0.93)	(0.47)		(0.70)	(1.04)	(0.83)

Total Distributions	(1.06)	(0.64)		(0.87)	(1.19)	(1.02)

Net Asset Value per Share, End of year	$18.05	$16.41		$12.60	$13.04	$14.97

Total Return	17.39%	36.17%		3.41%	(5.72)%	50.56%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$225,679	$219,289		$8,337	$9,007	$10,506

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.02%	1.05%		1.32%	1.34%	1.30%

After Expense Reimbursement	0.85%	0.85%		0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	1.22%	1.01%		1.29%	1.23%	1.11%

Portfolio Turnover Rate (3)	61.97%	38.69	% (2)	19.65%	17.81%	17.16%

(1)	Computed using average shares outstanding throughout the period.
(2)

The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the Fund’s acquisition of the assets of the TCW Relative Value Dividend Appreciation Fund on June 17, 2024. The portfolio turnover rate would have been 39.50% without the adjustment.

(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

50

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$30.38	$23.24	$23.57	$29.62	$18.90

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.30	0.61	0.21	0.19	0.17
Net Realized and Unrealized Gain (Loss) on Investments	3.29	7.15	0.05	(2.80)	10.72

Total from Investment Operations	3.59	7.76	0.26	(2.61)	10.89

Less Distributions:
Distributions from Net Investment Income	(0.29)	(0.21)	(0.20)	(0.16)	(0.17)
Distributions from Net Realized Gain	(2.41)	(0.41)	(0.39)	(3.28)	—

Total Distributions	(2.70)	(0.62)	(0.59)	(3.44)	(0.17)

Net Asset Value per Share, End of year	$31.27	$30.38	$23.24	$23.57	$29.62

Total Return	12.69%	33.77%	1.15%	(10.35%)	57.90%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$85,881	$77,197	$59,647	$62,726	$72,545

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.93%	0.99%	0.97%	1.01%	0.97%

After Expense Reimbursement	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Investment Income to Average Net Assets	1.03%	2.18%	0.86%	0.75%	0.63%

Portfolio Turnover Rate (2)	64.79%	38.54%	27.55%	28.82%	44.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

51

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$29.35	$22.46	$22.79	$28.75	$18.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26	0.56	0.18	0.16	0.14
Net Realized and Unrealized Gain (Loss) on Investments	3.17	6.92	0.05	(2.71)	10.42

Total from Investment Operations	3.43	7.48	0.23	(2.55)	10.56

Less Distributions:
Distributions from Net Investment Income	(0.28)	(0.18)	(0.17)	(0.13)	(0.15)
Distributions from Net Realized Gain	(2.41)	(0.41)	(0.39)	(3.28)	—

Total Distributions	(2.69)	(0.59)	(0.56)	(3.41)	(0.15)

Net Asset Value per Share, End of year	$30.09	$29.35	$22.46	$22.79	$28.75

Total Return	12.56%	33.66%	1.05%	(10.45)%	57.78%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$15,471	$14,440	$11,801	$13,181	$16,708

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.32%	1.39%	1.36%	1.39%	1.37%

After Expense Reimbursement	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of Net Investment Income to Average Net Assets	0.93%	2.08%	0.76%	0.65%	0.54%

Portfolio Turnover Rate (2)	64.79%	38.54%	27.55%	28.82%	44.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

52

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of

TCW Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Concentrated Large Cap Growth Fund (formerly TCW Select Equities Fund), TCW Global Real Estate Fund, TCW Relative Value Large Cap Fund, TCW Relative Value Mid Cap Fund, and TCW Conservative Allocation Fund (the “Funds”), five of the twelve funds constituting TCW Funds, Inc., as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Funds as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not

53

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm (Continued)

received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Los Angeles, California

December 30, 2025

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

54

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)

Renewal of Investment Advisory and Management Agreement

The Investment Company Act of 1940 requires that both the full Board of Directors and a majority of non-interested (“Independent”) Directors, voting separately, annually approve the continuation of each Fund’s investment advisory agreement (each, an “Agreement”) with TCW Investment Management Company LLC (the “Advisor”). The Directors consider matters bearing on the Funds and their advisory agreements throughout the year, including a review of performance data at each regular meeting. In addition, at an in-person meeting on September 15, 2025, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2026 through February 5, 2027. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Directors) upon the recommendation of the Independent Directors. The Independent Directors also met by videoconference in a working session on August 21, 2025 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 15, 2025, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Directors’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed—During the course of each year, the Directors receive a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Directors in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Directors also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of mutual funds selected by Broadridge. After reviewing this information, the Directors requested additional information from the Advisor, which the Advisor provided and the Directors considered.

Review process—The Directors’ determinations were made on the basis of each Director’s business judgment after consideration of all the information presented. The Independent Directors were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Directors also discussed the renewal of the Agreement with the

55

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Directors did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Some of the factors that figured particularly in the Directors’ deliberations are described below, although individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for each Fund are the result of years of review and discussion between the Independent Directors and the Board, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

2. Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Directors considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; the overall resources available to the Advisor; and the ability of its organizational structure to address the fluctuations in assets that have been experienced over the past several years. The Board and the Independent Directors considered the Advisor’s continued commitment and ability to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity, cybersecurity, and the modernization of the technology ecosystem with the implementation of Aladdin, as well as investments in sales and marketing to increase brand awareness, updates to information security defenses, and budgeting for certain future initiatives. The Board and the Independent Directors noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Directors also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by The TCW Group, Inc., the parent company of the Advisor (“TCW”). The Board and the Independent Directors examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Directors. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Directors and their meetings, regulatory filings, and various operational personnel, and the related costs.

56

TCW Funds, Inc.

The Board and the Independent Directors concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Directors considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2025. The Board and the Independent Directors reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Directors took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Directors reviewed each Fund’s performance over the relevant periods. The Board and the Independent Directors noted that the investment performance of the majority of the Funds was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials. For those Funds that lagged peer group averages, they noted that the Advisor had discussed with the Board the reasons for the underperformance, including the investment climate and prevailing market conditions during relevant periods as well as the Advisor’s discipline in maintaining a consistent investment style. The Board considered in particular the Advisor’s explanations for the performance of those Funds that ranked in the fourth or fifth quintile of their peer groups for the prior three-year period. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance as appropriate. The Board and the Independent Directors noted that the performance of some Funds for periods when they lagged their peer group averages remained satisfactory when assessed on a risk-adjusted basis because performance quintiles do not necessarily reflect the degree of risk employed by peer funds to achieve their returns. The Board also considered the Advisor’s assessment of the Funds’ performance during the recent period of significant market volatility and rising interest rates.

With respect to the fixed income Funds, the Board and the Independent Directors recognized the Advisor’s deliberate strategy to manage risk in light of its critical view of the fixed income securities markets and overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Directors believed that relative performance also should be considered in light of future market conditions expected by the Advisor and positioning of the Funds’ portfolios in light of those expectations. The Board and the Independent Directors noted the Advisor’s view that longer term performance can be more meaningful for active fixed income funds than shorter term performance because fixed income market cycles are generally longer than three years.

For the U.S. fixed income Funds, the Board and the Independent Directors noted the conservative profile of certain of these Funds, which generally experienced less volatility compared to various other funds in the applicable peer group. They also noted the Advisor’s relatively conservative posture for these Funds with respect to duration and interest rate and credit risks.

57

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

For the Securitized Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and one-year periods, the fifth quintile for the five-year period and the fourth quintile for the three-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance in the five- and three-year periods was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward. It was noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective August 19, 2024.

For the Core Fixed Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods, the fifth quintile for the three-year period and the second quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration, yield curve positioning, and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward.

For the Global Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten-year period, the fourth quintile for the five- and three-year periods and the first quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the five- and three-year periods was driven by the Fund’s higher duration as compared to many of its peers. The Board further considered that the Fund outperformed its benchmark index for the one- and three-year periods.

For the Central Cash Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the period since the Fund’s inception on July 15, 2024 to May 31, 2025. The Board and the Independent Directors considered the Fund’s limited operating history.

With respect to the U.S. equity Funds, the Board and the Independent Directors noted that the performance of the Funds for most of the various periods reviewed ranked in the first, second or third quintiles.

The Concentrated Large Cap Growth Fund, formerly the Select Equities Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and three-year periods, the third quintile for the five-year period, and the first quintile for the one-year period. It was noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective February 28, 2025.

For the Relative Value Large Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and one-year periods and the first quintile for the five- and three-year periods.

For the Relative Value Mid Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and one-year periods and the first quintile for the five- and three-year periods.

For the Global Real Estate Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five-, and three-year periods and the fifth quintile for the one-year period.

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TCW Funds, Inc.

For the Conservative Allocation Fund, an asset allocation Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five, three- and one-year periods.

With respect to the international and emerging markets Funds, the Board and the Independent Directors noted that the performance of these Funds ranked in the fourth quintile over a few of the various time periods reviewed, but had shown improvement in all of the time periods reviewed. The Board and the Independent Directors considered the Advisor’s discussion of performance, including the enhancements to its risk management process.

For the Emerging Markets Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and one-year periods, the third quintile for the five-year period and the fourth quintile for the three-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including that the Fund’s relative performance was impacted by underperformance in 2022, which resulted from a combination of duration positioning and a more defensive stance, missing a part of the subsequent market rally following the Silicon Valley Bank crisis. The Board and the Independent Directors noted that the Fund has recovered part of the underperformance, capturing the improvement in credit quality in emerging markets, particularly in high yield, boosting the Fund’s performance to the second quartile for the one-year period ended May 31, 2025.

For the Emerging Markets Local Currency Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods, the third quintile for the three-year period and the second quintile for the one-year period.

The Board and the Independent Directors concluded that the Advisor was implementing each Fund’s investment objective(s) and that the Advisor’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Directors compared the management fees (which Broadridge defines to include the advisory fee and the administrative fee) and net total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Directors by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Directors observed that each Fund’s management fee, after giving effect to applicable waivers and/or reimbursements, was below or near the median of the peer group funds on a current basis, with the exception of the Emerging Markets Income Fund, whose management fees was approximately 5 basis points above the median. The Board and the Independent Directors also observed that each Fund’s net total expenses, after giving effect to applicable waivers and/or reimbursements, were near or below the median of the peer group funds, with the exception of Conservative Allocation Fund, whose net total expenses were approximately 14 basis points above the median.

The Board and the Independent Directors also noted the contractual expense limitations to which the Advisor has agreed with respect to each Fund and that the Advisor historically has absorbed any expenses in excess of these limits. The Board and the Independent Directors noted that for several

59

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

Funds, their below-median management fee and net total expenses were in part due to substantial waiver and/or reimbursement pursuant to the contractual expense limitations. The Board and the Independent Directors concluded that the competitive fees charged by the Advisor, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Directors also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Directors concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

5. The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Directors reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Directors recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Directors also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Directors concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Directors considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Advisor’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. The Board and the Independent Directors recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Directors further noted the Advisor’s past and current subsidies of the operating expenses of newer and smaller Funds and the Advisor’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Directors also recognized that the Funds benefit from

60

TCW Funds, Inc.

receiving investment advice from an organization with other types of advisory clients in addition to mutual funds. The Board and the Independent Directors considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of redemptions and that smaller Funds might not grow to become profitable. The Board and the Independent Directors concluded that the Advisor was appropriately sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Directors also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Directors noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Directors concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

61

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed on TCW’s website. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which must include the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Literature/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Company’s first and third quarters and are available on the SEC’s website at www.sec.gov.

62

TCW Funds, Inc.

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2025, the following Funds paid a capital gain distribution within the meaning 852(b)(3)(c) of the Code. Each Fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Fund	Amounts per Share
TCW Conservative Allocation Fund	$0.23
TCW Relative Value Large Cap Fund	$2.98
TCW Relative Value Mid Cap Fund	$5.40
TCW Concentrated Large Cap Growth Fund	$3.42

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2025.

Fund	Qualified Dividend Income
TCW Conservative Allocation Fund	$216,364
TCW Global Real Estate Fund	$349,601
TCW Relative Value Large Cap Fund	$8,781,298
TCW Relative Value Mid Cap Fund	$1,569,766

The following are dividend received deduction percentages for the Funds’ corporate shareholders:

Fund	Dividends Received Deductions
TCW Conservative Allocation Fund	16.04%
TCW Global Real Estate Fund	15.47%
TCW Relative Value Large Cap Fund	100.00%
TCW Relative Value Mid Cap Fund	100.00%

This information is given to meet certain requirements of the Code and should not be used by shareholders for preparing their income tax returns. In February 2026, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends during the calendar year of 2025. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

63

TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Directors

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, MO 64121

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

For Additional Information

Call 800 FUND TCW (800 386 3829)

or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution).

We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11

  October 31, 2025

TCW International Funds

Emerging Markets Income Fund

Emerging Markets Local Currency Income Fund

White Oak Emerging Markets Equity Fund

TCW Funds, Inc.

TCW Emerging Markets Income Fund

Schedule of Investments	October 31, 2025

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 94.7% of Net Assets

Angola — 2.4%

Angola Government International Bonds

8.00% (1)	11/26/29	$13,883,000	$13,301,302

8.25% (1)	05/09/28	19,131,000	18,877,132

8.75% (1)	04/14/32	34,279,000	32,210,262

9.13% (1)	11/26/49	16,000,000	13,464,640

9.38% (1)	05/08/48	10,000,000	8,604,700

Total Angola

(Cost: $82,088,280)			86,458,036

Argentina — 3.3%

Argentina Republic Government International Bonds

0.75%	07/09/30	24,598,430	20,159,890

3.50%	07/09/41	63,494,234	41,428,718

4.13%	07/09/35	45,300,933	31,848,368

4.13%	07/09/46	9,850,257	6,772,446

5.00%	01/09/38	20,314,606	14,944,033

Provincia de Buenos Aires/Government Bonds

6.63% (1)	09/01/37	7,800,048	5,741,147

Total Argentina

(Cost: $85,449,452)			120,894,602

Bahrain — 1.1%

Bahrain Government International Bonds

5.63% (1)	05/18/34	16,612,000	16,178,759

6.75% (1)	09/20/29	16,105,000	16,873,530

CBB International Sukuk Programme Co. WLL

6.00% (2)	02/12/31	7,353,000	7,604,473

Total Bahrain

(Cost: $36,488,429)			40,656,762

Brazil — 6.3%

Aegea Finance SARL

7.63% (2)	01/20/36	14,000,000	13,706,840

9.00% (2)	01/20/31	12,837,000	13,578,465

Brazil Government International Bonds

3.75%	09/12/31	14,176,000	13,176,592

4.75%	01/14/50	11,830,000	8,902,430

5.00%	01/27/45	19,598,000	16,048,998

6.00%	10/20/33	18,501,000	18,951,499

6.13%	03/15/34	15,325,000	15,655,100

6.13%	01/22/32	8,865,000	9,234,671

6.63%	03/15/35	8,625,000	8,986,733

7.13%	05/13/54	22,631,000	23,007,127

CSN Resources SA

4.63% (2)	06/10/31	17,172,000	13,435,545

8.88% (2)	12/05/30	9,178,000	8,731,031

8.88% (1)	12/05/30	5,646,000	5,371,040

Nexa Resources SA

6.60% (2)	04/08/37	8,900,000	9,247,812

Issues	Maturity Date	Principal Amount	Value

Brazil (Continued)

Samarco Mineracao SA

9.50% (2),(3),(4)	06/30/31	$26,042,032	$26,039,428

Yinson Bergenia Production BV

8.50% (2)	01/31/45	8,332,000	8,780,678

Yinson Boronia Production BV

8.95% (2)	07/31/42	18,032,434	19,719,549

Total Brazil

(Cost: $222,442,698)			232,573,538

Chile — 3.5%

AES Andes SA

8.15% (5 yr. CMT + 3.835%)(2),(5)	06/10/55	15,568,000	16,319,467

Antofagasta PLC

6.25% (2)	05/02/34	10,078,000	10,859,045

Chile Government International Bonds

3.50%	01/25/50	9,061,000	6,771,920

3.50%	04/15/53	3,510,000	2,564,933

5.33%	01/05/54	8,101,000	8,023,716

Corp. Nacional del Cobre de Chile

5.13% (1)	02/02/33	12,465,000	12,569,332

5.95% (1)	01/08/34	2,738,000	2,881,307

6.30% (1)	09/08/53	20,243,000	21,097,457

6.33% (1)	01/13/35	8,133,000	8,694,909

6.44% (1)	01/26/36	20,233,000	22,070,966

Latam Airlines Group SA

7.63% (2)	01/07/31	17,124,000	17,685,153

Total Chile

(Cost: $123,103,986)			129,538,205

Colombia — 6.8%

Banco Davivienda SA

8.13% (5 yr. CMT + 4.588%)(2),(5)	07/02/35	6,750,000	6,968,565

Colombia Government International Bonds

3.25%	04/22/32	13,451,000	11,504,237

7.38%	04/25/30	6,657,000	7,157,074

7.50%	02/02/34	17,041,000	18,140,656

7.75%	11/07/36	18,830,000	20,112,700

8.00%	04/20/33	2,185,000	2,407,870

8.00%	11/14/35	8,975,000	9,809,226

8.50%	04/25/35	5,661,000	6,389,061

8.75%	11/14/53	29,323,000	33,774,525

Ecopetrol SA

5.88%	05/28/45	16,143,000	12,399,115

7.75%	02/01/32	11,075,000	11,466,501

8.38%	01/19/36	43,949,000	45,649,387

EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA

5.38% (1)	12/30/30	872,000	810,524

See accompanying Notes to Financial Statements.

1

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Colombia (Continued)

EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU

8.50% (2)	06/30/32	$16,984,000	$17,815,876

Geopark Ltd.

8.75% (2)	01/31/30	8,464,000	8,092,261

Gran Tierra Energy, Inc.

9.50% (1)	10/15/29	21,761,000	17,724,117

Termocandelaria Power SA

7.75% (2)	09/17/31	17,291,000	17,942,179

Total Colombia

(Cost: $232,951,397)			248,163,874

Costa Rica — 0.9%

Costa Rica Government International Bonds

6.13% (1)	02/19/31	4,686,000	4,909,757

6.55% (2)	04/03/34	9,151,000	9,889,577

7.30% (2)	11/13/54	16,011,000	17,933,921

Total Costa Rica

(Cost: $28,925,574)			32,733,255

Dominican Republic — 2.3%

Dominican Republic International Bonds

4.50% (2)	01/30/30	15,112,000	14,786,034

4.88% (2)	09/23/32	17,145,000	16,462,972

5.50% (2)	02/22/29	10,183,000	10,368,127

6.40% (1)	06/05/49	11,519,000	11,571,066

6.85% (1)	01/27/45	15,542,000	16,326,249

6.95% (2)	03/15/37	12,740,000	13,641,355

Total Dominican Republic

(Cost: $72,405,905)			83,155,803

Ecuador — 1.3%

Ecuador Government International Bonds

0.00% (1),(6)	07/31/30	4,670,878	3,655,709

5.00% (1)	07/31/40	28,112,542	19,182,031

6.90% (2)	07/31/35	15,874,329	12,173,547

6.90% (1)	07/31/30	15,143,313	13,826,450

Total Ecuador

(Cost: $25,480,639)			48,837,737

El Salvador — 0.4%

Comision Ejecutiva Hidroelectrica del Rio Lempa

8.65% (2)	01/24/33	8,625,000	9,145,605

El Salvador Government International Bonds

7.63% (1)	02/01/41	2,023,000	2,007,281

8.25% (1)	04/10/32	3,237,000	3,486,120

Total El Salvador

(Cost: $13,402,301)			14,639,006

Issues	Maturity Date	Principal Amount	Value

Gabon — 1.2%

Gabon Government International Bonds

6.63% (1)	02/06/31	$49,240,000	$38,603,175

7.00% (1)	11/24/31	7,029,000	5,462,166

Total Gabon

(Cost: $43,453,022)			44,065,341

Ghana — 0.9%

Ghana Government International Bonds

0.00% (2),(6)	07/03/26	1,109,866	1,079,489

0.00% (2),(6)	01/03/30	2,368,290	2,046,321

5.00% (2)	07/03/29	11,385,685	11,100,132

5.00% (2)	07/03/35	20,500,413	17,642,040

Total Ghana

(Cost: $27,772,904)			31,867,982

Guatemala — 1.4%

Energuate Trust 2 0

6.35% (2)	09/15/35	17,640,000	17,704,386

Guatemala Government Bonds

3.70% (2)	10/07/33	4,054,000	3,659,951

5.38% (1)	04/24/32	3,395,000	3,445,857

6.05% (2)	08/06/31	2,682,000	2,806,284

6.55% (2)	02/06/37	5,153,000	5,544,680

6.60% (2)	06/13/36	5,062,000	5,466,403

Threelands Energy Ltd. SARL

7.45% (2)	10/20/35	12,700,000	12,724,130

Total Guatemala

(Cost: $49,735,158)			51,351,691

Honduras — 0.3% (Cost: $9,515,750)

Honduras Government International Bonds

8.63% (2)	11/27/34	9,500,000	10,218,770

Hungary — 1.8%

Hungary Government International Bonds

3.13% (1)	09/21/51	12,220,000	7,935,668

5.50% (1)	06/16/34	3,024,000	3,083,996

5.50% (1)	03/26/36	2,685,000	2,713,139

6.00% (1)	09/26/35	5,942,000	6,244,923

6.75% (1)	09/23/55	13,866,000	15,079,137

6.75% (1)	09/25/52	675,000	745,227

Magyar Export-Import Bank Zrt

6.13% (2)	12/04/27	3,162,000	3,272,923

MVM Energetika Zrt

6.50% (1)	03/13/31	10,701,000	11,376,233

7.50% (1)	06/09/28	14,622,000	15,541,139

Total Hungary

(Cost: $63,240,660)			65,992,385

See accompanying Notes to Financial Statements.

2

TCW Emerging Markets Income Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

India — 0.5% (Cost: $17,080,000)

Vedanta Resources Finance II PLC

9.13% (2)	10/15/32	$17,080,000	$16,905,613

Indonesia — 3.6%

Freeport Indonesia PT

5.32% (2)	04/14/32	10,182,000	10,402,135

Indika Energy Tbk. PT

8.75% (1)	05/07/29	8,713,000	8,758,569

Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT

5.45% (2)	05/15/30	11,675,000	12,073,935

Indonesia Government International Bonds

2.85%	02/14/30	6,999,000	6,636,032

4.70%	02/10/34	12,180,000	12,240,900

4.75%	09/10/34	10,382,000	10,440,347

4.90%	04/16/36	35,247,000	35,359,085

5.25% (1)	01/17/42	17,731,000	18,058,137

Perusahaan Penerbit SBSN Indonesia III

5.60% (2)	11/15/33	6,110,000	6,507,761

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara

4.88% (1)	07/17/49	12,225,000	10,689,295

Total Indonesia

(Cost: $125,493,852)			131,166,196

Ivory Coast — 2.0%

Ivory Coast Government International Bonds

5.75% (1)	12/31/32	446,945	448,795

6.13% (1)	06/15/33	13,553,000	13,205,501

6.38% (1)	03/03/28	1,235,000	1,257,403

7.63% (1)	01/30/33	10,334,000	10,909,914

8.08% (2)	04/01/36	41,776,000	43,962,974

8.25% (1)	01/30/37	4,700,000	4,998,262

Total Ivory Coast

(Cost: $65,002,898)			74,782,849

Jamaica — 0.6%

Digicel International Finance Ltd./Difl U.S. LLC

8.63% (2)	08/01/32	4,750,000	4,734,705

Montego Bay Airport Revenue Finance Ltd.

6.60% (2)	06/15/35	17,137,000	17,021,839

Total Jamaica

(Cost: $22,063,849)			21,756,544

Kazakhstan — 1.1%

ForteBank JSC

7.75% (2)	02/04/30	7,250,000	7,408,340

Kazakhstan Government International Bonds

5.00% (2)	07/01/32	6,611,000	6,719,486

5.50% (2)	07/01/37	5,289,000	5,402,079

Issues	Maturity Date	Principal Amount	Value

Kazakhstan (Continued)

KazMunayGas National Co. JSC

5.75% (1)	04/19/47	$22,483,000	$21,344,236

Total Kazakhstan

(Cost: $36,324,490)			40,874,141

Kuwait — 0.5% (Cost: $19,725,000)

Kuwait International Government Bonds

4.65% (2)	10/09/35	19,725,000	19,812,776

Lebanon — 0.4%

Lebanon Government International Bonds

5.80% (1),(7)	04/14/20	35,403,000	8,101,977

6.00% (1),(7)	01/27/23	9,185,000	2,107,131

6.65% (1),(7)	04/22/24	18,613,000	4,265,913

8.20% (1),(7)	05/17/33	8,635,000	1,985,446

Total Lebanon

(Cost: $5,129,281)			16,460,467

Mexico — 5.1%

Cemex SAB de CV

7.20% (5 yr. CMT + 3.520%)(2),(5),(8)	06/10/30	16,523,000	17,204,904

Mexico Government International Bonds

3.75%	04/19/71	12,765,000	7,953,744

4.40%	02/12/52	15,270,000	11,612,377

6.00%	05/07/36	9,700,000	9,977,808

6.34%	05/04/53	22,209,000	22,100,176

6.35%	02/09/35	21,577,000	22,853,711

6.40%	05/07/54	8,513,000	8,526,621

6.88%	05/13/37	24,885,000	26,985,294

Petroleos Mexicanos

5.95%	01/28/31	7,377,000	7,228,132

6.38%	01/23/45	6,512,000	5,295,558

6.50%	03/13/27	4,790,000	4,886,279

6.63%	06/15/35	10,609,000	10,158,860

6.70%	02/16/32	12,372,000	12,367,794

6.75%	09/21/47	4,863,000	4,012,170

6.95%	01/28/60	11,850,000	9,755,631

7.69%	01/23/50	5,315,000	4,826,445

Total Mexico

(Cost: $170,302,198)			185,745,504

Mongolia — 0.4% (Cost: $15,356,732)

Mongolian Mining Corp.

8.44% (1)	04/03/30	15,400,000	15,705,536

Morocco — 1.1% (Cost: $37,625,114)

OCP SA

7.50% (2)	05/02/54	36,631,000	40,983,129

See accompanying Notes to Financial Statements.

3

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Mozambique — 0.2% (Cost: $8,267,854)

Mozambique International Bonds

9.00% (1)	09/15/31	$9,643,000	$8,385,167

Oman — 1.9%

Oman Government International Bonds

6.00% (1)	08/01/29	30,247,000	31,889,715

6.25% (2)	01/25/31	23,180,000	25,074,501

6.50% (1)	03/08/47	11,604,000	12,748,154

Total Oman

(Cost: $65,271,449)			69,712,370

Panama — 2.7%

C&W Senior Finance Ltd.

9.00% (2)	01/15/33	14,215,000	14,474,992

Panama Government International Bonds

3.16%	01/23/30	22,770,000	21,372,605

4.50%	04/16/50	25,392,000	19,931,197

6.40%	02/14/35	18,110,000	19,119,633

7.50%	03/01/31	5,390,000	6,001,226

7.88%	03/01/57	9,760,000	11,496,499

8.00%	03/01/38	6,544,000	7,643,981

Total Panama

(Cost: $90,562,461)			100,040,133

Peru — 2.7%

Banco de Credito del Peru SA

5.65% (5 yr. CMT + 1.961%)(2),(5)	01/15/37	16,132,000	16,206,853

5.80% (5 yr. CMT + 2.240%)(2),(5)	03/10/35	6,189,000	6,263,082

Peru Government International Bonds

6.55%	03/14/37	7,242,000	8,117,268

1.86%	12/01/32	7,516,000	6,256,845

3.00%	01/15/34	31,957,000	27,878,328

5.38%	02/08/35	13,676,000	14,064,398

6.20%	06/30/55	7,740,000	8,176,536

Volcan Cia Minera SAA

8.50% (2)	10/28/32	10,150,000	10,324,073

Total Peru

(Cost: $93,355,471)			97,287,383

Philippines — 0.9%

Philippines Government International Bonds

1.95%	01/06/32	6,450,000	5,624,916

3.00%	02/01/28	8,925,000	8,730,613

3.20%	07/06/46	12,051,000	8,873,754

5.90%	02/04/50	10,617,000	11,358,810

Total Philippines

(Cost: $33,019,329)			34,588,093

Issues	Maturity Date	Principal Amount		Value

Poland — 3.2%

Bank Gospodarstwa Krajowego

5.75% (2)	07/09/34		$20,474,000	$21,870,736

6.25% (1)	07/09/54		9,341,000	9,936,956

Republic of Poland Government International Bonds

4.63%	03/18/29		22,738,000	23,196,398

4.88%	10/04/33		14,052,000	14,306,341

5.38%	02/12/35		3,143,000	3,286,949

5.50%	03/18/54		39,085,000	38,465,894

5.50%	04/04/53		3,282,000	3,230,932

5.75%	11/16/32		2,365,000	2,542,588

Total Poland

(Cost: $111,693,264)				116,836,794

Romania — 5.3%

Romania Government International Bonds

4.00% (1)	02/14/51		2,544,000	1,759,125

5.75% (1)	03/24/35		6,406,000	6,267,182

5.75% (2)	09/16/30		10,704,000	10,960,147

5.88% (2)	01/30/29		35,176,000	36,249,572

6.00% (2)	05/25/34		13,986,000	14,056,909

6.38% (2)	01/30/34		34,880,000	35,825,597

6.63% (2)	05/16/36		12,500,000	12,868,000

7.13% (2)	01/17/33		40,538,000	43,737,664

7.50% (1)	02/10/37		5,838,000	6,402,009

7.63% (2)	01/17/53		23,402,000	26,014,599

Total Romania

(Cost: $182,570,746)				194,140,804

Saudi Arabia — 6.4%

Gaci First Investment Co.

5.13% (1)	02/14/53		6,986,000	6,450,034

Greensaif Pipelines Bidco SARL

6.13% (2)	02/23/38		62,260,000	67,074,566

Saudi Arabian Oil Co.

5.25% (2)	07/17/34		37,250,000	38,526,930

6.38% (2)	06/02/55		16,300,000	17,612,639

Saudi Government International Bonds

3.25% (1)	11/17/51		3,334,000	2,293,525

3.38% (2)	03/05/32	EUR	7,660,000	8,906,508

3.45% (1)	02/02/61		3,388,000	2,270,807

3.75% (2)	03/05/37	EUR	13,005,000	14,881,281

3.75% (1)	01/21/55		2,615,000	1,927,124

4.75% (2)	01/16/30		8,131,000	8,298,092

5.00% (1)	01/18/53		7,169,000	6,590,462

.00% (1)	01/16/34		24,807,000	25,517,721

5.75% (2)	01/16/54		35,456,000	36,323,963

Total Saudi Arabia

(Cost: $254,109,553)				236,673,652

See accompanying Notes to Financial Statements.

4

TCW Emerging Markets Income Fund

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Senegal — 2.6%

Senegal Government International Bonds

6.25% (1)	05/23/33		$67,606,000	$48,429,558

7.75% (1)	06/10/31		61,011,000	48,015,657

Total Senegal

(Cost: $112,290,372)				96,445,215

South Africa — 2.3%

Eskom Holdings

8.45% (1)	08/10/28		27,969,000	30,026,959

Republic of South Africa Government International Bonds

4.85%	09/30/29		6,766,000	6,769,721

5.00%	10/12/46		9,801,000	7,685,258

5.65%	09/27/47		20,275,000	17,116,155

5.75%	09/30/49		6,929,000	5,855,629

5.88%	04/20/32		11,276,000	11,637,621

5.88%	06/22/30		6,106,000	6,323,740

Total South Africa

(Cost: $76,584,948)				85,415,083

Sri Lanka — 1.1%

Sri Lanka Government International Bonds

3.10% (2)	01/15/30		10,356,360	9,770,811

3.60% (2)	05/15/36		20,433,025	18,681,506

3.60% (2)	06/15/35		7,737,529	5,998,674

3.60% (1)	02/15/38		5,385,000	4,976,656

Total Sri Lanka

(Cost: $34,491,494)				39,427,647

Supranational — 0.5% (Cost:17,670,907)

Banque Ouest Africaine de Developpement

6.25% (2)	10/14/40	EUR	15,205,000	17,597,170

Trinidad And Tobago — 0.5% (Cost: 17,609,861)

Port of Spain Waterfront Development

7.88% (2)	02/19/40		17,733,500	17,995,779

Turkey — 4.3%

Akbank TAS

9.37% (5 yr. CMT + 5.270%) (2),(5),(8)	03/14/29		16,404,000	17,126,432

Hazine Mustesarligi Varlik Kiralama AS

8.51% (2)	01/14/29		22,393,000	24,604,981

Istanbul Metropolitan Municipality

10.50% (2)	12/06/28		29,215,000	32,088,587

Limak Cimento Sanayi ve Ticaret AS

9.75% (1)	07/25/29		15,925,000	16,345,898

TC Ziraat Bankasi AS

8.38% (5 yr. CMT + 4.616%) (2),(5),(8)	11/05/30		21,366,000	21,416,851

Issues	Maturity Date	Principal Amount		Value

Turkey (Continued)

Turkiye Government International Bonds

6.95%	09/16/35		$11,015,000	$11,172,294

9.38%	03/14/29		15,500,000	17,384,025

Zorlu Enerji Elektrik Uretim AS

11.00% (2)	04/23/30		21,000,000	18,945,360

Total Turkey

(Cost: $156,434,999)				159,084,428

Ukraine — 3.2%

NAK Naftogaz Ukraine via Kondor Finance PLC

7.13% (1),(3),(7)	07/19/26	EUR	2,780,000	2,788,307

7.63% (1),(3)	11/08/28		3,668,473	2,892,335

Ukraine Government International Bonds

0.00% (2),(7)	02/01/34		22,576,635	9,385,107

0.00% (2)	02/01/36		23,909,735	12,245,849

0.00% (1),(7)	02/01/30		10,911,800	5,799,185

0.00% (2)	02/01/35		945,399	483,165

3.00% (1)	02/01/36		24,220,259	12,404,890

3.00% (1)	02/01/35		22,747,975	11,625,808

4.50% (2)	02/01/34		27,674,789	15,476,572

4.50% (2)	02/01/35		38,066,213	21,232,953

4.50% (2)	02/01/36		17,667,216	9,748,063

4.50% (1)	02/01/29		5,583,200	3,851,012

7.75% (1),(7)	08/01/41		11,527,000	9,804,751

Total Ukraine

(Cost: $103,687,650)				117,737,997

United Arab Emirates — 3.9%

Abu Dhabi Government International Bonds

3.13% (1)	09/30/49		14,995,000	11,127,639

Adnoc Murban RSC Ltd.

4.50% (2)	09/11/34		28,185,000	28,101,009

5.13% (2)	09/11/54		17,129,000	16,576,761

Galaxy Pipeline Assets Bidco Ltd.

2.63% (2)	03/31/36		42,830,000	37,899,410

2.94% (2)	09/30/40		24,922,287	21,341,453

MDGH GMTN RSC Ltd.

4.38% (1)	11/22/33		12,475,000	12,406,762

5.50% (1)	04/28/33		5,900,000	6,315,478

5.88% (1)	05/01/34		7,105,000	7,826,371

Total United Arab Emirates

(Cost: $138,664,126)				141,594,883

Uruguay — 1.1%

Uruguay Government International Bonds

4.38%	01/23/31		5,622,981	5,697,991

5.44%	02/14/37		29,635,115	31,121,909

5.75%	10/28/34		4,900,000	5,278,476

Total Uruguay

(Cost: $40,304,694)				42,098,376

See accompanying Notes to Financial Statements.

5

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

Uzbekistan — 0.8%

Republic of Uzbekistan International Bonds

3.70% (1)	11/25/30	$6,875,000	$6,425,444

3.90% (1)	10/19/31	6,450,000	6,000,113

5.38% (1)	02/20/29	6,600,000	6,660,324

Uzbekneftegaz JSC

8.75% (2)	05/07/30	8,206,000	8,768,767

Total Uzbekistan

(Cost: $25,284,594)			27,854,648

Venezuela — 1.6%

Petroleos de Venezuela SA

5.38% (1),(7)	04/12/27	26,874,300	6,070,904

6.00% (1),(7)	05/16/24	27,627,497	6,209,280

9.00% (1),(7)	11/17/21	18,044,846	4,128,841

Venezuela Government International Bonds

7.75% (1),(7)	10/13/49	6,714,500	1,606,981

8.25% (1),(7)	10/13/24	18,932,000	4,954,694

9.25% (7)	09/15/27	43,536,900	13,631,404

9.25% (1),(7)	05/07/28	38,502,700	11,066,061

11.75% (1),(7)	10/21/26	16,794,100	5,046,123

11.95% (1),(7)	08/05/31	21,313,300	6,311,721

Total Venezuela

(Cost: $49,228,606)			59,026,009

Zambia — 0.3%

Zambia Government International Bonds

0.50% (1)	12/31/53	7,400,000	5,178,298

5.75% (1)	06/30/33	4,242,360	4,084,162

Total Zambia

(Cost: $7,368,995)			9,262,460

Total Fixed Income Securities

(Cost: $3,249,030,942)			3,476,543,833

Issues		Shares	Value

MONEY MARKET INVESTMENTS — 1.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01%(9)		24,932,108	24,932,108

TCW Central Cash Fund, 4.07%(9),(10)		29,649,999	29,649,999

Total Money Market Investments

(Cost: $54,582,107)			54,582,107

Issues	Maturity Date	Principal Amount		Value

SHORT-TERM INVESTMENTS — 3.5%

Egypt — 2.2%

Egypt Treasury Bills

0.00% (6)	12/09/25	EGP	67,475,000	$1,394,556

Egypt Treasury Bills

0.00% (6)	12/16/25	EGP	527,475,000	10,847,105

Egypt Treasury Bills

0.00% (6)	01/06/26	EGP	1,223,000,000	24,779,438

Egypt Treasury Bills

0.00% (6)	04/28/26	EGP	871,150,000	16,403,359

Egypt Treasury Bills

0.00% (6)	05/12/26	EGP	696,925,000	13,008,905

Egypt Treasury Bills

0.00% (6)	05/19/26	EGP	696,925,000	12,953,311

Total Egypt

(Cost: $78,239,983)				79,386,674

Nigeria — 1.3%

Nigeria OMO Bills

0.00% (6)	11/25/25	NGN	8,865,072,000	6,131,107

Nigeria OMO Bills

0.00% (6)	12/02/25	NGN	15,355,185,000	10,567,754

Nigeria OMO Bills

0.00% (6)	12/09/25	NGN	18,771,214,000	12,869,359

Nigeria OMO Bills

0.00% (6)	01/06/26	NGN	8,688,000,000	5,851,507

Nigeria OMO Bills

0.00% (6)	02/24/26	NGN	1,320,000,000	865,902

Nigeria OMO Bills

0.00% (6)	02/25/26	NGN	15,888,341,000	10,475,303

Total Nigeria

(Cost: $43,403,909)				46,760,932

Total Short-Term Investments

(Cost: $121,643,892)				126,147,606

Total Investments (99.7%)

(Cost: $3,425,256,941)				3,657,273,546

Excess Of Other Assets Over Liabilities(0.3%)				12,703,991

Net Assets (100.0%)				$3,669,977,537

See accompanying Notes to Financial Statements.

6

TCW Emerging Markets Income Fund

October 31, 2025

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (11)
ING Baring U.S. Capital Markets	EUR	23,885,000	12/24/25	$28,292,738	$27,646,414	$646,324
Morgan Stanley & Co.	EUR	15,149,958	01/09/26	17,740,120	17,551,449	188,671

				$46,032,858	$45,197,863	$834,995

Notes to the Schedule of Investments:

EGP	Egyptian Pound.
EUR	Euro Currency.
NGN	Nigeria Naira.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $954,320,755 or 26.0% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $1,454,368,654 or 39.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Payment in kind (“PIK”).
(4)	PIK security. Income may be paid in additional securities or cash at the discretion of the issuer — 9.05% cash or 9.00% PIK interest.
(5)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(6)	Security is not accruing interest.
(7)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(8)	Perpetual maturity.
(9)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(10)	Affiliated issuer.
(11)	Fund sells foreign currency, buys USD.

The summary of the TCW Emerging Markets Income Fund transactions in the affiliated funds for the period ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$20,160,000	$1,043,260,000	$1,033,770,001	29,649,999	$29,649,999	$2,473,334	$—	$—	$—

Total					$29,649,999	$2,473,334	$—	$—	$—

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$2,251,281,964	$—	$2,251,281,964
Oil & Gas	—	306,882,259	—	306,882,259
Electric	—	179,041,153	—	179,041,153
Mining	—	137,126,584	—	137,126,584
Pipelines	—	126,315,429	—	126,315,429
Banks	—	107,197,815	—	107,197,815
Iron & Steel	—	53,577,044	—	53,577,044
Chemicals	—	40,983,129	—	40,983,129
Building Materials	—	33,550,802	—	33,550,802
Investment Companies	—	32,998,645	—	32,998,645
Government Regional/Local	—	32,088,587	—	32,088,587
Water	—	27,285,305	—	27,285,305
Coal	—	24,464,105	—	24,464,105
Oil & Gas Services	—	19,719,549	—	19,719,549
Telecommunications	—	19,209,697	—	19,209,697
Real Estate	—	17,995,779	—	17,995,779
Airlines	—	17,685,153	—	17,685,153
Multi-National	—	17,597,170	—	17,597,170
Engineering & Construction	—	17,021,839	—	17,021,839
Transportation	—	8,780,678	—	8,780,678
Regional (State & Province)	—	5,741,147	—	5,741,147

Total Fixed Income Securities	—	3,476,543,833	—	3,476,543,833

Money Market Fund	54,582,107	—	—	54,582,107
Short-Term Investments	—	126,147,606	—	126,147,606

Total Investments	$54,582,107	$3,602,691,439	$—	$3,657,273,546

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	834,995	—	834,995

Total	$54,582,107	$3,603,526,434	$—	$3,658,108,541

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments	October 31, 2025

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 83.6% of Net Assets

Brazil — 11.2%

Brazil Notas do Tesouro Nacional

6.00%	05/15/35	BRL	2,950,000	$2,251,091

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/31	BRL	11,016,000	1,799,389

10.00%	01/01/29	BRL	12,121,000	2,082,188

Total Brazil

(Cost: $5,515,105)				6,132,668

Chile — 1.7%

Bonos de la Tesoreria de la Republica en pesos

5.00% (1)	10/01/28	CLP	270,000,000	287,279

5.00%	03/01/35	CLP	300,000,000	308,271

6.00% (1)	04/01/33	CLP	310,000,000	340,970

Total Chile

(Cost: $971,511)				936,520

China — 4.2% (Cost: $2,638,872)

China Government Bonds

2.57%	05/20/54	CNY	15,080,000	2,309,699

Colombia — 2.8%

Colombia TES

7.25%	10/18/34	COP	1,153,900,000	230,559

9.25%	05/28/42	COP	2,892,100,000	606,669

13.25%	02/09/33	COP	1,558,700,000	434,075

Colombia TES Series B

6.25%	07/09/36	COP	1,543,700,000	272,049

Total Colombia

(Cost: $1,414,341)				1,543,352

Czech Republic — 3.1%

Czech Republic Government Bonds

0.95% (1)	05/15/30	CZK	6,730,000	280,349

1.20%	03/13/31	CZK	11,910,000	487,906

1.50%	04/24/40	CZK	15,930,000	501,516

1.75%	06/23/32	CZK	10,050,000	409,673

Total Czech Republic

(Cost: $1,551,897)				1,679,444

Hungary — 2.1%

Hungary Government Bonds

2.25%	04/20/33	HUF	172,630,000	384,936

4.75%	11/24/32	HUF	51,760,000	138,773

7.00%	10/24/35	HUF	216,290,000	652,477

Total Hungary

(Cost: $1,115,925)				1,176,186

India — 9.4%

India Government Bonds

6.79%	10/07/34	INR	95,050,000	1,086,566

Issues	Maturity Date	Principal Amount		Value

India (Continued)

7.09%	08/05/54	INR	60,040,000	$664,786

7.10%	04/08/34	INR	125,540,000	1,461,063

7.17%	04/17/30	INR	5,000,000	58,573

7.18%	08/14/33	INR	162,000,000	1,893,477

Total India

(Cost: $5,320,481)				5,164,465

Indonesia — 4.5%

Indonesia Treasury Bonds

6.88%	07/15/54	IDR	28,031,000,000	1,719,279

7.13%	08/15/40	IDR	8,847,000,000	569,996

7.13%	08/15/45	IDR	2,936,000,000	189,175

Total Indonesia

(Cost: $2,459,239)				2,478,450

Malaysia — 7.6%

Malaysia Government Bonds

2.63%	04/15/31	MYR	3,420,000	789,213

3.58%	07/15/32	MYR	1,655,000	398,299

3.73%	06/15/28	MYR	1,821,000	441,549

3.76%	05/22/40	MYR	411,000	98,355

4.05%	04/18/39	MYR	2,075,000	512,745

4.76%	04/07/37	MYR	3,897,000	1,026,396

4.89%	06/08/38	MYR	3,500,000	933,643

Total Malaysia

(Cost: $3,691,550)				4,200,200

Mexico — 7.0%

Mexico Bonos

7.50%	05/26/33	MXN	19,198,100	978,103

7.75%	11/23/34	MXN	18,900,000	961,652

7.75%	11/13/42	MXN	8,500,000	395,651

8.00%	11/07/47	MXN	4,047,400	190,614

8.50%	11/18/38	MXN	15,963,000	820,759

10.00%	11/20/36	MXN	9,030,000	526,749

Total Mexico

(Cost: $3,580,592)				3,873,528

Philippines — 1.9% (Cost: $1,061,030)

Philippines Government Bonds

6.00%	08/20/30	PHP	60,250,000	1,039,515

Poland — 5.8%

Republic of Poland Government Bonds

1.25%	10/25/30	PLN	3,288,000	756,570

1.75%	04/25/32	PLN	4,986,000	1,118,215

5.00%	10/25/34	PLN	4,853,000	1,294,594

Total Poland

(Cost: $2,796,326)				3,169,379

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Romania — 3.1%

Romania Government Bonds

4.15%	01/26/28	RON	2,230,000	$479,130

4.75%	10/11/34	RON	1,590,000	310,166

5.80%	07/26/27	RON	1,560,000	349,430

6.70%	02/25/32	RON	1,590,000	355,839

7.20%	10/30/33	RON	805,000	185,651

Total Romania

(Cost: $1,570,719)				1,680,216

South Africa — 9.0%

Republic of South Africa Government Bonds

6.25%	03/31/36	ZAR	13,058,199	609,887

7.00%	02/28/31	ZAR	6,500,000	359,125

8.25%	03/31/32	ZAR	8,603,550	494,973

8.50%	01/31/37	ZAR	13,500,000	734,456

8.75%	01/31/44	ZAR	6,502,150	335,872

8.88%	02/28/35	ZAR	22,122,924	1,278,490

9.00%	01/31/40	ZAR	9,827,499	533,387

10.50%	12/21/26	ZAR	9,800,000	583,963

Total South Africa

(Cost: $4,490,556)				4,930,153

Thailand — 5.5%

Thailand Government Bonds

2.80%	06/17/34	THB	11,480,000	387,270

2.98%	06/17/45	THB	15,000,000	516,277

3.39%	06/17/37	THB	15,748,000	566,480

3.45%	06/17/43	THB	42,658,000	1,549,619

Total Thailand

(Cost: $2,594,411)				3,019,646

Turkey — 4.8%

Turkiye Government Bonds

30.00%	09/12/29	TRY	29,300,000	640,537

37.84%	07/14/27	TRY	83,424,339	2,003,859

Total Turkey

(Cost: $2,699,864)				2,644,396

Total Fixed Income Securities

(Cost: $43,472,419)				45,977,817

Issues		Shares		Value

MONEY MARKET INVESTMENTS — 2.6%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (2)			265,986	265,986

TCW Central Cash Fund, 4.07% (2),(3)			1,160,000	1,160,000

Total Money Market Investments

(Cost: $1,425,986)				1,425,986

PURCHASED OPTIONS (4) (0.0%)

(Cost: $37,255)				1,286

Issues	Maturity Date	Principal Amount		Value

SHORT-TERM INVESTMENTS — 11.3%

Egypt —5.3%

Egypt Treasury Bills

0.00% (5)	11/18/25	EGP	16,300,000	$342,077

Egypt Treasury Bills

0.00% (5)	12/02/25	EGP	21,300,000	442,456

Egypt Treasury Bills

0.00% (5)	12/09/25	EGP	68,775,000	1,421,425

Egypt Treasury Bills

0.00% (5)	01/13/26	EGP	12,125,000	244,472

Egypt Treasury Bills

0.00% (5)	04/14/26	EGP	23,000,000	437,004

Total Egypt

(Cost: $2,829,345)				2,887,434

Nigeria — 6.1%

Nigeria OMO Bills

0.00% (5)	11/04/25	NGN	1,545,000,000	1,082,493

Nigeria OMO Bills

0.00% (5)	12/02/25	NGN	183,014,000	125,954

Nigeria OMO Bills

0.00% (5)	12/09/25	NGN	279,445,000	191,584

Nigeria OMO Bills

0.00% (5)	03/17/26	NGN	3,000,000,000	1,944,184

Total Nigeria

(Cost: $3,045,928)				3,344,215

Total Short-Term Investments

(Cost: $5,875,273)				6,231,649

Total Investments (97.6%)

(Cost: $50,810,933)				53,636,738

Excess Of Other Assets Over Liabilities (2.4%)				1,345,445

Net Assets (100.0%)				$54,982,183

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Local Currency Income Fund

October 31, 2025

Purchased Options — OTC

Description	Counterparty	Exercise Price		Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
USD Put / JPY Call	Bank of America	USD	147	11/26/25	1,070,000	$1,070,000	$466	$21,768	$(21,302)
USD Put / KRW Call	Bank of America	USD	1,385	11/26/25	1,070,000	1,070,000	820	15,487	(14,667)

							$1,286	$37,255	$(35,969)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (6)
State Street Bank & Trust Co.	BRL	1,501,195	12/26/25	$276,316	$275,426	$(890)
Citibank N.A.	CLP	890,685,232	01/08/26	924,546	945,412	20,866
BNP Paribas S.A.	CNH	23,827,266	09/15/26	3,417,962	3,406,765	(11,197)
Barclays Capital	COP	4,970,900,232	12/04/25	1,223,008	1,282,016	59,008
ING Baring U.S. Capital Markets	CZK	17,650,000	01/09/26	853,631	838,444	(15,187)
Bank of America	IDR	23,719,489,112	11/21/25	1,457,956	1,426,094	(31,862)
Bank of America	IDR	8,953,274,736	12/19/25	544,140	538,142	(5,998)
BNP Paribas S.A.	JPY	275,053,382	12/15/25	1,887,709	1,792,742	(94,967)
Bank of America	KRW	2,625,189,439	12/15/25	1,898,927	1,846,046	(52,881)
Citibank N.A.	KZT	287,480,300	11/24/25	519,780	538,733	18,953
Morgan Stanley & Co.	MXN	27,827,900	11/12/25	1,479,396	1,498,795	19,399
BNP Paribas S.A.	MXN	11,350,700	11/12/25	599,947	611,343	11,396
Barclays Capital	MYR	4,635,648	11/21/25	1,100,817	1,107,523	6,706
Barclays Capital	MYR	2,305,649	01/21/26	546,854	551,827	4,973
Citibank N.A.	PLN	3,450,000	03/09/26	948,502	933,773	(14,729)
BNP Paribas S.A.	PLN	513,846	03/09/26	139,358	139,077	(281)
Goldman Sachs & Co.	SGD	720,314	11/21/25	554,880	554,202	(678)
Citibank N.A.	THB	65,155,231	12/08/25	2,026,313	2,020,441	(5,872)
Standard Chartered Bank	THB	31,517,611	12/08/25	975,584	977,350	1,766
Bank of America	ZAR	19,379,000	12/22/25	1,108,465	1,114,389	5,924
State Street Bank & Trust Co.	ZAR	4,815,145	12/29/25	275,755	276,761	1,006

				$22,759,846	$22,675,301	$(84,545)

SELL (7)
Barclays Capital	BRL	1,501,195	12/26/25	$268,404	$275,426	$(7,022)
Citibank N.A.	COP	2,881,708,000	12/04/25	735,686	743,205	(7,519)
State Street Bank & Trust Co.	IDR	5,184,471,500	11/21/25	311,744	311,708	36
BNP Paribas S.A.	JPY	148,073,146	12/15/25	966,817	965,111	1,706
Morgan Stanley & Co.	MXN	10,097,290	11/12/25	546,327	543,834	2,493
BNP Paribas S.A.	PHP	59,752,965	11/21/25	1,049,019	1,014,997	34,022
ING Baring U.S. Capital Markets	SGD	1,440,700	11/21/25	1,112,670	1,108,460	4,210
Barclays Capital	THB	17,502,347	12/08/25	554,222	542,741	11,481
Barclays Capital	THB	114,941,858	03/16/26	3,669,978	3,590,936	79,042

				$9,214,867	$9,096,418	$118,449

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Continued)

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
INR	Indian Rupee.
JPY	Japanese Yen.
KRW	South Korean Won.
KZT	Kazakhstani Tenge.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NGN	Nigeria Naira.
PLN	Polish Zloty.
RON	Romanian New Leu.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $908,598 or 1.7% of net assets.
(2)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(3)	Affiliated issuer.
(4)	See options table for description of purchased options.
(5)	Security is not accruing interest.
(6)	Fund buys foreign currency, sells USD.
(7)	Fund sells foreign currency, buys USD.

The summary of the TCW Emerging Markets Local Currency Income Fund transactions in the affiliated funds for the period ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$1,580,000	$54,288,056	$54,708,056	1,160,000	$1,160,000	$57,218	$—	$—	$—

Total					$1,160,000	$57,218	$—	$—	$—

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$45,977,817	$—	$45,977,817
Money Market Funds	1,425,986	—	—	1,425,986
Short-Term Investments	—	6,231,649	—	6,231,649
Purchased Options	—	1,286	—	1,286

Total Investments	$1,425,986	$52,210,752	$—	$53,636,738

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	282,987	—	282,987

Total	$1,425,986	$52,493,739	$—	$53,919,725

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(249,083)	$—	$(249,083)

Total	$—	$(249,083)	$—	$(249,083)

See accompanying Notes to Financial Statements.

13

TCW White Oak Emerging Markets Equity Fund

Schedule of Investments

Security	Shares	Value

COMMON STOCK — 98.5% of Net Assets

Australia — 1.0%

Emerald Resources NL (1)	14,170	$44,029

Mader Group Ltd.	6,900	40,066

Stanmore Resources Ltd.	28,300	39,795

Total Australia

(Cost: $115,779)		123,890

Brazil — 3.1%

B3 SA — Brasil Bolsa Balcao	21,600	50,780

Itau Unibanco Holding SA	8,220	53,638

MercadoLibre, Inc. (1)	39	90,763

Raia Drogasil SA	21,700	80,592

Rede D’Or Sao Luiz SA	6,900	55,532

Vivara Participacoes SA	8,600	49,826

Total Brazil

(Cost: $293,155)		381,131

Canada — 1.0%

DPM Metals, Inc.	2,420	51,815

G Mining Ventures Corp. (1)	1,560	30,740

Lunr Royalties Corp. (1)	550	141

Montage Gold Corp. (1)	7,600	37,752

Total Canada

(Cost: $61,864)		120,448

Chile — 0.4% (Cost: $43,083)

Lundin Mining Corp.	2,800	45,083

China — 22.9%

Alibaba Group Holding Ltd.	23,420	498,242

BOC Aviation Ltd.	12,975	113,711

BYD Co. Ltd.	3,920	50,636

Centre Testing International Group Co. Ltd.	19,400	38,898

China Merchants Bank Co. Ltd. (2)	15,800	99,022

Contemporary Amperex Technology Co. Ltd.	1,100	60,143

Dongguan Yiheda Automation Co. Ltd.	11,236	45,397

Fuyao Glass Industry Group Co. Ltd.	9,500	84,583

Haitian International Holdings Ltd.	12,900	35,242

JD.com, Inc.	4,500	74,279

Jiangsu Hengli Hydraulic Co. Ltd.	2,200	29,714

Kanzhun Ltd.	1,825	40,442

Kingdee International Software Group Co. Ltd. (1)	7,300	13,770

Kuaishou Technology	10,730	99,600

Kweichow Moutai Co. Ltd.	380	76,436

Laopu Gold Co. Ltd.	470	41,363

Meituan (1)	2,780	36,585

NAURA Technology Group Co. Ltd.	700	40,050

NetEase, Inc.	4,905	137,609

Neway Valve Suzhou Co. Ltd.	5,600	41,326

Security	Shares	Value

China (Continued)

Shandong Sinocera Functional Material Co. Ltd.	12,500	$41,318

Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	700	21,163

Silergy Corp.	2,200	15,829

Sinoseal Holding Co. Ltd.	4,900	23,971

Sunresin New Materials Co. Ltd.	11,000	85,875

Tencent Holdings Ltd.	7,035	571,315

Tencent Music Entertainment Group (ADR)	3,120	69,638

Trip.com Group Ltd.	1,300	91,463

Wuxi Biologics Cayman, Inc. (1)	10,000	46,631

WuXi XDC Cayman, Inc. (1)	6,700	64,711

Yum China Holdings, Inc.	1,740	74,917

Zylox-Tonbridge Medical Technology Co. Ltd.	13,500	41,016

Total China

(Cost: $2,545,262)		2,804,895

France — 0.8%

Hermes International SCA	27	66,900

LVMH Moet Hennessy Louis Vuitton SE	45	31,850

Total France

(Cost: $104,938)		98,750

Germany — 0.3% (Cost: $29,530)

Infineon Technologies AG	960	38,156

Great Britain — 0.6%

HSBC Holdings PLC	2,300	31,967

Inchcape PLC	3,500	35,126

Total Great Britain

(Cost: $57,998)		67,093

Greece — 0.2% (Cost: $25,370)

Jumbo SA	900	28,608

Hong Kong — 3.7%

AIA Group Ltd.	13,850	134,742

Cowell e Holdings, Inc. (1)	7,000	27,803

Hong Kong Exchanges & Clearing Ltd.	2,200	119,881

Plover Bay Technologies Ltd.	56,000	46,185

Prudential PLC	3,200	44,511

Techtronic Industries Co. Ltd.	6,800	79,298

Total Hong Kong

(Cost: $407,732)		452,420

India — 16.8%

Aadhar Housing Finance Ltd. (1)	5,475	31,352

Ajax Engineering Ltd. (1)	4,400	30,339

Bajaj Finserv Ltd.	3,330	78,329

Bharat Electronics Ltd.	14,000	67,149

Bharti Airtel Ltd.	5,960	138,468

Care Ratings Ltd.	1,840	33,122

See accompanying Notes to Financial Statements.

14

TCW White Oak Emerging Markets Equity Fund

October 31, 2025

Security	Shares	Value

India (Continued)

Carraro India Ltd.	3,200	$18,779

Cigniti Technologies Ltd. (1)	4,950	96,110

Computer Age Management Services Ltd.	1,376	60,801

Data Patterns India Ltd.	360	11,114

Embassy Office Parks REIT	13,000	62,672

Eternal Ltd. (1)	26,100	93,222

Firstsource Solutions Ltd.	15,200	60,592

Five-Star Business Finance Ltd.	6,300	46,185

HDFC Bank Ltd.	14,140	157,324

Hindalco Industries Ltd.	5,100	48,709

ICICI Bank Ltd. (SP ADR) (India)	5,370	162,711

Info Edge India Ltd.	3,040	47,058

International Gemmological Institute India Ltd.	11,300	43,037

Kotak Mahindra Bank Ltd.	2,130	50,536

Krishna Institute of Medical Sciences Ltd. (1)	8,300	67,394

Laxmi Dental Ltd. (1)	10,600	37,419

Le Travenues Technology Ltd. (1)	22,000	66,647

Mahindra & Mahindra Ltd.	1,310	51,491

MakeMyTrip Ltd. (1)	310	24,800

Manappuram Finance Ltd.	16,600	50,617

Mankind Pharma Ltd.	820	21,919

Nexus Select Trust	13,700	25,078

Onesource Specialty Pharma Ltd. (1)	1,310	27,286

PB Fintech Ltd. (1)	1,310	26,304

Senco Gold Ltd.	6,600	24,144

SJS Enterprises Ltd.	3,400	61,660

Sona Blw Precision Forgings Ltd.	7,300	38,919

State Bank of India	11,620	122,743

Thyrocare Technologies Ltd.	3,925	60,907

Torrent Pharmaceuticals Ltd.	360	14,385

Total India

(Cost: $1,944,571)		2,059,322

Indonesia — 1.5%

Bank Central Asia Tbk. PT	258,300	132,248

Cisarua Mountain Dairy Tbk. PT	95,400	32,555

Map Aktif Adiperkasa PT	514,000	21,583

Total Indonesia

(Cost: $181,628)		186,386

Italy — 0.2% (Cost: $32,445)

Moncler SpA	470	28,233

Japan — 0.3% (Cost: $24,485)

Disco Corp.	100	33,220

Malaysia — 0.9%

Hong Leong Bank Bhd.	9,200	45,146

Mr. DIY Holding Thailand PCL (1)	150,520	40,433

Security	Shares	Value

Malaysia (Continued)

Syarikat Takaful Malaysia Keluarga Bhd.	39,600	$29,300

Total Malaysia

(Cost: $115,965)		114,879

Mexico — 1.6%

BBB Foods, Inc. (1)	640	17,485

Grupo Aeroportuario del Centro Norte SAB de CV	3,090	38,136

Grupo Financiero Banorte SAB de CV	4,430	41,648

Grupo Mexico SAB de CV	3,500	30,245

Qualitas Controladora SAB de CV	3,400	30,892

Southern Copper Corp.	266	36,921

Total Mexico

(Cost: $159,416)		195,327

Netherlands — 2.3%

ASM International NV	128	83,164

ASML Holding NV (Netherlands)	98	103,804

Prosus NV	1,420	97,798

Total Netherlands

(Cost: $189,933)		284,766

Panama — 0.4% (Cost: $43,835)

Intercorp Financial Services, Inc.	1,100	47,333

Peru — 0.4% (Cost: $29,748)

Credicorp Ltd.	163	42,543

Philippines — 0.4%

Bank of the Philippine Islands	11,400	20,417

BDO Unibank, Inc.	12,384	28,093

Total Philippines

(Cost: $59,792)		48,510

Poland — 1.7%

Allegro.eu SA (1)	3,500	32,709

Benefit Systems SA (1)	77	65,366

Diagnostyka SA	1,100	55,079

InPost SA (1)	2,000	25,227

KRUK SA	250	30,757

Total Poland

(Cost: $177,088)		209,138

Portugal — 0.2% (Cost: $25,182)

Jeronimo Martins SGPS SA	1,140	29,400

Saudi Arabia — 1.7%

Derayah Financial Co.	6,430	49,967

Dr. Sulaiman Al Habib Medical Services Group Co.	650	47,180

Saudi Awwal Bank	3,100	26,749

Saudi National Bank	7,915	84,223

Total Saudi Arabia

(Cost: $192,116)		208,119

See accompanying Notes to Financial Statements.

15

TCW White Oak Emerging Markets Equity Fund

Schedule of Investments (Continued)

Security	Shares	Value

Singapore — 2.2%

DBS Group Holdings Ltd.	1,770	$73,291

Grab Holdings Ltd. (1)	11,200	67,312

Oversea-Chinese Banking Corp. Ltd.	9,360	122,456

Total Singapore

(Cost: $234,557)		263,059

South Africa — 2.6%

Boxer Retail Ltd. (1)	7,000	30,714

Clicks Group Ltd.	1,350	28,473

Discovery Ltd.	2,700	33,927

Naspers Ltd.	2,620	184,071

PSG Financial Services Ltd.	30,800	43,789

Total South Africa

(Cost: $261,198)		320,974

South Korea — 10.1%

Coupang, Inc. (1)	1,260	40,282

Delivery Hero SE (1)	830	21,110

HD Hyundai Marine Solution Co. Ltd.	300	50,600

HYBE Co. Ltd.	250	59,719

KB Financial Group, Inc.	470	38,368

Kia Corp.	475	39,842

NICE Information Service Co. Ltd.	3,110	31,629

Samsung Electronics Co. Ltd.	6,890	518,653

Samsung Fire & Marine Insurance Co. Ltd.	100	30,950

Shinhan Financial Group Co. Ltd.	1,480	76,017

SK Hynix, Inc.	745	289,875

ST Pharm Co. Ltd.	525	37,276

Total South Korea

(Cost: $738,651)		1,234,321

Switzerland — 0.9% (Cost: $99,183)

Cie Financiere Richemont SA	535	106,090

Taiwan — 16.8%

Advantech Co. Ltd.	5,600	56,881

Alchip Technologies Ltd.	620	69,848

Delta Electronics, Inc.	4,940	158,889

Dynapack International Technology Corp.	4,600	45,677

E Ink Holdings, Inc.	9,000	61,829

Elite Material Co. Ltd.	2,100	92,265

Jentech Precision Industrial Co. Ltd.	750	51,425

MediaTek, Inc.	2,200	93,301

Nien Made Enterprise Co. Ltd.	2,800	33,543

Security	Shares	Value

Taiwan (Continued)

Sporton International, Inc.	5,000	$29,074

Taiwan Semiconductor Manufacturing Co. Ltd.	26,390	1,276,212

Visual Photonics Epitaxy Co. Ltd.	8,500	38,027

Voltronic Power Technology Corp.	1,460	57,197

Total Taiwan

(Cost: $1,486,849)		2,064,168

United Arab Emirates — 2.5%

ADNOC Drilling Co. PJSC	52,900	80,366

Emirates NBD Bank PJSC	12,200	93,336

Parkin Co. PJSC	27,500	41,479

Salik Co. PJSC	23,600	38,424

Spinneys 1961 Holding PLC	91,400	39,761

Talabat Holding PLC	62,000	16,139

Total United Arab Emirates

(Cost: $285,560)		309,505

United States — 1.0%

Aura Minerals, Inc.	4,400	47,267

BeOne Medicines Ltd. (1)	1,550	37,257

Warrior Met Coal, Inc.	520	35,277

Total United States

(Cost: $85,135)		119,801

Total Common Stock

(Cost: $10,052,048)		12,065,568

PREFERRED STOCK — 0.6%

South Korea — 0.6%

Hyundai Motor Co.	478	72,659

Total Preferred Stock

(Cost: $54,938)		72,659

MONEY MARKET INVESTMENTS — 0.0%

TCW Central Cash Fund, 4.07% (3),(4)	11	11

Total Money Market Investments

(Cost: $11)		11

Total Investments (99.1%)

(Cost: $10,106,997)		12,138,238

Excess Of Other Assets Over Liabilities (0.9%)		114,329

Net Assets (100.0%)		$12,252,567

See accompanying Notes to Financial Statements.

16

TCW White Oak Emerging Markets Equity Fund

October 31, 2025

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
THB	Thai Baht.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(3)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(4)	Affiliated issuer.
(5)	Fund buys foreign currency, sells USD.

The summary of the TCW White Oak Emerging Markets Equity Fund transactions in the affiliated funds for the period ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at March 3, 2025 (1)	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund

	$—	$1,011	$1,000	11	$11	$11	$—	$—	$—

Total					$11	$11	$—	$—	$—

(1)	The Fund commenced operations on March 3, 2025.

See accompanying Notes to Financial Statements.

17

TCW White Oak Emerging Markets Equity Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Semiconductors & Semiconductor Equipment	$103,804	$2,029,107	$—	$2,132,911
Banks	573,942	975,867	—	1,549,809
Broadline Retail	131,045	887,099	—	1,018,144
Interactive Media & Services	—	717,973	—	717,973
Technology Hardware, Storage & Peripherals	—	575,534	—	575,534
Metals & Mining	315,100	132,533	—	447,633
Hotels, Restaurants & Leisure	24,800	400,083	—	424,883
Electronic Equipment, Instruments & Components	—	386,463	—	386,463
Professional Services	72,071	297,768	—	369,839
Machinery	30,339	324,327	—	354,666
Insurance	64,819	265,807	—	330,626
Textiles, Apparel & Luxury Goods	49,826	274,436	—	324,262
Capital Markets	50,780	246,759	—	297,539
Health Care Providers & Services	170,106	115,986	—	286,092
Entertainment	129,357	137,609	—	266,966
Consumer Staples Distribution & Retail	157,264	69,161	—	226,425
Automobile Components	—	185,162	—	185,162
Automobiles	—	141,969	—	141,969
Life Sciences Tools & Services	—	138,628	—	138,628
Wireless Telecommunication Services	—	138,468	—	138,468
Consumer Finance	—	127,559	—	127,559
Chemicals	—	127,193	—	127,193
Electrical Equipment	—	117,340	—	117,340
Trading Companies & Distributors	—	113,711	—	113,711
Financial Services	—	109,681	141	109,822
Health Care Equipment & Supplies	—	99,598	—	99,598
IT Services	—	96,110	—	96,110
Commercial Services & Supplies	81,545	—	—	81,545
Energy Equipment & Services	80,366	—	—	80,366
Aerospace & Defense	—	78,263	—	78,263
Transportation Infrastructure	76,560	—	—	76,560
Beverages	—	76,436	—	76,436
Specialty Retail	28,608	45,727	—	74,335
Pharmaceuticals	—	73,580	—	73,580
Ground Transportation	67,312	—	—	67,312
Office REITs	—	62,672	—	62,672
Communications Equipment	—	46,185	—	46,185
Retailers	40,433	—	—	40,433
Biotechnology	—	37,257	—	37,257
Distributors	—	35,126	—	35,126
Household Durables	—	33,543	—	33,543
Food Products	32,555	—	—	32,555
Air Freight & Logistics	—	25,227	—	25,227
Retail REITs	25,078	—	—	25,078
Software	—	13,770	—	13,770

Total Common Stock	2,305,710	9,759,717	141	12,065,568

Preferred Stock
Automobiles	—	72,659	—	72,659
Money Market Investments	11	—	—	11

Total Investments	$2,305,721	$9,832,376	$141	$12,138,238

See accompanying Notes to Financial Statements.

18

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2025

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW White Oak Emerging Markets Equity Fund
ASSETS
Investments, at Value (1)	$3,627,623,547	$52,476,738	$12,138,227
Investment in Affiliated Issuers, at Value (2)	29,649,999	1,160,000	11
Foreign Currency, at Value (3)	4,253,276	1,557,201	46,807
Cash	—	—	266,315
Receivable for Securities Sold	20,361,744	2,031,561	—
Receivable for Fund Shares Sold	4,633,272	59,882	—
Interest and Dividends Receivable	54,234,907	1,168,328	3,957
Foreign Tax Reclaims Receivable	—	—	413
Receivable from Investment Advisor	565,633	12,430	11,680
Unrealized Appreciation on Forward Currency Exchange Contracts	834,995	282,987	—
Cash Collateral Held for Brokers	—	120,000	—
Prepaid Expenses	104,230	28,871	—

Total Assets	3,742,261,603	58,897,998	12,467,410

LIABILITIES
Distributions Payable	18,457,122	277,794	—
Payable for Securities Purchased	44,471,577	3,047,576	40,124
Payable for Fund Shares Redeemed	1,272,298	150,574	—
Accrued Capital Gain Withholding Taxes	—	14,214	16,163
Disbursements in Excess of Available Cash	2,430,000	—	—
Accrued Directors’ Fees and Expenses	120,137	1,287	552
Deferred Accrued Directors’ Fees and Expenses	100,548	481	341
Accrued Management Fees	2,322,247	34,922	9,189
Accrued Distribution Fees	89,049	2,245	689
Collateral Pledged by Brokers	722,383	—	—
Unrealized Depreciation on Forward Currency Exchange Contracts	—	249,083	—
Transfer Agent Fees Payable	1,178,468	31,969	29,819
Administration Fee Payable	89,265	6,315	45,883
Audit Fees Payable	12,317	11,459	30,000
Accounting Fees Payable	311,412	3,428	2,853
Custodian Fees Payable	166,087	53,918	32,377
Legal Fees Payable	53,981	979	6,853
Other Accrued Expenses	487,175	29,571	—

Total Liabilities	72,284,066	3,915,815	214,843

NET ASSETS	$3,669,977,537	$54,982,183	$12,252,567

See accompanying Notes to Financial Statements.

19

TCW Funds, Inc.

Statements of Assets and Liabilities (Continued)	October 31, 2025

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW White Oak Emerging Markets Equity Fund
NET ASSETS CONSIST OF:
Paid-in Capital	$5,695,316,778	$109,936,545	$9,654,848
Accumulated Earnings (Loss)	(2,025,339,241)	(54,954,362)	2,597,719

NET ASSETS	$3,669,977,537	$54,982,183	$12,252,567

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$2,259,688,685	$44,387,815	$8,958,669

I-3 Class Share	$10,355	$—	$10,930

N Class Share	$421,716,999	$10,594,368	$3,282,968

Plan Class Share	$988,561,498	$—	$—

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	323,692,801	5,708,240	686,700

I-3 Class Share	1,005	—	1,000

N Class Share	46,792,725	1,366,027	252,040

Plan Class Share	141,692,966	—	—

NET ASSET VALUE PER SHARE: (5)
I Class Share	$6.98	$7.78	$13.05

I-3 Class Share	$10.30	$—	$10.93

N Class Share	$9.01	$7.76	$13.03

Plan Class Share	$6.98	$—	$—

(1)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at October 31, 2025 was $3,395,606,942, $49,650,933 and $10,106,986, respectively.

(2)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at October 31, 2025 was $29,649,999, $1,160,000 and $11, respectively.

(3)

The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund at October 31, 2025 was $4,241,387, $1,550,623 and $47,465, respectively.

(4)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

20

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2025

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW White Oak Emerging Markets Equity Fund (1)
INVESTMENT INCOME
Income:
Dividends	$989,937	$24,102		$137,893 (2)
Dividends from Investment in Affiliated Issuers	2,473,334	57,218		11
Interest	288,774,302 (3)	4,653,500	(3)	—

Total	292,237,573	4,734,820		137,904

Expenses:
Management Fees	26,268,217	414,824		58,390
Accounting Services Fees	34,883	5,776		3,990
Administration Fees	176,489	14,717		47,984
Transfer Agent Fees:
I Class	2,129,269	33,811		16,543
I-3 Class (6)	4	—		4
N Class	525,933	18,507		16,543
Plan Class	202,434	—		—
Custodian Fees	129,804	53,635		24,839
Professional Fees	198,250	30,351		38,724
Directors’ Fees and Expenses	448,025	25,097		1,314
Registration Fees:
I Class	74,165	23,702		8,214
I-3 Class (6)	2	—		2
N Class	23,799	17,932		8,214
Plan Class	44,022	—		—
Distribution Fees:
N Class	1,145,590	27,933		4,705
Compliance Expense	6,244	6,244		—
Shareholder Reporting Expense	18,030	3,302		—
Other	866,838	34,875		17,623

Total	32,291,998	710,706		247,089

Less Expenses Borne by Investment Advisor:
I Class	(1,025,317)	(152,898)		(115,144)
I-3 Class (6)	(4)	—		(18)
N Class	(979,847)	(82,089)		(63,640)
Plan Class	(771,075)	—		—

Net Expenses	29,515,755	475,719		68,287

Net Investment Income	262,721,818	4,259,101		69,617

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	91,953,427	(949,256	) (4)	615,907 (4)
Foreign Currency	314,077	(63,203)		(26,511)
Forward Currency Exchange Contracts	(6,861,140)	27,648		—
Futures Contracts	(13,945,175)	—		—
Options Written	484,153	19,426		—
Change in Unrealized Appreciation on:
Investments	97,781,028	4,009,971	(5)	2,015,078 (5)
Foreign Currency	24,288	43,902		(840)
Forward Currency Exchange Contracts	146,869	47,916		—
Futures Contracts	10,717,270	—		—
Options Written	(468,557)	—		—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	180,146,240	3,136,404		2,603,634

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$442,868,058	$7,395,505		$2,673,251

(1)	The Fund commenced operations on March 3, 2025.
(2)	Net of foreign taxes withheld of $15,212 for the TCW White Oak Emerging Markets Equity Fund.
(3)	Net of foreign taxes withheld of $838,410 and $258,573 for the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund, respectively.
(4)	Net of capital gain withholding taxes of $20,928 and $18,806 for the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund, respectively.
(5)	Net of capital gain withholding taxes of $14,214 and $16,163 for the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund, respectively.
(6)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

21

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$262,721,818	$294,867,706	$4,259,101	$5,078,905
Net Realized Gain (Loss) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	71,945,342	(22,051,773)	(965,385)	(2,458,116)
Change in Unrealized Appreciation on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	108,200,898	380,936,949	4,101,789	6,279,372

Increase in Net Assets Resulting from Operations	442,868,058	653,752,882	7,395,505	8,900,161

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(244,826,930)	(208,229,806)	(3,281,051)	(3,560,001)

Return of Capital	—	—	—	(547,509)

NET CAPITAL SHARE TRANSACTIONS
I Class	(4,518,498)	(210,725,709)	(4,765,202)	(65,285,583)
I-3 Class (1)	10,051	—	—	—
N Class	(94,526,675)	(6,120,511)	(2,222,853)	(2,340,058)
Plan Class	65,698,781	(262,840,637)	—	—

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(33,336,341)	(479,686,857)	(6,988,055)	(67,625,641)

Increase (Decrease) in Net Assets	164,704,787	(34,163,781)	(2,873,601)	(62,832,990)
NET ASSETS
Beginning of year	3,505,272,750	3,539,436,531	57,855,784	120,688,774

End of year	$3,669,977,537	$3,505,272,750	$54,982,183	$57,855,784

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

22

TCW Funds, Inc.

Statements of Changes in Net Assets

TCW White Oak Emerging Markets Equity Fund
Period from March 3, 2025 (Commencement of Operations) through October 31, 2025
OPERATIONS
Net Investment Income	$69,617
Net Realized Gain on Investments and Foreign Currency Transactions	589,396
Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	2,014,238

Increase in Net Assets Resulting from Operations	2,673,251

NET CAPITAL SHARE TRANSACTIONS
I Class	7,044,060
I-3 Class (1)	10,000
N Class	2,525,256

Increase in Net Assets Resulting from Net Capital Shares Transactions	9,579,316

Increase in Net Assets	12,252,567
NET ASSETS
Beginning of period	—

End of year	$12,252,567

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

23

TCW Funds, Inc.

Notes to Financial Statements

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2025, the Company consisted of 12 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. The Fund generally invests in at least four emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities.
Diversified Equity Fund

TCW White Oak Emerging Markets Equity Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity and equity-related transferable securities that provide exposure to companies that are domiciled in, or that derive a predominant proportion of their value from, emerging market countries.

The TCW Emerging Markets Local Currency Income Fund offers two classes of shares: I Class and N Class. The TCW Emerging Markets Income Fund offers four classes of shares: I Class, I-3 Class, N Class and Plan Class. TCW White Oak Emerging Markets Equity Fund offers three classes of shares: I Class, I-3 Class and N Class. The I-3 Class shares commenced on August 26, 2025 for the

24

TCW Funds, Inc.

October 31, 2025

Note 1 — Organization (Continued)

TCW Emerging Markets Income Fund and TCW White Oak Emerging Markets Equity Fund. Each class of a Fund is substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over the-counter (“OTC”) market quotations were readily available, including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

The Advisor, as the valuation designee, uses a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zone differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model was utilized each trading day and was not dependent on certain thresholds or triggers.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier

25

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

26

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

27

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

U.S. and foreign government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Emerging Markets Income Fund	Foreign Government Bonds	Total
Balance as of October 31, 2024	$13,045,056	$13,045,056
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	13,870,275	13,870,275
Purchases	2,736,827	2,736,827
Sales	—	—
Transfers in to Level 3*	—	—
Transfers out of Level 3*	(29,652,158)	(29,652,158)

Balance as of October 31, 2025	$—	$—

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$—	$—

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW White Oak Emerging Markets Equity Fund	Common Stock	Total
Balance as of March 3, 2025*	$—	$—
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	141	141
Purchases	—	—
Sales	—	—
Transfers in to Level 3**	—	—
Transfers out of Level 3**	—	—

Balance as of October 31, 2025	$141	$141

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$141	$141

*	The Fund commenced operations on March 3, 2025.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2025 are as follows:

Description	Fair Value at 10/31/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
White Oak Emerging Markets Equity Fund
Common Stock	$141	Fair Value	Spin-Off Adjustment	$0.257	$0.257	Increase

28

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The TCW White Oak Emerging Markets Equity Fund declares and pays, or reinvests, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on unrealized gain is recorded as a liability.

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TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the year ended October 31, 2025, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Currency Exchange Contracts	$834,995	$—	$834,995

Total Value	$834,995	$—	$834,995

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(6,861,140)	$—	$(6,861,140)
Futures Contracts (1)	—	(13,945,175)	(13,945,175)
Investments (2)	(5,406,773)	—	(5,406,773)
Options Written	484,153	—	484,153

Net Realized Gain (Loss)	$(11,783,760)	$(13,945,175)	$(25,728,935)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$146,869	$—	$146,869
Futures Contracts	—	10,717,270	10,717,270
Investments (3)	4,700,949	—	4,700,949
Options Written	(468,557)	—	(468,557)

Net Change in Appreciation (Depreciation)	$4,379,261	$10,717,270	$15,096,531

Number of Contracts, Notional Amounts or Shares/Units (4)
Forward Currency Exchange Contracts	113,698,566	—	113,698,566
Options Purchased	219,650,000	—	219,650,000
Options Written	43,930,000	—	43,930,000
Futures Contracts	—	1,438	1,438

30

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

	Foreign Currency Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments	$1,286	$1,286
Forward Currency Exchange Contracts	282,987	282,987

Total Value	$284,273	$284,273

Liability Derivatives
Forward Currency Exchange Contracts	$(249,083)	$(249,083)

Total Value	$(249,083)	$(249,083)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$27,648	$27,648
Investments (2)	(69,438)	(69,438)
Options Written	19,426	19,426

Net Realized Gain (Loss)	$(22,364)	$(22,364)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$47,916	$47,916
Investments (3)	1,123	1,123

Net Change in Appreciation (Depreciation)	$49,039	$49,039

Number of Contracts, Notional Amounts or Shares/Units (4)
Forward Currency Exchange Contracts	40,337,855	40,337,855
Options Purchased	1,998,000	1,998,000
Options Written	1,070,000	1,070,000

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on October 31, 2025 is reported within the Statement of Assets and Liabilities.

(2)	Represents realized gain (loss) for purchased options.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the year ended October 31, 2025.

31

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized,

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TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

33

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of October 31, 2025:

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received (1)	Derivatives Assets/(Liabilities) Available for Offset	Net Amount of Assets (2)
ING Baring U.S. Capital Markets
Foreign Currency Exchange Contracts	$646,324	$(390,000)	$—	$256,324
Morgan Stanley & Co.
Foreign Currency Exchange Contracts	188,671	—	—	188,671

Total	$834,995	$(390,000)	$—	$444,995

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received (1)	Derivatives Assets/(Liabilities) Available for Offset	Net Amount of Assets(2)
Bank of America
Foreign Currency Exchange Contracts	$5,924	$—	$(5,924)	$—
Bank of America
Purchased Options	1,286	—	—	1,286
Barclays Capital
Foreign Currency Exchange Contracts	161,210	—	(7,022)	154,188
BNP Paribas S.A.
Foreign Currency Exchange Contracts	47,124	—	(47,124)	—
Citibank N.A.
Foreign Currency Exchange Contracts	39,819	—	(28,120)	11,699
ING Baring U.S. Capital Markets
Foreign Currency Exchange Contracts	4,210	—	(4,210)	—
Morgan Stanley & Co.
Foreign Currency Exchange Contracts	21,892	(21,892)	—	—
Standard Chartered Bank
Foreign Currency Exchange Contracts	1,766	—	—	1,766
State Street Bank & Trust Co.
Foreign Currency Exchange Contracts	1,042	—	(890)	152

Total	$284,273	$(21,892)	$(93,290)	$169,091

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

34

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged(1)	Derivatives (Assets)/Liabilities Available for Offset	Net Amount of Liabilities(2)
Bank of America
Foreign Currency Exchange Contracts	$90,741	$—	$(5,924)	$84,817
Barclays Capital
Foreign Currency Exchange Contracts	7,022	—	(7,022)	—
BNP Paribas S.A.
Foreign Currency Exchange Contracts	106,445	—	(47,124)	59,321
Citibank N.A.
Foreign Currency Exchange Contracts	28,120	—	(28,120)	—
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	678	—	—	678
ING Baring U.S. Capital Markets
Foreign Currency Exchange Contracts	15,187	—	(4,210)	10,977
State Street Bank & Trust Co.
Foreign Currency Exchange Contracts	890	—	(890)	—

Total	$249,083	$—	$(93,290)	$155,793

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount payable to the counterparty in the event of default.

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

35

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of October 31, 2025.

Participation Notes: The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of October 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the year ended October 31, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding forward currency exchange contracts at October 31, 2025 are disclosed in the Schedule of Investments.

36

TCW Funds, Inc.

October 31, 2025

Note 3 — Portfolio Investments (Continued)

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts outstanding at October 31, 2025 are disclosed in the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These

37

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the year ended October 31, 2025, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash

38

TCW Funds, Inc.

October 31, 2025

Note 3 — Portfolio Investments (Continued)

investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

39

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. There were no swap agreements outstanding at October 31, 2025.

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign and Developing/Emerging Markets Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest. The Funds are also subject to

40

TCW Funds, Inc.

October 31, 2025

Note 4 — Risk Considerations (Continued)

risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, and political changes or diplomatic developments, which can all negatively impact the securities markets and cause a Fund to lose value. As one current example, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, European Union and other countries, which has adversely affected European and global energy and financial markets and thus could affect the value of a Fund’s investments.

Non-U.S. Sovereign Debt Risk: Each Fund may invest a significant portion of its assets in non-U.S. sovereign debt. These investments can involve a high degree of risk. Legal protections available with respect to corporate issuers (e.g., bankruptcy, liquidation and reorganization laws) do not generally apply to governmental entities or sovereign debt. Accordingly, creditor seniority rights, claims to collateral and similar rights may provide limited protection and may be unenforceable. The governmental entity that controls the repayment of a non-U.S. sovereign debt may not be able or willing to repay the principal and/ or interest when due in accordance with the terms of such debt. A Fund may have limited recourse to compel payment in the event of a default. Changes to the financial condition or credit rating of a non-U.S.government may cause the value of a non-U.S. sovereign debt obligation to decline. During periods of economic uncertainty, the market prices of non-U.S. sovereign debt may be more volatile than prices of corporate debt obligations. Investing in non-U.S. sovereign debt obligations is generally subject to heightened risk as compared to investing in U.S. government debt obligations. Several countries have defaulted on their sovereign debt obligations in the past or encountered downgrades of their sovereign debt obligations, and those and other countries may also default on or experience downgrades or further downgrades of their sovereign debt obligations in the future.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$28,156,998	$—	$28,156,998
TCW Emerging Markets Local Currency Income Fund	251,922	—	251,922
TCW White Oak Emerging Markets Equity Fund	603,753	—	603,753

41

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Federal Income Taxes (Continued)

At the end of the previous fiscal year ended October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$45,456,663	$—	$45,456,663
TCW Emerging Markets Local Currency Income Fund	—	—	—
TCW White Oak Emerging Markets Equity Fund	—	—	—

Permanent differences incurred during the year ended October 31, 2025, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the NAV per share:

	Undistributed Net Investment Income (Loss)	Undistributed Accumulated Net Realized Gain (Loss)	Paid-in Capital
TCW Emerging Markets Income Fund	$(38,152,312)	$34,544,530	$3,607,782
TCW Emerging Markets Local Currency Income Fund	(986,422)	986,422	—
TCW White Oak Emerging Markets Equity Fund	(37,541)	(37,991)	75,532

During the year ended October 31, 2025, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital Gain	Total Distributions
TCW Emerging Markets Income Fund	$244,826,930	$—	$—	$244,826,930
TCW Emerging Markets Local Currency Income Fund	3,281,051	—	—	3,281,051
TCW White Oak Emerging Markets Equity Fund	—	—	—	—

During the previous fiscal year ended October 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital Gain	Total Distributions
TCW Emerging Markets Income Fund	$208,229,806	$—	$—	$208,229,806
TCW Emerging Markets Local Currency Income Fund	3,560,001	—	547,509	4,107,510

At October 31, 2025, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows :

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Emerging Markets Income Fund	$287,072,576	$(44,759,888)	$242,312,688	$3,414,960,858
TCW Emerging Markets Local Currency Income Fund	2,288,300	(999,773)	1,288,527	52,348,211
TCW White Oak Emerging Markets Equity Fund	2,298,086	(287,117)	2,010,969	10,127,269

42

TCW Funds, Inc.

October 31, 2025

Note 5 — Federal Income Taxes (Continued)

At October 31, 2025, the following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Emerging Markets Income Fund	$1,330,752,049	$946,614,798	$2,277,366,847
TCW Emerging Markets Local Currency Income Fund	32,004,762	24,419,124	56,423,886
TCW White Oak Emerging Markets Equity Fund	—	—	—

The Funds did not have any unrecognized tax benefits at October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW White Oak Emerging Markets Equity Fund	0.90%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Emerging Markets Income Fund
I Class	0.85	% (1)
I-3 Class	0.92	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)
TCW White Oak Emerging Markets Equity Fund
I Class	0.98	% (1)
I-3 Class	1.15	% (1)
N Class	1.23	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement may be subject to recoupment by the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive recoupment for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

43

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 6 — Fund Management Fees and Other Expenses (Continued)

At October 31, 2025, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Total
TCW Emerging Markets Income Fund	$1,030,033	$1,659,423	$2,085,353	$4,774,809
TCW Emerging Markets Local Currency Income Fund	225,798	145,939	124,312	496,049
TCW White Oak Emerging Markets Equity Fund	—	—	50,165	50,165

Total	$1,255,831	$1,805,362	$2,259,830	$5,321,023

Directors’ Fees: The Funds pay each Independent Director an annual retainer of $92,500 per calendar year, plus a $6,500 per-meeting fee for in-person attendance and $1,000 for telephonic attendance for each Board of Directors meeting attended by that Independent Director. The Independent Chair of the Board of Directors receives an additional annual retainer of $37,500, the Independent Vice Chair receives an additional annual retainer of $25,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $6,250. The expenses related to the annual retainer and meeting fees are recorded in the Statement of Operations.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds
TCW Emerging Markets Income Fund	$2,238,343,097	$2,389,763,081
TCW Emerging Markets Local Currency Income Fund	62,221,912	68,860,272
TCW White Oak Emerging Markets Equity Fund	15,590,508	6,118,234

44

TCW Funds, Inc.

October 31, 2025

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Emerging Markets Income Fund	Year/Period Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	103,240,047	$688,044,970	71,146,477	$456,030,183
Shares Issued upon Reinvestment of Dividends	17,270,324	113,713,235	14,174,321	90,600,146
Shares Redeemed	(122,128,708)	(806,276,703)	(119,378,818)	(757,356,038)

Net Decrease	(1,618,337)	$(4,518,498)	(34,058,020)	$(210,725,709)

I-3 Class (1)	Shares	Amount
Shares Sold	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	5	51

Net Increase	1,005	$10,051

N Class	Shares	Amount	Shares	Amount
Shares Sold	4,909,205	$41,902,232	12,036,924	$101,099,811
Shares Issued upon Reinvestment of Dividends	3,748,469	31,837,790	3,058,886	25,238,031
Shares Redeemed	(19,820,754)	(168,266,697)	(15,966,039)	(132,458,353)

Net Decrease	(11,163,080)	$(94,526,675)	(870,229)	$(6,120,511)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	28,993,460	$193,341,092	41,281,965	$265,839,983
Shares Issued upon Reinvestment of Dividends	5,848,603	38,512,232	6,840,858	43,788,088
Shares Redeemed	(25,157,582)	(166,154,543)	(87,402,232)	(572,468,708)

Net Increase	9,684,481	$65,698,781	(39,279,409)	$(262,840,637)

(1)	I-3 Class commenced operations on August 26, 2025.

TCW Emerging Markets Local Currency Income Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,037,003	$14,958,174	1,776,001	$13,142,373
Shares Issued upon Reinvestment of Dividends	354,469	2,593,317	497,005	3,647,506
Shares Redeemed	(3,058,852)	(22,316,693)	(11,086,017)	(82,075,462)

Net Decrease	(667,380)	$(4,765,202)	(8,813,011)	$(65,285,583)

N Class	Shares	Amount	Shares	Amount
Shares Sold	110,685	$808,807	109,421	$816,034
Shares Issued upon Reinvestment of Dividends	89,614	654,590	101,794	746,323
Shares Redeemed	(500,975)	(3,686,250)	(534,279)	(3,902,415)

Net Decrease	(300,676)	$(2,222,853)	(323,064)	$(2,340,058)

45

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW White Oak Emerging Markets Equity Fund (1)	Period Ended October 31, 2025
I Class	Shares	Amount
Shares Sold	1,022,432	$10,797,499
Shares Redeemed	(335,732)	(3,753,439)

Net Increase	686,700	$7,044,060

I-3 Class (2)	Shares	Amount
Shares Sold	1,000	$10,000

Net Increase	1,000	$10,000

N Class	Shares	Amount
Shares Sold	253,017	$2,536,586
Shares Redeemed	(977)	(11,330)

Net Increase	252,040	$2,525,256

(1)	The Fund commenced operations on March 3, 2025.
(2)	I-3 Class commenced operations on August 26, 2025.

Note 10 — Affiliate Ownership

As of October 31, 2025, affiliates of the Funds and Advisor owned 8.00% and 53.29% of the net assets of the TCW Emerging Markets Local Currency Income Fund and the TCW White Oak Emerging Markets Equity Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at October 31, 2025.

Note 12 — Committed Line of Credit

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10%, plus 1.25% or the Overnight Bank Funding Rate plus 0.10%, plus 1.25%. There were no borrowings from the line of credit as of or during the year ended October 31, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in Transfer Agent fees on the Statements of Operations. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.

46

TCW Funds, Inc.

October 31, 2025

Note 13 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 14 — Segment Reporting

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Director reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Note 15 — New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

Note 16 — Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

47

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$6.59	$5.84	$5.67	$7.87	$7.93

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.50	0.50	0.41	0.33	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.35	0.61	0.09	(2.22)	(0.02)

Total from Investment Operations	0.85	1.11	0.50	(1.89)	0.33

Less Distributions:
Distributions from Net Investment Income	(0.46)	(0.36)	(0.33)	(0.28)	(0.37)
Distributions from Return of Capital	—	—	—	(0.03)	(0.02)

Total Distributions	(0.46)	(0.36)	(0.33)	(0.31)	(0.39)

Net Asset Value per Share, End of year	$6.98	$6.59	$5.84	$5.67	$7.87

Total Return	13.58%	19.27%	8.72%	(24.47)%	4.04%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$2,259,689	$2,143,263	$2,097,432	$2,500,689	$4,720,489

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.90%	0.87%	0.85%	0.90%	0.85%

After Expense Reimbursement	0.85%	0.85%	0.82%	0.85%	N/A

Ratio of Net Investment Income to Average Net Assets	7.49%	7.82%	6.80%	4.79%	4.23%

Portfolio Turnover Rate (2)	66.81%	106.48%	152.31%	119.10%	150.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

48

TCW Emerging Markets Income Fund

Financial Highlights — I-3 Class

	Period from August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.19
Net Realized and Unrealized Gain on Investments	0.21

Total from investment operations	0.40

Less Distributions:
Distributions from Net Investment Income	(0.10)

Total distributions	(0.10)

Net Asset Value per Share, End of year	$10.30

Total Return	4.03	% (3)

Ratios/Supplemental data:

Net assets, end of year (in thousands)	$10

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.12	% (4)

After Expense Reimbursement	0.92	% (4)

Ratio of Net Investment Income to Average Net Assets	10.53	% (4)

Portfolio Turnover Rate (5)	66.81	% (3)

(1)	I-3 Class Shares commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

49

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$8.51	$7.53	$7.32	$10.16	$10.23

Income (Loss) from Investment Operations:
Net Investment Income(1)	0.63	0.64	0.53	0.41	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.46	0.79	0.10	(2.86)	(0.03)

Total from Investment Operations	1.09	1.43	0.63	(2.45)	0.41

Less Distributions:
Distributions from Net Investment Income	(0.59)	(0.45)	(0.42)	(0.36)	(0.46)
Distributions from Return of Capital	—	—	—	(0.03)	(0.02)

Total Distributions	(0.59)	(0.45)	(0.42)	(0.39)	(0.48)

Net Asset Value per Share, End of year	$9.01	$8.51	$7.53	$7.32	$10.16

Total Return	13.42%	19.33%	8.48%	(24.57)%	3.97%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$421,717	$492,916	$443,173	$390,155	$546,887

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.16%	1.15%	1.15%	1.17%	1.13%

After Expense Reimbursement	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of Net Investment Income to Average Net Assets	7.42%	7.72%	6.70%	4.72%	4.20%

Portfolio Turnover Rate (2)	66.81%	106.48%	152.31%	119.10%	150.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

50

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$6.58	$5.83	$5.67	$7.86	$7.93

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.50	0.51	0.42	0.33	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.37	0.60	0.07	(2.20)	(0.04)

Total from Investment Operations	0.87	1.11	0.49	(1.87)	0.32

Less Distributions:
Distributions from Net Investment Income	(0.47)	(0.36)	(0.33)	(0.29)	(0.37)
Distributions from Return of Capital	—	—	—	(0.03)	(0.02)

Total distributions	(0.47)	(0.36)	(0.33)	(0.32)	(0.39)

Net Asset Value per Share, End of year	$6.98	$6.58	$5.83	$5.67	$7.86

Total Return	13.66%	19.57%	8.63%	(24.41)%	4.12%

Ratios/Supplemental Data:

Net assets, end of year (in thousands)	$988,561	$869,094	$998,832	$1,035,971	$1,996,103

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.86%	0.83%	0.82%	0.81%	0.80%

After Expense Reimbursement	0.77%	0.77%	0.77%	0.77%	0.77%

Ratio of Net Investment Income to Average Net Assets	7.56%	7.86%	6.87%	4.86%	4.43%

Portfolio Turnover Rate (2)	66.81%	106.48%	152.31%	119.10%	150.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

51

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$7.20	$7.03	$6.50	$8.47	$8.57

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.56	0.50	0.43	0.35	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.46	0.09	0.35	(2.06)	(0.25)

Total from Investment Operations	1.02	0.59	0.78	(1.71)	0.12

Less Distributions:
Distributions from Net Investment Income	(0.44)	(0.36)	(0.25)	(0.10)	(0.22)
Distributions from Return of Capital	—	(0.06)	—	(0.16)	—

Total Distributions	(0.44)	(0.42)	(0.25)	(0.26)	(0.22)

Net Asset Value per Share, End of year	$7.78	$7.20	$7.03	$6.50	$8.47

Total Return	14.71%	8.40%	11.92%	(20.57)%	1.34%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$44,388	$45,886	$106,740	$101,530	$200,019

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.20%	1.19%	0.97%	1.02%	0.96%

After Expense Reimbursement	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of Net Investment Income to Average Net Assets	7.63%	6.78%	5.90%	4.65%	4.14%

Portfolio Turnover Rate (2)	134.59%	115.86%	123.91%	122.49%	117.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

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TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value per Share, Beginning of year	$7.18	$7.01	$6.48	$8.44	$8.55

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.59	0.49	0.42	0.34	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.43	0.09	0.35	(2.04)	(0.25)

Total from Investment Operations	1.02	0.58	0.77	(1.70)	0.11

Less Distributions:
Distributions from Net Investment Income	(0.44)	(0.35)	(0.24)	(0.10)	(0.22)
Distributions from Return of Capital	—	(0.06)	—	(0.16)	—

Total Distributions	(0.44)	(0.41)	(0.24)	(0.26)	(0.22)

Net Asset Value per Share, End of year	$7.76	$7.18	$7.01	$6.48	$8.44

Total Return	14.72%	8.32%	11.89%	(20.66)%	1.30%

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$10,594	$11,970	$13,949	$39,709	$39,546

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.63%	1.64%	1.31%	1.38%	1.32%

After Expense Reimbursement	0.90%	0.90%	0.90%	0.90%	0.90%

Ratio of Net Investment Income to Average Net Assets	7.99%	6.64%	5.83%	4.64%	4.05%

Portfolio Turnover Rate (2)	134.59%	115.86%	123.91%	122.49%	117.18%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

53

TCW White Oak Emerging Markets Equity Fund

Financial Highlights — I Class

	Period from March 3, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.00 (1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.09
Net Realized and Unrealized Gain on Investments	2.96

Total from Investment Operations	3.05

Net Asset Value per Share, End of year	$13.05

Total Return	30.50	% (3)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$8,959

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.48	% (4)

After Expense Reimbursement	0.98	% (4)

Ratio of Net Investment Income to Average Net Assets	1.15	% (4)

Portfolio Turnover Rate (5)	60.06	% (3)

(1)	The Fund commenced operations on March 3, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

54

TCW White Oak Emerging Markets Equity Fund

Financial Highlights — I-3 Class

	Period from August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	—	(5)
Net Realized and Unrealized Gain on Investments	0.93

Total from investment operations	0.93

Net Asset Value per Share, End of year	$10.93

Total Return	9.30	% (3)

Ratios/Supplemental data:

Net assets, end of year (in thousands)	$11

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.07	% (4)

After Expense Reimbursement	1.14	% (4)

Ratio of Net Investment Income to Average Net Assets	0.05	% (4)

Portfolio Turnover Rate (6)	60.06	% (3)

(1)	I-3 Class Shares commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Amount rounds to less than $0.01 per share.
(6)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

55

TCW White Oak Emerging Markets Equity Fund

Financial Highlights — N Class

	Period from March 3, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.00 (1)

Income (Loss) from Investment Operations:
Net Investment Income (2)	0.07
Net Realized and Unrealized Gain on Investments	2.96

Total from Investment Operations	3.03

Net Asset Value per Share, End of year	$13.03

Total Return	30.30	% (4)

Ratios/Supplemental Data:

Net Assets, End of year (in thousands)	$3,283

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	4.61	% (3)

After Expense Reimbursement	1.23	% (3)

Ratio of Net Investment Income to Average Net Assets	0.87	% (3)

Portfolio Turnover Rate (5)	60.06	% (4)

(1)	The Fund commenced operations on March 3, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Annualized.
(4)	Not annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

56

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of

TCW Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW Emerging Markets Income Fund, TCW Emerging Markets Local Currency Income Fund, and TCW White Oak Emerging Markets Equity Fund (the “Funds”), three of the twelve funds constituting TCW Funds, Inc., including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except for TCW White Oak Emerging Markets Equity Fund; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for TCW White Oak Emerging Markets Equity Fund; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting TCW Funds, Inc. as of October 31, 2025, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising TCW Funds, Inc.	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights
TCW White Oak Emerging Markets Equity Fund	For the period from March 3, 2025 (Commencement of Operations) through October 31, 2025	For the period from March 3, 2025 (Commencement of Operations) through October 31, 2025	For the period from March 3, 2025 (Commencement of Operations) through October 31, 2025

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights.

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TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm (Continued)

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Los Angeles, California

December 30, 2025

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

58

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)

Renewal of Investment Advisory and Management Agreement

The Investment Company Act of 1940 requires that both the full Board of Directors and a majority of non-interested (“Independent”) Directors, voting separately, annually approve the continuation of each Fund’s investment advisory agreement (each, an “Agreement”) with TCW Investment Management Company LLC (the “Advisor”). The Directors consider matters bearing on the Funds and their advisory agreements throughout the year, including a review of performance data at each regular meeting. In addition, at an in-person meeting on September 15, 2025, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2026 through February 5, 2027. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Directors) upon the recommendation of the Independent Directors. The Independent Directors also met by videoconference in a working session on August 21, 2025 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 15, 2025, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Directors’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed—During the course of each year, the Directors receive a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Directors in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Directors also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of mutual funds selected by Broadridge. After reviewing this information, the Directors requested additional information from the Advisor, which the Advisor provided and the Directors considered.

Review process—The Directors’ determinations were made on the basis of each Director’s business judgment after consideration of all the information presented. The Independent Directors were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Directors also discussed the renewal of the Agreement with the

59

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Directors did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Some of the factors that figured particularly in the Directors’ deliberations are described below, although individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for each Fund are the result of years of review and discussion between the Independent Directors and the Board, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

2. Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Directors considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; the overall resources available to the Advisor; and the ability of its organizational structure to address the fluctuations in assets that have been experienced over the past several years. The Board and the Independent Directors considered the Advisor’s continued commitment and ability to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity, cybersecurity, and the modernization of the technology ecosystem with the implementation of Aladdin, as well as investments in sales and marketing to increase brand awareness, updates to information security defenses, and budgeting for certain future initiatives. The Board and the Independent Directors noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Directors also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by The TCW Group, Inc., the parent company of the Advisor (“TCW”). The Board and the Independent Directors examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Directors. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Directors and their meetings, regulatory filings, and various operational personnel, and the related costs.

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TCW Funds, Inc.

The Board and the Independent Directors concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Directors considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2025. The Board and the Independent Directors reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Directors took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Directors reviewed each Fund’s performance over the relevant periods. The Board and the Independent Directors noted that the investment performance of the majority of the Funds was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials. For those Funds that lagged peer group averages, they noted that the Advisor had discussed with the Board the reasons for the underperformance, including the investment climate and prevailing market conditions during relevant periods as well as the Advisor’s discipline in maintaining a consistent investment style. The Board considered in particular the Advisor’s explanations for the performance of those Funds that ranked in the fourth or fifth quintile of their peer groups for the prior three-year period. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance as appropriate. The Board and the Independent Directors noted that the performance of some Funds for periods when they lagged their peer group averages remained satisfactory when assessed on a risk-adjusted basis because performance quintiles do not necessarily reflect the degree of risk employed by peer funds to achieve their returns. The Board also considered the Advisor’s assessment of the Funds’ performance during the recent period of significant market volatility and rising interest rates.

With respect to the fixed income Funds, the Board and the Independent Directors recognized the Advisor’s deliberate strategy to manage risk in light of its critical view of the fixed income securities markets and overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Directors believed that relative performance also should be considered in light of future market conditions expected by the Advisor and positioning of the Funds’ portfolios in light of those expectations. The Board and the Independent Directors noted the Advisor’s view that longer term performance can be more meaningful for active fixed income funds than shorter term performance because fixed income market cycles are generally longer than three years.

For the U.S. fixed income Funds, the Board and the Independent Directors noted the conservative profile of certain of these Funds, which generally experienced less volatility compared to various other funds in the applicable peer group. They also noted the Advisor’s relatively conservative posture for these Funds with respect to duration and interest rate and credit risks.

61

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

For the Securitized Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and one-year periods, the fifth quintile for the five-year period and the fourth quintile for the three-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance in the five- and three-year periods was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward. It was noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective August 19, 2024.

For the Core Fixed Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods, the fifth quintile for the three-year period and the second quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration, yield curve positioning, and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward.

For the Global Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten-year period, the fourth quintile for the five- and three-year periods and the first quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the five- and three-year periods was driven by the Fund’s higher duration as compared to many of its peers. The Board further considered that the Fund outperformed its benchmark index for the one- and three-year periods.

For the Central Cash Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the period since the Fund’s inception on July 15, 2024 to May 31, 2025. The Board and the Independent Directors considered the Fund’s limited operating history.

With respect to the U.S. equity Funds, the Board and the Independent Directors noted that the performance of the Funds for most of the various periods reviewed ranked in the first, second or third quintiles.

The Concentrated Large Cap Growth Fund, formerly the Select Equities Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and three-year periods, the third quintile for the five-year period, and the first quintile for the one-year period. It was noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective February 28, 2025.

For the Relative Value Large Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and one-year periods and the first quintile for the five- and three-year periods.

For the Relative Value Mid Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and one-year periods and the first quintile for the five- and three-year periods.

For the Global Real Estate Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five-, and three-year periods and the fifth quintile for the one-year period.

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TCW Funds, Inc.

For the Conservative Allocation Fund, an asset allocation Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five, three- and one-year periods.

With respect to the international and emerging markets Funds, the Board and the Independent Directors noted that the performance of these Funds ranked in the fourth quintile over a few of the various time periods reviewed, but had shown improvement in all of the time periods reviewed. The Board and the Independent Directors considered the Advisor’s discussion of performance, including the enhancements to its risk management process.

For the Emerging Markets Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and one-year periods, the third quintile for the five-year period and the fourth quintile for the three-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including that the Fund’s relative performance was impacted by underperformance in 2022, which resulted from a combination of duration positioning and a more defensive stance, missing a part of the subsequent market rally following the Silicon Valley Bank crisis. The Board and the Independent Directors noted that the Fund has recovered part of the underperformance, capturing the improvement in credit quality in emerging markets, particularly in high yield, boosting the Fund’s performance to the second quartile for the one-year period ended May 31, 2025.

For the Emerging Markets Local Currency Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods, the third quintile for the three-year period and the second quintile for the one-year period.

The Board and the Independent Directors concluded that the Advisor was implementing each Fund’s investment objective(s) and that the Advisor’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Directors compared the management fees (which Broadridge defines to include the advisory fee and the administrative fee) and net total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Directors by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Directors observed that each Fund’s management fee, after giving effect to applicable waivers and/or reimbursements, was below or near the median of the peer group funds on a current basis, with the exception of the Emerging Markets Income Fund, whose management fees was approximately 5 basis points above the median. The Board and the Independent Directors also observed that each Fund’s net total expenses, after giving effect to applicable waivers and/or reimbursements, were near or below the median of the peer group funds, with the exception of Conservative Allocation Fund, whose net total expenses were approximately 14 basis points above the median.

The Board and the Independent Directors also noted the contractual expense limitations to which the Advisor has agreed with respect to each Fund and that the Advisor historically has absorbed any expenses in excess of these limits. The Board and the Independent Directors noted that for several Funds, their below-median management fee and net total expenses were in part due to substantial

63

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

waiver and/or reimbursement pursuant to the contractual expense limitations. The Board and the Independent Directors concluded that the competitive fees charged by the Advisor, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Directors also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Directors concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

5. The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Directors reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Directors recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Directors also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Directors concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Directors considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Advisor’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. The Board and the Independent Directors recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Directors further noted the Advisor’s past and current subsidies of the operating expenses of newer and smaller Funds and the Advisor’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Directors also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to

64

TCW Funds, Inc.

mutual funds. The Board and the Independent Directors considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of redemptions and that smaller Funds might not grow to become profitable. The Board and the Independent Directors concluded that the Advisor was appropriately sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Directors also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Directors noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Directors concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

65

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed on TCW’s website. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which must include the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Literature/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Company’s first and third quarters and are available on the SEC’s website at www.sec.gov.

66

TCW Funds, Inc.

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2025, the following Funds paid a capital gain distribution within the meaning 852 (b) (3) c of the Code. Each fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Fund	Amounts Per Share
TCW White Oak Emerging Markets Equity Fund	$0.52

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended October 31, 2025:

Fund	Qualified Dividend Income
TCW White Oak Emerging Markets Equity Fund	$61,477

The following are dividend received deduction percentages for the Funds’ corporate shareholders:

Fund	Dividends Received Deductions
TCW White Oak Emerging Markets Equity Fund	3.30%

The following Funds paid foreign taxes during the year ended October 31, 2025 that are available as income tax credits:

Fund	Foreign Tax Credit
TCW Emerging Markets Income Fund	$838,410
TCW Emerging Markets Local Currency Income Fund	$279,501
TCW White Oak Emerging Markets Equity Fund	$33,709

This information is given to meet certain requirements of the Code and should not be used by shareholders for preparing their income tax returns. In February 2026, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends during the calendar year of 2025 Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

67

TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Directors

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Adviser

TCW Investment Management Company LLC

515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, MO 64121

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

For Additional Information

Call 800 FUND TCW (800 386 3829) or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution).

We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

 Financial

 Statements

  and Other Information Form N-CSR Items 7-11

  October 31, 2025

TCW Fixed Income Funds

Central Cash Fund

Core Fixed Income Fund

Global Bond Fund

Securitized Bond Fund

TCW Funds, Inc.

TCW Central Cash Fund

Schedule of Investments	October 31, 2025

Issues		Shares	Value

SHORT-TERM INVESTMENTS — 100.2% of Net Assets

MONEY MARKET INVESTMENTS — 0.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class,

4.01% (1)		5,001,306	$5,001,306

Total Money Market Investments

(Cost: $5,001,306)			5,001,306

Issues	Maturity Date	Principal Amount	Value

REPURCHASE AGREEMENTS — 28.2%

Bank of Montreal Issued 10/31/25, repurchase date 11/01/25 (Collateralized by U.S. Treasury Securities valued at $306,000,045, 4.25% — 4.63%, due 02/05/35 — 05/15/35)

4.12%	11/03/25	$300,000,000	300,000,000

Bank of America NA Issued 10/31/25, repurchase date 11/01/25 (Collateralized by U.S. Treasury Securities valued at $306,000,000, 0.00%, due 02/15/27 — 11/15/51)

4.14%	11/03/25	300,000,000	300,000,000

JP Morgan Securities Issued 10/31/25, repurchase date 11/01/25 (Collateralized by U.S. Treasury Securities valued at $306,000,095, 3.50%, due 02/15/33)

4.14%	11/03/25	300,000,000	300,000,000

Barclays Capital, Inc. Issued 10/31/25, repurchase date 11/01/25 (Collateralized by U.S. Treasury Securities valued at $306,000,001, 0.00% — 5.00%, due 11/28/25 — 11/15/54)

4.14%	11/03/25	300,000,000	300,000,000

Total Repurchase Agreements

(Cost: $1,200,000,000)			1,200,000,000

U.S. GOVERNMENT AGENCY OBLIGATIONS — 31.2%

Federal Home Loan Banks

4.06% (1 day USD SOFR + 0.015%) (2)	07/17/26	100,000,000	100,000,000

Federal Home Loan Banks

4.06% (1 day USD SOFR + 0.020%) (2)	05/28/26	100,000,000	100,000,000

Federal Home Loan Banks

4.06% (1 day USD SOFR + 0.020%) (2)	05/08/26	100,000,000	100,000,000

Federal Home Loan Banks

4.06% (1 day USD SOFR + 0.015%) (2)	02/02/26	100,000,000	100,000,000

Federal Home Loan Banks

4.10% (3)	06/12/26	100,000,000	99,932,690

Federal Home Loan Banks

4.27% (3)	11/03/25	100,000,000	100,000,000

Federal Home Loan Banks

4.05% (1 day USD SOFR + 0.010%) (2)	12/04/25	100,000,000	100,000,000

Issues	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

Federal Home Loan Banks

4.05% (1 day USD SOFR + 0.005%) (2)	02/09/26	$100,000,000	$100,000,000

Federal Home Loan Banks

4.05% (1 day USD SOFR + 0.005%) (2)	01/12/26	100,000,000	100,000,000

Federal Home Loan Banks

4.04% (3)	12/17/25	100,000,000	100,000,000

Federal Home Loan Banks

4.04% (3)	12/08/25	100,000,000	100,000,000

Federal Home Loan Banks

4.06% (1 day USD SOFR + 0.015%) (2)	03/11/26	100,000,000	100,000,000

Federal Home Loan Bank Discount Notes

0.00% (4)	11/03/25	125,000,000	125,000,000

Total U.S. Government Agency Obligations

(Cost: $1,324,932,690)			1,324,932,690

U.S. TREASURY SECURITIES — 40.7%

U.S. Treasury Floating Rate Notes

3.92% (3 mo. Treasury Money Market Yield + 0.150%) (2)	04/30/26	200,000,000	200,010,367

U.S. Treasury Bills

1.34% (5)	11/06/25	280,000,000	279,907,484

U.S. Treasury Bills

3.59% (5)	12/04/25	93,400,000	93,088,704

U.S. Treasury Bills

0.16% (5)	11/04/25	4,313,000	4,312,518

U.S. Treasury Bills

0.16% (5)	11/04/25	100,291,000	100,279,787

U.S. Treasury Bills

0.15% (5)	11/04/25	196,961,000	196,938,973

U.S. Treasury Bills

2.41% (5)	11/12/25	280,000,000	279,722,870

U.S. Treasury Bills

2.31% (5)	11/18/25	136,500,000	136,275,884

U.S. Treasury Bills

3.33% (5)	11/25/25	439,000,000	437,960,290

Total U.S. Treasury Securities

(Cost: $1,728,496,877)			1,728,496,877

Total Short-Term Investments

(Cost: $4,258,430,873)			4,258,430,873

Total Investments (100.2%)

(Cost: $4,258,430,873)			4,258,430,873

Liabilities In Excess Of Other Assets (-0.2%)			(7,874,480)

Net Assets (100.0%)			$4,250,556,393

See accompanying Notes to Financial Statements.

TCW Central Cash Fund

Schedule of Investments (Continued)

Notes to the Schedule of Investments:

SOFR	Secured Overnight Financing Rate.
(1)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Rate shown represents yield-to-maturity.

See accompanying Notes to Financial Statements.

TCW Central Cash Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
U.S. Treasury Securities	$93,088,704	$1,635,408,173	$—	$1,728,496,877
U.S. Government Agency Obligations	—	1,324,932,690	—	1,324,932,690
Repurchase Agreements	—	1,200,000,000	—	1,200,000,000
Money Market Investments	5,001,306	—	—	5,001,306

Total Short-Term Investments	98,090,010	4,160,340,863	—	4,258,430,873

Total Investments	$98,090,010	$4,160,340,863	$—	$4,258,430,873

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 95.9% of Net Assets

CORPORATE BONDS — 17.6%

Aerospace/Defense — 0.4%

General Electric Co.

4.95% (3 mo. USD Term SOFR + 0.742%) (1)	08/15/36		$1,945,000	$1,841,351

Agriculture — 0.3%

Imperial Brands Finance PLC (United Kingdom)

3.88% (2)	07/26/29		35,000	34,341

4.50% (2)	06/30/28		1,060,000	1,066,880

Philip Morris International, Inc.

2.75%	06/06/29	EUR	110,000	126,985

				1,228,206

Airlines — 0.2%

United Airlines Pass-Through Trust Series 2023-1, Class A

5.80%	07/15/37		1,086,911	1,139,703

Auto Manufacturers — 0.2%

Volkswagen Group of America Finance LLC (Germany)

5.65% (2)	03/25/32		15,000	15,535

5.80% (2)	03/27/35		280,000	288,341

Volkswagen International Finance NV (Germany)

7.88% (9 yr. EUR Swap + 4.783%) (1),(3),(4)	09/06/32	EUR	300,000	400,814

				704,690

Banks — 4.7%

Bank of America Corp.

1.66% (1 day USD SOFR + 0.910%) (1)	03/11/27		3,625,000	3,591,469

1.73% (1 day USD SOFR + 0.960%) (1)	07/22/27		1,130,000	1,110,067

1.92% (1 day USD SOFR + 1.370%) (1)	10/24/31		345,000	307,802

2.50% (3 mo. USD Term SOFR + 1.252%) (1)	02/13/31		455,000	422,650

2.57% (1 day USD SOFR + 1.210%) (1)	10/20/32		310,000	278,888

2.69% (1 day USD SOFR + 1.320%) (1)	04/22/32		335,000	306,287

2.97% (1 day USD SOFR + 1.330%) (1)	02/04/33		340,000	310,131

Citigroup, Inc.

2.52% (1 day USD SOFR + 1.177%) (1)	11/03/32		480,000	427,258

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

2.56% (1 day USD SOFR + 1.167%) (1)	05/01/32	$35,000	$31,629

3.06% (1 day USD SOFR + 1.351%) (1)	01/25/33	105,000	95,973

3.89% (3 mo. USD Term SOFR + 1.825%) (1)	01/10/28	45,000	44,832

5.33% (1 day USD SOFR + 1.465%) (1)	03/27/36	225,000	230,607

Goldman Sachs Group, Inc.

1.43% (1 day USD SOFR + 0.798%) (1)	03/09/27	4,260,000	4,215,994

5.02% (1 day USD SOFR + 1.420%) (1)	10/23/35	170,000	171,193

5.54% (1 day USD SOFR + 1.380%) (1)	01/28/36	150,000	156,300

HSBC Holdings PLC (United Kingdom)

2.36% (1 day USD SOFR + 1.947%) (1)	08/18/31	110,000	99,878

JPMorgan Chase & Co.

1.05% (1 day USD SOFR + 0.800%) (1)	11/19/26	260,000	259,631

1.95% (1 day USD SOFR + 1.065%) (1)	02/04/32	1,540,000	1,364,009

2.74% (3 mo. USD Term SOFR + 1.510%) (1)	10/15/30	1,070,000	1,011,524

4.20% (3 mo. USD Term SOFR + 1.522%) (1)	07/23/29	935,000	936,384

Morgan Stanley

1.51% (1 day USD SOFR + 0.858%) (1)	07/20/27	1,145,000	1,123,199

2.51% (1 day USD SOFR + 1.200%) (1)	10/20/32	225,000	201,461

2.94% (1 day USD SOFR + 1.290%) (1)	01/21/33	225,000	204,946

5.59% (1 day USD SOFR + 1.418%) (1)	01/18/36	95,000	99,579

Morgan Stanley Private Bank NA

4.47% (1 day USD SOFR + 0.770%) (1)	07/06/28	1,255,000	1,261,589

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

Banks (Continued)

4.73% (1 day USD SOFR + 1.080%) (1)	07/18/31		$315,000	$319,964

PNC Financial Services Group, Inc.

5.68% (1 day USD SOFR + 1.902%) (1)	01/22/35		100,000	105,573

Santander U.K. Group Holdings PLC (United Kingdom)

1.67% (1 day USD SOFR + 0.989%) (1)	06/14/27		491,000	483,021

2.47% (1 day USD SOFR + 1.220%) (1)	01/11/28		30,000	29,357

U.S. Bancorp

5.68% (1 day USD SOFR + 1.860%) (1)	01/23/35		45,000	47,466

Wells Fargo & Co.

3.58% (3 mo. USD Term SOFR + 1.572%) (1)	05/22/28		260,000	257,855

4.90% (1 day USD SOFR + 2.100%) (1)	07/25/33		315,000	319,832

5.15% (1 day USD SOFR + 1.500%) (1)	04/23/31		820,000	845,920

5.24% (1 day USD SOFR + 1.110%) (1)	01/24/31		770,000	796,888

				21,469,156

Chemicals — 0.3%

International Flavors & Fragrances, Inc.

2.30% (2)	11/01/30		1,185,000	1,061,535

3.27% (2)	11/15/40		235,000	182,217

				1,243,752

Commercial Services — 0.3%

AA Bond Co. Ltd. (United Kingdom)

8.45% (3)	07/31/50	GBP	215,000	301,562

Volkswagen Financial Services AG (Germany)

3.88% (3)	11/19/31	EUR	1,000,000	1,175,345

				1,476,907

Diversified Financial Services — 1.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

3.00%	10/29/28		2,785,000	2,689,196

Air Lease Corp.

3.63%	12/01/27		400,000	393,940

4.63%	10/01/28		1,500,000	1,504,605

Issues	Maturity Date	Principal Amount		Value

Diversified Financial Services (Continued)

American Express Co.

4.92% (1 day USD SOFR + 1.220%) (1)	07/20/33		$415,000	$422,926

Avolon Holdings Funding Ltd. (Ireland)

2.53% (2)	11/18/27		389,000	375,148

				5,385,815

Electric — 1.4%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (1)	04/01/56		370,000	371,732

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (1)	03/15/56		200,000	200,404

6.05% (5 yr. CMT + 1.940%) (1)	03/15/56		490,000	496,791

Appalachian Power Co.

5.65%	04/01/34		1,025,000	1,075,461

CenterPoint Energy, Inc.

5.95% (5 yr. CMT + 2.223%) (1)	04/01/56		375,000	377,891

Dominion Energy, Inc.

6.20% (5 yr. CMT + 2.006%) (1)	02/15/56		560,000	566,737

Duke Energy Progress LLC

3.70%	10/15/46		1,000,000	780,720

Electricite de France SA

2.00% (3)	12/09/49	EUR	200,000	141,920

4.75% (3)	06/17/44	EUR	200,000	234,718

Elia Group SA (Belgium)

3.88% (3)	06/11/31	EUR	200,000	237,119

Enel Finance International NV (Italy)

4.50% (3)	02/20/43	EUR	140,000	168,147

Eurogrid GmbH (Germany)

1.11% (3)	05/15/32	EUR	200,000	202,345

Scottish Hydro Electric Transmission PLC (United Kingdom)

3.38% (3)	09/04/32	EUR	100,000	116,534

Southern Co.

3.75% (5 yr. CMT + 2.915%) (1)	09/15/51		925,000	914,520

Tennet Netherlands BV

4.75% (3)	10/28/42	EUR	415,000	532,563

				6,417,602

Engineering & Construction — 0.1%

Heathrow Funding Ltd. (United Kingdom)

4.50% (3)	07/11/35	EUR	310,000	383,696

Food — 0.7%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

3.00%	02/02/29		240,000	230,169

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Food (Continued)

6.50%	12/01/52		$600,000	$623,550

6.75%	03/15/34		882,000	973,649

Smithfield Foods, Inc.

2.63% (2)	09/13/31		1,565,000	1,382,114

				3,209,482

Gas — 0.2%

KeySpan Gas East Corp.

3.59% (2)	01/18/52		650,000	444,977

National Gas Transmission PLC (United Kingdom)

4.25% (3)	04/05/30	EUR	540,000	655,086

				1,100,063

Health Care-Products — 0.1%

Medtronic Global Holdings SCA

1.75%	07/02/49	EUR	100,000	73,781

Sartorius Finance BV (Germany)

4.50% (3)	09/14/32	EUR	100,000	122,352

Thermo Fisher Scientific, Inc.

1.88%	10/01/49	EUR	420,000	316,663

				512,796

Health Care-Services — 1.2%

Centene Corp.

3.00%	10/15/30		1,683,000	1,505,528

Cigna Group

5.25%	01/15/36		770,000	782,505

Elevance Health, Inc.

5.38%	06/15/34		435,000	449,481

Fresenius Medical Care U.S. Finance III, Inc. (Germany)

1.88% (2)	12/01/26		1,000,000	973,200

Humana, Inc.

5.55%	05/01/35		1,125,000	1,151,437

UnitedHealth Group, Inc.

5.63%	07/15/54		745,000	742,668

				5,604,819

Insurance — 0.6%

Athene Global Funding

3.21% (2)	03/08/27		815,000	801,495

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(2)	11/01/53		2,065,000	2,052,280

Teachers Insurance & Annuity Association of America

4.27% (2)	05/15/47		130,000	108,581

				2,962,356

Internet — 0.4%

Meta Platforms, Inc.

4.88%	11/15/35		400,000	401,332

Issues	Maturity Date	Principal Amount		Value

Internet (Continued)

5.63%	11/15/55		$1,270,000	$1,261,682

				1,663,014

Lodging — 0.1%

Las Vegas Sands Corp.

6.00%	06/14/30		555,000	580,558

Media — 0.4%

Time Warner Cable LLC

4.50%	09/15/42		1,475,000	1,169,970

5.50%	09/01/41		933,000	841,445

				2,011,415

Miscellaneous Manufacturers — 0.0%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	140,000	92,199

Oil & Gas — 0.0%

Petroleos Mexicanos

6.75%	09/21/47		181,000	149,332

Packaging & Containers — 0.5%

Amcor Flexibles North America, Inc.

5.10%	03/17/30		235,000	241,289

Amcor U.K. Finance PLC (Australia)

3.95%	05/29/32	EUR	515,000	607,823

Berry Global, Inc.

1.57%	01/15/26		1,000,000	994,000

4.88% (2)	07/15/26		270,000	270,075

				2,113,187

Pharmaceuticals — 0.5%

Bayer U.S. Finance II LLC (Germany)

4.38% (2)	12/15/28		1,023,000	1,019,808

4.88% (2)	06/25/48		905,000	769,114

CVS Health Corp.

4.78%	03/25/38		185,000	173,758

5.05%	03/25/48		475,000	425,491

				2,388,171

Pipelines — 0.3%

Southern Natural Gas Co. LLC

7.35%	02/15/31		1,380,000	1,539,997

Real Estate — 0.1%

Blackstone Property Partners Europe Holdings SARL (Luxembourg)

1.00% (3)	05/04/28	EUR	315,000	347,463

LEG Immobilien SE (Germany)

1.50% (3)	01/17/34	EUR	100,000	96,792

				444,255

REIT — 1.9%

American Assets Trust LP

3.38%	02/01/31		505,000	460,621

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

REIT (Continued)

American Homes 4 Rent LP

3.38%	07/15/51		$410,000	$280,838

American Tower Corp. (REIT)

2.90%	01/15/30		750,000	708,525

CubeSmart LP

3.00%	02/15/30		317,000	300,215

Digital Dutch Finco BV

1.25% (3)	02/01/31	EUR	560,000	584,586

Equinix Europe 2 Financing Corp. LLC (REIT)

3.63%	11/22/34	EUR	465,000	529,103

Extra Space Storage LP

2.40%	10/15/31		475,000	419,468

3.90%	04/01/29		250,000	246,565

GLP Capital LP/GLP Financing II, Inc.

4.00%	01/15/31		170,000	162,670

5.75%	06/01/28		1,600,000	1,645,552

Healthcare Realty Holdings LP

2.05%	03/15/31		164,000	141,801

Hudson Pacific Properties LP

3.25%	01/15/30		349,000	298,904

4.65%	04/01/29		2,000	1,844

Invitation Homes Operating Partnership LP

2.00%	08/15/31		496,000	430,027

LXP Industrial Trust

2.38%	10/01/31		1,592,000	1,384,483

Prologis Euro Finance LLC

4.25%	01/31/43	EUR	450,000	514,071

Rexford Industrial Realty LP

2.15%	09/01/31		25,000	21,839

VICI Properties LP/VICI Note Co., Inc.

3.88% (2)	02/15/29		325,000	317,817

4.13% (2)	08/15/30		41,000	39,671

				8,488,600

Semiconductors — 0.1%

Foundry JV Holdco LLC

5.50% (2)	01/25/31		140,000	145,243

Intel Corp.

3.73%	12/08/47		305,000	224,645

5.70%	02/10/53		160,000	153,862

				523,750

Software — 0.6%

Fiserv, Inc.

5.25%	08/11/35		320,000	319,168

Oracle Corp.

3.95%	03/25/51		205,000	146,175

4.80%	08/03/28		575,000	583,257

5.20%	09/26/35		1,065,000	1,048,599

5.88%	09/26/45		400,000	385,204

Issues	Maturity Date	Principal Amount		Value

Software (Continued)

5.95%	09/26/55		$175,000	$166,180

				2,648,583

Telecommunications — 0.5%

Global Switch Finance BV (United Kingdom)

1.38% (3)	10/07/30		EUR 695,000	760,304

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC

5.15% (2)	09/20/29		1,252,500	1,261,605

T-Mobile USA, Inc.

5.05%	07/15/33		350,000	356,902

				2,378,811

Transportation — 0.1%

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29	AUD	420,000	256,201

Water — 0.2%

Suez SACA (France)

2.88% (3)	05/24/34	EUR	400,000	435,073

United Utilities Water Finance PLC (United Kingdom)

3.75% (3)	05/23/34	EUR	190,000	222,769

Yorkshire Water Finance PLC (United Kingdom)

6.38% (3)	11/18/34	GBP	230,000	315,485

				973,327

Total Corporate Bonds

(Cost: $80,089,689)				80,931,794

MUNICIPAL BONDS — 0.7%

Medina Valley Independent School District, General Obligation Unlimited

4.75%	02/15/50		185,000	190,834

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds

2.00%	08/01/35		1,000,000	795,962

5.00%	11/01/53		250,000	259,865

New York State Dormitory Authority, Revenue Bonds

5.00%	03/15/54		355,000	371,767

New York State Thruway Authority, Revenue Bonds

5.00%	03/15/53		475,000	492,557

5.00%	03/15/56		125,000	130,985

5.00%	03/15/59		125,000	130,362

Northwest Independent School District, General Obligation Unlimited

5.00%	02/15/55		270,000	283,161

Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds

3.26%	05/15/60		1,060,000	694,894

Total Municipal Bonds

(Cost: $3,791,453)				3,350,387

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES — 6.0%

BlueMountain CLO Ltd. Series 2015-4A, Class CR2

5.18% (3 mo. USD Term SOFR + 1.300%) (1),(2)	04/20/30	$400,000	$400,377

Clover CLO LLC Series 2018-1A, Class A1RR

5.41% (3 mo. USD Term SOFR + 1.530%) (1),(2)	04/20/37	2,190,000	2,199,859

Dryden 40 Senior Loan Fund Series 2015-40A, Class AR2

5.36% (3 mo. USD Term SOFR + 1.150%) (1),(2)	08/15/31	1,247,638	1,248,267

Dryden XXVI Senior Loan Fund Series 2013-26A, Class AR

5.07% (3 mo. USD Term SOFR + 1.162%) (1),(2)	04/15/29	131,148	131,375

JGWPT XXX LLC Series 2013-3A, Class A

4.08% (2)	01/17/73	831,711	793,270

LCM 37 Ltd. Series 37A, Class A1R

4.96% (3 mo. USD Term SOFR + 1.060%) (1),(2)	04/15/34	2,141,740	2,140,605

LCM Loan Income Fund I Ltd. Series 1A, Class B

5.60% (3 mo. USD Term SOFR + 1.712%) (1),(2)	04/20/31	50,000	50,057

Madison Park Funding XLVIII Ltd. Series 2021-48A, Class A

5.30% (3 mo. USD Term SOFR + 1.412%) (1),(2)	04/19/33	3,390,073	3,398,951

Navient Private Education Refi Loan Trust Series 2021-GA, Class A

1.58% (2)	04/15/70	1,976,865	1,797,448

Octagon 57 Ltd. Series 2021-1A, Class AR

4.96% (3 mo. USD Term SOFR + 1.070%) (1),(2)	10/15/34	1,335,000	1,335,977

Rockford Tower CLO Ltd. Series 2019-1A, Class AR2

4.98% (3 mo. USD Term SOFR + 1.100%) (1),(2)	04/20/34	1,450,000	1,449,271

Skyline Aviation, Inc. Class A

3.23% (5)	07/03/38	3,637,885	3,416,058

SLM Student Loan Trust Series 2003-7A, Class A5A

5.83% (90 day USD SOFR Average + 1.462%) (1),(2)	12/15/33	1,022,266	1,005,531

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust Series 2008-2, Class B

5.77% (90 day USD SOFR Average + 1.462%) (1)	01/25/83	$710,000	$744,359

SLM Student Loan Trust Series 2008-3, Class B

5.77% (90 day USD SOFR Average + 1.462%) (1)	04/26/83	710,000	730,455

SLM Student Loan Trust Series 2008-4, Class A4

6.22% (90 day USD SOFR Average + 1.912%) (1)	07/25/22	1,158,754	1,162,228

SLM Student Loan Trust Series 2008-4, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	04/25/73	710,000	741,829

SLM Student Loan Trust Series 2008-5, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	07/25/73	710,000	745,738

SLM Student Loan Trust Series 2008-6, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	710,000	731,928

SLM Student Loan Trust Series 2008-7, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	07/26/83	710,000	705,419

Symphony CLO XXIV Ltd. Series 2020-24A, Class A1R

5.26% (3 mo. USD Term SOFR + 1.130%) (1),(2)	10/23/35	1,475,000	1,475,417

Thompson Park CLO Ltd. Series 2021-1A, Class A1R

4.95% (3 mo. USD Term SOFR + 1.050%) (1),(2)	04/15/34	1,100,000	1,100,546

Total Asset-Backed Securities

(Cost: $27,554,446)			27,504,965

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.3%

BAMLL Commercial Mortgage Securities Trust Series 2018-PARK, Class A

4.09% (2),(6)	08/10/38	1,930,000	1,891,905

BX Trust Series 2019-OC11, Class A

3.20% (2)	12/09/41	1,485,000	1,406,829

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CSAIL Commercial Mortgage Trust Series 2020-C19, Class A3

2.56%	03/15/53	$3,004,000	$2,737,115

DGWD Trust Series 2025-INFL, Class B

5.83% (1 mo. USD Term SOFR + 1.800%) (1),(2)	08/15/35	1,200,000	1,204,283

Extended Stay America Trust Series 2025-ESH, Class B

5.75% (1 mo. USD Term SOFR + 1.600%) (1),(2)	10/15/42	1,145,000	1,150,495

Hilton USA Trust Series 2025-NVIL, Class A

5.78% (1 mo. USD Term SOFR + 1.743%) (1),(2)	07/15/42	800,000	804,354

Hudson Yards Mortgage Trust Series 2019-30HY, Class A

3.23% (2)	07/10/39	2,185,000	2,088,073

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

2.94% (2),(6)	12/10/41	1,180,000	1,107,395

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (2)	06/05/39	1,160,000	1,096,893

LoanCore Issuer LLC Series 2025-CRE9, Class AS

5.76% (1 mo. USD Term SOFR + 1.700%) (1),(2)	08/18/42	475,000	475,739

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (2)	09/15/54	1,495,000	1,380,857

SCG Trust Series 2025-SNIP, Class B

5.68% (1 mo. USD Term SOFR + 1.650%) (1),(2)	09/15/42	1,430,000	1,432,532

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A1

3.87% (2),(6)	01/05/43	1,710,000	1,478,063

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (2),(6)	01/05/43	70,000	60,878

WBHT Commercial Mortgage Trust Series 2025-WBM, Class A

5.77% (1 mo. USD Term SOFR + 1.742%) (1),(2)	06/15/42	1,235,000	1,238,291

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $20,178,100)			19,553,702

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 33.7%

Federal Home Loan Mortgage Corp., Pool #A97179

4.50%	03/01/41	753,677	755,640

Federal Home Loan Mortgage Corp., Pool #G06360

4.00%	03/01/41	850,235	833,462

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #G06498

4.00%	04/01/41	$588,448	$575,674

Federal Home Loan Mortgage Corp., Pool #G06499

4.00%	03/01/41	385,975	377,590

Federal Home Loan Mortgage Corp., Pool #G07849

3.50%	05/01/44	510,767	489,528

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	961,450	875,890

Federal Home Loan Mortgage Corp., Pool #G08711

3.50%	06/01/46	1,546,886	1,457,155

Federal Home Loan Mortgage Corp., Pool #G08715

3.00%	08/01/46	1,867,447	1,701,262

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	1,047,489	986,727

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	1,496,050	1,362,916

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	417,323	393,115

Federal Home Loan Mortgage Corp., Pool #G08726

3.00%	10/01/46	1,445,000	1,316,409

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	1,452,489	1,323,232

Federal Home Loan Mortgage Corp., Pool #G08816

3.50%	06/01/48	210,886	197,917

Federal Home Loan Mortgage Corp., Pool #G08826

5.00%	06/01/48	194,497	197,226

Federal Home Loan Mortgage Corp., Pool #G08843

4.50%	10/01/48	735,259	728,974

Federal Home Loan Mortgage Corp., Pool #G60038

3.50%	01/01/44	734,088	699,559

Federal Home Loan Mortgage Corp., Pool #G60344

4.00%	12/01/45	370,330	360,659

Federal Home Loan Mortgage Corp., Pool #G67706

3.50%	12/01/47	431,941	408,034

Federal Home Loan Mortgage Corp., Pool #G67707

3.50%	01/01/48	4,753,828	4,502,606

Federal Home Loan Mortgage Corp., Pool #G67718

4.00%	01/01/49	1,085,573	1,052,966

Federal Home Loan Mortgage Corp., Pool #Q05261

3.50%	12/01/41	691,463	665,355

Federal Home Loan Mortgage Corp., Pool #Q20178

3.50%	07/01/43	1,468,396	1,409,845

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	3,374,202	3,053,729

Federal Home Loan Mortgage Corp., Pool #SD8178

2.50%	11/01/51	4,547,432	3,884,945

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	1,459,329	1,430,147

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD8257

4.50%	10/01/52	$1,063,447	$1,041,853

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50%	11/01/52	431,448	422,621

Federal Home Loan Mortgage Corp., Pool #SL1660

4.50%	10/01/53	877,873	860,047

Federal Home Loan Mortgage Corp., Pool #ZM1779

3.00%	09/01/46	905,726	824,178

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	739,114	716,021

Federal Home Loan Mortgage Corp. REMICS Series 2439, Class KZ

6.50%	04/15/32	34,824	36,260

Federal Home Loan Mortgage Corp. REMICS Series 2575, Class FD (PAC)

4.80% (30 day USD SOFR Average + 0.564%) (1)	02/15/33	102,973	102,909

Federal Home Loan Mortgage Corp. REMICS Series 2662, Class MT (TAC)

4.50%	08/15/33	30,694	30,899

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

2.06% (-30 day USD SOFR Average + 6.296%) (1)	05/15/37	2,859	169

Federal Home Loan Mortgage Corp. REMICS Series 3339, Class JS (I/F)

14.57% (-30 day USD SOFR Average + 42.091%) (1)	07/15/37	119,125	169,590

Federal Home Loan Mortgage Corp. REMICS Series 3351, Class ZC

5.50%	07/15/37	106,889	109,379

Federal Home Loan Mortgage Corp. REMICS Series 3380, Class SM (I/O) (I/F)

2.06% (-30 day USD SOFR Average + 6.296%) (1)	10/15/37	165,067	16,886

Federal Home Loan Mortgage Corp. REMICS Series 3382, Class FL

5.05% (30 day USD SOFR Average + 0.814%) (1)	11/15/37	36,757	36,932

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

1.55% (-30 day USD SOFR Average + 5.786%) (1)	04/15/38	650,187	42,225

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3578, Class DI (I/O) (I/F)

2.30% (-30 day USD SOFR Average + 6.536%) (1)	04/15/36	$221,511	$21,771

Federal Home Loan Mortgage Corp. REMICS Series 4818, Class CA

3.00%	04/15/48	356,255	319,998

Federal National Mortgage Association, Pool #596686

6.50%	11/01/31	3,232	3,398

Federal National Mortgage Association, Pool #727575

5.00%	06/01/33	9,468	9,631

Federal National Mortgage Association, Pool #748751

5.50%	10/01/33	27,419	28,255

Federal National Mortgage Association, Pool #AL0209

4.50%	05/01/41	208,086	208,382

Federal National Mortgage Association, Pool #AL0851

6.00%	10/01/40	193,423	205,008

Federal National Mortgage Association, Pool #AN0245

3.42%	11/01/35	1,528,147	1,473,715

Federal National Mortgage Association, Pool #AS9830

4.00%	06/01/47	413,301	399,137

Federal National Mortgage Association, Pool #BN7755

3.00%	09/01/49	2,146,723	1,942,833

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	3,074,687	2,511,079

Federal National Mortgage Association, Pool #BV7937

4.00%	08/01/52	3,928,281	3,746,591

Federal National Mortgage Association, Pool #BV8464

3.00%	04/01/52	665,019	591,900

Federal National Mortgage Association, Pool #BX8625

5.00%	04/01/53	4,649,533	4,637,140

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	999,231	989,596

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	688,933	682,289

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	552,497	547,169

Federal National Mortgage Association, Pool #CB0290

2.00%	04/01/51	6,309,384	5,160,733

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	5,819,037	5,025,254

Federal National Mortgage Association, Pool #CB2313

2.50%	12/01/51	6,349,188	5,471,292

Federal National Mortgage Association, Pool #CB3289

2.00%	04/01/52	8,449,947	6,920,517

Federal National Mortgage Association, Pool #FM2318

3.50%	09/01/49	215,660	202,350

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	1,446,405	1,309,029

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #FS4233

4.50%	12/01/52	$5,564,058	$5,451,075

Federal National Mortgage Association, Pool #FS4701

4.50%	04/01/53	3,068,447	3,003,926

Federal National Mortgage Association, Pool #FS6953

4.00%	02/01/53	2,381,029	2,271,271

Federal National Mortgage Association, Pool #MA1146

4.00%	08/01/42	443,728	432,324

Federal National Mortgage Association, Pool #MA1561

3.00%	09/01/33	771,474	747,134

Federal National Mortgage Association, Pool #MA1584

3.50%	09/01/33	1,130,195	1,108,992

Federal National Mortgage Association, Pool #MA3182

3.50%	11/01/47	247,114	231,841

Federal National Mortgage Association, Pool #MA4093

2.00%	08/01/40	3,359,937	2,962,510

Federal National Mortgage Association, Pool #MA4281

2.00%	03/01/51	6,365,472	5,217,401

Federal National Mortgage Association, Pool #MA4387

2.00%	07/01/41	482,516	421,863

Federal National Mortgage Association, Pool #MA4512

2.50%	01/01/52	1,569,815	1,340,145

Federal National Mortgage Association, Pool #MA4655

4.00%	07/01/52	3,538,172	3,370,783

Federal National Mortgage Association, Pool #MA5138

5.50%	09/01/53	3,020,917	3,062,645

Federal National Mortgage Association Interest STRIPS Series 426, Class C39 (I/O)

2.00%	09/25/51	2,665,089	356,083

Federal National Mortgage Association Interest STRIPS Series 426, Class C43 (I/O)

2.00%	07/25/50	2,311,844	301,230

Federal National Mortgage Association Interest STRIPS Series 426, Class C44 (I/O)

2.00%	03/25/52	5,711,146	754,797

Federal National Mortgage Association Interest STRIPS Series 426, Class C45 (I/O)

2.00%	07/25/51	6,728,256	885,071

Federal National Mortgage Association REMICS Series 2001-14, Class SH (I/F)

12.78% (-30 day USD SOFR Average + 27.424%) (1)	03/25/30	11,456	12,180

Federal National Mortgage Association REMICS Series 2001-34, Class FV

4.80% (30 day USD SOFR Average + 0.614%) (1)	08/25/31	25,893	25,918

Federal National Mortgage Association REMICS Series 2007-89, Class GF

4.82% (30 day USD SOFR Average + 0.634%) (1)	09/25/37	158,943	159,048

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2008-30, Class SA (I/O) (I/F)

2.55% (-30 day USD SOFR Average + 6.736%) (1)	04/25/38	$34,769	$4,176

Federal National Mortgage Association REMICS Series 2008-62, Class SN (I/O) (I/F)

1.90% (-30 day USD SOFR Average + 6.086%) (1)	07/25/38	40,974	2,986

Federal National Mortgage Association REMICS Series 2009-64, Class TB

4.00%	08/25/29	206,697	205,616

Federal National Mortgage Association REMICS Series 2009-68, Class SA (I/O) (I/F)

2.45% (-30 day USD SOFR Average + 6.636%) (1)	09/25/39	27,780	3,126

Federal National Mortgage Association REMICS Series 2010-26, Class AS (I/O) (I/F)

2.03% (-30 day USD SOFR Average + 6.216%) (1)	03/25/40	393,171	40,189

Federal National Mortgage Association REMICS Series 2011-111, Class DB

4.00%	11/25/41	894,647	881,475

Federal National Mortgage Association REMICS Series 2018-38, Class LA

3.00%	06/25/48	686,695	620,508

Federal National Mortgage Association REMICS Series 2018-43, Class CT

3.00%	06/25/48	510,763	461,513

Federal National Mortgage Association REMICS Series 2019-79, Class FA

4.80% (30 day USD SOFR Average + 0.614%) (1)	01/25/50	1,257,533	1,239,276

Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)

2.00%	07/25/52	19,385,364	2,490,467

Federal National Mortgage Association REMICS Trust Series 2004-W10, Class A6 (PAC)

5.75%	08/25/34	437,013	446,353

Government National Mortgage Association, Pool #608259

4.50%	08/15/33	9,682	9,750

Government National Mortgage Association, Pool #782114

5.00%	09/15/36	40,623	41,528

Government National Mortgage Association, Pool #MA3521

3.50%	03/20/46	687,976	642,863

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	667,399	623,650

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	297,993	271,775

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	$651,215	$608,527

Government National Mortgage Association, Pool #MA4127

3.50%	12/20/46	943,783	881,917

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	226,568	230,987

Government National Mortgage Association, Pool #MA4589

5.00%	07/20/47	517,994	528,098

Government National Mortgage Association, Pool #MA4722

5.00%	09/20/47	165,730	168,822

Government National Mortgage Association, Pool #MA4777

3.00%	10/20/47	214,462	195,390

Government National Mortgage Association, Pool #MA4838

4.00%	11/20/47	485,731	468,130

Government National Mortgage Association, Pool #MA4901

4.00%	12/20/47	837,400	807,054

Government National Mortgage Association, Pool #MA5078

4.00%	03/20/48	593,429	571,924

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	1,162,261	1,153,824

Government National Mortgage Association, Pool #MA5466

4.00%	09/20/48	40,581	39,050

Government National Mortgage Association, Pool #MA5467

4.50%	09/20/48	71,077	70,561

Government National Mortgage Association, Pool #MA6030

3.50%	07/20/49	64,928	59,329

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	468,311	417,451

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	2,744,171	2,697,728

Government National Mortgage Association REMICS Series 2008-27, Class SI (I/O) (I/F)

2.32% (-1 mo. USD Term SOFR + 6.356%) (1)	03/20/38	111,587	12,072

Government National Mortgage Association REMICS Series 2008-81, Class S (I/O) (I/F)

2.05% (-1 mo. USD Term SOFR + 6.086%) (1)	09/20/38	427,287	42,375

Government National Mortgage Association REMICS Series 2010-1, Class S (I/O) (I/F)

1.60% (-1 mo. USD Term SOFR + 5.636%) (1)	01/20/40	645,807	56,960

Government National Mortgage Association REMICS Series 2018-124, Class NW

3.50%	09/20/48	593,120	551,902

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2023-134, Class F

5.18% (30 day USD SOFR Average + 1.000%) (1)	08/20/53	$555,561	$555,668

Government National Mortgage Association REMICS Series 2024-30, Class CF

5.43% (30 day USD SOFR Average + 1.250%) (1)	02/20/54	866,291	870,414

Government National Mortgage Association REMICS Series 2024-97, Class FW

5.33% (30 day USD SOFR Average + 1.150%) (1)	06/20/54	174,520	175,107

Government National Mortgage Association, TBA

2.50% (7)	12/01/51	5,300,000	4,590,123

3.50% (7)	02/01/52	4,125,000	3,775,800

4.00% (7)	05/01/52	2,800,000	2,647,646

4.50% (7)	08/01/54	1,875,000	1,829,587

5.00% (7)	04/01/55	4,350,000	4,336,328

5.50% (7)	05/01/55	4,125,000	4,159,774

Uniform Mortgage-Backed Security, TBA

5.00% (7)	04/01/55	275,000	273,663

5.50% (7)	04/01/55	3,825,000	3,864,971

Total Residential Mortgage-Backed Securities — Agency

(Cost: $157,810,433)			154,600,268

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY— 8.9%

Ajax Mortgage Loan Trust Series 2019-F, Class A1

2.86% (2)	07/25/59	1,073,697	1,049,312

Angel Oak Mortgage Trust Series 2025-8, Class A1

5.41% (2)	07/25/70	1,475,564	1,485,057

Bayview MSR Opportunity Master Fund Trust Series 2021-5, Class A5

2.50% (2),(6)	11/25/51	3,142,499	2,828,038

Citigroup Mortgage Loan Trust, Inc. Series 2005-5, Class 2A2

5.75%	08/25/35	110,878	96,951

Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1, Class A1

4.40% (1 mo. USD Term SOFR + 0.404%)(1),(2)	09/25/36	2,476,586	2,425,362

Cross Mortgage Trust Series 2025-H2, Class A1

5.36% (2),(6)	03/25/70	1,332,541	1,337,699

CSMC Trust Series 2018-RPL9, Class A

3.85% (2),(6)	09/25/57	1,721,481	1,666,717

CSMC Trust Series 2022-ATH2, Class A1

4.55% (2),(6)	05/25/67	2,602,629	2,595,315

Fremont Home Loan Trust Series 2005-E, Class 2A4

4.77% (1 mo. USD Term SOFR + 0.774%) (1)	01/25/36	2,722,634	2,646,528

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GS Mortgage-Backed Securities Trust Series 2018-RPL1, Class A1A

3.75% (2)	10/25/57	$1,193,101	$1,171,529

GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A6

2.50% (2),(6)	12/25/51	3,046,388	2,732,316

GS Mortgage-Backed Securities Trust Series 2025-PJ6, Class A5

5.50% (2),(6)	11/25/55	1,508,186	1,517,545

GSAA Home Equity Trust Series 2005-11, Class 2A2

4.75% (1 mo. USD Term SOFR + 0.754%) (1)	10/25/35	220,068	243,484

IndyMac INDX Mortgage Loan Trust Series 2005-AR6, Class 2A1

4.59% (1 mo. USD Term SOFR + 0.594%) (1)	04/25/35	396,477	329,424

JPMorgan Mortgage Trust Series 2021-INV3, Class A3

2.50% (2),(6)	12/25/51	3,906,048	3,517,956

JPMorgan Mortgage Trust Series 2021-INV5, Class A3

3.00% (2),(6)	12/25/51	4,463,330	4,129,574

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-WMC2, Class M1

5.02% (1 mo. USD Term SOFR + 1.029%) (1)	07/25/34	374,217	378,182

Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A 5.63% (6)	04/25/34	50,854	50,287

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCW2, Class M3

4.93% (1 mo. USD Term SOFR + 0.939%) (1)	07/25/35	3,329,969	3,241,974

Starwood Mortgage Residential Trust Series 2021-3, Class A1

1.13% (2),(6)	06/25/56	1,614,338	1,434,148

Structured Asset Investment Loan Trust Series 2004-6, Class A3

4.91% (1 mo. USD Term SOFR + 0.914%) (1)	07/25/34	1,147,597	1,203,059

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR15, Class A1A1

4.63% (1 mo. USD Term SOFR + 0.634%) (1)	11/25/45	3,129,731	2,960,498

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR3, Class A2

4.93% (6)	03/25/35	333,750	333,111

Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 2A1

6.00%	07/25/37	34,001	31,090

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2004-2, Class A33

5.11% (1 mo. USD Term SOFR + 1.114%) (1)	10/25/34		$1,568,419	$1,619,828

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $40,149,849)				41,024,984

U.S. TREASURY SECURITIES—24.0%

U.S. Treasury Bonds

4.75%	08/15/55		9,092,000	9,216,305

4.88%	08/15/45		17,880,000	18,417,797

U.S. Treasury Notes

3.50%	10/31/27		3,525,000	3,518,459

3.63%	10/31/30		44,912,000	44,748,843

3.75%	10/31/32		17,765,000	17,616,496

4.25%	08/15/35		16,337,000	16,542,489

Total U.S. Treasury Securities

(Cost: $109,250,541)				110,060,389

FOREIGN GOVERNMENT BONDS — 0.7%

Foreign Government Bonds — 0.1%

Israel Government International Bonds

5.38%	02/19/30		380,000	394,030

Regional (State & Province) — 0.6%

New South Wales Treasury Corp.

4.75% (3)	02/20/37	AUD	1,180,000	751,722

5.25% (3)	02/24/38	AUD	625,000	411,730

Queensland Treasury Corp.

5.00% (2)	07/21/37	AUD	1,180,000	762,290

5.25% (2)	08/13/38	AUD	930,000	608,806

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	590,000	274,608

				2,809,156

Total Foreign Government Bonds

(Cost: $3,202,161)				3,203,186

Total Fixed Income Securities

(Cost: $442,026,672)				440,229,675

PURCHASED OPTIONS (8) (0.0%) (Cost: $222,196)				26,984

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Issues	Shares	Value

MONEY MARKET INVESTMENTS—10.5%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (9)	2,863,730	$2,863,730

TCW Central Cash Fund, 4.07% (9),(10)	45,324,011	45,324,011

Total Money Market Investments

(Cost: $48,187,741)		48,187,741

Total Investments (106.4%)

(Cost: $490,436,609)		488,444,400

Liabilities In Excess Of Other Assets (-6.4%)		(29,471,732)

Net Assets (100.0%)		$458,972,668

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
532	2-Year U.S. Treasury Note Futures	12/31/25	$110,835,851	$110,784,844	$(51,007)
42	5-Year U.S. Treasury Note Futures	12/31/25	4,587,829	4,586,859	(970)
6	Euro-Bobl Futures	12/8/25	816,282	818,974	2,692
23	U.S. Long Bond Futures	12/19/25	2,620,384	2,698,188	77,804
167	U.S. Ultra Long Bond Futures	12/19/25	19,486,485	20,253,969	767,484

			$138,346,831	$139,142,834	$796,003

Short Futures
7	3-Year Australian Bond Futures	12/15/25	$(491,341)	$(489,065)	$2,276
48	10-Year Australian Bond Futures	12/15/25	(3,569,603)	(3,570,068)	(465)
48	10-Year U.S. Treasury Note Futures	12/19/25	(5,465,993)	(5,543,250)	(77,257)
10	30-Year Euro-Buxl Futures	12/8/25	(1,303,862)	(1,340,257)	(36,395)
37	Euro-Bund Futures	12/8/25	(5,468,424)	(5,525,652)	(57,228)
2	Long Gilt Futures	12/29/25	(238,605)	(246,005)	(7,400)

			$(16,537,828)	$(16,714,297)	$(176,469)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Goldman Sachs & Co.	EUR	1,527,286	01/09/26	$1,773,173	$1,769,384	$(3,789)

				$1,773,173	$1,769,384	$(3,789)

SELL (12)
Citibank N.A.	GBP	469,223	01/09/26	$630,396	$616,517	$13,879
Bank of New York	AUD	4,834,658	01/09/26	3,193,698	3,167,129	26,569
Citibank N.A.	EUR	9,194,478	01/09/26	10,811,696	10,651,938	159,758

				$14,635,790	$14,435,584	$200,206

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

October 31, 2025

Swaptions

Description	Counterparty	Coupon Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
2-Year Interest Rate Swap	Citibank N.A.	4.00	3/31/26	24,872,000	24,872,000	$7,312	$42,780	$(35,468)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	3/31/26	10,393,000	10,393,000	7,452	46,769	(39,317)
5-Year Interest Rate Swap	JPMorgan Chase Bank	4.22	2/27/26	10,393,000	10,393,000	4,271	39,494	(35,223)
2-Year Interest Rate Swap	Goldman Sachs	4.05	2/3/28	24,872,000	24,872,000	1,870	28,602	(26,732)
2-Year Interest Rate Swap	Goldman Sachs	4.03	3/3/28	24,872,000	24,872,000	3,994	32,333	(28,339)
5-Year Interest Rate Swap	Bank of America	4.22	1/30/26	10,393,000	10,393,000	2,085	32,218	(30,133)

Total Swaptions						$26,984	$222,196	$(195,212)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TAC	Target Amortization Class.
TBA	To Be Announced.
AUD	Australian Dollar.
EUR	Euro Currency.
GBP	British Pound Sterling.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $77,215,179 or 16.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $8,598,125 or 1.9% of net assets.
(4)	Perpetual maturity.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	See options table for description of purchased options.
(9)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(10)	Affiliated issuer.
(11)	Fund buys foreign currency, sells USD.
(12)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

The summary of the TCW Core Fixed Income Fund transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$58,589,783	$1,504,094,228	$1,517,360,000	45,324,011	$45,324,011	$3,203,042	$—	$—	$—

Total					$45,324,011	$3,203,042	$—	$—	$—

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$154,600,268	$—	$154,600,268
U.S. Treasury Securities	—	110,060,389	—	110,060,389
Corporate Bonds	—	80,931,794	—	80,931,794
Residential Mortgage-Backed Securities — Non-Agency	—	41,024,984	—	41,024,984
Asset-Backed Securities	—	24,088,907	3,416,058	27,504,965
Commercial Mortgage-Backed Securities — Non-Agency	—	19,553,702	—	19,553,702
Municipal Bonds	—	3,350,387	—	3,350,387
Foreign Government Bonds	—	3,203,186	—	3,203,186

Total Fixed Income Securities	—	436,813,617	3,416,058	440,229,675

Equity Securities
Money Market Investments	48,187,741	—	—	48,187,741
Swaptions
Purchased Swaptions — OTC	—	26,984	—	26,984

Total Investments	$48,187,741	$436,840,601	$3,416,058	$488,444,400

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	200,206	—	200,206
Futures Contracts
Interest Rate Risk	850,256	—	—	850,256

Total	$49,037,997	$437,040,807	$3,416,058	$489,494,862

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(230,722)	$—	$—	$(230,722)
Forward Currency Contracts
Foreign Currency Risk	—	(3,789)	—	(3,789)

Total	$(230,722)	$(3,789)	$—	$(234,511)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 99.1% of Net Assets

ASSET-BACKED SECURITIES — 4.8%

Arbour CLO III DAC Series 3X, Class B1RR

3.66% (3 mo. EUR EURIBOR + 1.650%) (1),(2)	07/15/34	EUR	100,000	$115,190

Aurium CLO IX DAC Series 9X, Class A

3.02% (3 mo. EUR EURIBOR + 0.950%) (1),(2)	10/28/34	EUR	100,000	114,948

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class D

6.93% (30 day USD SOFR Average + 2.750%) (1),(3)	06/25/47		74,870	75,601

CARS-DB4 LP Series 2020-1A, Class B3

4.95% (3)	02/15/50		100,000	91,527

Castlelake Aircraft Structured Trust Series 2019-1A, Class A

3.97% (3)	04/15/39		88,878	86,691

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2

3.30% (3)	12/26/51		25,000	24,435

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class A2

6.00% (3)	05/20/55		20,000	20,461

Contego CLO VI DAC Series 6X, Class AR

2.82% (3 mo. EUR EURIBOR + 0.790%) (1),(2)	04/15/34		EUR 99,953	114,918

eStruxture Issuer LP Series 2025-1, Class A2

5.89% (3)	07/20/55	CAD	55,000	40,137

Hertz Vehicle Financing LLC Series 2022-5A, Class B

4.28% (3)	09/25/28		30,000	29,660

Sabey Data Center Issuer LLC Series 2023-1, Class A2

6.25% (3)	04/20/48		70,000	70,228

SLM Student Loan Trust Series 2008-5, Class B

6.42% (90 day USD SOFR Average + 2.112%) (1)	07/25/73		50,000	52,517

Vantage Data Centers Jersey Borrower SPV Ltd. Series 2024-1A, Class A2

6.17% (3)	05/28/39	GBP	100,000	135,229

Total Asset-Backed Securities

(Cost: $923,121)				971,542

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 19.2%

Federal Home Loan Mortgage Corp., Pool #SD8199

2.00%	03/01/52		117,610	95,940

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #SD8204

2.00%	04/01/52	$201,921	$164,857

Federal Home Loan Mortgage Corp., Pool #SD8189

2.50%	01/01/52	38,003	32,443

Federal Home Loan Mortgage Corp., Pool #QD7360

2.50%	02/01/52	40,324	34,427

Federal Home Loan Mortgage Corp., Pool #SD8212

2.50%	05/01/52	86,265	73,643

Federal Home Loan Mortgage Corp., Pool #G08721

3.00%	09/01/46	2,571	2,342

Federal Home Loan Mortgage Corp., Pool #G08732

3.00%	11/01/46	3,652	3,327

Federal Home Loan Mortgage Corp., Pool #SD0231

3.00%	01/01/50	74,982	67,861

Federal Home Loan Mortgage Corp., Pool #SD8213

3.00%	05/01/52	101,069	89,957

Federal Home Loan Mortgage Corp., Pool #G08681

3.50%	12/01/45	13,143	12,388

Federal Home Loan Mortgage Corp., Pool #G08698

3.50%	03/01/46	12,339	11,623

Federal Home Loan Mortgage Corp., Pool #G08716

3.50%	08/01/46	12,605	11,874

Federal Home Loan Mortgage Corp., Pool #G08722

3.50%	09/01/46	1,284	1,210

Federal Home Loan Mortgage Corp., Pool #G08762

4.00%	05/01/47	11,339	10,964

Federal Home Loan Mortgage Corp., Pool #ZT1703

4.00%	01/01/49	29,565	28,641

Federal Home Loan Mortgage Corp., Pool #SD5323

4.00% (4)	01/01/54	66,964	63,836

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	143,876	140,976

Federal Home Loan Mortgage Corp., Pool #SD8266

4.50%	11/01/52	82,181	80,499

Federal Home Loan Mortgage Corp., Pool #SD8347

4.50%	08/01/53	96,675	94,622

Federal Home Loan Mortgage Corp., Pool #SL1660

4.50%	10/01/53	24,385	23,890

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,534	1,557

Federal Home Loan Mortgage Corp., Pool #SD8491

5.00%	12/01/54	18,733	18,650

Federal Home Loan Mortgage Corp. REMICS Series 3439, Class SC (I/O) (I/F)

1.55% (-30 day USD SOFR Average + 5.786%) (1)	04/15/38	24,828	1,612

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA4204

2.00%	12/01/40	$45,359	$39,868

Federal National Mortgage Association, Pool #CB2610

2.00%	01/01/52	59,794	48,987

Federal National Mortgage Association, Pool #CB3347

2.00%	01/01/52	157,497	128,517

Federal National Mortgage Association, Pool #MA4563

2.50%	03/01/52	78,316	66,863

Federal National Mortgage Association, Pool #BV4119

2.50%	03/01/52	51,521	43,982

Federal National Mortgage Association, Pool #BV2994

2.50%	04/01/52	80,701	68,893

Federal National Mortgage Association, Pool #MA1527

3.00%	08/01/33	7,411	7,176

Federal National Mortgage Association, Pool #MA2705

3.00%	08/01/46	46,820	42,605

Federal National Mortgage Association, Pool #FM2870

3.00%	03/01/50	99,324	89,890

Federal National Mortgage Association, Pool #MA1652

3.50%	11/01/33	12,104	11,873

Federal National Mortgage Association, Pool #AB3679

3.50%	10/01/41	32,514	31,242

Federal National Mortgage Association, Pool #AB4045

3.50%	12/01/41	44,983	43,257

Federal National Mortgage Association, Pool #AT5914

3.50%	06/01/43	15,428	14,703

Federal National Mortgage Association, Pool #CA0996

3.50%	01/01/48	38,592	36,352

Federal National Mortgage Association, Pool #BD7081

4.00%	03/01/47	12,114	11,699

Federal National Mortgage Association, Pool #MA4626

4.00% (4)	06/01/52	168,695	160,945

Federal National Mortgage Association, Pool #MA4732

4.00% (4)	09/01/52	40,549	38,667

Federal National Mortgage Association, Pool #MA4804

4.00% (4)	11/01/52	105,459	100,532

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	1,073	1,062

Federal National Mortgage Association, Pool #MA4656

4.50%	07/01/52	116,879	114,560

Federal National Mortgage Association, Pool #MA4733

4.50%	09/01/52	35,600	34,882

Federal National Mortgage Association, Pool #MA4917

4.50%	02/01/53	62,437	61,140

Federal National Mortgage Association, Pool #MA5008

4.50%	05/01/53	25,391	24,856

Federal National Mortgage Association, Pool #FS7252

5.00%	11/01/53	66,025	65,985

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA5107

5.50%	08/01/53	$64,272	$65,123

Federal National Mortgage Association REMICS Series 2007-52, Class LS (I/O) (I/F)

1.75% (-30 day USD SOFR Average + 5.936%) (1)	06/25/37	24,880	2,269

Federal National Mortgage Association REMICS Series 2008-18, Class SM (I/O) (I/F)

2.70% (-30 day USD SOFR Average + 6.886%) (1)	03/25/38	27,929	3,310

Federal National Mortgage Association REMICS Series 2009-115, Class SB (I/O) (I/F)

1.95% (-30 day USD SOFR Average + 6.136%) (1)	01/25/40	15,939	1,579

Federal National Mortgage Association REMICS Series 2010-116, Class SE (I/O) (I/F)

2.30% (-30 day USD SOFR Average + 6.486%) (1)	10/25/40	28,115	2,702

Government National Mortgage Association, Pool #MA3662

3.00%	05/20/46	21,505	19,613

Government National Mortgage Association, Pool #MA3597

3.50%	04/20/46	7,852	7,337

Government National Mortgage Association, Pool #MA3663

3.50%	05/20/46	1,127	1,053

Government National Mortgage Association, Pool #MA3803

3.50%	07/20/46	5,240	4,896

Government National Mortgage Association, Pool #MA4900

3.50%	12/20/47	23,891	22,372

Government National Mortgage Association, Pool #MA5399

4.50%	08/20/48	9,699	9,629

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	98,536	96,868

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	71,479	69,810

Government National Mortgage Association, Pool #MA4454

5.00%	05/20/47	5,583	5,692

Government National Mortgage Association REMICS Series 2011-146, Class EI (I/O) (PAC)

5.00%	11/16/41	24,316	4,511

Government National Mortgage Association, TBA

2.50% (5)	12/01/51	150,000	129,909

4.00% (5)	05/01/52	225,000	212,757

4.50% (5)	08/01/54	100,000	97,578

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

5.00% (5)	04/01/55	$225,000	$224,293

5.50% (5)	05/01/55	50,000	50,421

Uniform Mortgage-Backed Security, TBA

3.50% (5)	01/01/52	200,000	184,246

4.00% (5)	02/01/52	100,000	94,893

5.00% (5)	04/01/55	125,000	124,392

5.50% (5)	04/01/55	100,000	101,045

Total Residential Mortgage-Backed Securities — Agency

(Cost: $3,952,698)			3,891,973

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.1%

BPR Mortgage Trust Series 2023-STON, Class C

7.87% (3),(6)	12/05/39	100,000	102,238

BX Mortgage Trust Series 2021-PAC, Class B

5.05% (1 mo. USD Term SOFR + 1.013%) (1),(3)	10/15/36	100,000	99,744

BX Mortgage Trust Series 2021-PAC, Class E

6.09% (1 mo. USD Term SOFR + 2.062%) (1),(3)	10/15/36	100,000	99,608

BX Trust Series 2022-CLS, Class C

6.79% (3)	10/13/27	90,000	88,747

BXHPP Trust Series 2021-FILM, Class C

5.25% (1 mo. USD Term SOFR + 1.214%) (1),(3)	08/15/36	89,000	82,171

Caister Finance DAC Series 1A, Class E

9.73% (1 day GBP SONIA + 5.750%) (1),(3)	08/17/35	GBP 100,000	130,969

COMM Mortgage Trust Series 2012-CR4, Class XA (I/O)

1.14% (6)	10/15/45	167,201	3,210

CRSO Trust Series 2023

7.12%	07/10/40	100,000	104,241

JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3, Class XB (I/O)

0.38% (3),(6)	02/15/46	5,730,899	36,544

Last Mile Securities PE DAC Series 2021-1A, Class F

7.03% (3 mo. EUR EURIBOR + 5.000%) (1),(3)	08/17/31	EUR 99,979	115,220

UBS Commercial Mortgage Trust Series 2017-C3, Class A4

3.43%	08/15/50	60,000	58,611

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class A

6.01% (3)	06/10/37	100,000	103,997

Total Commercial Mortgage-Backed Securities — Non-agency

(Cost: $957,877)			1,025,300

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.3%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series Q013, Class XPT2 (I/O)

1.81% (6)	05/25/27	$1,264,469	$28,117

Federal National Mortgage Association-ACES Series 2016-M2, Class X3 (I/O)

2.04% (6)	04/25/36	113,879	1

Federal National Mortgage Association-ACES Series 2016-M4, Class X2 (I/O)

2.69% (6)	01/25/39	338,360	11,881

Government National Mortgage Association Series 2012-144, Class IO (I/O)

0.35% (6)	01/16/53	1,070,995	12,511

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $34,117)			52,510

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 4.6%

BCMSC Trust Series 2000-A, Class A4

8.29% (6)	06/15/30	189,525	13,177

Bear Stearns ALT-A Trust Series 2005-8, Class 11A1

4.65% (1 mo. USD Term SOFR + 0.654%) (1)	10/25/35	18,930	17,501

Countrywide Alternative Loan Trust Series 2006-HY12, Class A5

4.15% (6)	08/25/36	100,657	94,313

Countrywide Asset-Backed Certificates Trust Series 2007-13, Class 2A1

5.01% (1 mo. USD Term SOFR + 1.014%) (1)	10/25/47	51,153	47,106

Deephaven Residential Mortgage Trust Series 2021-3, Class A1

1.19% (3),(6)	08/25/66	68,967	61,084

IndyMac INDX Mortgage Loan Trust Series 2005-AR15, Class A2

4.00% (6)	09/25/35	36,015	29,337

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF3

4.42%	09/25/29	146,488	87,953

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A2B

4.41% (1 mo. USD Term SOFR + 0.414%) (1)	01/25/37	262,705	82,675

MFA Trust Series 2021-RPL1, Class A2

2.07% (3),(6)	07/25/60	100,000	85,456

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE4, Class A4

4.59% (1 mo. USD Term SOFR + 0.594%) (1)	06/25/36	209,863	106,371

Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC1, Class A2C

4.73% (1 mo. USD Term SOFR + 0.734%) (1)	12/25/35	51,236	50,629

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Morgan Stanley ABS Capital I, Inc. Trust Series 2007-HE2, Class A2B

4.20% (1 mo. USD Term SOFR + 0.204%) (1)	01/25/37	$131,888	$61,177

MortgageIT Trust Series 2005-1, Class 1A1

4.75% (1 mo. USD Term SOFR + 0.754%) (1)	02/25/35	5,814	5,934

Ownit Mortgage Loan Trust Series 2006-3, Class A2D

4.65% (1 mo. USD Term SOFR + 0.654%) (1)	03/25/37	22,817	22,282

Residential Asset Securitization Trust Series 2005-A15, Class 2A11 (I/O)

1.44% (-1 mo. USD Term SOFR + 5.436%) (1)	02/25/36	422,024	42,096

Structured Adjustable Rate Mortgage Loan Trust Series 2004-18, Class 4A1

5.91% (6)	12/25/34	4,216	4,173

Structured Asset Mortgage Investments II Trust Series 2005-AR6, Class 2A1

4.73% (1 mo. USD Term SOFR + 0.734%) (1)	09/25/45	16,290	15,193

Structured Asset Mortgage Investments II Trust Series 2006-AR8, Class A2

4.53% (1 mo. USD Term SOFR + 0.534%) (1)	10/25/36	102,032	91,745

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2, Class 2A1A

4.73% (1 mo. USD Term SOFR + 0.734%) (1)	01/25/45	23,390	23,502

Total Residential Mortgage-Backed Securities — Non-agency

(Cost: $1,201,443)			941,704

CORPORATE BONDS — 12.4%

Aerospace & Defense — 0.4%

General Electric Co.

4.95% (3 mo. USD Term SOFR + 0.742%) (1)	08/15/36	50,000	47,336

TransDigm, Inc.

6.00% (3)	01/15/33	41,000	41,715

			89,051

Issues	Maturity Date	Principal Amount		Value

Agriculture — 0.6%

Philip Morris International, Inc.

2.75%	06/06/29	EUR	100,000	$115,441

Airlines — 0.3%

Delta Air Lines Pass-Through Trust Series 2020-1, Class AA

2.00%	12/10/29		63,093	60,605

Auto Manufacturers — 0.3%

Volkswagen Group of America Finance LLC (Germany)

5.80% (3)	03/27/35		50,000	51,489

Banks — 2.4%

Bank of America Corp.

2.30% (1 day USD SOFR + 1.220%) (1)	07/21/32		75,000	66,798

Goldman Sachs Group, Inc.

5.02% (1 day USD SOFR + 1.420%) (1)	10/23/35		25,000	25,176

JPMorgan Chase & Co.

2.07% (1 day USD SOFR + 1.015%) (1)	06/01/29		20,000	19,016

2.55% (1 day USD SOFR + 1.180%) (1)	11/08/32		10,000	9,003

Kreditanstalt fuer Wiederaufbau (Germany)

0.63%	01/07/28	EUR	181,000	202,334

Morgan Stanley

2.24% (1 day USD SOFR + 1.178%) (1)	07/21/32		$5,000	4,429

5.32% (1 day USD SOFR + 1.555%) (1)	07/19/35		25,000	25,792

PNC Financial Services Group, Inc.

5.58% (1 day USD SOFR + 1.841%) (1)	06/12/29		30,000	31,054

U.S. Bancorp

4.65% (1 day USD SOFR + 1.230%) (1)	02/01/29		30,000	30,305

Wells Fargo & Co.

2.39% (1 day USD SOFR + 2.100%) (1)	06/02/28		60,000	58,402

2.57% (3 mo. USD LIBOR + 1.000%) (1)	02/11/31		5,000	4,662

5.50% (1 day USD SOFR + 1.780%) (1)	01/23/35		10,000	10,444

				487,415

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Chemicals — 0.6%

International Flavors & Fragrances, Inc.

1.80%	09/25/26	EUR	100,000	$114,639

Commercial Services — 0.1%

Grand Canyon University

5.13%	10/01/28		20,000	19,829

Valvoline, Inc.

3.63% (3)	06/15/31		10,000	9,127

				28,956

Computers — 0.1%

Dell International LLC/EMC Corp.

5.00%	04/01/30		25,000	25,593

Cosmetics/Personal Care — 0.1%

Opal Bidco SAS (France)

6.50% (3)	03/31/32		5,000	5,156

Prestige Brands, Inc.

3.75% (3)	04/01/31		22,000	20,440

				25,596

Diversified Financial Services — 0.4%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26		20,000	19,682

3.88%	01/23/28		10,000	9,930

Air Lease Corp.

5.85%	12/15/27		20,000	20,563

Avolon Holdings Funding Ltd. (Ireland)

2.53% (3)	11/18/27		11,000	10,608

GGAM Finance Ltd. (Ireland)

8.00% (3)	02/15/27		15,000	15,368

				76,151

Electric — 0.6%

Alliant Energy Corp.

5.75% (5 yr. CMT + 2.077%) (1)	04/01/56		15,000	15,070

American Electric Power Co., Inc.

5.80% (5 yr. CMT + 2.128%) (1)	03/15/56		30,000	30,061

6.05% (5 yr. CMT + 1.940%) (1)	03/15/56		10,000	10,139

Electricite de France SA

2.00% (2)	12/09/49	EUR	100,000	70,960

				126,230

Issues	Maturity Date	Principal Amount	Value

Entertainment — 0.1%

Voyager Parent LLC

9.25% (3)	07/01/32	$8,000	$8,402

WarnerMedia Holdings, Inc.

5.14%	03/15/52	12,000	9,163

			17,565

Food — 0.3%

JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL

6.50%	12/01/52	15,000	15,589

Pilgrim’s Pride Corp.

4.25%	04/15/31	37,000	35,839

Post Holdings, Inc.

4.63% (3)	04/15/30	12,000	11,643

			63,071

Gas — 0.1%

AmeriGas Partners LP/AmeriGas Finance Corp.

9.38% (3)	06/01/28	5,000	5,188

9.50% (3)	06/01/30	5,000	5,267

			10,455

Health Care-Products — 0.0%

Bausch & Lomb Corp.

8.38% (3)	10/01/28	8,000	8,362

Health Care-Services — 0.6%

Cigna Group

5.25%	01/15/36	30,000	30,487

Elevance Health, Inc.

5.00%	01/15/36	30,000	29,903

HAH Group Holding Co. LLC

9.75% (3)	10/01/31	2,000	1,898

Humana, Inc.

5.55%	05/01/35	10,000	10,235

Kedrion SpA (Italy)

6.50% (3)	09/01/29	11,000	10,797

ModivCare, Inc.

5.00% (3),(7),(8)	10/01/29	22,050	331

Molina Healthcare, Inc.

6.25% (3)	01/15/33	5,000	5,032

Tenet Healthcare Corp.

4.38%	01/15/30	5,000	4,883

UnitedHealth Group, Inc.

5.15%	07/15/34	20,000	20,558

			114,124

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

Household Products/Wares — 0.1%

Central Garden & Pet Co.

4.13%	10/15/30	$6,000	$5,692

Spectrum Brands, Inc.

3.88% (3)	03/15/31	23,000	18,668

			24,360

Insurance — 0.2%

Athene Global Funding

1.99% (3)	08/19/28	10,000	9,351

Farmers Exchange Capital II

6.15% (3 mo. USD Term SOFR + 4.006%) (1),(3)	11/01/53	30,000	29,815

			39,166

Internet — 0.4%

Getty Images, Inc.

10.50% (3)	11/15/30	5,000	5,045

Meta Platforms, Inc.

4.88%	11/15/35	60,000	60,200

Snap, Inc.

6.88% (3)	03/01/33	20,000	20,482

			85,727

Investment Companies — 0.1%

Icahn Enterprises LP/Icahn Enterprises Finance Corp.

9.00%	06/15/30	9,000	8,672

9.75%	01/15/29	5,000	5,026

			13,698

Leisure Time — 0.0%

MajorDrive Holdings IV LLC

6.38% (3)	06/01/29	5,000	3,952

Lodging — 0.0%

MGM Resorts International

6.50%	04/15/32	5,000	5,081

Media — 0.6%

Charter Communications Operating LLC/Charter Communications Operating Capital

5.38%	05/01/47	46,000	39,052

CSC Holdings LLC

6.50% (3)	02/01/29	45,000	30,993

11.75% (3)	01/31/29	5,000	3,947

DISH Network Corp.

11.75% (3)	11/15/27	3,000	3,159

Sirius XM Radio LLC

3.88% (3)	09/01/31	25,000	22,696

VZ Secured Financing BV (Netherlands)

5.00% (3)	01/15/32	23,000	20,945

			120,792

Issues	Maturity Date	Principal Amount		Value

Miscellaneous Manufacturers — 0.1%

Dyno Nobel Ltd. (Australia)

5.40%	11/08/32	AUD	40,000	$26,343

Office/Business Equipment — 0.1%

Xerox Corp.

10.25% (3)	10/15/30		10,000	10,234

Oil & Gas — 0.1%

Sunoco LP

7.88% (5 yr. CMT + 4.230%) (1),(3),(9)	09/18/30		15,000	15,266

Transocean Titan Financing Ltd.

8.38% (3)	02/01/28		1,619	1,668

				16,934

Packaging & Containers — 0.3%

Amcor Flexibles North America, Inc.

5.50%	03/17/35		50,000	51,737

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.

4.13% (3)	08/15/26		5,000	4,676

				56,413

Pharmaceuticals — 0.7%

1261229 BC Ltd.

10.00% (3)	04/15/32		5,000	5,234

Bayer U.S. Finance II LLC (Germany)

4.63% (3)	06/25/38		36,000	32,602

4.88% (3)	06/25/48		10,000	8,499

CVS Health Corp.

5.05%	03/25/48		25,000	22,394

6.75% (5 yr. CMT + 2.516%) (1)	12/10/54		20,000	20,810

Teva Pharmaceutical Finance Netherlands III BV (Israel)

6.00%	12/01/32		25,000	26,128

Teva Pharmaceutical Finance Netherlands IV BV (Israel)

5.75%	12/01/30		25,000	25,847

				141,514

Pipelines — 0.1%

Venture Global LNG, Inc.

7.00% (3)	01/15/30		4,000	4,051

8.13% (3)	06/01/28		2,000	2,061

9.00% (5 yr. CMT + 5.440%) (1),(3),(9)	09/30/29		12,000	11,226

9.88% (3)	02/01/32		5,000	5,343

Venture Global Plaquemines LNG LLC

6.50% (3)	01/15/34		5,000	5,240

				27,921

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

Real Estate — 0.4%

Vonovia SE (Germany)

1.50% (2)	06/14/41	EUR	100,000	$78,235

REIT — 0.9%

American Assets Trust LP

3.38%	02/01/31		40,000	36,485

American Tower Corp.

2.70%	04/15/31		20,000	18,261

GLP Capital LP/GLP Financing II, Inc.

5.75%	06/01/28		5,000	5,142

Healthcare Realty Holdings LP

3.10%	02/15/30		40,000	37,783

Hudson Pacific Properties LP

3.25%	01/15/30		17,000	14,560

3.95%	11/01/27		11,000	10,540

LXP Industrial Trust

2.70%	09/15/30		20,000	18,327

VICI Properties LP

5.13%	05/15/32		2,000	2,017

VICI Properties LP/VICI Note Co., Inc.

5.75% (3)	02/01/27		30,000	30,363

				173,478

Retail — 0.2%

BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.

9.50% (3)	07/01/32		5,000	5,065

Ferrellgas LP/Ferrellgas Finance Corp.

5.88% (3)	04/01/29		15,000	14,260

9.25% (3)	01/15/31		5,000	5,047

Michaels Cos., Inc.

5.25% (3)	05/01/28		23,000	21,504

				45,876

Semiconductors — 0.1%

Intel Corp.

3.25%	11/15/49		30,000	19,901

Software — 0.5%

Open Text Corp. (Canada)

6.90% (3)	12/01/27		5,000	5,209

Open Text Holdings, Inc. (Canada)

4.13% (3)	12/01/31		5,000	4,661

Oracle Corp.

4.45%	09/26/30		60,000	59,502

4.80%	08/03/28		15,000	15,216

5.95%	09/26/55		15,000	14,244

				98,832

Telecommunications — 0.4%

Altice Financing SA (Luxembourg)

5.75% (3)	08/15/29		5,000	3,645

EchoStar Corp.

10.75%	11/30/29		2,000	2,203

Issues	Maturity Date	Principal Amount		Value

Telecommunications (Continued)

Frontier Communications Holdings LLC

5.88% (3)	10/15/27		$6,000	$6,001

8.63% (3)	03/15/31		10,000	10,559

T-Mobile USA, Inc.

2.63%	04/15/26		55,000	54,648

Vmed O2 U.K. Financing I PLC (United Kingdom)

4.75% (3)	07/15/31		11,000	10,197

				87,253

Transportation — 0.1%

Aurizon Network Pty. Ltd. (Australia)

2.90% (2)	09/02/30	AUD	20,000	11,837

Pacific National Finance Pty. Ltd. (Australia)

3.70%	09/24/29		AUD 20,000	12,200

				24,037

Total Corporate Bonds

(Cost: $2,502,367)				2,514,490

MUNICIPAL BONDS — 0.2%

County of Miami-Dade Aviation Revenue, Revenue Bonds

2.86%	10/01/35		50,000	43,007

Total Municipal Bonds

(Cost: $50,814)				43,007

FOREIGN GOVERNMENT BONDS — 51.0%

Australia Government Bonds

2.75% (2)	11/21/29	AUD	253,000	159,962

3.50% (2)	12/21/34	AUD	64,000	39,557

4.75% (2)	04/21/27	AUD	93,000	61,917

Bonos de la Tesoreria de la Republica en pesos

5.00% (2)	10/01/28	CLP	30,000,000	31,920

Brazil Notas do Tesouro Nacional Series F

10.00%	01/01/31	BRL	2,010,000	328,320

Bundesobligation

2.40% (2)	04/18/30	EUR	40,952	47,694

Bundesrepublik Deutschland Bundesanleihe

2.50% (2)	02/15/35	EUR	280,089	320,809

2.50% (2)	08/15/54	EUR	223,906	224,735

China Development Bank

2.77%	10/24/32	CNY	410,000	61,090

3.09%	06/18/30	CNY	1,530,000	227,801

3.48%	01/08/29	CNY	200,000	29,672

China Government Bonds

1.92%	01/15/55	CNY	1,430,000	192,459

2.35%	02/25/34	CNY	3,480,000	511,629

2.85%	06/04/27	CNY	810,000	116,683

3.02%	05/27/31	CNY	200,000	30,376

3.13%	11/21/29	CNY	3,710,000	557,361

Czech Republic Government Bonds

4.50%	11/11/32	CZK	670,000	32,183

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

European Union

0.00% (2),(10)	07/04/29	EUR	150,000	$159,364

1.63% (2)	12/04/29	EUR	87,000	97,595

2.75% (2)	02/04/33	EUR	102,000	117,850

Finland Government Bonds

2.50% (2)	04/15/30	EUR	156,000	180,982

French Republic Government Bonds OAT

0.50% (2)	06/25/44	EUR	55,000	34,862

1.00% (2)	05/25/27	EUR	395,000	448,596

2.75% (2)	02/25/30	EUR	95,857	111,554

3.00% (2)	11/25/34	EUR	245,000	276,476

3.25% (2)	05/25/55	EUR	33,000	31,590

Hungary Government Bonds

3.00%	08/21/30	HUF	2,250,000	5,786

Indonesia Treasury Bonds

6.63%	05/15/33	IDR	754,000,000	47,174

6.88%	04/15/29	IDR	811,000,000	51,284

Ireland Government Bonds

2.60% (2)	10/18/34	EUR	43,761	49,473

Israel Government Bonds — Fixed

1.30%	04/30/32	ILS	116,000	30,592

Italy Buoni Poliennali Del Tesoro

3.45% (2)	07/15/27	EUR	128,000	150,995

3.85% (2)	02/01/35	EUR	60,000	72,446

Japan Government Ten Year Bonds

1.20%	12/20/34	JPY	74,050,000	464,839

Japan Government Thirty Year Bonds

0.40%	03/20/50	JPY	40,600,000	148,506

1.80%	03/20/54	JPY	29,550,000	145,167

Kingdom of Belgium Government Bonds

0.10% (2)	06/22/30	EUR	281,022	291,112

Korea Treasury Bonds

1.88%	03/10/51	KRW	97,920,000	54,552

2.00%	06/10/31	KRW	279,800,000	187,300

Malaysia Government Bonds

4.64%	11/07/33	MYR	338,000	87,176

Mexico Bonos

8.00%	07/31/53	MXN	600,000	28,041

8.50%	03/01/29	MXN	620,000	34,020

Netherlands Government Bonds

2.50% (2)	07/15/34	EUR	35,000	39,779

New South Wales Treasury Corp.

4.75% (2)	02/20/37	AUD	125,000	79,632

5.25% (2)	02/24/38	AUD	10,000	6,588

New Zealand Government Bonds

4.25%	05/15/34	NZD	46,000	26,932

4.50%	05/15/30	NZD	22,000	13,257

Norway Government Bonds

3.63% (2)	04/13/34	NOK	279,000	26,915

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Peru Government International Bonds

7.30% (2)	08/12/33	PEN	51,000	$17,091

Province of British Columbia

4.45%	12/18/55	CAD	105,000	75,560

Province of Ontario

4.15%	12/02/54	CAD	50,000	34,490

Province of Quebec

4.40%	12/01/55	CAD	35,000	24,942

Queensland Treasury Corp.

5.00% (2),(3)	07/21/37	AUD	125,000	80,751

5.25% (2),(3)	08/13/38	AUD	10,000	6,546

Republic of Austria Government Bonds

3.45% (2)	10/20/30	EUR	205,300	248,075

Republic of Poland Government Bonds

1.75%	04/25/32	PLN	156,000	34,986

Romania Government Bonds

7.10%	07/31/34	RON	65,000	14,917

Singapore Government Bonds

3.00%	04/01/29	SGD	165,000	133,074

Spain Government Bonds

2.70%	01/31/30	EUR	149,000	173,952

Sweden Government Bonds

0.75% (2)	11/12/29	SEK	490,000	49,044

Thailand Government Bonds

1.59%	12/17/35	THB	3,054,000	93,434

Treasury Corp. of Victoria

2.00%	11/20/37	AUD	45,000	20,945

U.K. Gilts

0.38% (2)	10/22/30	GBP	31,457	35,053

4.25% (2)	12/07/27	GBP	578,687	770,283

4.38% (2)	03/07/30	GBP	1,113,383	1,491,489

4.38% (2)	07/31/54	GBP	113,000	130,777

4.50% (2)	03/07/35	GBP	323,000	427,442

Total Foreign Government Bonds

(Cost: $10,284,621)				10,337,454

U.S. TREASURY SECURITIES — 1.5%

U.S. Treasury Bonds

4.75%	08/15/55		58,000	58,793

U.S. Treasury Notes

3.63%	10/31/30		35,000	34,873

3.75%	10/31/32		105,000	104,122

4.25%	08/15/35		104,000	105,308

Total U.S. Treasury Securities

(Cost: $300,964)				303,096

Total Fixed Income Securities

(Cost: $20,208,022)				20,081,076

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount		Value

CONVERTIBLE SECURITIES — 0.1%

CONVERTIBLE CORPORATE BONDS — 0.1%

Commercial Services — 0.1%

Worldline SA (France)

0.00% (2),(10)	07/30/26	EUR	10,320	$11,486

Total Convertible Corporate Bonds

(Cost: $10,783)				11,486

Issues		Shares		Value

INVESTMENT COMPANIES — 1.0%

TCW Emerging Markets Income Fund — I Class (11)			29,586	206,511

Total Investment Companies

(Cost: $191,457)				206,511

MONEY MARKET INVESTMENTS — 6.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (12)			2,612	2,612

TCW Central Cash Fund, 4.07% (11),(12)			1,294,788	1,294,788

Total Money Market Investments

(Cost: $1,297,400)				1,297,400

PURCHASED OPTIONS (13) (0.0%)

(Cost: $2,230)				395

Issues	Maturity Date	Principal Amount		Value

SHORT-TERM INVESTMENT — 0.1%

Egypt — 0.1%

Egypt Treasury Bills

0.00%	10/27/26	EGP	1,225,000	$20,751

Total Short-Term Investment

(Cost: $20,661)				20,751

Total Investments (106.7%) (Cost: $21,730,553)				21,617,619

Liabilities In Excess Of Other Assets (-6.7%)				(1,349,499)

Net Assets (100.0%)				$20,268,120

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (14)
Barclays Capital	CAD	1,413	01/09/26	$1,020	$1,012	$(8)
Citibank N.A.	CAD	498,113	01/09/26	358,567	356,728	(1,839)
Goldman Sachs & Co.	CAD	28,945	01/09/26	20,838	20,729	(109)
Barclays Capital	CHF	93,329	01/09/26	118,655	117,171	(1,484)
Bank of America	CNH	1,835,270	01/09/26	258,432	258,844	412
Goldman Sachs & Co.	CNH	134,564	01/09/26	18,980	18,979	(1)
Barclays Capital	DKK	276,000	01/09/26	43,691	42,849	(842)
Barclays Capital	EUR	6,285	01/09/26	7,415	7,281	(134)
Goldman Sachs & Co.	EUR	975,487	01/09/26	1,144,424	1,130,115	(14,309)
Citibank N.A.	EUR	5,481	01/09/26	6,469	6,350	(119)
JPMorgan Chase Bank	EUR	18,061	01/09/26	20,976	20,924	(52)
Goldman Sachs & Co.	GBP	7,811	01/09/26	10,493	10,263	(230)
State Street Bank & Trust Co.	GBP	39,808	01/09/26	53,564	52,305	(1,259)
Barclays Capital	HUF	2,805,000	01/09/26	8,433	8,314	(119)
Goldman Sachs & Co.	ILS	9,960	01/09/26	3,016	3,062	46
Goldman Sachs & Co.	JPY	1,563,612	11/06/25	10,148	10,151	3
Deutsche Bank AG	JPY	1,520,338	01/09/26	10,439	9,935	(504)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2025

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (14) (Continued)
Goldman Sachs & Co.	JPY	153,170,548	01/09/26	$1,049,464	$1,000,896	$(48,568)
JPMorgan Chase Bank	JPY	1,635,273	01/09/26	10,694	10,686	(8)
Citibank N.A.	KRW	117,761,300	01/21/26	85,669	82,953	(2,716)
ING Baring (U.S.) Capital Markets	KRW	9,254,208	01/21/26	6,712	6,519	(193)
Barclays Capital	MXN	204,528	01/09/26	11,018	10,949	(69)
Barclays Capital	NOK	430,816	01/09/26	43,344	42,578	(766)
Goldman Sachs & Co.	PLN	95,735	01/09/26	26,393	25,927	(466)
Goldman Sachs & Co.	RON	25,093	01/09/26	5,757	5,676	(81)
Barclays Capital	SEK	318,727	01/09/26	34,237	33,710	(527)
Citibank N.A.	TRY	2,229,099	11/28/25	51,793	52,010	217

				$3,420,641	$3,346,916	$(73,725)

SELL (15)
Bank of New York	AUD	101,405	01/09/26	$66,987	$66,430	$557
Goldman Sachs & Co.	AUD	62,668	01/09/26	40,714	41,053	(339)
Citibank N.A.	BRL	1,880,565	01/09/26	343,863	343,982	(119)
Citibank N.A.	CAD	11,331	01/09/26	8,131	8,115	16
JPMorgan Chase Bank	CLP	18,005,721	01/09/26	18,664	19,112	(448)
Goldman Sachs & Co.	CZK	37,477	01/09/26	1,818	1,780	38
State Street Bank & Trust Co.	DKK	30,426	01/09/26	4,722	4,724	(2)
Deutsche Bank AG	EUR	61,054	01/09/26	72,155	70,732	1,423
Citibank N.A.	EUR	479,967	01/09/26	564,389	556,049	8,340
JPMorgan Chase Bank	EUR	42,072	01/09/26	48,811	48,742	69
Barclays Capital	EUR	16,087	01/09/26	18,631	18,637	(6)
Goldman Sachs & Co.	GBP	151,956	01/09/26	203,388	199,657	3,731
State Street Bank & Trust Co.	GBP	10,372	01/09/26	13,979	13,628	351
Citibank N.A.	GBP	1,677,614	01/09/26	2,252,606	2,204,236	48,370
Citibank N.A.	IDR	298,408,453	01/09/26	17,948	17,932	16
Barclays Capital	ILS	2,674	01/09/26	808	822	(14)
Barclays Capital	JPY	5,155,468	01/09/26	35,196	33,689	1,507
State Street Bank & Trust Co.	JPY	3,972,239	01/09/26	27,322	25,957	1,365
Goldman Sachs & Co.	JPY	1,563,612	01/09/26	10,214	10,217	(3)
Citibank N.A.	KRW	28,443,698	01/09/26	19,955	20,025	(70)
Goldman Sachs & Co.	MYR	27,297	01/09/26	6,504	6,531	(27)
Citibank N.A.	NZD	10,618	01/09/26	6,220	6,097	123
JPMorgan Chase Bank	PEN	12,349	01/09/26	3,555	3,655	(100)
State Street Bank & Trust Co.	SEK	58,248	01/09/26	6,175	6,160	15
Barclays Capital	SGD	116,524	01/09/26	91,041	89,975	1,066
Barclays Capital	THB	589,452	01/09/26	18,319	18,327	(8)
Goldman Sachs & Co.	THB	1,602,745	01/21/26	50,308	49,878	430
Citibank N.A.	THB	951,824	01/21/26	30,047	29,621	426

				$3,982,470	$3,915,763	$66,707

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
13	Euro-Bobl Futures	12/8/25	$1,768,017	$1,774,444	$6,427
4	10-Year U.S. Treasury Note Futures	12/19/25	446,414	450,688	4,274
6	Euro Schatz Futures	12/8/25	741,227	741,550	323
4	U.S. Ultra Long Bond Futures	12/19/25	475,071	485,125	10,054
7	2-Year U.S. Treasury Note Futures	12/31/25	1,458,599	1,457,695	(904)
2	Euro-OAT Future	12/8/25	278,927	282,941	4,014
7	5-Year U.S. Treasury Note Futures	12/31/25	764,503	764,477	(26)
6	2-Year Canadian Bond Futures	12/18/25	452,133	453,720	1,587
2	5-Year Canadian Bond Futures	12/18/25	162,356	164,807	2,451

			$6,547,247	$6,575,447	$28,200

Short Futures
2	3-Year Australian Bond Futures	12/15/25	$(140,211)	$(139,733)	$478
2	10-Year Australian Bond Futures	12/15/25	(148,802)	(148,753)	49
2	10-Year U.S. Treasury Note Futures	12/19/25	(227,223)	(230,968)	(3,745)
4	Euro-Bund Futures	12/8/25	(591,939)	(597,368)	(5,429)
1	Long Gilt Futures	12/29/25	(119,007)	(123,003)	(3,996)

			$(1,227,182)	$(1,239,825)	$(12,643)

Swaptions

Description	Counterparty	Coupon Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
5-Year Interest Rate Swap	Goldman Sachs International	4.03	3/3/26	455,000	455,000	$395	$2,230		$(1,835)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ACES	Alternative Credit Enhancement Securities.
CLO	Collateralized Loan Obligation.
HUF	Hungarian Forint.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
PIK	Payment In Kind.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduits.
RON	New Romanian Leu.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

October 31, 2025

CNH	Chinese Yuan Renminbi.
CZK	Czech Koruna.
DKK	Danish Krone.
EGP	Egyptian Pound.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
THB	Thai Baht.
TRY	Turkish New Lira.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $6,836,528 or 33.7% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $2,269,531 or 11.2% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer — 5.00% cash or 10.00% PIK interest.
(8)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(9)	Perpetual maturity.
(10)	Security is not accruing interest.
(11)	Affiliated issuer.
(12)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(13)	See options table for description of purchased options.
(14)	Fund buys foreign currency, sells USD.
(15)	Fund sells foreign currency, buys USD.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$335,391	$14,416,247	$13,456,850	1,294,788	$1,294,788	$40,886	$—	$—	$—
TCW Emerging Markets Income Fund — I Class
	181,809	13,162	—	29,586	206,511	13,284			11,540

Total					$1,501,299	$54,170	$—	$—	$11,540

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Foreign Government Bonds	$—	$10,337,454	$—	$10,337,454
Residential Mortgage-Backed Securities — Agency	—	3,891,973	—	3,891,973
Corporate Bonds	—	2,514,490	—	2,514,490
Commercial Mortgage-Backed Securities — Non-Agency	—	1,025,300	—	1,025,300
Asset-Backed Securities	—	971,542	—	971,542
Residential Mortgage-Backed Securities — Non-Agency	—	941,704	—	941,704
U.S. Treasury Securities	—	303,096	—	303,096
Commercial Mortgage-Backed Securities — Agency	—	52,510	—	52,510
Municipal Bonds	—	43,007	—	43,007

Total Fixed Income Securities	—	20,081,076	—	20,081,076

Convertible Securities
Convertible Corporate Bonds	—	11,486	—	11,486
Equity Securities
Money Market Investments	1,297,400	—	—	1,297,400
Investment Companies	206,511	—	—	206,511

Total Equity Securities	1,503,911	—	—	1,503,911

Short-Term Investment	—	20,751	—	20,751
Swaptions
Purchased Swaptions — OTC	—	395	—	395

Total Investments	$1,503,911	$20,113,708	$—	$21,617,619

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	68,521	—	68,521
Futures Contracts
Interest Rate Risk	29,657	—	—	29,657

Total	$1,533,568	$20,182,229	$—	$21,715,797

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(75,539)	$—	$(75,539)
Futures Contracts
Interest Rate Risk	(14,100)	—	—	(14,100)

Total	$(14,100)	$(75,539)	$—	$(89,639)

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 114.7% of Net Assets

ASSET-BACKED SECURITIES — 7.8%

AIMCO CLO 24 Ltd. Series 2025-24A, Class SUB

0.00% (1),(2)	04/19/38	$4,200,000	$3,284,807

ALLO Issuer LLC Series 2023-1A, Class C

12.18% (1)	06/20/53	6,065,000	6,431,219

ALLO Issuer LLC Series 2024-1A, Class C

11.19% (1)	07/20/54	1,381,200	1,479,901

Anchorage Credit Funding 19 Ltd. Series 2025-19A, Class C

5.59% (1)	10/25/40	2,200,000	2,204,710

Apidos CLO XI Ltd. Series 2012-11A, Class SUB

0.00% (1),(2)	04/17/34	11,000,000	2,337,687

Avis Budget Rental Car Funding AESOP LLC Series 2021-1A, Class D

3.71% (1)	08/20/27	10,000,000	9,874,865

Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class D

4.08% (1)	02/20/28	2,825,000	2,764,816

Avis Budget Rental Car Funding AESOP LLC Series 2023-7A, Class D

7.31% (1)	08/21/28	8,000,000	8,139,370

Bayview Opportunity Master Fund VII LLC Series 2024-EDU1, Class E

8.36% (30 day USD SOFR Average + 3.500%) (1),(3)	06/25/47	3,159,520	3,196,016

BBAM U.S. CLO VI Ltd. Series 2025-6A, Class SUB

0.00% (1),(2),(4),(5)	01/27/39	2,000,000	1,736,200

Blue Stream Issuer LLC Series 2023-1A, Class C

8.90% (1)	05/20/53	2,500,000	2,560,202

Carvana Auto Receivables Trust Series 2021-N3, Class R

0.00% (1),(6),(7)	06/12/28	25,650	1,771,353

Carvana Auto Receivables Trust Series 2023-P1, Class R

0.00% (1),(6),(7)	03/11/30	2,950	198,252

CIFC Funding Ltd. Series 2022-2A, Class B

0.00% (1),(6)	04/19/35	3,300,000	2,190,745

Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2

3.30% (1)	12/26/51	4,000,000	3,909,664

Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A, Class C

9.41% (1)	05/20/55	6,010,000	6,295,766

Edgeconnex Data Centers Issuer LLC Series 2022-1, Class A2

4.25% (1)	03/25/52	6,597,500	6,427,364

FHF Issuer Trust Series 2025-1A, Class A2

4.92% (1)	02/15/31	2,615,772	2,602,961

Flexential Issuer Series 2021-1A, Class A2

3.25% (1)	11/27/51	7,580,000	7,543,070

Hertz Vehicle Financing III LLC Series 2023-1A, Class 1D

9.13% (1)	06/25/27	2,400,000	2,427,680

Hertz Vehicle Financing III LP Series 2021-2A, Class D

4.34% (1)	12/27/27	7,090,000	6,926,961

Issues	Maturity Date	Principal Amount		Value

ASSET-BACKED SECURITIES (Continued)

Higley Park CLO Ltd. Series 2025-1A, Class SUB

0.00% (1),(2)	07/24/38		$4,000,000	$3,272,732

HOA Funding LLC Series 2021-1A, Class A2

4.72% (1),(8),(5),(9)	08/20/51		6,136,165	1,257,925

Hotwire Funding LLC Series 2021-1, Class B

2.66% (1)	11/20/51		2,775,000	2,703,539

Hotwire Funding LLC Series 2021-1, Class C

4.46% (1)	11/20/51		2,380,000	2,333,918

Hotwire Funding LLC Series 2024-1A, Class C

9.19% (1)	06/20/54		3,425,000	3,567,845

HPS Loan Management Ltd. Series 2021-16A, Class ER

10.36% (3 mo. USD Term SOFR + 6.500%) (1),(3)	01/23/35		2,700,000	2,695,955

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class D

7.43% (30 day USD SOFR Average + 3.250%) (1),(3)	09/20/33		704,735	702,963

Huntington Bank Auto Credit-Linked Notes Series 2025-2, Class E

10.78% (30 day USD SOFR Average + 6.600%) (1),(3)	09/20/33		939,646	943,486

LMRK Issuer Co. 2 LLC Series 2025-1A, Class B

6.20% (1)	09/15/55		2,400,000	2,419,577

NCFA LLC – Loan Participation 1

2.75% (5)	06/12/28		7,990,601	7,990,601

NCFA LLC – Loan Participation 2

3.14% (5)	12/19/27		6,434,150	6,434,150

NCFA LLC – Loan Participation 3

7.90% (5)	04/11/30		1,830,000	1,830,000

New Mountain CLO 8 Ltd. Series CLO-8A, Class M

0.00% (1),(5),(6),(8)	10/20/38		430,000	—

New Mountain CLO 8 Ltd. Series CLO-8A, Class SUB

0.00% (1),(2)	10/20/38		4,300,000	3,563,840

Newday Funding Master Issuer PLC Series 2024-2X, Class E

7.88% (1 day GBP SONIA + 3.900%) (3),(10)	07/15/32	GBP	1,500,000	2,009,867

Newday Funding Master Issuer PLC Series 2025-2A, Class E

6.98% (1 day GBP SONIA + 3.000%) (1),(3)	07/15/33		GBP 1,700,000	2,230,302

OCP CLO Ltd. Series 2025-44A, Class SUB

0.00% (1),(2)	10/24/38		3,250,000	2,659,205

Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class DR

10.38% (3 mo. USD Term SOFR + 6.500%) (1),(3)	01/20/34		2,760,000	2,767,132

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Switch ABS Issuer LLC Series 2024-2A, Class C

10.03% (1)	06/25/54	$3,650,000	$3,747,903

U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2, Class D

6.38% (30 day USD SOFR Average + 2.200%) (1),(3)	09/25/32	3,304,622	3,316,136

Wireless PropCo Funding LLC Series 2025-1A, Class C

8.51% (1)	06/25/55	1,000,000	1,023,794

Total Asset-Backed Securities

(Cost: $153,483,296)			141,774,479

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 64.8%

Federal Home Loan Mortgage Corp., Pool #QD7213

2.00%	02/01/52	5,091,727	4,153,548

Federal Home Loan Mortgage Corp., Pool #QE0312

2.00%	04/01/52	10,182,513	8,306,328

Federal Home Loan Mortgage Corp., Pool #SD8147

2.50%	05/01/51	12,688,694	10,865,723

Federal Home Loan Mortgage Corp., Pool #SD8194

2.50%	02/01/52	2,329,367	1,987,851

Federal Home Loan Mortgage Corp., Pool #SD8212

2.50%	05/01/52	10,586,003	9,037,001

Federal Home Loan Mortgage Corp., Pool #G08710

3.00%	06/01/46	788,786	718,592

Federal Home Loan Mortgage Corp., Pool #SD8220

3.00%	06/01/52	13,823,793	12,302,263

Federal Home Loan Mortgage Corp., Pool #G60238

3.50%	10/01/45	2,552,287	2,427,937

Federal Home Loan Mortgage Corp., Pool #G60440

3.50%	03/01/46	18,237,497	17,348,162

Federal Home Loan Mortgage Corp., Pool #G67709

3.50%	03/01/48	5,646,885	5,334,339

Federal Home Loan Mortgage Corp., Pool #ZT1491

3.50%	11/01/48	6,299,043	5,933,456

Federal Home Loan Mortgage Corp., Pool #SD7513

3.50%	04/01/50	11,210,186	10,471,441

Federal Home Loan Mortgage Corp., Pool #G67717

4.00%	11/01/48	20,896,541	20,294,177

Federal Home Loan Mortgage Corp., Pool #SD8244

4.00% (4)	09/01/52	22,641,909	21,591,173

Federal Home Loan Mortgage Corp., Pool #SL1033

4.00%	01/01/54	4,038,298	3,834,723

Federal Home Loan Mortgage Corp., Pool #G08848

4.50%	11/01/48	1,157,226	1,147,334

Federal Home Loan Mortgage Corp., Pool #SD8238

4.50%	08/01/52	5,255,156	5,150,072

Federal Home Loan Mortgage Corp., Pool #SD8245

4.50%	09/01/52	15,841,155	15,521,937

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp., Pool #QG0601

4.50%	04/01/53	$16,530,477	$16,261,550

Federal Home Loan Mortgage Corp., Pool #G01959

5.00%	12/01/35	34,204	34,940

Federal Home Loan Mortgage Corp., Pool #P51350

5.00%	03/01/36	876,926	894,513

Federal Home Loan Mortgage Corp., Pool #A91162

5.00%	02/01/40	6,524,814	6,676,021

Federal Home Loan Mortgage Corp., Pool #A92195

5.00%	05/01/40	1,813,250	1,872,193

Federal Home Loan Mortgage Corp., Pool #G08833

5.00%	07/01/48	1,715,343	1,740,893

Federal Home Loan Mortgage Corp., Pool #G08840

5.00%	08/01/48	291,813	295,908

Federal Home Loan Mortgage Corp., Pool #G08849

5.00%	11/01/48	1,977,398	2,005,145

Federal Home Loan Mortgage Corp., Pool #N70081

5.50%	07/01/38	1,056,815	1,099,163

Federal Home Loan Mortgage Corp. REMICS Series 2647, Class OV (P/O)

0.00% (6)	07/15/33	354,103	290,769

Federal Home Loan Mortgage Corp. REMICS Series 3149, Class OD (P/O) (PAC)

0.00% (6)	05/15/36	1,572,756	1,296,145

Federal Home Loan Mortgage Corp. REMICS Series 3315, Class S (I/O) (I/F)

2.06% (-30 day USD SOFR Average + 6.296%) (3)	05/15/37	140,337	8,294

Federal Home Loan Mortgage Corp. REMICS Series 3376, Class SX (I/O) (I/F)

1.69% (-30 day USD SOFR Average + 5.926%) (3)	10/15/37	913,888	82,567

Federal Home Loan Mortgage Corp. REMICS Series 3410, Class IS (I/O) (I/F)

1.92% (-30 day USD SOFR Average + 6.156%) (3)	02/15/38	1,371,736	129,774

Federal Home Loan Mortgage Corp. REMICS Series 3424, Class BI (I/O) (I/F)

2.45% (-30 day USD SOFR Average + 6.686%) (3)	04/15/38	1,327,695	148,909

Federal Home Loan Mortgage Corp. REMICS Series 3519, Class SH (I/O) (I/F)

1.15% (-30 day USD SOFR Average + 5.386%) (3)	07/15/37	107,393	5,279

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 3531, Class SC (I/O) (I/F)

1.95% (-30 day USD SOFR Average + 6.186%) (3)	05/15/39	$1,886,667	$192,752

Federal Home Loan Mortgage Corp. REMICS Series 3541, Class SA (I/O) (I/F)

2.40% (-30 day USD SOFR Average + 6.636%) (3)	06/15/39	850,838	98,643

Federal Home Loan Mortgage Corp. REMICS Series 3550, Class GS (I/O) (I/F)

2.40% (-30 day USD SOFR Average + 6.636%) (3)	07/15/39	1,805,540	199,777

Federal Home Loan Mortgage Corp. REMICS Series 3788, Class SB (I/O) (I/F)

2.13% (-30 day USD SOFR Average + 6.366%) (3)	01/15/41	2,518,571	268,730

Federal Home Loan Mortgage Corp. REMICS Series 3885 (P/O) (PAC)

0.00% (6)	11/15/33	517,488	468,944

Federal Home Loan Mortgage Corp. REMICS Series 4030, Class HS (I/O) (I/F)

2.26% (-30 day USD SOFR Average + 6.496%) (3)	04/15/42	1,010,010	116,042

Federal Home Loan Mortgage Corp. REMICS Series 4135, Class DZ

3.00%	11/15/42	4,212,824	3,868,216

Federal Home Loan Mortgage Corp. REMICS Series 4351, Class MB (PAC)

4.00%	04/15/44	15,700,346	15,202,593

Federal Home Loan Mortgage Corp. REMICS Series 4604, Class PB (PAC)

3.00%	01/15/46	1,870,015	1,762,435

Federal Home Loan Mortgage Corp. REMICS Series 4772, Class ZA

4.00%	07/15/47	5,863,328	5,571,476

Federal Home Loan Mortgage Corp. REMICS Series 4896, Class DA

3.00%	01/15/49	903,169	831,826

Federal Home Loan Mortgage Corp. REMICS Series 5210, Class LB

3.00%	08/25/50	16,601,979	13,148,877

Federal Home Loan Mortgage Corp. REMICS Series 5224, Class DZ

4.00%	04/25/52	7,268,038	6,762,426

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. REMICS Series 5492, Class SH (I/O)

1.82% (-30 day USD SOFR Average + 6.000%) (3)	01/25/55	$8,341,044	$686,115

Federal Home Loan Mortgage Corp. REMICS Series 5544, Class SD (I/O)

0.87% (-30 day USD SOFR Average + 5.050%) (3)	06/25/55	8,272,972	496,152

Federal Home Loan Mortgage Corp. REMICS Series 5546, Class AS

4.23% (-30 day USD SOFR Average + 10.500%) (3)	06/25/55	2,713,563	2,652,224

Federal Home Loan Mortgage Corp. REMICS Series 5547, Class S

4.30% (-30 day USD SOFR Average + 10.575%) (3)	06/25/55	2,764,316	2,701,098

Federal Home Loan Mortgage Corp. REMICS Series 5548, Class S

4.70% (-30 day USD SOFR Average + 11.667%) (3)	06/25/55	2,682,746	2,645,866

Federal Home Loan Mortgage Corp. REMICS Series 5549, Class JS

4.23% (-30 day USD SOFR Average + 10.500%) (3)	06/25/55	2,701,551	2,646,774

Federal Home Loan Mortgage Corp. REMICS Series 5566, Class AS (I/F)

4.30% (-30 day USD SOFR Average + 10.575%) (3)	08/25/55	6,038,338	5,778,611

Federal Home Loan Mortgage Corp. REMICS Series 5578, Class SD (I/O)

1.72% (-30 day USD SOFR Average + 5.900%) (3)	09/25/55	7,283,920	738,475

Federal Home Loan Mortgage Corp. STRIPS Series 277, Class 30

3.00%	09/15/42	7,094,363	6,568,236

Federal Home Loan Mortgage Corp. STRIPS Series 377, Class C1

2.00%	01/25/51	82,169,645	10,561,864

Federal Home Loan Mortgage Corp. STRIPS Series 386, Class C2 (I/O)

2.00%	02/15/51	126,321,392	16,806,351

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal Home Loan Mortgage Corp. STRIPS Series 389, Class C40 (I/O)

2.50%	10/15/52	$4,542,250	$687,165

Federal Home Loan Mortgage Corp. STRIPS Series 400, Class C2 (I/O)

2.00%	08/25/52	67,005,323	8,877,611

Federal National Mortgage Association, Pool #MA4152

2.00%	10/01/40	8,969,538	7,896,157

Federal National Mortgage Association, Pool #BQ6913

2.00%	12/01/51	18,428,027	15,050,061

Federal National Mortgage Association, Pool #BQ7056

2.00%	01/01/52	14,157,102	11,552,145

Federal National Mortgage Association, Pool #BV4128

2.00%	03/01/52	8,163,956	6,659,702

Federal National Mortgage Association, Pool #MA4562

2.00%	03/01/52	6,166,462	5,021,853

Federal National Mortgage Association, Pool #CB3151

2.00%	03/01/52	37,567,208	30,689,691

Federal National Mortgage Association, Pool #CB0610

2.50%	05/01/51	13,972,555	12,066,540

Federal National Mortgage Association, Pool #FM9515

2.50%	11/01/51	18,004,674	15,303,327

Federal National Mortgage Association, Pool #BU7102

2.50%	12/01/51	9,533,829	8,141,951

Federal National Mortgage Association, Pool #FS0139

2.50%	01/01/52	23,151,868	19,952,981

Federal National Mortgage Association, Pool #BV7761

2.50%	03/01/52	11,639,626	9,943,921

Federal National Mortgage Association, Pool #BV4119

2.50%	03/01/52	13,732,288	11,722,903

Federal National Mortgage Association, Pool #AB6210

3.00%	09/01/42	14,686,957	13,530,065

Federal National Mortgage Association, Pool #BV8459

3.00%	04/01/52	16,189,017	14,409,037

Federal National Mortgage Association, Pool #BV8464

3.00%	04/01/52	11,955,099	10,640,637

Federal National Mortgage Association, Pool #MA4579

3.00%	04/01/52	18,682,510	16,630,542

Federal National Mortgage Association, Pool #BV8515

3.00%	05/01/52	13,114,810	11,671,315

Federal National Mortgage Association, Pool #BM5979

3.50%	09/01/45	4,818,951	4,586,878

Federal National Mortgage Association, Pool #AS7241

3.50%	05/01/46	4,788,321	4,522,556

Federal National Mortgage Association, Pool #FM2342

3.50%	12/01/46	2,894,316	2,754,931

Federal National Mortgage Association, Pool #AS9454

4.00%	04/01/47	534,227	515,919

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association, Pool #MA2995

4.00%	05/01/47	$2,465,445	$2,381,054

Federal National Mortgage Association, Pool #CA1540

4.00%	04/01/48	8,707,545	8,446,807

Federal National Mortgage Association, Pool #MA4626

4.00% (4)	06/01/52	3,205,213	3,057,958

Federal National Mortgage Association, Pool #MA4732

4.00% (4)	09/01/52	4,582,042	4,369,405

Federal National Mortgage Association, Pool #MA4804

4.00% (4)	11/01/52	4,079,148	3,888,586

Federal National Mortgage Association, Pool #CA1710

4.50%	05/01/48	4,121,169	4,081,428

Federal National Mortgage Association, Pool #CA1711

4.50%	05/01/48	3,753,799	3,717,601

Federal National Mortgage Association, Pool #CA2208

4.50%	08/01/48	3,896,979	3,859,400

Federal National Mortgage Association, Pool #MA4784

4.50%	10/01/52	5,461,079	5,350,188

Federal National Mortgage Association, Pool #BW9886

4.50%	10/01/52	15,641,067	15,314,373

Federal National Mortgage Association, Pool #MA5037

4.50%	06/01/53	3,394,159	3,322,449

Federal National Mortgage Association, Pool #FA0658

4.50%	10/01/54	10,504,070	10,280,519

Federal National Mortgage Association, Pool #934103

5.00%	07/01/38	107,077	109,536

Federal National Mortgage Association, Pool #BX6752

5.00%	03/01/53	4,603,183	4,606,457

Federal National Mortgage Association, Pool #MA5009

5.00% (4)	05/01/53	8,685,217	8,682,327

Federal National Mortgage Association, Pool #MA5071

5.00%	07/01/53	2,572,287	2,569,339

Federal National Mortgage Association, Pool #555424

5.50%	05/01/33	790,192	814,319

Federal National Mortgage Association, Pool #734384

5.50%	07/01/33	111,814	115,222

Federal National Mortgage Association, Pool #AA3303

5.50%	06/01/38	1,086,227	1,128,455

Federal National Mortgage Association, Pool #MA5107

5.50%	08/01/53	13,452,900	13,631,153

Federal National Mortgage Association, Pool #310033

6.00%	07/01/47	350,046	370,978

Federal National Mortgage Association, Pool #995573

6.00%	01/01/49	826,372	876,633

Federal National Mortgage Association, Pool #MA5761

6.00%	07/01/55	5,179,649	5,300,808

Federal National Mortgage Association REMICS Series 2004-52, Class SW (I/O) (I/F)

2.80% (-30 day USD SOFR Average + 6.986%) (3)	07/25/34	191,501	18,001

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2007-103, Class AI (I/O) (I/F)

2.20% (-30 day USD SOFR Average + 6.386%) (3)	03/25/37	$1,809,772	$159,617

Federal National Mortgage Association REMICS Series 2007-20, Class SI (I/O) (I/F)

2.15% (-30 day USD SOFR Average + 6.336%) (3)	03/25/37	391,550	23,578

Federal National Mortgage Association REMICS Series 2007-21, Class SE (I/O) (I/F)

2.14% (-30 day USD SOFR Average + 6.326%) (3)	03/25/37	221,321	12,463

Federal National Mortgage Association REMICS Series 2007-56, Class SG (I/O) (I/F)

2.11% (-30 day USD SOFR Average + 6.296%) (3)	06/25/37	406,201	22,746

Federal National Mortgage Association REMICS Series 2007-58, Class SV (I/O) (I/F)

2.45% (-30 day USD SOFR Average + 6.636%) (3)	06/25/37	1,755,261	194,941

Federal National Mortgage Association REMICS Series 2007-65, Class S (I/O) (I/F)

2.30% (-30 day USD SOFR Average + 6.486%) (3)	07/25/37	201,911	16,798

Federal National Mortgage Association REMICS Series 2008-1, Class AI (I/O) (I/F)

1.95% (-30 day USD SOFR Average + 6.136%) (3)	05/25/37	1,591,230	119,580

Federal National Mortgage Association REMICS Series 2008-13, Class SB (I/O) (I/F)

1.94% (-30 day USD SOFR Average + 6.126%) (3)	03/25/38	1,617,258	114,898

Federal National Mortgage Association REMICS Series 2008-23, Class SB (I/O) (I/F)

2.55% (-30 day USD SOFR Average + 6.736%) (3)	04/25/38	1,110,711	42,449

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2008-35, Class SD (I/O) (I/F)

2.15% (-30 day USD SOFR Average + 6.336%) (3)	05/25/38	$191,957	$4,133

Federal National Mortgage Association REMICS Series 2008-66, Class SG (I/O) (I/F)

1.77% (-30 day USD SOFR Average + 5.956%) (3)	08/25/38	3,472,292	290,873

Federal National Mortgage Association REMICS Series 2008-68, Class SA (I/O) (I/F)

1.67% (-30 day USD SOFR Average + 5.856%) (3)	08/25/38	1,107,196	66,607

Federal National Mortgage Association REMICS Series 2009-3, Class SH (I/O) (I/F)

1.15% (-30 day USD SOFR Average + 5.336%) (3)	06/25/37	412,984	26,776

Federal National Mortgage Association REMICS Series 2009-47, Class SV (I/O) (I/F)

2.45% (-30 day USD SOFR Average + 6.636%) (3)	07/25/39	218,389	20,959

Federal National Mortgage Association REMICS Series 2009-51, Class SA (I/O) (I/F)

2.45% (-30 day USD SOFR Average + 6.636%) (3)	07/25/39	1,158,888	124,977

Federal National Mortgage Association REMICS Series 2009-6, Class SD (I/O) (I/F)

1.25% (-30 day USD SOFR Average + 5.436%) (3)	02/25/39	306,383	4,856

Federal National Mortgage Association REMICS Series 2009-72, Class JS (I/O) (I/F)

2.95% (-30 day USD SOFR Average + 7.136%) (3)	09/25/39	179,442	18,431

Federal National Mortgage Association REMICS Series 2011-131, Class ST (I/O)

2.24% (-30 day USD SOFR Average + 6.426%) (3)	12/25/41	10,090,989	1,255,706

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2011-149, Class Z

4.50%	01/25/42	$2,063,216	$2,022,292

Federal National Mortgage Association REMICS Series 2012-128, Class UY (PAC)

2.50%	11/25/42	11,738,000	10,555,186

Federal National Mortgage Association REMICS Series 2012-19, Class ZN

3.50%	01/25/42	2,957,706	2,815,322

Federal National Mortgage Association REMICS Series 2012-34, Class EB

4.00%	04/25/42	2,000,000	1,925,851

Federal National Mortgage Association REMICS Series 2013-101, Class BO (P/O)

0.00% (6)	10/25/43	2,408,530	1,713,820

Federal National Mortgage Association REMICS Series 2013-101, Class CO (P/O)

0.00% (6)	10/25/43	5,371,557	3,837,080

Federal National Mortgage Association REMICS Series 2015-65, Class LZ

3.50%	09/25/45	1,711,957	1,530,821

Federal National Mortgage Association REMICS Series 2018-52, Class PZ (PAC)

4.00%	07/25/48	1,193,479	1,137,087

Federal National Mortgage Association REMICS Series 2018-54, Class KY (PAC)

3.50%	08/25/48	1,550,000	1,432,347

Federal National Mortgage Association REMICS Series 2019-57, Class LT

2.50%	10/25/49	5,881,576	5,109,562

Federal National Mortgage Association REMICS Series 2023-39, Class AI (I/O)

2.00%	07/25/52	128,226,778	16,473,487

Federal National Mortgage Association REMICS Series 2024-81, Class SE (I/O)

1.17% (-30 day USD SOFR Average + 5.350%) (3)	07/25/54	43,159,942	2,366,558

Federal National Mortgage Association REMICS Series 2025-40, Class S (I/F)

4.70% (-30 day USD SOFR Average + 11.667%) (3)	02/25/55	2,663,341	2,588,595

Federal National Mortgage Association REMICS Series 2025-49, Class SC (I/O)

1.02% (-30 day USD SOFR Average + 5.200%) (3)	06/25/55	32,756,786	1,768,539

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Federal National Mortgage Association REMICS Series 2025-63, Class S (I/F)

4.23% (-30 day USD SOFR Average + 10.500%) (3)	08/25/55	$5,706,916	$5,348,782

Government National Mortgage Association, Pool #MA7418

2.50%	06/20/51	16,497,346	14,299,724

Government National Mortgage Association, Pool #MA7589

2.50%	09/20/51	13,704,086	11,876,649

Government National Mortgage Association, Pool #MA7987

2.50%	04/20/52	2,892,865	2,506,726

Government National Mortgage Association, Pool #MA6080

3.00%	08/20/49	162,331	144,701

Government National Mortgage Association, Pool #MA6209

3.00%	10/20/49	2,308,187	2,057,515

Government National Mortgage Association, Pool #MA8347

4.50%	10/20/52	8,690,853	8,543,769

Government National Mortgage Association, Pool #MA9963

4.50%	10/20/54	8,386,843	8,190,989

Government National Mortgage Association, Pool #MB0024

4.50% (4)	11/20/54	9,387,550	9,175,178

Government National Mortgage Association REMICS Series 2011-70, Class BO (P/O)

0.00% (6)	05/20/41	2,800,193	2,128,040

Government National Mortgage Association REMICS Series 2015-162, Class ZG

4.00%	11/20/45	4,244,993	4,016,856

Government National Mortgage Association REMICS Series 2015-42, Class ZB

3.00%	03/20/45	18,860,325	17,309,835

Government National Mortgage Association REMICS Series 2015-43, Class DM

2.50%	03/20/45	14,184,305	12,657,357

Government National Mortgage Association REMICS Series 2015-44, Class Z

3.00%	03/20/45	14,825,195	13,375,944

Government National Mortgage Association REMICS Series 2015-92, Class MT

3.00%	01/20/45	3,760,000	3,324,945

Government National Mortgage Association REMICS Series 2016-51, Class DZ

3.00%	04/20/46	12,082,791	10,428,125

Government National Mortgage Association REMICS Series 2017-116, Class ZL

3.00%	06/20/47	10,768,768	8,731,753

Government National Mortgage Association REMICS Series 2017-117, Class ZN

3.00%	08/20/47	1,177,257	980,676

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Government National Mortgage Association REMICS Series 2017-14, Class Z

3.00%	01/20/47	$1,624,688	$1,347,618

Government National Mortgage Association REMICS Series 2017-57, Class Z

4.00%	04/20/47	5,646,101	5,049,223

Government National Mortgage Association REMICS Series 2018-113, Class GZ

3.00%	05/20/47	10,027,904	9,012,192

Government National Mortgage Association REMICS Series 2018-153, Class ZG

3.50%	11/20/48	5,189,413	4,719,863

Government National Mortgage Association REMICS Series 2018-77, Class JY

3.50%	06/20/48	1,996,184	1,837,401

Government National Mortgage Association REMICS Series 2018-97, Class DZ

3.50%	07/20/48	2,976,143	2,694,204

Government National Mortgage Association REMICS Series 2022-128, Class SE (I/O)

1.78% (-30 day USD SOFR Average + 5.960%) (3)	07/20/52	29,881,048	2,976,584

Government National Mortgage Association REMICS Series 2024-159, Class XS (I/O)

1.32% (-30 day USD SOFR Average + 5.500%) (3)	10/20/54	27,552,637	2,209,249

Government National Mortgage Association REMICS Series 2025-41, Class HS

1.16% (-30 day USD SOFR Average + 5.340%) (3)	03/20/55	24,258,427	1,665,167

Government National Mortgage Association REMICS Series 2025-45, Class ST (I/O)

1.12% (-30 day USD SOFR Average + 5.300%) (3)	03/20/55	13,587,593	736,475

Government National Mortgage Association, TBA

2.00% (11)	11/01/51	13,675,000	11,373,374

2.50% (11)	12/01/51	34,000,000	29,446,074

3.50% (11)	02/01/52	79,750,000	72,998,804

4.00% (11)	05/01/52	36,200,000	34,230,286

4.50% (11)	08/01/54	16,125,000	15,734,452

5.00% (11)	04/01/55	45,275,000	45,132,701

5.50% (11)	05/01/55	31,500,000	31,765,545

Uniform Mortgage-Backed Security, TBA

3.50% (11)	01/01/52	20,725,000	19,092,523

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

4.00% (11)	02/01/52	$10,250,000	$9,726,538

5.00% (11)	04/01/55	9,925,000	9,876,730

5.50% (11)	04/01/55	27,425,000	27,711,591

Total Residential Mortgage-Backed Securities — Agency

(Cost: $1,238,377,547)			1,171,394,600

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY—16.9%

ACRE Multifamily Housing Mortgage Loan Trust Series 2022-Q018, Class B

8.20% (30 day USD SOFR Average + 4.000%) (1),(3)	06/25/27	4,320,149	4,313,254

Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class AS

5.85% (1 mo. USD Term SOFR + 1.814%) (1),(3)	11/15/36	11,800,000	11,802,403

Bank Series 2020-BN25, Class C

3.35% (2)	01/15/63	4,055,000	3,538,644

BBCMS Mortgage Trust Series 2024-5C25, Class B

6.15% (2)	03/15/57	5,625,000	5,772,523

BBCMS Mortgage Trust Series 2024-5C27, Class AS

6.41% (2)	07/15/57	4,725,000	4,964,637

BBCMS Mortgage Trust Series 2024-5C27, Class B

6.70% (2)	07/15/57	4,565,000	4,787,844

BBCMS Mortgage Trust Series 2024-5C29, Class AS

5.63%	09/15/57	3,000,000	3,074,750

BBCMS Mortgage Trust Series 2024-C24, Class AS

5.87%	02/15/57	6,000,000	6,322,615

BBCMS Mortgage Trust Series 2024-C26, Class AS

6.09% (2)	05/15/57	6,003,000	6,412,738

Benchmark Mortgage Trust Series 2019-B13, Class AM

3.18%	08/15/57	5,000,000	4,608,474

Benchmark Mortgage Trust Series 2019-B14, Class 225C

3.29% (1),(2)	12/15/62	8,734,000	275,213

Benchmark Mortgage Trust Series 2019-B14, Class 225D

3.29% (1),(2)	12/15/62	20,303,000	213,395

Benchmark Mortgage Trust Series 2024-V10, Class AS

5.73% (2)	09/15/57	4,694,000	4,833,472

BGME Trust Series 2021-VR, Class C

2.99% (1),(2)	01/10/43	3,250,000	2,512,794

BMO Mortgage Trust Series 2024-5C3, Class AS

6.29% (2)	02/15/57	4,540,000	4,728,532

BMO Mortgage Trust Series 2024-5C6, Class AS

5.75% (2)	09/15/57	2,330,000	2,391,639

BMO Mortgage Trust Series 2024-C8, Class AS

5.91% (2)	03/15/57	4,011,000	4,233,795

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BPR Trust Series 2021-WILL, Class A

5.90% (1 mo. USD Term SOFR + 1.864%) (1),(3)	06/15/38		$4,299,603	$4,321,688

BPR Trust Series 2024-PMDW, Class D

5.85% (1),(2)	11/05/41		3,980,000	3,933,251

BX Trust Series 2019-OC11, Class B

3.61% (1)	12/09/41		1,196,000	1,142,175

BX Trust Series 2019-OC11, Class C

3.86% (1)	12/09/41		1,080,000	1,032,044

BX Trust Series 2019-OC11, Class E

3.94% (1),(2)	12/09/41		5,000,000	4,603,311

Caister Finance DAC Series 1A, Class D

7.88% (1 day GBP SONIA + 3.900%) (1),(3)	08/17/35	GBP	2,000,000	2,632,051

CAMB Commercial Mortgage Trust Series 2021-CX2, Class C

2.77% (1),(2)	11/10/46		5,000,000	4,109,769

CHI Commercial Mortgage Trust Series 2025-SFT, Class D

7.32% (1),(2)	04/15/42		4,500,000	4,602,527

Citigroup Commercial Mortgage Trust Series 2018-C5, Class AS

4.41% (2)	06/10/51		5,599,188	5,525,288

Citigroup Commercial Mortgage Trust Series 2020-555, Class A

2.65% (1)	12/10/41		9,400,000	8,558,437

COMM Mortgage Trust Series 2020-CX, Class B

2.45% (1)	11/10/46		6,000,000	5,112,571

CoreVest American Finance Ltd. Series 2020-1, Class XB (I/O)

1.95% (1),(2)	03/15/50		38,948,500	2,427,290

CoreVest American Finance Ltd. Series 2020-4, Class XA (I/O)

3.74% (1),(2)	12/15/52		2,201,634	4,498

CoreVest American Finance Ltd. Series 2020-4, Class XB (I/O)

2.69% (1),(2)	12/15/52		27,500,000	1,330,200

CoreVest American Finance Ltd. Series 2021-1, Class XA (I/O)

2.83% (1),(2)	04/15/53		38,991,089	534,314

Corevest American Finance Trust Series 2020-1, Class XA (I/O)

2.26% (1),(2)	03/15/50		8,049,023	283,352

CSMC Trust Series 2021-B33, Class A2

3.17% (1)	10/10/43		5,140,000	4,626,211

CSMC Trust Series 2021-BPNY, Class A

7.86% (1 mo. USD Term SOFR + 3.829%) (1),(3)	08/15/26		8,379,925	8,002,762

DBGS Mortgage Trust Series 2018-C1, Class AM

4.61% (2)	10/15/51		5,136,000	4,958,925

DOLP Trust Series 2021-NYC, Class A

2.96% (1)	05/10/41		14,175,000	12,693,540

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Extended Stay America Trust Series 2025-ESH, Class D

6.75% (1 mo. USD Term SOFR + 2.600%) (1),(3)	10/15/42	$5,385,000	$5,435,923

FirstKey Homes Trust Series 2021-SFR3, Class E1

2.99% (1)	12/17/38	5,500,000	5,359,220

FirstKey Homes Trust Series 2022-SFR3, Class E1

3.50% (1)	07/17/38	8,950,000	8,794,794

Grace Trust Series 2020-GRCE, Class A

2.35% (1)	12/10/40	7,000,000	6,244,461

Hudson Yards Mortgage Trust Series 2019-55HY, Class A

2.94% (1),(2)	12/10/41	1,750,000	1,642,324

JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-OSB, Class A

3.40% (1)	06/05/39	6,865,000	6,491,527

Life Mortgage Trust Series 2021-BMR, Class G

7.10% (1 mo. USD Term SOFR + 3.064%) (1),(3)	03/15/38	1,400,000	1,382,750

MAD Commercial Mortgage Trust Series 2025-11MD, Class D

6.36% (1),(2)	10/15/42	5,100,000	5,117,846

MKT Mortgage Trust Series 2020-525M, Class C

2.94% (1),(2)	02/12/40	4,900,000	4,109,555

MKT Mortgage Trust Series 2020-525M, Class D

2.94% (1),(2)	02/12/40	3,396,000	2,779,442

Morgan Stanley Capital I Trust Series 2019-H7, Class C

4.13%	07/15/52	4,000,000	3,660,499

Morgan Stanley Capital I Trust Series 2020-CNP, Class A

2.43% (1),(2)	04/05/42	18,000,000	15,901,810

Morgan Stanley Capital I Trust Series 2020-CNP, Class C

2.43% (1),(2)	04/05/42	3,045,000	2,529,991

New Residential Mortgage Loan Trust Series 2022-SFR2, Class E1

4.00% (1)	09/04/39	5,750,000	5,537,688

NY Commercial Mortgage Trust Series 2025-299P, Class B

5.93% (1),(2)	02/10/47	5,885,000	6,148,334

One Bryant Park Trust Series 2019-OBP, Class A

2.52% (1)	09/15/54	6,870,000	6,345,474

Progress Residential Trust Series 2021-SFR11, Class F

4.42% (1)	01/17/39	2,874,000	2,792,942

Progress Residential Trust Series 2021-SFR3, Class G

4.25% (1)	05/17/26	3,400,000	3,381,202

Progress Residential Trust Series 2021-SFR7, Class F

3.83% (1)	08/17/40	8,970,000	8,486,595

Progress Residential Trust Series 2024-SFR5, Class D

3.38% (1),(2)	08/09/29	4,621,000	4,331,946

RIDE Series 2025-SHRE, Class D

6.75% (1),(2)	02/14/47	2,500,000	2,566,728

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ROCK Trust Series 2024-CNTR, Class E

8.82% (1)	11/13/41	$4,000,000	$4,233,454

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2A

3.66% (1),(2)	01/05/43	15,597,000	13,197,618

SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class A2B

4.14% (1),(2)	01/05/43	1,370,000	1,191,463

SLG Office Trust Series 2021-OVA, Class D

2.85% (1)	07/15/41	1,285,000	1,117,482

SLG Office Trust Series 2021-OVA, Class E

2.85% (1)	07/15/41	4,800,000	4,128,861

SLG Office Trust Series 2021-OVA, Class G

2.85% (1)	07/15/41	16,460,000	12,954,418

Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XB

0.55% (2)	11/15/49	106,409,000	340,200

Wells Fargo Commercial Mortgage Trust Series 2024-SVEN, Class B

6.26% (1),(2)	06/10/37	4,632,000	4,808,972

Total Commercial Mortgage-Backed Securities — Non-agency

(Cost: $344,947,562)			306,234,445

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.2%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K042, Class X3 (I/O)

4.16% (2)	01/25/43	1,876,076	19

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K045, Class X3 (I/O)

2.96% (2)	04/25/43	746,581	7

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K046, Class X3 (I/O)

3.40% (2)	04/25/43	3,583,633	36

FREMF Mortgage Trust Series 2017-KW03, Class C

0.00% (1),(6)	08/25/27	4,500,000	3,854,387

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $4,159,027)			3,854,449

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 23.4%

ABFC Trust Series 2007-WMC1, Class A2A

4.86% (1 mo. USD Term SOFR + 0.864%) (3)	06/25/37	8,209,559	7,002,907

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2C

4.63% (1 mo. USD Term SOFR + 0.634%) (3)	03/25/37	10,081,140	4,109,443

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

ACE Securities Corp. Home Equity Loan Trust Series 2007-ASP1, Class A2D

4.87% (1 mo. USD Term SOFR + 0.874%) (3)	03/25/37	$5,418,506	$2,208,633

Argent Securities Trust Series 2006-W4, Class A2C

4.43% (1 mo. USD Term SOFR + 0.434%) (3)	05/25/36	16,015,309	3,839,027

Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3, Class M2

4.80% (1 mo. USD Term SOFR + 0.804%) (3)	11/25/35	7,603,398	6,829,373

Banc of America Funding Trust Series 2004-B, Class 3A1

4.62% (2)	12/20/34	129,924	105,267

Banc of America Funding Trust Series 2006-3, Class 4A14

6.00%	03/25/36	137,326	117,930

Banc of America Funding Trust Series 2006-3, Class 5A3

5.50%	03/25/36	870,160	797,853

Banc of America Funding Trust Series 2006-D, Class 2A1

3.50% (2)	05/20/36	39,275	36,565

Banc of America Funding Trust Series 2006-D, Class 3A1

4.90% (2)	05/20/36	1,070,577	956,896

Bear Stearns ALT-A Trust Series 2005-2, Class 2A4

3.83% (2)	04/25/35	714	649

Bear Stearns ALT-A Trust Series 2005-4, Class 23A1

5.42% (2)	05/25/35	1,119,957	1,073,352

Bear Stearns ALT-A Trust Series 2006-4, Class 32A1

4.15% (2)	07/25/36	278,046	114,927

Bear Stearns ARM Trust Series 2004-12, Class 1A1

5.62% (2)	02/25/35	165,674	157,029

Bear Stearns ARM Trust Series 2005-10, Class A3

6.02% (2)	10/25/35	939,467	937,064

Bear Stearns ARM Trust Series 2006-2, Class 2A1

4.39% (2)	07/25/36	505,020	435,171

Bear Stearns ARM Trust Series 2007-1, Class 2A1

5.68% (2)	02/25/47	80,746	69,854

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A3

5.50% (2)	09/25/35	587,768	569,409

Bear Stearns Asset-Backed Securities I Trust Series 2005-AC6, Class 1A4

5.40% (2)	09/25/35	1,256,747	1,217,596

Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1

4.55% (1 mo. USD Term SOFR + 0.554%) (3)	08/25/36	7,305,896	7,003,160

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Mortgage Funding Trust Series 2006-AR3, Class 1A1

4.47% (1 mo. USD Term SOFR + 0.474%) (3)	10/25/36		$219,754	$195,421

Braccan Mortgage Funding PLC Series 2025-1A, Class X

7.92% (1 day GBP SONIA + 3.930%) (1),(3)	05/17/67	GBP	1,641,683	2,154,151

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2B

3.50%	02/25/37		1,944,788	1,135,898

C-BASS Mortgage Loan Trust Series 2007-CB2, Class A2C

3.50%	02/25/37		6,689,696	3,907,269

C-BASS Trust Series 2006-CB9, Class A4

4.57% (1 mo. USD Term SOFR + 0.574%) (3)	11/25/36		10,838,167	4,973,989

Chase Mortgage Finance Trust Series 2006-A1, Class 2A1

5.27% (2)	09/25/36		240,947	215,619

Chase Mortgage Finance Trust Series 2007-A1, Class 8A1

6.13% (2)	02/25/37		795,506	782,226

ChaseFlex Trust Series 2005-1, Class 1A5

6.50%	02/25/35		1,965,944	1,317,128

CHL Mortgage Pass-Through Trust Series 2005-HYB5, Class 4A1

4.88% (2)	09/20/35		6,982	6,088

CHL Mortgage Pass-Through Trust Series 2007-HY5, Class 1A1

5.04% (2)	09/25/47		3,178	2,485

CHL Mortgage Pass-Through Trust Series 2007-HYB1, Class 1A1

3.72% (2)	03/25/37		25,330	21,241

CIM Trust Series 2019-R3, Class A

2.63% (1),(2)	06/25/58		6,806,543	6,432,382

CIM Trust Series 2020-R1, Class A1

2.85% (1),(2)	10/27/59		14,546,570	13,552,713

CIM Trust Series 2020-R3, Class A1A

4.00% (1),(2)	01/26/60		9,125,566	8,846,284

CIM Trust Series 2020-R6, Class A1A

2.25% (1),(2)	12/25/60		8,230,670	7,608,272

CIM Trust Series 2020-R7, Class A1A

2.25% (1),(2)	12/27/61		12,647,287	11,756,325

CIM Trust Series 2021-R3, Class A1A

1.95% (1),(2)	06/25/57		8,683,535	8,099,500

CIM Trust Series 2023-R1, Class A1A

5.40% (1),(2)	04/25/62		6,068,081	6,050,609

CIM Trust Series 2023-R1, Class A1B

5.40% (1),(2)	04/25/62		13,400,000	11,962,010

Citigroup Mortgage Loan Trust, Inc. Series 2006-AR5, Class 1A1A

5.97% (2)	07/25/36		1,415,263	1,023,452

Citigroup Mortgage Loan Trust, Inc. Series 2007-12, Class 2A1

6.50% (1),(2)	10/25/36		2,134,353	1,074,522

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CitiMortgage Alternative Loan Trust Series 2007-A5, Class 1A6

6.00%	05/25/37	$6,302,886	$5,840,581

Conseco Finance Corp. Series 1999-2, Class A7

6.44%	12/01/30	163,854	164,594

Conseco Finance Securitizations Corp. Series 2000-4, Class A5

7.97%	05/01/32	45,277,023	5,745,894

Countrywide Alternative Loan Trust Series 2005-84, Class 1A1

5.07% (2)	02/25/36	71,470	61,910

Countrywide Alternative Loan Trust Series 2007-19, Class 1A34

6.00%	08/25/37	10,964,709	5,126,808

Credit Suisse First Boston Mortgage Securities Corp. Series 2005-12, Class 1A1

6.50%	01/25/36	6,004,288	1,306,973

Cross Mortgage Trust Series 2024-H8, Class B1B

7.35% (1),(2)	12/25/69	3,226,000	3,223,471

CSMC Mortgage-Backed Trust Series 2006-8, Class 3A1

6.00%	10/25/21	607,619	143,860

CSMC Mortgage-Backed Trust Series 2006-9, Class 5A1

5.50%	11/25/36	64,637	1

CSMC Trust Series 2021-NQM5, Class A1

0.94% (1),(2)	05/25/66	3,454,819	2,943,737

CSMC Trust Series 2021-RP11, Class A1 (I/O)

1.48% (1),(2)	10/25/61	9,672,398	518,974

CSMC Trust Series 2021-RP11, Class B1

3.73% (1),(2)	10/25/61	2,334,236	1,222,927

CSMC Trust Series 2022-RPL1, Class A1 (I/O)

0.43% (1),(2)	04/25/61	8,452,459	87,006

CSMC Trust Series 2022-RPL1, Class B1

4.58% (1),(2)	04/25/61	2,092,563	1,289,040

CSMCM Trust Series 2021-RP11, Class CERT

3.78% (1)	10/27/61	477,036	377,000

CSMCM Trust Series 2022-RPL1, Class CERT

4.23% (1)	04/25/61	445,362	378,392

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2006-AR6, Class A6

4.49% (1 mo. USD Term SOFR + 0.494%) (3)	02/25/37	123,210	108,518

DSLA Mortgage Loan Trust Series 2005-AR6, Class 2A1A

4.73% (1 mo. USD Term SOFR + 0.694%) (3)	10/19/45	1,410,131	1,319,104

DSLA Mortgage Loan Trust Series 2007-AR1, Class 2A1A

4.29% (1 mo. USD Term SOFR + 0.254%) (3)	03/19/37	3,440,132	2,898,626

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA6, Class B2

11.68% (30 day USD SOFR Average + 7.500%) (1),(3)	10/25/41	4,000,000	4,216,331

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7, Class B2

11.98% (30 day USD SOFR Average + 7.800%) (1),(3)	11/25/41	$2,376,737	$2,521,772

Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-HQA3, Class B2

10.43% (30 day USD SOFR Average + 6.250%) (1),(3)	09/25/41	3,050,000	3,163,591

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1B2

10.18% (30 day USD SOFR Average + 6.000%) (1),(3)	10/25/41	5,900,000	6,136,413

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R03, Class 1B2

9.68% (30 day USD SOFR Average + 5.500%) (1),(3)	12/25/41	4,760,000	4,958,420

Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R01, Class 1B2

10.18% (30 day USD SOFR Average + 6.000%) (1),(3)	12/25/41	3,005,000	3,148,075

Fieldstone Mortgage Investment Trust Series 2007-1, Class 2A2

4.81% (1 mo. USD Term SOFR + 0.384%) (3)	04/25/47	2,090,448	1,617,596

First Franklin Mortgage Loan Trust Series 2006-FF18, Class A2C

4.43% (1 mo. USD Term SOFR + 0.434%) (3)	12/25/37	7,922,098	7,354,985

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2C

4.39% (1 mo. USD Term SOFR + 0.394%) (3)	01/25/38	2,828,742	1,564,924

First Franklin Mortgage Loan Trust Series 2007-FF1, Class A2D

4.55% (1 mo. USD Term SOFR + 0.554%) (3)	01/25/38	13,845,546	7,657,616

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1

4.39% (1 mo. USD Term SOFR + 0.394%) (3)	03/25/37	29,379,548	15,477,957

First Franklin Mortgage Loan Trust Series 2007-FF2, Class A2C

4.41% (1 mo. USD Term SOFR + 0.414%) (3)	03/25/37	19,498,590	9,376,254

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

GSAA Trust Series 2005-7, Class AF5

5.11%	05/25/35	$21,239	$21,035

GSR Mortgage Loan Trust Series 2004-9, Class 3A1

4.92% (2)	08/25/34	518,890	496,013

GSR Mortgage Loan Trust Series 2006-OA1, Class 2A2

4.63% (1 mo. USD Term SOFR + 0.634%) (3)	08/25/46	42,649,434	9,434,848

GSR Mortgage Loan Trust Series 2007-AR2, Class 2A1

5.13% (2)	05/25/37	1,452,786	741,935

HSI Asset Loan Obligation Trust Series 2007-2, Class 2A12

6.00%	09/25/37	429,021	310,860

Impac CMB Trust Series 2005-1, Class 1A1

4.63% (1 mo. USD Term SOFR + 0.634%) (3)	04/25/35	241,496	235,477

Impac CMB Trust Series 2005-5, Class A2

4.55% (1 mo. USD Term SOFR + 0.334%) (3)	08/25/35	1,435,080	1,365,524

Impac Secured Assets Trust Series 2006-3, Class A1

4.45% (1 mo. USD Term SOFR + 0.454%) (3)	11/25/36	2,595,258	2,401,136

IndyMac INDA Mortgage Loan Trust Series 2007-AR7, Class 1A1

3.39% (2)	11/25/37	1,189,827	981,297

IndyMac INDX Mortgage Loan Trust Series 2004-AR9, Class 4A

4.87% (2)	11/25/34	125,476	120,065

IndyMac INDX Mortgage Loan Trust Series 2005-AR23, Class 2A1

4.45% (2)	11/25/35	1,344,963	1,030,002

IndyMac INDX Mortgage Loan Trust Series 2005-AR25, Class 2A1

3.82% (2)	12/25/35	998,930	847,659

IndyMac INDX Mortgage Loan Trust Series 2005-AR7, Class 2A1

3.34% (2)	06/25/35	716,770	595,220

IndyMac INDX Mortgage Loan Trust Series 2006-AR39, Class A1

4.47% (1 mo. USD Term SOFR + 0.474%) (3)	02/25/37	3,786,688	3,520,219

IndyMac INDX Mortgage Loan Trust Series 2006-AR6, Class 2A1A

4.51% (1 mo. USD Term SOFR + 0.514%) (3)	06/25/46	5,913,236	5,369,315

IndyMac INDX Mortgage Loan Trust Series 2007-AR11, Class 1A1

3.32% (2)	06/25/37	9,881	8,894

JPMorgan Alternative Loan Trust Series 2006-A2, Class 5A1

4.50% (2)	05/25/36	2,727,298	1,508,871

JPMorgan Alternative Loan Trust Series 2006-A4, Class A8

4.11% (2)	09/25/36	115,926	139,037

JPMorgan Mortgage Acquisition Trust Series 2006-CH2, Class AF4

4.42%	10/25/36	3,254,500	1,953,214

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Acquisition Trust Series 2006-WMC4, Class A3

4.35% (1 mo. USD Term SOFR + 0.354%) (3)	12/25/36	$23,171,568	$11,645,884

JPMorgan Mortgage Trust Series 2006-A2, Class 5A3

6.42% (2)	11/25/33	199,901	197,963

JPMorgan Mortgage Trust Series 2006-A4, Class 1A4

5.05% (2)	06/25/36	145,191	96,897

JPMorgan Mortgage Trust Series 2006-A7, Class 2A4R

4.47% (2)	01/25/37	5,910	4,750

JPMorgan Mortgage Trust Series 2006-S2, Class 2A2

5.88% (5)	06/25/21	25,691	—

JPMorgan Mortgage Trust Series 2022-INV1, Class A8

3.00% (1),(2)	03/25/52	6,674,888	5,587,287

JPMorgan Mortgage Trust Series 2024-3, Class A8

3.00% (1),(2)	05/25/54	10,800,000	8,922,546

JPMortgage Trust Series 2021-4, Class A8

2.50% (1),(2)	08/25/51	10,544,878	8,776,629

Knock Issuer Trust Series 2025-1, Class A1

7.12% (1)	02/25/30	3,565,000	3,606,428

Lehman Mortgage Trust Series 2006-4, Class 4A1

6.00%	08/25/21	399,137	261,087

Lehman XS Trust Series 2006-10N, Class 1A3A

4.53% (1 mo. USD Term SOFR + 0.534%) (3)	07/25/46	4,827,957	4,753,961

Lehman XS Trust Series 2006-12N, Class A31A

4.51% (1 mo. USD Term SOFR + 0.514%) (3)	08/25/46	1,334,062	1,426,371

MASTR Alternative Loan Trust Series 2005-4, Class 1A1

6.50%	05/25/35	3,842,511	3,024,071

MASTR Alternative Loan Trust Series 2006-2, Class 2A1

4.51% (1 mo. USD Term SOFR + 0.514%) (3)	03/25/36	65,324	5,893

MASTR Asset Securitization Trust Series 2006-3, Class 2A1

4.56% (1 mo. USD Term SOFR + 0.564%) (3)	10/25/36	28,197	4,191

MASTR Asset-Backed Securities Trust Series 2006-AB1, Class A4

6.22%	02/25/36	138,471	118,020

MASTR Seasoned Securitization Trust Series 2004-1, Class 4A1

6.53% (2)	10/25/32	2,570	2,529

Merrill Lynch Alternative Note Asset Trust Series 2007-A1, Class A3

4.43% (1 mo. USD Term SOFR + 0.434%) (3)	01/25/37	726,553	221,335

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2C

4.61% (1 mo. USD Term SOFR + 0.614%) (3)	04/25/37	$17,070,941	$6,492,217

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1, Class A2D

4.79% (1 mo. USD Term SOFR + 0.794%) (3)	04/25/37	4,358,614	1,665,698

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2, Class A2C

4.59% (1 mo. USD Term SOFR + 0.594%) (3)	05/25/37	2,125,879	1,560,661

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-3, Class A2B

4.37% (1 mo. USD Term SOFR + 0.374%) (3)	06/25/37	663,031	665,091

Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-4, Class 2A3

4.43% (1 mo. USD Term SOFR + 0.434%) (3)	07/25/37	9,317,708	9,410,754

Merrill Lynch Mortgage-Backed Securities Trust Series 2007-2, Class 1A1

6.05% (1 yr. CMT + 2.400%) (3)	08/25/36	373,674	324,842

Mid-State Capital Corp. Trust Series 2005-1, Class A

5.75%	01/15/40	290,569	290,566

Morgan Stanley ABS Capital I, Inc. Trust Series 2004-NC8, Class M2

5.07% (1 mo. USD Term SOFR + 1.074%) (3)	09/25/34	255,875	270,431

Morgan Stanley Mortgage Loan Trust Series 2007-3XS, Class 2A6

6.26%	01/25/47	1,975,422	573,839

Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3, Class A1

6.50% (1),(2)	06/25/54	7,196,915	7,367,355

MortgageIT Trust Series 2005-4, Class A1

4.67% (1 mo. USD Term SOFR + 0.674%) (3)	10/25/35	253,862	254,842

Oakwood Mortgage Investors, Inc. Series 1999-E, Class A1

7.61% (2)	03/15/30	4,291,769	1,754,083

Ownit Mortgage Loan Trust Series 2006-6, Class A2C

4.43% (1 mo. USD Term SOFR + 0.434%) (3)	09/25/37	12,635,945	5,650,745

Prime Mortgage Trust Series 2006-1, Class 1A1

5.50% (5)	06/25/36	1,359	—

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

PRKCM Trust Series 2021-AFC2, Class A1

2.07% (1),(2)	11/25/56	$4,671,304	$4,198,317

RAAC Trust Series 2005-SP1, Class 4A1

7.00%	09/25/34	540,370	542,519

RALI Trust Series 2005-QA13, Class 2A1

5.27% (2)	12/25/35	303,575	267,514

RALI Trust Series 2005-QA7, Class A21

5.36% (2)	07/25/35	648,702	612,065

RALI Trust Series 2005-QA8, Class CB21

5.19% (2)	07/25/35	2,193,939	1,109,475

RALI Trust Series 2006-QA1, Class A21

5.15% (2)	01/25/36	7,842	5,242

RALI Trust Series 2006-QA2, Class 1A1

4.36% (1 mo. USD Term SOFR + 0.364%) (3)	02/25/36	9,331	6,061

RALI Trust Series 2006-QS10, Class AV (I/O)

0.57% (2)	08/25/36	13,952,118	260,783

RALI Trust Series 2006-QS5, Class A5

6.00%	05/25/36	1,640,208	1,472,195

RALI Trust Series 2006-QS6, Class 1AV (I/O)

0.77% (2)	06/25/36	19,917,151	516,958

RALI Trust Series 2006-QS7, Class AV (I/O)

0.75% (2)	06/25/36	3,739,569	100,412

RALI Trust Series 2007-QS1, Class 2AV (I/O)

0.17% (2)	01/25/37	1,034,717	6,398

RALI Trust Series 2007-QS2, Class AV (I/O)

0.29% (2)	01/25/37	6,975,705	69,350

RALI Trust Series 2007-QS3, Class AV (I/O)

0.36% (2)	02/25/37	33,165,812	484,854

RALI Trust Series 2007-QS4, Class 3AV (I/O)

0.38% (2)	03/25/37	3,432,779	42,400

RALI Trust Series 2007-QS5, Class AV (I/O)

0.28% (2)	03/25/37	4,791,270	54,977

RALI Trust Series 2007-QS6, Class A45

5.75%	04/25/37	1,124,665	937,788

RALI Trust Series 2007-QS8, Class AV (I/O)

0.45% (2)	06/25/37	8,018,777	139,470

Residential Asset Securitization Trust Series 2007-A3, Class 1A4

5.75%	04/25/37	2,217,320	975,229

RFMSI Trust Series 2005-SA5, Class 2A

5.17% (2)	11/25/35	5,908	5,317

RFMSI Trust Series 2006-S9, Class A3 (PAC)

5.75%	09/25/36	247,352	196,246

RFMSI Trust Series 2007-S2, Class A9

6.00%	02/25/37	2,675,077	2,070,590

RFMSI Trust Series 2007-SA2, Class 2A2

5.69% (2)	04/25/37	7,245	6,297

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Saxon Asset Securities Trust Series 2007-2, Class A2C

4.35% (1 mo. USD Term SOFR + 0.354%) (3)	05/25/47	$9,080,865	$6,771,051

Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2

2.82%	01/25/36	2,473,968	2,136,374

Securitized Asset-Backed Receivables LLC Trust Series 2007-BR1, Class A2C

4.79% (1 mo. USD Term SOFR + 0.794%) (3)	02/25/37	6,934,357	2,973,526

Securitized Asset-Backed Receivables LLC Trust Series 2007-NC2, Class A2B

4.39% (1 mo. USD Term SOFR + 0.394%) (3)	01/25/37	10,437,602	9,080,231

Sequoia Mortgage Trust Series 2003-8, Class A1

4.79% (1 mo. USD Term SOFR + 0.754%) (3)	01/20/34	122,306	119,512

Soundview Home Loan Trust Series 2007-OPT3, Class 2A4

4.36% (1 mo. USD Term SOFR + 0.364%) (3)	08/25/37	4,000,000	3,694,192

STARM Mortgage Loan Trust Series 2007-1, Class 1A1

6.74% (2)	02/25/37	1,336,110	731,996

STARM Mortgage Loan Trust Series 2007-2, Class 2A1

5.88% (2)	04/25/37	78,465	42,350

STARM Mortgage Loan Trust Series 2007-3, Class 1A1

6.57% (2)	06/25/37	1,693	784

Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 2A

4.89% (2)	09/25/34	212,927	207,984

Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 2A

5.53% (2)	10/25/34	560,826	552,523

Structured Adjustable Rate Mortgage Loan Trust Series 2006-5, Class 1A1

5.00% (2)	06/25/36	1,161,815	1,071,294

Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A5

4.55% (1 mo. USD Term SOFR + 0.554%) (3)	09/25/47	10,478,117	9,464,591

Towd Point Mortgage Trust Series 2018-2, Class B1

3.70% (1),(2)	03/25/58	13,050,000	11,484,731

WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR14, Class A1

5.21% (2)	01/25/35	1,622,884	1,581,582

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR14, Class 2A1

5.00% (2)	12/25/35	239,658	222,574

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2025

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR18, Class 1A1

4.92% (2)	01/25/36	$527,350	$507,487

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR11, Class 1A

5.07% (1 yr. MTA + 0.960%) (3)	09/25/46	1,629,988	1,369,040

WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR17, Class 1A1A

3.91% (1 yr. MTA + 0.810%) (3)	12/25/46	1,693,166	1,513,904

Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A1

4.31% (1 mo. USD Term SOFR + 0.314%) (3)	02/25/37	14,901,711	4,677,272

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-1, Class 3A2

5.75%	02/25/36	408,874	388,199

Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-5, Class 1A1

4.71% (1 mo. USD Term SOFR + 0.714%) (3)	07/25/36	924,159	681,426

Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2002-AR1, Class 1A1

6.72% (2)	11/25/30	3,665	3,681

Wells Fargo Home Equity Asset-Backed Securities Trust Series 2007-1, Class A3

4.75% (1 mo. USD Term SOFR + 0.754%) (3)	03/25/37	5,521,000	5,156,696

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11, Class A6
6.20% (2)	08/25/36	722,217	667,722

Total Residential Mortgage-Backed Securities — Non-agency

(Cost: $450,508,409)			423,849,805

U.S. TREASURY SECURITIES — 1.6%
U.S. Treasury Bonds
4.75%	08/15/55	1,490,000	1,510,371
U.S. Treasury Notes
3.50%	10/31/27	2,605,000	2,600,166
3.63%	10/31/30	19,780,000	19,708,143
4.25%	08/15/35	4,435,000	4,490,784

Total U.S. Treasury Securities

(Cost: $28,340,580)			28,309,464

Total Fixed Income Securities

(Cost: $2,219,816,421)			2,075,417,242

Issues	Shares	Value

INVESTMENT COMPANIES — 1.0%

TCW Private Asset Income Fund — I Class (12)	1,719,511	$17,212,307

Total Investment Companies

(Cost: $17,202,538)		17,212,307

MONEY MARKET INVESTMENTS — 4.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 4.01% (13)	14,584,725	14,584,725

TCW Central Cash Fund, 4.07% (12),(13)	70,921,370	70,921,370

Total Money Market Investments

(Cost: $85,506,095)		85,506,095

PURCHASED OPTIONS(14) (0.1%)

(Cost: $1,911,438)		921,387

Total Investments (120.5%)

(Cost: $2,324,436,492)		2,179,057,031

Liabilities In Excess Of Other Assets (-20.5%)		(370,223,623)

Net Assets (100.0%)		$1,808,833,408

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Schedule of Investments (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
1,146	U.S. Ultra Long Bond Futures	12/19/25	$133,987,237	$138,988,313	$5,001,076
229	2-Year U.S. Treasury Note Futures	12/31/25	47,717,843	47,687,461	(30,382)
493	5-Year U.S. Treasury Note Futures	12/31/25	53,818,159	53,840,992	22,833

			$235,523,239	$240,516,766	$4,993,527

Short Futures
1,669	10-Year U.S. Treasury Note Futures	12/19/25	$(189,654,530)	$(192,743,422)	$(3,088,892)

			$(189,654,530)	$(192,743,422)	$(3,088,892)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for USD	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (15)
Citibank N.A.	GBP	6,992,860	01/09/26	$9,416,296	$9,187,998	$228,298

				$9,416,296	$9,187,998	$228,298

Swaptions

Description	Counterparty	Coupon Rate (%)	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Purchased Swaptions — OTC
10-Year Interest Rate Swap	Barclays Capital	3.13	2/11/26	25,790,000	$25,790,000	$43,557	$100,581	$(57,024)
10-Year Interest Rate Swap	Barclays Capital	3.88	2/11/26	12,900,000	12,900,000	82,001	103,458	(21,457)
10-Year Interest Rate Swap	Barclays Capital	3.26	2/11/26	22,625,000	22,625,000	57,404	135,750	(78,346)
10-Year Interest Rate Swap	Barclays Capital	4.26	2/11/26	22,625,000	22,625,000	34,600	142,537	(107,937)
2-Year Interest Rate Swap	Barclays Capital	3.41	2/11/26	82,080,000	82,080,000	158,160	144,625	13,535
2-Year Interest Rate Swap	Barclays Capital	3.79	2/11/26	144,000,000	144,000,000	54,821	218,880	(164,059)
20-Year Interest Rate Swap	Barclays Capital	3.46	2/11/26	15,630,000	15,630,000	41,729	89,091	(47,362)
20-Year Interest Rate Swap	Barclays Capital	3.55	2/11/26	13,710,000	13,710,000	47,971	117,906	(69,935)
30-Year Interest Rate Swap	Barclays Capital	3.44	2/11/26	13,020,000	13,020,000	41,988	92,442	(50,454)
30-Year Interest Rate Swap	Barclays Capital	3.50	2/11/26	11,420,000	11,420,000	42,577	117,626	(75,049)
5-Year Interest Rate Swap	Barclays Capital	3.53	2/11/26	34,460,000	34,460,000	149,598	151,624	(2,026)
5-Year Interest Rate Swap	Barclays Capital	2.78	2/11/26	45,950,000	45,950,000	46,511	111,199	(64,688)
5-Year Interest Rate Swap	Barclays Capital	3.93	2/11/26	60,457,500	60,457,500	59,484	211,601	(152,117)
5-Year Interest Rate Swap	Barclays Capital	2.93	2/11/26	40,305,000	40,305,000	60,986	174,118	(113,132)

Total Swaptions						$921,387	$1,911,438	$(990,051)

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

October 31, 2025

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA	To Be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At October 31, 2025, the value of these securities amounted to $525,109,328 or 29.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2025.
(4)	This security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Security is not accruing interest.
(7)	This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses.
(8)	Restricted security (Note 3).
(9)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(10)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At October 31, 2025, the value of these securities amounted to $2,009,867 or 0.1% of net assets.
(11)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(12)	Affiliated issuer.
(13)	Rate disclosed is the 7-day net yield as of October 31, 2025.
(14)	See options table for description of purchased options.
(15)	Fund sells foreign currency, buys USD.

The summary of the TCW Securitized Bond Fund transactions in the affiliated funds for the year ended October 31, 2025 is as follows:

Name of Affiliated Fund	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Number of Shares Held October 31, 2025	Value at October 31, 2025	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Central Cash Fund
	$28,651,674	$865,969,696	$823,700,000	70,921,370	$70,921,370	$3,610,521	$—	$—	$—
TCW Private Asset Income Fund — Share Class I
	—	17,202,538	—	1,719,511	17,212,307	539,700	—	—	9,769

Total					$88,133,677	$4,150,221	$—	$—	$9,769

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Fair Valuation Summary	October 31, 2025

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Residential Mortgage-Backed Securities — Agency	$—	$1,171,394,600	$—	$1,171,394,600
Residential Mortgage-Backed Securities — Non-Agency	—	423,849,805	—	423,849,805
Commercial Mortgage-Backed Securities — Non-Agency	—	306,234,445	—	306,234,445
Asset-Backed Securities	—	122,525,603	19,248,876	141,774,479
U.S. Treasury Securities	—	28,309,464	—	28,309,464
Commercial Mortgage-Backed Securities — Agency	—	3,854,449	—	3,854,449

Total Fixed Income Securities	—	2,056,168,366	19,248,876	2,075,417,242

Equity Securities
Money Market Investments	85,506,095	—	—	85,506,095
Investment Companies	—	17,212,307	—	17,212,307

Total Equity Securities	85,506,095	17,212,307	—	102,718,402

Swaptions
Purchased Swaptions — OTC	—	921,387	—	921,387

Total Investments	$85,506,095	$2,074,302,060	$19,248,876	$2,179,057,031

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	228,298	—	228,298
Futures Contracts
Interest Rate Risk	5,023,909	—	—	5,023,909

Total	$90,530,004	$2,074,530,358	$19,248,876	$2,184,309,238

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(3,119,274)	$—	$—	$(3,119,274)

Total	$(3,119,274)	$—	$—	$(3,119,274)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2025

	TCW Central Cash Fund		TCW Core Fixed Income Fund		TCW Global Bond Fund		TCW Securitized Bond Fund
ASSETS
Investments, at Value (1)	$3,058,430,873		$443,120,389		$20,116,320		$2,090,923,354
Investment in Affiliated Issuers, at Value	—		45,324,011	(2)	1,501,299	(2)	88,133,677	(2)
Foreign Currency, at Value	—		179	(3)	80,845	(3)	208,004	(3)
Repurchase agreement at value	1,200,000,000	(4)	—		—		—
Cash	—		—		24,026		—
Receivable for Securities Sold	—		2,132,384		230,648		515,996
Receivable for Sale of When-Issued Securities	—		—		215,417		55,745,593
Receivable for Fund Shares Sold	—		665,013		2,455		1,705,887
Interest and Dividends Receivable	9,759,312		2,262,319		171,850		7,437,031
Receivable from Investment Advisor	—		57,318		26,613		49,688
Unrealized Appreciation on Forward Currency Exchange Contracts	—		200,206		68,521		228,298
Cash Collateral Held for Brokers	—		2,205,003		144,686		4,200,000
Prepaid Expenses	11,879		27,173		6,340		45,834

Total Assets	4,268,202,064		495,993,995		22,589,020		2,249,193,362

LIABILITIES
Distributions Payable	17,399,769		1,631,118		46,438		9,726,320
Payable for Securities Purchased	—		8,095,912		261,276		19,365,208
Payable for Purchase of When-Issued Securities	—		25,519,117		1,822,355		400,952,403
Payable for Fund Shares Redeemed	—		626,963		—		1,406,058
Accrued Capital Gain Withholding Taxes	—		—		391		—
Disbursements in Excess of Available Cash	—		—		—		3,063,946
Accrued Directors’ Fees and Expenses	2,752		8,914		479		62,982
Deferred Accrued Directors’ Fees and Expenses	6,625		2,056		177		45,352
Accrued Management Fees	—		156,540		8,662		618,507
Accrued Distribution Fees	—		22,885		1,955		55,593
Payable to broker — variation margin on open futures contracts	—		84,295		532		469,078
Collateral Pledged by Brokers	—		333,000		—		2,935,000
Unrealized Depreciation on Forward Currency Exchange Contracts	—		3,789		75,539		—
Transfer Agent Fees Payable	18,426		278,241		6,544		697,616
Administration Fee Payable	74,372		24,423		5,468		49,875
Audit Fees Payable	10,041		33,541		34,694		122,362
Accounting Fees Payable	41,006		64,776		5,677		267,000
Custodian Fees Payable	16,893		35,477		33,374		202,923
Legal Fees Payable	64,638		13,038		289		26,768
Other Accrued Expenses	11,149		87,242		17,050		292,963

Total Liabilities	17,645,671		37,021,327		2,320,900		440,359,954

NET ASSETS	$4,250,556,393		$458,972,668		$20,268,120		$1,808,833,408

NET ASSETS CONSIST OF:
Paid-in Capital	$4,250,577,731		$701,719,857		$23,228,056		$2,658,858,774

Accumulated Earnings (Loss)	(21,338)		(242,747,189)		(2,959,936)		(850,025,366)

NET ASSETS	$4,250,556,393		$458,972,668		$20,268,120		$1,808,833,408

NET ASSETS ATTRIBUTABLE TO:

I Class Share	$—		$252,199,147		$11,107,297		$1,541,331,902

I-3 Class Share	$—		$10,173		$—		$10,188

N Class Share	$—		$106,357,430		$9,160,823		$257,837,370

Plan Class Share	$—		$100,405,918		$—		$9,653,948

Cash Management Shares	$4,250,556,393		$—		$—		$—

CAPITAL SHARES OUTSTANDING: (5)

I Class Share	—		25,756,038		1,292,856		195,958,404

I-3 Class Share	—		1,004		—		1,005

N Class Share	—		10,880,998		1,066,634		31,772,771

Plan Class Share	—		10,199,229		—		1,221,238

Cash Management Shares	4,250,577,731		—		—		—

NET ASSET VALUE PER SHARE: (6)

I Class Share	$—		$9.79		$8.59		$7.87

I-3 Class Share	$—		$10.14		$—		$10.14

N Class Share	$—		$9.77		$8.59		$8.12

Plan Class Share	$—		$9.84		$—		$7.91

Cash Management Shares	$1.00		$—		$—		$—

(1)

The identified cost for the TCW Central Cash Fund, the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund at October 31, 2025 was $3,058,430,873, $445,112,598, $20,244,308 and $2,324,436,492, respectively.

(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund at October 31, 2025 was $45,324,011, $1,486,245 and $88,123,908, respectively.
(3)	The identified cost for the TCW Core Fixed Income Fund, the TCW Global Bond Fund and the TCW Securitized Bond Fund at October 31, 2025 was $192, $81,474 and $210,826, respectively.
(4)	The identified cost was $1,200,000,000.
(5)	The number of authorized shares, with a par value of $0.001 per share is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2025

	TCW Central Cash Fund	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW Securitized Bond Fund
INVESTMENT INCOME
Income:
Dividends	$589,330	$161,893	$4,003	$398,366
Dividends from Investment in Affiliated Issuers	—	3,203,042	54,170	4,150,221
Interest	150,234,311	24,039,328	853,388 (2)	66,566,562

Total	150,823,641	27,404,263	911,561	71,115,149

Expenses:
Management Fees	—	2,534,513	98,418	7,129,671
Accounting Services Fees	128,035	11,278	15,912	20,886
Administration Fees	222,192	45,571	13,073	39,707
Transfer Agent Fees:
Cash Management Shares	102,685	—	—	—
I Class	—	438,835	7,588	1,267,564
I-3 Class (1)	—	4	—	4
N Class	—	138,460	8,209	323,756
Plan Class	—	18,345	—	7,544
Custodian Fees	51,203	56,932	77,370	58,499
Professional Fees	231,695	104,977	78,554	300,103
Directors’ Fees and Expenses	16,681	67,849	21,893	234,502
Registration Fees:
I Class	—	23,106	16,429	42,203
I-3 Class (1)	—	13	—	13
N Class	—	18,581	16,276	23,068
Plan Class	—	20,624	—	18,011
Distribution Fees:
N Class	—	277,223	22,096	696,390
Compliance Expense	—	6,244	6,244	6,244
Shareholder Reporting Expense	—	11,538	2,697	15,191
Other	31,943	105,224	7,624	370,043

Total	784,434	3,879,317	392,383	10,553,399

Less Expenses Borne by Investment Advisor:
I Class	—	(331,227)	(136,504)	(788,082)
I-3 Class (1)	—	(15)	—	(14)
N Class	—	(282,389)	(127,795)	(387,578)
Plan Class	—	(84,307)	—	(26,097)

Net Expenses	784,434	3,181,379	128,084	9,351,628

Net Investment Income	150,039,207	24,222,884	783,477	61,763,521

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	28,251	(27,185,774)	(513,664)	(13,143,830)
Foreign Currency	—	(41,898)	(2,560)	(69,313)
Forward Currency Exchange Contracts	—	(679,338)	42,394	(59,633)
Futures Contracts	—	(1,505,224)	(83,169)	(13,892,698)
Swap Agreements	—	837,433	8,932	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	—	32,904,366	1,022,253 (3)	87,348,528
Foreign Currency	—	1,003	(751)	(4,904)
Forward Currency Exchange Contracts	—	(18,449)	(9,281)	228,298
Futures Contracts	—	3,435,090	128,637	9,552,883
Investments in Affiliated Issuers	—	—	11,540	9,769
Swap Agreements	—	(237,905)	3,142	—

Net Realized and Unrealized Gain (Loss) on Investments	28,251	7,509,304	607,473	69,969,100

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$150,067,458	$31,732,188	$1,390,950	$131,732,621

(1)	I-3 Class commenced operations on August 26, 2025.
(2)	Net of foreign taxes withheld of $847 for the TCW Global Bond Fund.
(3)	Net of capital gain withholding taxes of $391 for the TCW Global Bond Fund.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Central Cash Fund		TCW Core Fixed Income Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024 (1)	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$150,039,207	$45,240,641	$24,222,884	$37,632,486
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	28,251	(49,588)	(28,574,801)	12,291,230
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	—	—	36,084,105	61,915,545

Increase in Net Assets Resulting from Operations	150,067,458	45,191,053	31,732,188	111,839,261

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(150,039,208)	(45,240,641)	(24,134,605)	(42,725,492)
Return of Capital	—	—	(4,564,577)	—

Total Distributions to Shareholders	(150,039,208)	(45,240,641)	(28,699,182)	(42,725,492)

NET CAPITAL SHARE TRANSACTIONS
Cash Management Shares	1,522,965,841	2,727,611,890	—	—
I Class	—	—	(367,102,906)	(113,917,492)
I-3 Class (2)	—	—	10,036	—
N Class	—	—	(18,461,345)	(38,601,564)
Plan Class	—	—	2,789,379	(112,580,761)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	1,522,965,841	2,727,611,890	(382,764,836)	(265,099,817)

Increase (Decrease) in Net Assets	1,522,994,091	2,727,562,302	(379,731,830)	(195,986,048)
NET ASSETS
Beginning of year	2,727,562,302	—	838,704,498	1,034,690,546

End of year	$4,250,556,393	$2,727,562,302	$458,972,668	$838,704,498

(1)	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024.
(2)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW Securitized Bond Fund
	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2025	Year Ended October 31, 2024
OPERATIONS
Net Investment Income	$783,477	$840,973	$61,763,521	$96,762,913
Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(548,067)	(435,948)	(27,165,474)	(8,402,149)
Change in Unrealized Appreciation on Investments, Futures Contracts, Foreign Currency Transactions and Swap Contracts	1,155,540	1,542,347	97,134,574	197,053,185

Increase in Net Assets Resulting from Operations	1,390,950	1,947,372	131,732,621	285,413,949

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(559,943)	(581,421)	(120,927,741)	(132,779,468)
Return of Capital	—	—	(8,137,770)	—

Total Distributions to Shareholders	(559,943)	(581,421)	(129,065,511)	(132,779,468)

NET CAPITAL SHARE TRANSACTIONS
I Class	(307,545)	361,584	(38,002,475)	(700,307,268)
I-3 Class (1)	—	—	10,054	—
N Class	187,552	27,961	(54,573,558)	(101,983,001)
Plan Class	—	—	4,698,944	2,279,445

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(119,993)	389,545	(87,867,035)	(800,010,824)

Increase (Decrease) in Net Assets	711,014	1,755,496	(85,199,925)	(647,376,343)
NET ASSETS
Beginning of year	19,557,106	17,801,610	1,894,033,333	2,541,409,676

End of year	$20,268,120	$19,557,106	$1,808,833,408	$1,894,033,333

(1)	I-3 Class commenced operations on August 26, 2025.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements	October 31, 2025

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of October 31, 2025, the Company consisted of 12 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Central Cash Fund	The Fund seeks maximum current income, consistent with preservation of capital, daily liquidity and a stable share price of $1.0000. The Fund is a government money market fund.

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Global Bond Fund	Seeks total return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Securitized Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued by securitized vehicles and similar instruments. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations;

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies
privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations; and money market instruments. Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years.

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Central Cash Fund, which only offers Cash Management Shares, and the TCW Core Fixed Income Fund and TCW Securitized Bond Fund, which also offer I-3 Class shares and Plan Class shares. The I Class, I-3 Class, N Class, and Plan Class of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7). Cash Management shares are generally available for purchase only by funds, separately managed accounts and other investment vehicles advised or subadvised by the Advisor or its affiliates, and therefore are not available to the public. I-3 Class shares commenced on August 26, 2025 for the TCW Core Fixed Income Fund and TCW Securitized Bond Fund.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations: Securities listed or traded on the NYSE and other stock exchanges were valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) were valued during the period using official closing prices as reported by NASDAQ, which may not have been the last sale price. Investments in open-end mutual funds including money market funds were valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations were readily available,

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

including short-term securities, swap agreements and forward currency exchange contracts, were valued with prices furnished by independent pricing services or by broker-dealers.

Shares Not Listed; No Market for Shares. The TCW Private Asset Income Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the TCW Private Asset Income Fund does not currently intend to list the Shares for trading on any securities exchange, and the TCW Private Asset Income Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the TCW Private Asset Income Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”, and each member thereof, a “Director”) has designated the Advisor as the “valuation designee” with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Advisor that prices received were not reflective of their market values.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements: Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”). The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts. The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities. Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds. Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts. Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

TCW Core Fixed Income Fund	Asset-Backed Securities	Total
Balance as of October 31, 2024	$3,596,945	$3,596,945
Accrued Discounts (Premiums)	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	128,492	128,492
Purchases	—	—
Sales	(309,379)	(309,379)
Transfers in to Level 3*	—	—
Transfers out of Level 3*	—	—

Balance as of October 31, 2025	$3,416,058	$3,416,058

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$128,492	$128,492

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Global Bond Fund	Common Stock	Residential Mortgage- Backed Securities — Non-Agency	Total
Balance as of October 31, 2024	$10,420	$90,758	$101,178
Accrued Discounts (Premiums)	—	(478)	(478)
Realized Gain (Loss)	(19,645)	(251,647)	(271,292)
Change in Unrealized Appreciation (Depreciation)	21,460	262,888	284,348
Purchases	—	32	32
Sales	(12,235)	(59,457)	(71,692)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	(42,096)	(42,096)

Balance as of October 31, 2025	$—	$—	$—

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$—	$—	$—

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Securitized Bond Fund	Asset-Backed Securities	Residential Mortgage- Backed Securities — Non-Agency	Total
Balance as of October 31, 2024	$—	$2,287,635	$2,287,635
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	(237,484)	(237,484)
Change in Unrealized Appreciation (Depreciation)	35,157	240,974	276,131
Purchases	20,123,518	7,721	20,131,239
Sales	(2,167,724)	(11,371)	(2,179,095)
Transfers in to Level 3*	1,257,925	—	1,257,925
Transfers out of Level 3*	—	(2,287,475)	(2,287,475)

Balance as of October 31, 2025	$19,248,876	$—	$19,248,876

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at October 31, 2025	$35,157	$—	$35,157

*	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

Significant unobservable valuation inputs for Level 3 investments as of October 31, 2025 are as follows:

	Fair Value at 10/31/2025	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases

Core Fixed Income Fund
Asset-Backed Securities	$3,416,058	Broker Quote	Offered Quote	$93.902	$93.902	Increase

Securitized Bond
Asset-Backed Securities	$1,736,200	Fair Value	Broker Pricing	$86.810	$86.810	Increase
Asset-Backed Securities	$17,512,676	Broker Quote	Offered Quote	$20.500-$100.000	$78.213	Increase
Asset-Backed Securities	$0	Fair Value	Zero Market Value	$0.000	$0.000	Increase
Residential Mortgage-Backed Securities — Non-Agency	$0	Fair Value	Broker Pricing / Zero Market Value	$0.000	$0.000	Increase

Security Transactions and Related Investment Income: Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments: Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the year ended October 31, 2025, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$26,984	$26,984
Futures Contracts(1)	—	850,256	850,256
Forward Currency Exchange Contracts	200,206	—	200,206

Total Value	$200,206	$877,240	$1,077,446

Liability Derivatives
Forward Currency Exchange Contracts	$(3,789)	$—	$(3,789)
Futures Contracts(1)	—	(230,722)	(230,722)

Total Value	$(3,789)	$(230,722)	$(234,511)

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(679,338)	$—	$(679,338)
Futures Contracts	—	(1,505,224)	(1,505,224)
Investments(2)	—	(364,532)	(364,532)
Swap Agreements	—	837,433	837,433

Net Realized Gain (Loss)	$(679,338)	$(1,032,323)	$(1,711,661)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(18,449)	$—	$(18,449)
Futures Contracts	—	3,435,090	3,435,090
Investments(3)	—	(195,212)	(195,212)
Swap Agreements	—	(237,905)	(237,905)

Net Change in Appreciation (Depreciation)	$(18,449)	$3,001,973	$2,983,524

Number of Contracts, Notional Amounts or Shares/Units(4)
Swaptions Purchased	—	137,546,111	137,546,111
Forward Currency Exchange Contracts	23,086,774	—	23,086,774
Options Purchased	—	95,709,000	95,709,000
Futures Contracts	—	1,535	1,535
Swap Agreements	—	8,888,000	8,888,000

TCW Global Bond Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$384	$384
Futures Contracts(1)	—	23,230	23,230
Forward Currency Exchange Contracts	68,521	—	68,521

Total Value	$68,521	$23,614	$92,135

Liability Derivatives
Forward Currency Exchange Contracts	$(75,539)	$—	$(75,539)
Futures Contracts(1)	—	(7,673)	(7,673)

Total Value	$(75,539)	$(7,673)	$(83,212)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$42,394	$—	$42,394
Futures Contracts	—	(83,169)	(83,169)
Investments(2)	—	(346)	(346)

Net Realized Gain (Loss)	$42,394	$(83,515)	$(41,121)

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$(9,281)	$—	$(9,281)
Futures Contracts	—	128,637	128,637
Investments(3)	—	(1,835)	(1,835)
Swap Agreements	—	3,142	3,142

Net Change in Appreciation (Depreciation)	$(9,281)	$129,944	$120,663

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total
Number of Contracts, Notional Amounts or Shares/Units(4)
Swaptions Purchased	—	455,000	455,000
Forward Currency Exchange Contracts	10,191,119	—	10,191,119
Options Purchased	—	455,000	455,000
Futures Contracts	—	75	75
Swap Agreements	—	732,446	732,446

TCW Securitized Bond Fund

	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swaptions Purchased	$—	$921,387	$921,387
Futures Contracts(1)	—	5,023,909	5,023,909
Forward Currency Exchange Contracts	228,298	—	228,298

Total Value	$228,298	$5,945,296	$6,173,594

Liability Derivatives
Futures Contracts	$—	$(3,119,274)	$(3,119,274)

Total Value	$—	$(3,119,274)	$(3,119,274)

Statement of Operations:
Net Realized Gain (Loss)
Forward Currency Exchange Contracts	$(59,633)	$—	$(59,633)
Futures Contracts	—	13,892,698	13,892,698
Investments(2)	—	(367,590)	(367,590)

Net Realized Gain (Loss)	$(59,633)	$13,525,108	$13,465,475

Net Change in Appreciation (Depreciation)
Forward Currency Exchange Contracts	$228,298	$—	$228,298
Futures Contracts	—	9,552,883	9,552,883
Investments(3)	—	(990,051)	(990,051)

Net Change in Appreciation (Depreciation)	$228,298	$8,562,832	$8,791,130

Number of Contracts, Notional Amounts or Shares/Units(4)
Forward Currency Exchange Contracts	7,184,253	—	7,184,253
Options Purchased	—	444,442,800	444,442,800
Futures Contracts	—	4,879	4,879

(1)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on October 31, 2025 is reported within the Statement of Assets and Liabilities.

(2)	Represents realized loss for purchased options during the year.
(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(4)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the year ended on October 31, 2025.

Counterparty Credit Risk: Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to- market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to ASC 210 Balance Sheet (“ASC 210”), Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements. Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit-related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

TCW Funds, Inc.

October 31, 2025

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of October 31, 2025:

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received(1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (2)
Bank of New York
Foreign Currency Exchange Contracts	$26,569	$—	$—	$26,569
Citibank N.A.
Foreign Currency Exchange Contracts	173,637	(173,637)	—	—
Citibank N.A.
Purchased Swaptions	7,312	—	—	7,312
JPMorgan Chase Bank
Purchased Swaptions	11,723	—	—	11,723
Goldman Sachs
Purchased Swaptions	5,864	—	—	5,864
Bank of America
Purchased Swaptions	2,085	—	—	2,085

Total	$227,190	$(173,637)	$—	$53,553

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable to the counterparty in the event of default.

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged (1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities (3)
Goldman Sachs & Co.
Foreign Currency Exchange Contracts	$3,789	$(3,789)	$—	$—

Total	$3,789	$(3,789)	$—	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received (1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (2)
Bank of America Forward Currency Exchange Contracts	$412	$—	$—	$412
Bank of New York Forward Currency Exchange Contracts	557	—	—	557
Barclays Capital Forward Currency Exchange Contracts	2,573	—	(2,573)	—
Citibank N.A. Forward Currency Exchange Contracts	57,508	—	(4,863)	52,645
Deutsche Bank AG Forward Currency Exchange Contracts	1,423	—	(504)	919
Goldman Sachs & Co. Forward Currency Exchange Contracts	4,248	—	(4,248)	—
JPMorgan Chase Bank Forward Currency Exchange Contracts	69	—	(69)	—

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received (1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (2)
State Street Bank & Trust Co. Forward Currency Exchange Contracts	$$1,731	$—	$(1,261)	$470
Goldman Sachs International Purchased Swaptions	395	—	—	395

Total	$68,916	$—	$(13,518)	$55,398

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable to the counterparty in the event of default.

Counterparty	Gross Liabilities Subject to Master Agreements	Collateral Pledged (1)	Derivatives (Assets)/ Liabilities Available for Offset	Net Amount of Liabilities (3)
Barclays Capital Forward Currency Exchange Contracts	$3,977	$—	$(2,573)	$1,404
Citibank N.A. Forward Currency Exchange Contracts	4,863	—	(4,863)	—
Deutsche Bank AG Forward Currency Exchange Contracts	504	—	(504)	—
Goldman Sachs & Co. Forward Currency Exchange Contracts	64,133	—	(4,248)	59,885
ING Baring (U.S.) Capital Markets Forward Currency Exchange Contracts	193	—	—	193
JPMorgan Chase Bank Forward Currency Exchange Contracts	608	—	(69)	539
State Street Bank & Trust Co. Forward Currency Exchange Contracts	1,261	—	(1,261)	—

Total	$75,539	$—	$(13,518)	$62,021

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(3)	Represents the net amount payable to the counterparty in the event of default.

TCW Securitized Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Collateral Received (1)	Derivatives Assets/ (Liabilities) Available for Offset	Net Amount of Assets (2)
Citibank N.A. Foreign Currency Exchange Contracts	$228,298	$(228,298)	$—	$—
Barclays Capital Purchased Swaptions	921,387	(921,387)	—	—

Total	$1,149,685	$(1,149,685)	$—	$—

(1)	Excess of collateral received for individual counterparty may not be shown for financial reporting purposes.
(2)	Represents the net amount receivable to the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities: The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt

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Note 3 — Portfolio Investments (Continued)

securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

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Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the year ended October 31, 2025.

Repurchase Agreements: The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or

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October 31, 2025

Note 3 — Portfolio Investments (Continued)

insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. The TCW Central Cash Fund had repurchase agreements outstanding as of October 31, 2025 classified as Level 2.

Reverse Repurchase Agreements: The Funds may enter into reverse repurchase agreements accounted for as secured borrowings in accordance with ASC No. 860, Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the year ended October 31, 2025.

Securities Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the year ended October 31, 2025.

Derivatives:

Forward Currency Exchange Contracts: The Funds enter into forward currency exchange contracts as a hedge against fluctuations in foreign exchange rates. Forward currency exchange contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW Securitized Bond Fund entered into forward currency exchange contracts during the year ended October 31, 2025 to hedge against the foreign currency exposure within the Funds. Outstanding forward currency exchange contracts at October 31, 2025 are disclosed in the Schedule of Investments.

Futures Contracts: The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, and the TCW Securitized Bond Fund utilized futures during the year ended October 31, 2025 to help manage interest rate duration of those Funds. Futures contracts outstanding at October 31, 2025 are listed on the Schedule of Investments.

Options: The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

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Note 3 — Portfolio Investments (Continued)

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements: The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Portfolio Investments (Continued)

complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. During the year ended October 31, 2025, none of the Funds held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated

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October 31, 2025

Note 3 — Portfolio Investments (Continued)

terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the year ended October 31, 2025, the TCW Core Fixed Income Fund and the TCW Global Bond Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).

Note 4 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk: The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk: The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk: Each Fund may invest in MBS. The values of some MBS may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk: Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Risk Considerations (Continued)

Credit Risk: The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk: The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk: The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk: The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Investment Style Risk: Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Bank Loan Risk: There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less

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October 31, 2025

Note 4 — Risk Considerations (Continued)

protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

U.S. Trade Policy Risk: There have been significant changes to United States trade policies, treaties and tariffs, and in the future there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, treaties and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of our portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on our portfolio investments.

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At October 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Central Cash Fund	$—	$—	$—
TCW Core Fixed Income Fund	—	—	—
TCW Global Bond Fund	306,840	—	306,840
TCW Securitized Bond Fund	—	—	—

At the end of the previous fiscal year ended October 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$971,238	$—	$971,238
TCW Global Bond Fund	19,770	—	19,770
TCW Securitized Bond Fund	28,281,308	—	28,281,308

Permanent differences incurred during the year ended October 31, 2025, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed (accumulated) net realized gain (loss) and paid-in capital as follows, with no impact to the net asset value per share:

	Undistributed Net Investment Income (Loss)	Undistributed (Accumulated) Net Realized Gain (Loss)	Paid-in Capital
TCW Central Cash Fund	$—	$—	$—
TCW Core Fixed Income Fund	1,146,470	(1,146,470)	—
TCW Global Bond Fund	(118,350)	116,812	1,538
TCW Securitized Bond Fund	1,168,495	(1,168,495)	—

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Federal Income Taxes (Continued)

During the year ended October 31, 2025, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Central Cash Fund	$150,039,208	$—	$—	$150,039,208
TCW Core Fixed Income Fund	24,134,605		4,564,577	28,699,182
TCW Global Bond Fund	559,943	—	—	559,943
TCW Securitized Bond Fund	120,927,741	—	8,137,770	129,065,511

During the previous fiscal year ended October 31, 2024, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Central Cash Fund	$45,240,641	$—	$—	$45,240,641
TCW Core Fixed Income Fund	42,725,492	—	—	42,725,492
TCW Global Bond Fund	581,421	—	—	581,421
TCW Securitized Bond Fund	132,779,468	—	—	132,779,468

At October 31, 2025, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Central Cash Fund	$—	$—	$—	$4,258,430,873
TCW Core Fixed Income Fund	6,298,311	(12,329,225)	(6,030,914)	494,475,314
TCW Global Bond Fund	534,863	(916,214)	(381,351)	21,998,970
TCW Securitized Bond Fund	61,269,322	(215,231,503)	(153,962,181)	2,333,019,212

At October 31, 2025, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Central Cash Fund	$21,337	$—	$21,337
TCW Core Fixed Income Fund	154,669,938	80,416,823	235,086,761
TCW Global Bond Fund	1,091,958	1,744,914	2,836,872
TCW Securitized Bond Fund	451,695,883	234,636,078	686,331,961

The Funds did not have any unrecognized tax benefits at October 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2025. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Core Fixed Income Fund	0.40%
TCW Global Bond Fund	0.50%
TCW Securitized Bond Fund	0.40%

TCW Funds, Inc.

October 31, 2025

Note 6 — Fund Management Fees and Other Expenses (Continued)

The TCW Central Cash Fund does not pay management fees to the Advisor.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
I-3 Class (2)	0.56	% (1)
N Class	0.70	% (1)
Plan Class	0.44	% (1)
TCW Global Bond Fund
I Class	0.60	% (1)
N Class	0.70	% (1)
TCW Securitized Bond Fund
I Class	0.49	% (1)
I-3 Class (2)	0.59	% (1)
N Class	0.70	% (1)
Plan Class	0.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.
(2)	I-3 Class commenced operations on August 26, 2025.

Any advisory fee reduced or withheld, or expense reimbursement paid, pursuant to the Expense Limitation Agreement may be subject to recoupment by the Advisor in the first, second or third fiscal year after the fiscal year of the reduction or reimbursement. The Advisor may not receive recoupment for previous reductions or reimbursements before payment of a Fund’s operating expenses for the current year, and cannot cause a Fund to exceed the expense limitation in effect for that Fund (i) at the time the fees and expenses would have been incurred or (ii) at the time the Advisor would recoup that reduction or reimbursement. In addition, any recoupment may not exceed any more restrictive limitation to which the Advisor has agreed.

At October 31, 2025, the balance of recoupable expenses with expiration dates for the Funds were as follows:

Fund	Expires 10/31/2026	Expires 10/31/2027	Expires 10/31/2028	Total
TCW Core Fixed Income Fund	$366,979	$473,555	$561,411	$1,401,945
TCW Global Bond Fund	61,859	66,875	63,738	192,472
TCW Securitized Bond Fund	491,126	1,137,578	1,109,672	2,738,376

Total	$919,964	$1,678,008	$1,734,821	$4,332,793

Directors’ Fees: The Funds pay each Independent Director an annual retainer of $92,500 per calendar year, plus a $6,500 per-meeting fee for in-person attendance and $1,000 for telephonic attendance for each Board of Directors meeting attended by that Independent Director. The Independent Chair of the Board of Directors receives an additional annual retainer of $37,500, the Independent Vice Chair receives an additional annual retainer of $25,000, and the Chairs of the Audit Committee and the Nominating and Governance Committee each receive an additional annual retainer of $6,250. The expenses related to the annual retainer and meeting fees are recorded in the Statement of Operations.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 7 — Distribution Plan (Continued)

terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2025 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Central Cash Fund	$—	$—	$—	$—
TCW Core Fixed Income Fund	88,936,259	203,288,498	2,669,873,213	2,955,633,379
TCW Global Bond Fund	15,242,232	16,425,631	40,185,044	40,539,186
TCW Securitized Bond Fund	180,683,071	302,869,981	6,273,112,778	6,411,112,747

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Central Cash Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
Cash Management Shares	Shares	Amount	Shares	Amount
Shares Sold	42,464,189,277	$42,464,189,277	20,636,368,000	$20,636,368,000
Shares Issued upon Reinvestment of Dividends	112,161,316	112,161,316	44,340,793	44,340,793
Shares Redeemed	(41,053,384,752)	(41,053,384,752)	(17,953,096,903)	(17,953,096,903)

Net Increase	1,522,965,841	$1,522,965,841	2,727,611,890	$2,727,611,890

TCW Core Fixed Income Fund	Year/Period Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	6,371,601	$61,394,436	11,613,744	$112,200,678
Shares Issued upon Reinvestment of Dividends	2,089,296	20,124,152	3,056,608	29,512,430
Shares Redeemed	(46,886,867)	(448,621,494)	(26,431,625)	(255,630,600)

Net Decrease	(38,425,970)	$(367,102,906)	(11,761,273)	$(113,917,492)

I-3 Class(1)	Shares	Amount
Shares Sold	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	4	36

Net Increase	1,004	$10,036

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,771,883	$17,040,743	2,484,201	$23,968,112
Shares Issued upon Reinvestment of Dividends	457,446	4,401,080	495,967	4,776,696
Shares Redeemed	(4,141,861)	(39,903,168)	(7,006,174)	(67,346,372)

Net Decrease	(1,912,532)	$(18,461,345)	(4,026,006)	$(38,601,564)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	2,970,455	$28,801,956	5,348,173	$52,094,155
Shares Issued upon Reinvestment of Dividends	466,148	4,517,858	672,278	6,513,032
Shares Redeemed	(3,153,571)	(30,530,435)	(17,277,813)	(171,187,948)

Net Decrease	283,032	$2,789,379	(11,257,362)	$(112,580,761)

(1)	I-3 Class commenced operations on August 26, 2025.

TCW Funds, Inc.

October 31, 2025

Note 9 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Year Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	27,175	$232,070	67,681	$557,181
Shares Issued upon Reinvestment of Dividends	36,465	304,997	38,546	315,445
Shares Redeemed	(100,228)	(844,612)	(61,989)	(511,042)

Net Increase (Decrease)	(36,588)	$(307,545)	44,238	$361,584

N Class	Shares	Amount	Shares	Amount
Shares Sold	24,543	$205,081	34,701	$287,863
Shares Issued upon Reinvestment of Dividends	29,164	243,865	31,531	257,903
Shares Redeemed	(31,865)	(261,394)	(63,799)	(517,805)

Net Increase	21,842	$187,552	2,433	$27,961

TCW Securitized Bond Fund	Year/Period Ended October 31, 2025		Year Ended October 31, 2024
I Class	Shares	Amount	Shares	Amount
Shares Sold	72,436,656	$566,452,810	78,747,377	$626,162,709
Shares Issued upon Reinvestment of Dividends	9,734,895	75,837,083	9,112,707	71,638,741
Shares Redeemed	(87,162,981)	(680,292,368)	(177,803,352)	(1,398,108,718)

Net Decrease	(4,991,430)	$(38,002,475)	(89,943,268)	$(700,307,268)

I-3 Class(1)	Shares	Amount
Shares Sold	1,000	$10,000
Shares Issued upon Reinvestment of Dividends	5	54

Net Increase	1,005	$10,054

N Class	Shares	Amount	Shares	Amount
Shares Sold	3,263,212	$26,235,117	4,642,950	$37,921,944
Shares Issued upon Reinvestment of Dividends	2,309,133	18,561,846	2,597,932	21,068,641
Shares Redeemed	(12,354,234)	(99,370,521)	(19,763,032)	(160,973,586)

Net Decrease	(6,781,889)	$(54,573,558)	(12,522,150)	$(101,983,001)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	681,197	$5,337,301	504,526	$3,994,339
Shares Issued upon Reinvestment of Dividends	2,953	23,121	3,249	25,642
Shares Redeemed	(84,688)	(661,478)	(219,607)	(1,740,536)

Net Increase	599,462	$4,698,944	288,168	$2,279,445

(1)	I-3 Class commenced operations on August 26, 2025.

Note 10 — Affiliate Ownership

As of October 31, 2025, affiliates of the Funds and Advisor owned 100.00% and 86.20% of the net assets of the TCW Central Cash Fund and the TCW Global Bond Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 11 — Restricted Securities (Continued)

the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at October 31, 2025 are listed below.

Securitized Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
HOA Funding LLC Series 2021-1A, Class A2, 4.72%, 08/20/51	8/10/2022	$4,996,612	$1,257,925	0.07%
New Mountain CLO 8 Ltd. Series CLO-8A, Class M, 0.00%, 10/20/38	9/16/2025	$43	$0	0.00%

		$4,996,655	$1,257,925	0.07%

Note 12 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 13 — Committed Line Of Credit

The Funds, together with the TCW Metropolitan West Funds and TCW ETF Trust, have entered into a $250,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, with an expiration date of December 17, 2026. The interest rate on borrowing is the higher of the Federal Funds Effective Rate plus 0.10% plus 1.25% or the Overnight Bank Funding Rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the year ended October 31, 2025. The Funds pay the Bank a commitment fee equal to 0.25% per annum on any unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in Transfer Agent fees on the Statements of Operations. The commitment fees are allocated to each applicable fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable fund.

Note 14 — Segment Reporting

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their

TCW Funds, Inc.

October 31, 2025

Note 14 — Segment Reporting (Continued)

operations. The Funds represent a single operating segment as the operating results of the Funds are monitored as a whole and their long-term asset allocation is determined in accordance with the terms of the applicable prospectus, based on defined investment objectives that is executed by the Funds’ portfolio management team. A senior executive team comprised of the Funds’ Principal Executive Officer and Principal Financial Officer, serves as the Funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Director reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the Funds’ profits and losses and to make resource allocation decisions. Segment assets are reflected in the Statements of Assets and Liabilities as Net Assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

Note 15 — New Accounting Pronouncements

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

Note 16 — Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

TCW Central Cash Fund

Financial Highlights — Cash Management Shares

	Year Ended October 31, 2025	For the period July 15, 2024 (Commencement of Operations) through October 31, 2024
Net Asset Value per Share, Beginning of year	$1.00	$1.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04	0.02

Total from Investment Operations	0.04	0.02

Less Distributions:
Distributions from Net Investment Income	(0.04)	(0.02)

Total Distributions	(0.04)	(0.02)

Net Asset Value per Share, End of year	$1.00	$1.00

Total Return	4.47%	1.64	% (2)

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$4,250,556	$2,727,562
Ratio of Expenses to Average Net Assets	0.02%	0.01	% (3)
Ratio of Net Investment Income to Average Net Assets	4.35%	5.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Not annualized.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022		Year Ended October 31, 2021
Net Asset Value per Share, Beginning of year	$9.65	$9.08	$9.39	$11.56		$11.98

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.37	0.38	0.36	0.20		0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.22	0.63	(0.36)	(2.17)		(0.09)

Total from Investment Operations	0.59	1.01	—	(1.97)		0.02

Less Distributions:
Distributions from Net Investment Income	(0.37)	(0.44)	(0.31)	(0.17)		(0.14)
Distributions from Net Realized Gain	—	—	—	(0.00	) (2)	(0.26)
Distributions from Return of Capital	(0.08)	—	—	(0.03)		(0.04)

Total Distributions	(0.45)	(0.44)	(0.31)	(0.20)		(0.44)

Net Asset Value per Share, End of year	$9.79	$9.65	$9.08	$9.39		$11.56

Total Return	6.23%	11.15%	(0.29%)	(17.10%)		0.19%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$252,199	$619,344	$689,215	$911,213		$1,471,072
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.57%	0.52%	0.50%	0.53%		0.51%

After Expense Reimbursement	0.49%	0.49%	0.49%	0.49%		0.49%
Ratio of Net Investment Income to Average Net Assets	3.83%	3.92%	3.69%	1.90%		0.94%
Portfolio Turnover Rate (3)	426.07%	453.67%	442.34%	473.72%		469.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — I-3 Class

	August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.00	(1)

Income (Loss) from Investment Operations:
Net investment income (2)	0.07
Net Realized and Unrealized Gain on Investments	0.14

Total from investment operations	0.21

Less Distributions:
Distributions from Net Investment Income	(0.06)
Distributions from Return of Capital	(0.01)

Total distributions	(0.07)

Net Asset Value per Share, End of year	$10.14

Total Return	2.11	% (3)

Ratios/Supplemental data:
Net assets, end of year (in thousands)	$10
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.37	% (4)

After Expense Reimbursement	0.56	% (4)
Ratio of Net Investment Income to Average Net Assets	3.62	% (4)
Portfolio Turnover Rate (5)	426.07	% (3)

(1)	I-3 Class commenced operations on August 26, 2025.
(2)	Computed using average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022		Year Ended October 31, 2021
Net Asset Value per Share, Beginning of year	$9.63	$9.05	$9.38	$11.53		$11.95

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.36	0.37	0.35	0.19		0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.21	0.63	(0.39)	(2.16)		(0.09)

Total from Investment Operations	0.57	1.00	(0.04)	(1.97)		—

Less Distributions:
Distributions from Net Investment Income	(0.36)	(0.42)	(0.29)	(0.15)		(0.12)
Distributions from Net Realized Gain	—	—	—	(0.00	) (2)	(0.26)
Distributions from Return of Capital	(0.07)	—	—	(0.03)		(0.04)

Total Distributions	(0.43)	(0.42)	(0.29)	(0.18)		(0.42)

Net Asset Value per Share, End of year	$9.77	$9.63	$9.05	$9.38		$11.53

Total Return	6.18%	11.12%	(0.56)%	(17.22)%		0.00%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$106,357	$123,172	$152,264	$170,497		$223,562
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.86%	0.83%	0.80%	0.82%		0.80%

After Expense Reimbursement	0.60%	0.62%	0.64%	0.64%		0.65%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.79%	3.56%	1.77%		0.78%
Portfolio Turnover Rate (3)	426.07%	453.67%	442.34%	473.72%		469.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022		Year Ended October 31, 2021
Net Asset Value per Share, Beginning of year	$9.70	$9.13	$9.44	$11.61		$12.06

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.38	0.39	0.37	0.25		0.11
Net Realized and Unrealized Gain (Loss) on Investments	0.21	0.62	(0.37)	(2.21)		(0.11)

Total from Investment Operations	0.59	1.01	—	(1.96)		0.00

Less Distributions:
Distributions from Net Investment Income	(0.37)	(0.44)	(0.31)	(0.18)		(0.14)
Distributions from Net Realized Gain	—	—	—	(0.00	) (2)	(0.26)
Distributions from Return of Capital	(0.08)	—	—	(0.03)		(0.05)

Total distributions	(0.45)	(0.44)	(0.31)	(0.21)		(0.45)

Net Asset Value per Share, End of year	$9.84	$9.70	$9.13	$9.44		$11.61

Total Return	6.38%	11.17%	(0.11%)	(17.07%)		(0.01%)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$100,406	$96,188	$193,212	$81,408		$867
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.53%	0.50%	0.48%	0.51%		7.54%

After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%		0.44%
Ratio of Net Investment Income to Average Net Assets	3.90%	3.96%	3.83%	2.46%		0.97%
Portfolio Turnover Rate (3)	426.07%	453.67%	442.34%	473.72%		469.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value per Share, Beginning of year	$8.24	$7.65	$7.75	$10.18	$10.66

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.33	0.36	0.36	0.24	0.20
Net Realized and Unrealized Gain (Loss) on Investments	0.26	0.48	(0.17)	(2.50)	(0.20)

Total from Investment Operations	0.59	0.84	0.19	(2.26)	—

Less Distributions:
Distributions from Net Investment Income	(0.24)	(0.25)	(0.22)	(0.03)	(0.20)
Distributions from Net Realized Gain	—	—	—	(0.01)	(0.22)
Distributions from Return of Capital	—	—	(0.07)	(0.13)	(0.06)

Total Distributions	(0.24)	(0.25)	(0.29)	(0.17)	(0.48)

Net Asset Value per Share, End of year	$8.59	$8.24	$7.65	$7.75	$10.18

Total Return	7.27%	11.03%	2.22%	(22.45%)	(0.18%)

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$11,107	$10,952	$9,830	$8,650	$24,332
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.84%	2.16%	1.66%	1.67%	1.15%

After Expense Reimbursement	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income to Average Net Assets	3.99%	4.37%	4.40%	2.59%	1.87%
Portfolio Turnover Rate (2)	266.31%	266.63%	221.66%	208.60%	245.94%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value per Share, Beginning of year	$8.24	$7.65	$7.75	$10.17	$10.66

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.33	0.35	0.35	0.26	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.25	0.48	(0.17)	(2.52)	(0.21)

Total from Investment Operations	0.58	0.83	0.18	(2.26)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.23)	(0.24)	(0.22)	(0.03)	(0.19)
Distributions from Net Realized Gain	—	—	—	(0.01)	(0.22)
Distributions from Return of Capital	—	—	(0.06)	(0.12)	(0.06)

Total Distributions	(0.23)	(0.24)	(0.28)	(0.16)	(0.47)

Net Asset Value per Share, End of year	$8.59	$8.24	$7.65	$7.75	$10.17

Total Return	7.16%	10.91%	2.12%	(22.45)%	(0.38)%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$9,161	$8,605	$7,971	$7,730	$10,742
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.15%	2.47%	1.95%	2.15%	1.53%

After Expense Reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	3.89%	4.27%	4.29%	2.80%	1.77%
Portfolio Turnover Rate (2)	266.31%	266.63%	221.66%	208.60%	245.94%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — I Class

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value per Share, Beginning of year	$7.85	$7.39	$7.96	$10.14	$10.46

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.27	0.37	0.43	0.33	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.32	0.60	(0.53)	(2.28)	(0.25)

Total from Investment Operations	0.59	0.97	(0.10)	(1.95)	(0.04)

Less Distributions:
Distributions from Net Investment Income	(0.53)	(0.51)	(0.47)	(0.23)	(0.20)
Distributions from Net Realized Gain	—	—	—	—	(0.07)
Distributions from Return of Capital	(0.04)	—	—	—	(0.01)

Total Distributions	(0.57)	(0.51)	(0.47)	(0.23)	(0.28)

Net Asset Value per Share, End of year	$7.87	$7.85	$7.39	$7.96	$10.14

Total Return	7.80%	13.32%	(1.51%)	(19.58%)	(0.40%)

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$1,541,332	$1,576,958	$2,149,490	$2,595,866	$4,264,583
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.54%	0.54%	0.50%	0.55%	0.52%

After Expense Reimbursement	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of Net Investment Income to Average Net Assets	3.48%	4.69%	5.28%	3.59%	2.07%
Portfolio Turnover Rate (2)	307.34%	327.85%	303.12%	386.85%	493.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — I-3 Class

	August 26, 2025 (Commencement of Operations) through October 31, 2025
Net Asset Value per Share, Beginning of period	$10.00

Income (Loss) from Investment Operations:
Net investment loss (1)	(0.04	) (2)
Net Realized and Unrealized Gain on Investments	0.29

Total from investment operations	0.25

Less Distributions:
Distributions from Net Investment Income	(0.10)
Distributions from Return of Capital	(0.01)

Total distributions	(0.11)

Net Asset Value per Share, End of year	$10.14

Total Return	2.48	% (3)

Ratios/Supplemental data:
Net assets, end of year (in thousands)	$10
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.34	% (4)

After Expense Reimbursement	0.59	% (4)
Ratio of Net Investment Income to Average Net Assets	(2.41	%) (4)
Portfolio Turnover Rate (5)	307.34	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	The amount shown for a share outstanding throughout the period may not correlate with the net investment income on the Statement of Operations for the period due to class specific expenses.
(3)	Not annualized.
(4)	Annualized.
(5)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — N Class

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value per Share, Beginning of year	$8.10	$7.62	$8.21	$10.46	$10.78

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.26	0.36	0.43	0.33	0.19
Net Realized and Unrealized Gain (Loss) on Investments	0.33	0.63	(0.56)	(2.37)	(0.25)

Total from Investment Operations	0.59	0.99	(0.13)	(2.04)	(0.06)

Less Distributions:
Distributions from Net Investment Income	(0.53)	(0.51)	(0.46)	(0.21)	(0.18)
Distributions from Net Realized Gain	—	—	—	—	(0.07)
Distributions from Return of Capital	(0.04)	—	—	—	(0.01)

Total Distributions	(0.57)	(0.51)	(0.46)	(0.21)	(0.26)

Net Asset Value per Share, End of year	$8.12	$8.10	$7.62	$8.21	$10.46

Total Return	7.57%	13.01%	(1.75)%	(19.70)%	(0.58)%

Ratios/Supplemental Data:
Net Assets, End of year (in thousands)	$257,837	$312,171	$389,444	$506,866	$818,608
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.84%	0.83%	0.77%	0.79%	0.81%

After Expense Reimbursement	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment Income to Average Net Assets	3.28%	4.47%	5.07%	3.40%	1.83%
Portfolio Turnover Rate (2)	307.34%	327.85%	303.12%	386.85%	493.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Securitized Bond Fund

Financial Highlights — Plan Class

	Year Ended October 31, 2025	Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021
Net Asset Value per Share, Beginning of year	$7.89	$7.42	$8.00	$10.19	$10.50

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28	0.37	0.44	0.36	0.22
Net Realized and Unrealized Gain (Loss) on Investments	0.31	0.61	(0.55)	(2.31)	(0.24)

Total from Investment Operations	0.59	0.98	(0.11)	(1.95)	(0.02)

Less Distributions:
Distributions from Net Investment Income	(0.54)	(0.51)	(0.47)	(0.24)	(0.21)
Distributions from Net Realized Gain	—	—	—	—	(0.07)
Distributions from Return of Capital	(0.03)	—	—	—	(0.01)

Total distributions	(0.57)	(0.51)	(0.47)	(0.24)	(0.29)

Net Asset Value per Share, End of year	$7.91	$7.89	$7.42	$8.00	$10.19

Total Return	7.86%	13.35%	(1.68%)	(19.43%)	(0.25%)

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$9,654	$4,904	$2,476	$1,522	$571
Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.80%	1.16%	1.32%	2.98%	6.69%

After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	3.53%	4.70%	5.31%	3.88%	2.13%
Portfolio Turnover Rate (2)	307.34%	327.85%	303.12%	386.85%	493.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	The portfolio turnover rate excludes investments in TCW Central Cash Fund which is used as a short-term investment vehicle for cash management.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Directors of

TCW Funds, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of TCW Central Cash Fund, TCW Core Fixed Income Fund, TCW Global Bond Fund, and TCW Securitized Bond Fund (the “Funds”), four of the twelve funds constituting TCW Funds, Inc., including the schedules of investments, as of October 31, 2025; the related statements of operations for the year the ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for the Funds, except for TCW Central Cash Fund; the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below for TCW Central Cash Fund; and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting TCW Funds, Inc. as of October 31, 2025, and the results of their operations for the year then ended (or for the period listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising TCW Funds, Inc.	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
TCW Central Cash Fund	For the year ended October 31, 2025	For the year ended October 31, 2025, and the period from July 15, 2024 (commencement of operations) through October 31, 2024	For the year ended October 31, 2025, and the period from July 15, 2024 (commencement of operations) through October 31, 2024

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with standards of the PCAOB and, for our audit of TCW Central Cash Fund, also in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm (Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Los Angeles, California

December 30, 2025

We have served as the auditor of one or more TCW/Metropolitan West Funds investment companies since 1990.

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited)

Renewal of Investment Advisory and Management Agreement

The Investment Company Act of 1940 requires that both the full Board of Directors and a majority of non-interested (“Independent”) Directors, voting separately, annually approve the continuation of each Fund’s investment advisory agreement (each, an “Agreement”) with TCW Investment Management Company LLC (the “Advisor”). The Directors consider matters bearing on the Funds and their advisory agreements throughout the year, including a review of performance data at each regular meeting. In addition, at an in-person meeting on September 15, 2025, the Board approved the renewal of the Agreement for an additional one-year term from February 6, 2026 through February 5, 2027. The renewal of the Agreement was approved by the Board (including by a majority of the Independent Directors) upon the recommendation of the Independent Directors. The Independent Directors also met by videoconference in a working session on August 21, 2025 to hear presentations by representatives of the Advisor, to ask related questions, to review and discuss materials provided by the Advisor for their consideration, and to meet separately with their independent legal counsel. On September 15, 2025, they also met separately with their independent legal counsel to review and discuss supplemental information that had been requested on their behalf by their independent legal counsel and presented by the Advisor. The information, material facts, and conclusions that formed the basis for the Independent Directors’ recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed — During the course of each year, the Directors receive a wide variety of materials relating to the services provided by the Advisor, including reports on the Advisor’s investment processes, as well as on each Fund’s investment results, portfolio composition, portfolio trading practices, compliance monitoring, shareholder services, and other information relating to the nature, extent, and quality of services provided by the Advisor to the Funds. In addition, the Board reviewed information furnished to the Independent Directors in response to a detailed request sent to the Advisor on their behalf. The information in the Advisor’s responses included extensive materials regarding each Fund’s investment results, advisory fee comparisons to advisory fees charged by the Advisor to its institutional clients, financial and profitability information regarding the Advisor, descriptions of various services provided to the Funds and to other advisory and sub-advisory clients, descriptions of functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund. The Directors also considered information provided by an independent data provider, Broadridge, comparing the investment performance and the fee and expense levels of each Fund to those of appropriate peer groups of mutual funds selected by Broadridge. After reviewing this information, the Directors requested additional information from the Advisor, which the Advisor provided and the Directors considered.

Review process — The Directors’ determinations were made on the basis of each Director’s business judgment after consideration of all the information presented. The Independent Directors were advised by their independent legal counsel throughout the renewal process and received and reviewed advice from their independent legal counsel regarding legal and industry standards applicable to the renewal of the Agreement, including a legal memorandum from their independent legal counsel discussing their fiduciary duties related to their approval of the continuation of the Agreement. The Independent Directors also discussed the renewal of the Agreement with the

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

Advisor’s representatives and in private sessions at which no representatives of the Advisor were present. In deciding to recommend the renewal of the Agreement with respect to each Fund, the Independent Directors did not identify any single piece of information or particular factor that, in isolation, was the controlling factor. Some of the factors that figured particularly in the Directors’ deliberations are described below, although individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for each Fund are the result of years of review and discussion between the Independent Directors and the Board, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years. This summary describes the most important, but not all, of the factors considered by the Board and the Independent Directors.

2. Nature, extent, and quality of services provided by the Advisor

The Board and the Independent Directors considered the depth and quality of the Advisor’s investment management process, including its research and strong analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; the advance planning and transition arrangements put in place with respect to the changes in key portfolio management and other personnel; the overall resources available to the Advisor; and the ability of its organizational structure to address the fluctuations in assets that have been experienced over the past several years. The Board and the Independent Directors considered the Advisor’s continued commitment and ability to attract and retain well-qualified investment professionals, noting in particular the Advisor’s hiring of professionals in various areas over the past several years, continued upgrading of resources in its middle office and back office operations and other areas, as well as a continuing and extensive program of infrastructure and systems enhancements, including business continuity, cybersecurity, and the modernization of the technology ecosystem with the implementation of Aladdin, as well as investments in sales and marketing to increase brand awareness, updates to information security defenses, and budgeting for certain future initiatives. The Board and the Independent Directors noted the significant role played by the Advisor, as valuation designee, with respect to the valuation of portfolio securities, including research and analysis related to fair valued securities and due diligence and oversight of pricing vendors. The Board and the Independent Directors also considered that the Advisor made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, operations, administration, research, portfolio accounting, and legal matters. They noted the substantial additional resources made available by The TCW Group, Inc., the parent company of the Advisor (“TCW”). The Board and the Independent Directors examined and discussed a detailed description of the extensive additional services provided to the Funds to support their operations and compliance, as compared to the much narrower range of services provided to the Advisor’s institutional and sub-advised clients, as well as the Advisor’s oversight and coordination of numerous outside service providers to the Funds. They further noted the high level of regular communication between the Advisor and the Independent Directors. The Advisor explained its responsibility to supervise the activities of the Funds’ various service providers, as well as supporting the Independent Directors and their meetings, regulatory filings, and various operational personnel, and the related costs.

TCW Funds, Inc.

The Board and the Independent Directors concluded that the nature, extent, and quality of the services provided by the Advisor are of a high quality and have benefited and should continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Independent Directors considered the investment results of each Fund in light of its investment objective(s) and principal investment strategies. They compared each Fund’s total returns with the total returns of other mutual funds in peer group reports prepared by Broadridge with respect to various longer and more recent periods all ended May 31, 2025. The Board and the Independent Directors reviewed information as to peer group selections presented by Broadridge and discussed the methodology for those selections with Broadridge. In reviewing each Fund’s relative performance, the Board and the Independent Directors took into account each Fund’s investment strategies, distinct characteristics, asset size and diversification.

The Board and the Independent Directors reviewed each Fund’s performance over the relevant periods. The Board and the Independent Directors noted that the investment performance of the majority of the Funds was generally close to or above the median performance of the applicable peer group during the three-year period emphasized by Broadridge in the supplemental materials. For those Funds that lagged peer group averages, they noted that the Advisor had discussed with the Board the reasons for the underperformance, including the investment climate and prevailing market conditions during relevant periods as well as the Advisor’s discipline in maintaining a consistent investment style. The Board considered in particular the Advisor’s explanations for the performance of those Funds that ranked in the fourth or fifth quintile of their peer groups for the prior three-year period. The Board indicated that it would continue to monitor portfolio investment performance on a regular basis and discuss with the Advisor from time to time any instances of long-term underperformance as appropriate. The Board and the Independent Directors noted that the performance of some Funds for periods when they lagged their peer group averages remained satisfactory when assessed on a risk-adjusted basis because performance quintiles do not necessarily reflect the degree of risk employed by peer funds to achieve their returns. The Board also considered the Advisor’s assessment of the Funds’ performance during the recent period of significant market volatility and rising interest rates.

With respect to the fixed income Funds, the Board and the Independent Directors recognized the Advisor’s deliberate strategy to manage risk in light of its critical view of the fixed income securities markets and overall investment market conditions at present and in the near term. For that reason, the Board and the Independent Directors believed that relative performance also should be considered in light of future market conditions expected by the Advisor and positioning of the Funds’ portfolios in light of those expectations. The Board and the Independent Directors noted the Advisor’s view that longer term performance can be more meaningful for active fixed income funds than shorter term performance because fixed income market cycles are generally longer than three years.

For the U.S. fixed income Funds, the Board and the Independent Directors noted the conservative profile of certain of these Funds, which generally experienced less volatility compared to various other funds in the applicable peer group. They also noted the Advisor’s relatively conservative posture for these Funds with respect to duration and interest rate and credit risks.

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

For the Securitized Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and one-year periods, the fifth quintile for the five-year period and the fourth quintile for the three-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance in the five- and three-year periods was driven by the Fund’s higher duration and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward. It was noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective August 19, 2024.

For the Core Fixed Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods, the fifth quintile for the three-year period and the second quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance was driven by the Fund’s higher duration, yield curve positioning, and greater exposure to mortgage-backed securities than its peers, which the Advisor believes may position the Fund for outperformance going forward.

For the Global Bond Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten-year period, the fourth quintile for the five- and three-year periods and the first quintile for the one-year period. The Board and the Independent Directors considered the Advisor’s explanation that underperformance for the five- and three-year periods was driven by the Fund’s higher duration as compared to many of its peers. The Board further considered that the Fund outperformed its benchmark index for the one- and three-year periods.

For the Central Cash Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the period since the Fund’s inception on July 15, 2024 to May 31, 2025. The Board and the Independent Directors considered the Fund’s limited operating history.

With respect to the U.S. equity Funds, the Board and the Independent Directors noted that the performance of the Funds for most of the various periods reviewed ranked in the first, second or third quintiles.

The Concentrated Large Cap Growth Fund, formerly the Select Equities Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and three-year periods, the third quintile for the five-year period, and the first quintile for the one-year period. It was noted that the Advisor had recommended, and the Board had approved, changes to the Fund’s name and principal investment strategies effective February 28, 2025.

For the Relative Value Large Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and one-year periods and the first quintile for the five- and three-year periods.

For the Relative Value Mid Cap Fund, the Board and the Independent Directors noted that the Fund’s performance was in the third quintile for the ten- and one-year periods and the first quintile for the five- and three-year periods.

For the Global Real Estate Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five-, and three-year periods and the fifth quintile for the one-year period.

TCW Funds, Inc.

For the Conservative Allocation Fund, an asset allocation Fund, the Board and the Independent Directors noted that the Fund’s performance was in the first quintile for the ten-, five, three- and one-year periods.

With respect to the international and emerging markets Funds, the Board and the Independent Directors noted that the performance of these Funds ranked in the fourth quintile over a few of the various time periods reviewed, but had shown improvement in all of the time periods reviewed. The Board and the Independent Directors considered the Advisor’s discussion of performance, including the enhancements to its risk management process.

For the Emerging Markets Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the second quintile for the ten- and one-year periods, the third quintile for the five-year period and the fourth quintile for the three-year period. The Board and the Independent Directors considered the Advisor’s discussion of performance, including that the Fund’s relative performance was impacted by underperformance in 2022, which resulted from a combination of duration positioning and a more defensive stance, missing a part of the subsequent market rally following the Silicon Valley Bank crisis. The Board and the Independent Directors noted that the Fund has recovered part of the underperformance, capturing the improvement in credit quality in emerging markets, particularly in high yield, boosting the Fund’s performance to the second quartile for the one-year period ended May 31, 2025.

For the Emerging Markets Local Currency Income Fund, the Board and the Independent Directors noted that the Fund’s performance was in the fourth quintile for the ten- and five-year periods, the third quintile for the three-year period and the second quintile for the one-year period.

The Board and the Independent Directors concluded that the Advisor was implementing each Fund’s investment objective(s) and that the Advisor’s record in managing the Funds indicated that its continued management should benefit each Fund and its shareholders over the long term.

4. Advisory fees and total expenses

The Board and the Independent Directors compared the management fees (which Broadridge defines to include the advisory fee and the administrative fee) and net total expenses of each Fund (each as a percentage of average net assets) with the median management fee and operating expense level of the other mutual funds in the relevant Broadridge peer groups. These comparisons assisted the Board and the Independent Directors by providing a reasonable statistical measure to assess each Fund’s fees relative to its relevant peers. The Board and the Independent Directors observed that each Fund’s management fee, after giving effect to applicable waivers and/or reimbursements, was below or near the median of the peer group funds on a current basis, with the exception of the Emerging Markets Income Fund, whose management fees was approximately 5 basis points above the median. The Board and the Independent Directors also observed that each Fund’s net total expenses, after giving effect to applicable waivers and/or reimbursements, were near or below the median of the peer group funds, with the exception of Conservative Allocation Fund, whose net total expenses were approximately 14 basis points above the median.

The Board and the Independent Directors also noted the contractual expense limitations to which the Advisor has agreed with respect to each Fund and that the Advisor historically has absorbed any expenses in excess of these limits. The Board and the Independent Directors noted that for several Funds, their below-median management fee and net total expenses were in part due to substantial

TCW Funds, Inc.

Investment Management and Advisory Agreement Disclosure (Unaudited) (Continued)

waiver and/or reimbursement pursuant to the contractual expense limitations. The Board and the Independent Directors concluded that the competitive fees charged by the Advisor, and competitive expense ratios, should continue to benefit each Fund and its shareholders.

The Board and the Independent Directors also reviewed information regarding the advisory fees charged by the Advisor to its institutional and sub-advisory clients with similar investment mandates. The Board and the Independent Directors concluded that, although the fees paid by those clients generally were lower than advisory fees paid by the Funds, the differences appropriately reflected the more extensive services provided by the Advisor to the Funds and the Advisor’s significantly greater responsibilities and expenses with respect to the Funds, including the additional time spent by portfolio managers for reasons such as managing the more active cash flows from purchases and redemptions by shareholders, the additional risks of managing a pool of assets for public investors, administrative burdens, daily pricing, valuation and liquidity responsibilities, the supervision of vendors and service providers, and the costs of additional infrastructure and operational resources and personnel and of complying with and supporting the more comprehensive regulatory and governance regime applicable to mutual funds.

5. The Advisor’s costs, level of profits, and economies of scale

The Board and the Independent Directors reviewed information regarding the Advisor’s costs of providing services to the Funds, as well as the resulting level of profits to the Advisor. They reviewed the Advisor’s stated assumptions and methods of allocating certain costs, such as personnel costs, which constitute the Advisor’s largest operating cost. The Board and the Independent Directors recognized that the Advisor should be entitled to earn a reasonable level of profits for the services that it provides to each Fund. The Board and the Independent Directors also reviewed a comparison of the Advisor’s profitability with respect to the Funds to the profitability of certain unaffiliated publicly traded asset managers, which the Advisor believed supported its view that the Advisor’s profitability was reasonable. Based on their review, the Board and the Independent Directors concluded that they were satisfied that the Advisor’s level of profitability from its relationship with each Fund was not unreasonable or excessive.

The Board and the Independent Directors considered the extent to which potential economies of scale could be realized as the Funds grow and whether the advisory fees reflect those potential economies of scale. They recognized that the advisory fees for the Funds do not have breakpoints, which would otherwise result in lower advisory fee rates as the Funds grow larger. They also recognized the Advisor’s view that the advisory fees compare favorably to peer group fees and expenses and remain competitive even at higher asset levels and that the relatively low advisory fees reflect the potential economies of scale. The Board and the Independent Directors recognized the benefits of the Advisor’s substantial past and ongoing investment in the advisory business, such as successfully recruiting and retaining key professional talent, systems and technology upgrades, added resources dedicated to legal, compliance, risk management and cybersecurity programs, and improvements to the overall firm infrastructure, as well as the financial pressures of competing against much larger firms and passive investment products. The Board and the Independent Directors further noted the Advisor’s past and current subsidies of the operating expenses of newer and smaller Funds and the Advisor’s commitment to maintain reasonable overall operating expenses for each Fund. The Board and the Independent Directors also recognized that the Funds benefit from receiving investment advice from an organization with other types of advisory clients in addition to

TCW Funds, Inc.

mutual funds. The Board and the Independent Directors considered the risk borne by the Advisor that the Funds’ net assets and thus the Advisor’s fees might decline in the event of redemptions and that smaller Funds might not grow to become profitable. The Board and the Independent Directors concluded that the Advisor was appropriately sharing potential economies of scale with the Funds through low fees and expenses, and through reinvesting in its capabilities for serving the Funds and their shareholders.

6. Ancillary benefits

The Board and the Independent Directors also considered ancillary benefits received or to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Funds. The Board and the Independent Directors noted that, in addition to the fees the Advisor receives under the Agreement, the Advisor receives additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board and the Independent Directors concluded that any potential benefits received or to be derived by the Advisor from its relationships with the Funds are reasonably related to the services provided by the Advisor to the Funds.

7. Conclusions

Based on their overall review, including their consideration of each of the factors referred to above (and others), the Board and the Independent Directors concluded that the Agreement is fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to the Advisor by each Fund, and that the renewal of the Agreement was in the best interests of each Fund and its shareholders.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the TCW website at https://www.tcw.com/Global-Proxy-Voting-Policy; or

3.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed on TCW’s website. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which must include the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC at https://www.tcw.com/Literature/Proxy-Voting.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Company’s first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

515 South Flower Street

Los Angeles, CA 90071

800 386 3829

tcw.com

Board of Directors

Patrick C. Haden

Martin Luther King III

Peter McMillan

Victoria B. Rogers

Robert G. Rooney

Michael Swell

Andrew Tarica

David Vick

Richard Villa

Adviser

TCW Investment Management Company LLC
515 South Flower Street

Los Angeles, CA 90071

Custodian

State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

U.S. Bank Global Fund Services

P.O. Box 219252

Kansas City, MO 64121

Officers

Richard Villa

President and Principal Executive Officer

Treasurer, Principal Financial Officer

Principal Accounting Officer

Drew Bowden

Executive Vice President

Eric Chan

Assistant Treasurer

Peter Davidson

Vice President and Secretary

Lisa Eisen

Tax Officer

Alenoush Terzian

Chief Compliance Officer and

Anti-Money Laundering Officer

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

555 West 5th Street, Suite 2700

Los Angeles, CA 90013

Distributor

TCW Funds Distributors LLC

515 South Flower Street

Los Angeles, CA 90071

For Additional Information

Call 800 FUND TCW (800 386 3829) or visit tcw.com

A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to their portfolios’ securities during the most recent 12-month period ending June 30 are available (i) without charge, upon request, by calling 800 386 3829; (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

In addition to its annual and semi-annual reports, the Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 800 386 3829 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

This report is submitted for general information to the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus, which includes details regarding the Funds’ objectives, policies, expenses and other information.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	EX-99.CODE – Code of Ethics referred to in Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	EX-99.CERT – The certification required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	EX-99.906CERT – The certification required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer, Treasurer, and Principal Financial and Accounting Officer

Date	January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard M. Villa
Richard M. Villa
President, Principal Executive Officer, Treasurer, and Principal Financial and Accounting Officer

Date	January 6, 2026